UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05518
                                                     ---------
                               The RBB Fund, Inc.
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               --------------------------------------------------
               (Address of principal executive offices) (Zip code)

                     Edward J. Roach, President & Treasurer
                         103 Bellevue Parkway, 4th Floor
                              Wilmington, DE 19809
               --------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 302-791-1112
                                                            ------------
                       Date of fiscal year end: August 31
                                                ---------
                   Date of reporting period: February 28, 2007
                                             -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


================================================================================

                                THE BEDFORD CLASS


                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO


                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Portfolio.

================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2006 through February 28, 2007, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                                                                     MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                                      -------------------------------------------------------------------
                                                         BEGINNING                  ENDING                 EXPENSES PAID
                                                        ACCOUNT VALUE             ACCOUNT VALUE                DURING
                                                      SEPTEMBER 1, 2006         FEBRUARY 28, 2007              PERIOD*
                                                      -----------------         -----------------           -------------
         Actual                                           $1,000.00                $1,022.30                    $4.51
         Hypothetical (5% return before expenses)          1,000.00                 1,020.28                     4.52



                                                                  MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                                      -------------------------------------------------------------------
                                                         BEGINNING                  ENDING                 EXPENSES PAID
                                                        ACCOUNT VALUE             ACCOUNT VALUE                DURING
                                                      SEPTEMBER 1, 2006         FEBRUARY 28, 2007              PERIOD*
                                                      -----------------         -----------------           -------------
         Actual                                           $1,000.00                $1,025.10                    $1.76
         Hypothetical (5% return before expenses)          1,000.00                 1,023.04                     1.76

* Expenses are equal to the  Portfolio's  annualized  expense ratio of 0.90% for the Bedford Class shares and 0.35% for the
  Sansom Street Class shares,  which includes waived fees or reimbursed  expenses,  multiplied by the average account value over the period,  multiplied  by the number of days (181) in the most recent  fiscal  half-year,  then  divided by 365 to reflect the one-half year period.  The  Portfolio's  ending account value on the first line in each table is based on the actual total return for each class of 2.23% for the Bedford Class shares and 2.51% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


        SECURITY                                    % OF NET
          TYPE                                       ASSETS            VALUE
        --------                                    --------       ------------

 Short Term Investments:
   Commercial Paper ............................      55.0%        $118,333,030
   Certificates of Deposit .....................      22.5           48,405,039
   Variable Rate Obligations ...................      16.7           36,003,330
   Master Notes ................................       3.9            8,520,000
   Repurchase Agreements .......................       1.0            2,100,000
   Municipal Bonds .............................       0.7            1,540,000
   Other Assets In Excess of Liabilities .......       0.2              402,630
                                                     -----         ------------
NET ASSETS .....................................     100.0%        $215,304,029
                                                     =====         ============

Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

CERTIFICATES OF DEPOSIT--22.5%
DOMESTIC CERTIFICATES OF DEPOSIT--4.2%
Bank of America, N.A.
   5.310%, 03/20/07 ...........................    $ 5,000       $  5,000,000
Washington Mutual Bank
   5.320%, 04/16/07 ...........................      3,925          3,925,000
                                                                 ------------
                                                                    8,925,000
                                                                 ------------
EURODOLLAR CERTIFICATES OF DEPOSIT--4.6%
Credit Industriel Et
   Commercial Bank(a)
   5.325%, 04/05/07 ...........................      8,200          8,200,039
   5.375%, 04/30/07 ...........................      1,780          1,780,000
                                                                 ------------
                                                                    9,980,039
                                                                 ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--13.7%
Barclays Bank P.L.C.
   (New York Branch)(a)
   5.320%, 04/02/07 ...........................      7,500          7,500,000
Mizuho Corporate Bank
   (New York Branch)(a)
   5.320%, 05/21/07 ...........................     10,000         10,000,000
Norinchukin Bank
   (New York Branch)(a)
   5.330%, 04/26/07 ...........................     12,000         12,000,000
                                                                 ------------
                                                                   29,500,000
                                                                 ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $48,405,039) .....................                    48,405,039
                                                                 ------------
COMMERCIAL PAPER--55.0%
ASSET BACKED SECURITIES--13.8%
Atlantic Asset Securitization Corp. ...........
   5.250%, 04/16/07 ...........................      1,800          1,787,925
Crown Point Capital Co. .......................
   5.280%, 03/20/07 ...........................      8,000          7,977,707
North Sea Funding LLC
   5.270%, 03/09/07 ...........................      8,225          8,215,367
   5.270%, 03/23/07 ...........................      2,622          2,613,556
Park Granada LLC
   5.370%, 03/01/07 ...........................      9,000          9,000,000
                                                                 ------------
                                                                   29,594,555
                                                                 ------------


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

COMMERCIAL PAPER--(CONTINUED)
BANKS--15.4%
Allied Irish Bank
   5.205%, 08/06/07 ...........................    $ 1,050       $  1,026,014
ANZ National Bank Ltd.(b)
   5.240%, 04/24/07 ...........................     13,000         12,897,820
Banco Bilbao Vizcaya Argentaria
   Puerto Rico(b)
   5.270%, 05/23/07 ...........................     10,800         10,668,777
Bank of America Corp. .........................
   5.250%, 04/17/07 ...........................      1,000            993,146
   5.250%, 04/20/07 ...........................      5,500          5,459,896
Societe Generale North America, Inc. ..........
   5.195%, 07/23/07 ...........................      1,230          1,204,440
St. George Bank Ltd.(b)
   5.210%, 08/07/07 ...........................        400            390,796
Unicredito Italiano Bank(b)
   5.210%, 08/06/07 ...........................        435            425,053
                                                                 ------------
                                                                   33,065,942
                                                                 ------------
CHEMICALS & ALLIED PRODUCTS--4.6%
BASF AG
   5.230%, 04/04/07 ...........................     10,000          9,950,605
                                                                 ------------
FINANCE SERVICES--11.1%
CIT Group, Inc. ...............................
   5.240%, 04/20/07 ...........................     12,500         12,409,028
Countrywide Financial Corp. ...................
   5.280%, 04/11/07 ...........................     10,000          9,939,867
Santander Finance, Inc. .......................
   5.200%, 07/23/07 ...........................      1,635          1,600,992
                                                                 ------------
                                                                   23,949,887
                                                                 ------------
INSURANCE--5.5%
ING America Insurance Holdings
   5.240%, 04/19/07 ...........................     12,000         11,914,413
                                                                 ------------
SECURITY BROKERS & DEALERS--4.6%
Bear Stearns Co. ..............................
   5.230%, 06/07/07 ...........................     10,000          9,857,628
                                                                 ------------
     TOTAL COMMERCIAL PAPER
       (Cost $118,333,030) ....................                   118,333,030
                                                                 ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

MUNICIPAL BONDS--0.7%
PENNSYLVANIA--0.7%
Franklin County IDR
   (Manufacturers & Traders LOC)
   5.370%, 03/02/07 ...........................    $ 1,540       $  1,540,000
                                                                 ------------
     TOTAL MUNICIPAL BONDS
       (Cost $1,540,000) ......................                     1,540,000
                                                                 ------------
VARIABLE RATE OBLIGATIONS--16.7%
ASSET BACKED SECURITIES--2.3%
Cullinan Finance Corp.(c)
   5.280%, 03/26/07 ...........................      3,000          2,999,805
   5.280%, 03/26/07 ...........................      1,000            999,935
Racers Trust 2004-6-MM(c)(d)
   5.340%, 03/22/07 ...........................      1,000          1,000,000
                                                                 ------------
                                                                    4,999,740
                                                                 ------------
BANKS--9.3%
Commonwealth Bank of Australia(b)(c)
   5.360%, 04/30/07 ...........................     10,000         10,003,590
HBOS Treasury Services PLC(b)(c)
   5.436%, 03/26/07 ...........................      8,000          8,000,000
Westpac Banking Corp. New York(b)(c)
   5.393%, 03/12/07 ...........................      2,000          2,000,000
                                                                 ------------
                                                                   20,003,590
                                                                 ------------
LIFE INSURANCE--2.3%
MetLife Global Funding, Inc.(c)(d)
   5.420%, 03/28/07 ...........................      5,000          5,000,000
                                                                 ------------
SECURITY BROKERS & DEALERS--2.8%
Merrill Lynch & Company, Inc.(c)
   5.325%, 05/29/07 ...........................      6,000          6,000,000
                                                                 ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $36,003,330) .....................                    36,003,330
                                                                 ------------
MASTER NOTES--3.9%
Morgan Stanley Mortgage Capital, Inc.(c)
   5.483%, 03/01/07 ...........................      8,520          8,520,000
                                                                 ------------
     TOTAL MASTER NOTES
       (Cost $8,520,000) ......................                     8,520,000
                                                                 ------------


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

REPURCHASE AGREEMENTS--1.0%
Morgan Stanley & Co., Inc.
   (Tri-party Agreement dated 2/28/07
   to be repurchased at $2,100,615,
   collateralized by $2,160,000 par value,
   U.S. Treasury Bill, due 3/22/07,
   Market Value of collateral is
   $2,153,261)
   5.270%, 03/01/07 ...........................    $ 2,100       $  2,100,000
                                                                 ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $2,100,000) ......................                     2,100,000
                                                                 ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $214,901,399*) .......................                   214,901,399
                                                                 ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.2% ..........................                       402,630
                                                                 ------------
NET ASSETS (APPLICABLE TO
   196,739,809 BEDFORD SHARES
   AND 18,568,813 SANSOM STREET
   SHARES )--100.0% ...........................                  $215,304,029
                                                                 ============
NET ASSET VALUE, Offering and
   Redemption Price Per Bedford Share
   ($196,737,299 / 196,739,809) ...............                         $1.00
                                                                        =====
NET ASSET VALUE, Offering and
   Redemption Price Per Sansom Street
   Share ($18,566,730 / 18,568,813) ...............                     $1.00
                                                                        =====

*   Aggregate cost is the same for financial reporting and federal tax purposes.

(a) Issuer is a U.S. Branch of a foreign domiciled Bank.

(b) U.S. dollar denominated security issued by foreign domiciled entity.

(c) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2007 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

INVESTMENT ABBREVIATIONS
IDR   Industrial Development Revenue
LOC   Letter of Credit


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007
                                   (UNAUDITED)


Investment Income
   Interest ................................................        $5,209,647
                                                                    ----------
Expenses
   Distribution and service fees ...........................           563,376
   Investment advisory and administration fees .............           436,690
   Registration and filing fees ............................            36,200
   Professional fees .......................................            34,938
   Printing and shareholder reporting fees .................            26,363
   Custodian fees ..........................................            22,892
   Directors' and Officers' fees ...........................            19,553
   Regulatory administration fees ..........................            17,825
   Transfer agent fees .....................................            17,313
   Insurance fees ..........................................            12,925
   Service organization fees ...............................               464
   Other expenses ..........................................             4,334
                                                                    ----------
        Total expenses .....................................         1,192,873
   Less fees waived ........................................          (374,063)
                                                                    ----------
        Net total expenses .................................           818,810
                                                                    ----------
Net investment income ......................................         4,390,837
                                                                    ----------
Realized gain on investments ...............................               185
                                                                    ----------
Net increase in net assets resulting
   from operations .........................................        $4,391,022
                                                                    ==========


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                           FOR THE
                                                                      SIX MONTHS ENDED         FOR THE
                                                                      FEBRUARY 28, 2007      YEAR ENDED
                                                                         (UNAUDITED)       AUGUST 31, 2006
                                                                      -----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income .........................................       $  4,390,837        $  9,453,852
  Net gain (loss) on investments ................................                185              (1,104)
                                                                        ------------        ------------
  Net increase in net assets resulting from operations ..........          4,391,022           9,452,748
                                                                        ------------        ------------
Dividends to shareholders from Net investment income:
    Bedford shares ..............................................         (3,825,504)         (5,087,205)
    Sansom Street shares ........................................           (565,333)         (4,366,647)
                                                                        ------------        ------------
    Total dividends to shareholders .............................         (4,390,837)         (9,453,852)
                                                                        ------------        ------------
Net capital share transactions (See Note 3) .....................         49,122,033         (30,616,253)
                                                                        ------------        ------------
Total increase/(decrease) in net assets .........................         49,122,218         (30,617,357)
Net Assets:
  Beginning of period ...........................................        166,181,811         196,799,168
                                                                        ------------        ------------
  End of period .................................................       $215,304,029        $166,181,811
                                                                        ============        ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             THE BEDFORD CLASS
                                          ------------------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS        FOR THE        FOR THE         FOR THE          FOR THE        FOR THE
                                             ENDED            YEAR           YEAR            YEAR             YEAR           YEAR
                                          FEBRUARY 28,        ENDED          ENDED           ENDED            ENDED          ENDED
                                             2007          AUGUST 31,     AUGUST 31,      AUGUST 31,       AUGUST 31,     AUGUST 31,
                                          (UNAUDITED)         2006           2005            2004             2003           2002
                                          ------------     ----------     ----------      -----------     -----------     ----------
Net asset value, beginning of period        $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            --------        --------       --------        --------         --------       --------
Income from investment operations:
   Net investment income                      0.0221          0.0388         0.0162          0.0025           0.0046         0.0157
   Net gains (losses) on securities               --(b)           --(b)          --(b)           --(b)        0.0005             --
                                            --------        --------       --------        --------         --------       --------
     Total net income from investment
       operations                             0.0221          0.0388         0.0162          0.0025           0.0051         0.0157
                                            --------        --------       --------        --------         --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income)                                 (0.0221)        (0.0388)       (0.0162)        (0.0025)         (0.0046)       (0.0157)
   Distributions (from capital gains)             --              --             --              --          (0.0005)            --
                                            --------        --------       --------        --------         --------       --------
     Total dividends and distributions       (0.0221)        (0.0388)       (0.0162)        (0.0025)         (0.0051)       (0.0157)
                                            --------        --------       --------        --------         --------       --------
Net asset value, end of period              $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            ========        ========       ========        ========         ========       ========
     Total Return                              2.23%           3.95%          1.63%           0.25%            0.53%          1.59%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted)                        $196,737        $150,657       $109,495        $ 72,001         $ 80,406       $ 52,878
   Ratios of expenses to average
     net assets(a)                             0.90%(c)        0.85%          0.97%           0.94%            0.98%          1.00%
   Ratios of net investment income
     to average net assets                     4.46%(c)        3.81%          1.68%           0.24%            0.46%          1.75%

(a) Without the waiver of advisory  fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Bedford Class of the Money Market  Portfolio would have been 1.25% for the six months ended February 28, 2007 and
    1.34%, 1.23%, 1.34%, 1.30% and 1.25% for the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(b) Amount is less than $0.0005 per share.

(c) Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                          THE SANSOM STREET CLASS
                                          ------------------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS        FOR THE        FOR THE         FOR THE          FOR THE        FOR THE
                                             ENDED            YEAR           YEAR            YEAR             YEAR           YEAR
                                          FEBRUARY 28,        ENDED          ENDED           ENDED            ENDED          ENDED
                                             2007          AUGUST 31,     AUGUST 31,      AUGUST 31,       AUGUST 31,     AUGUST 31,
                                          (UNAUDITED)         2006           2005            2004             2003           2002
                                          ------------     ----------     ----------      -----------     -----------     ----------
Net asset value, beginning of period        $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            --------        --------       --------        --------         --------       --------
Income from investment operations:
   Net investment income                      0.0249          0.0434         0.0239          0.0100           0.0114         0.0209
   Net gains (losses) on securities               --(b)           --(b)          --(b)           --(b)        0.0005             --
                                            --------        --------       --------        --------         --------       --------
     Total net income from investment
       operations                             0.0249          0.0434         0.0239          0.0100           0.0119         0.0209
                                            --------        --------       --------        --------         --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income)                                 (0.0249)        (0.0434)       (0.0239)        (0.0100)         (0.0114)       (0.0209)
   Distributions (from capital gains)             --              --             --              --          (0.0005)            --
                                            --------        --------       --------        --------         --------       --------
     Total distributions                     (0.0249)        (0,0434)       (0.0239)        (0.0100)         (0.0119)       (0.0209)
                                            --------        --------       --------        --------         --------       --------
Net asset value, end of year                $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            ========        ========       ========        ========         ========       ========
     Total Return                              2.51%           4.42%          2.41%           1.00%            1.21%          2.11%

Ratios/Supplemental Data
   Net assets, end of year
     (000's omitted)                        $ 18,567        $ 15,525       $ 87,304        $141,372         $198,373       $244,212
   Ratios of expenses to average
     net assets(a)                             0.35%(c)        0.26%          0.20%           0.20%            0.30%          0.49%
   Ratios of net investment income to
     average net assets                        5.02%(c)        4.25%          2.39%           0.98%            1.14%          2.10%

(a) Without the waiver of advisory  fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Sansom  Street Class of the Money Market  Portfolio  would have been 0.69% for the six months ended  February 28,
    2007 and 0.67%, 0.67%, 0.59%, 0.57% and 0.64% for the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(b) Amount is less than $0.0005 per share.

(c) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of one hundred billion shares of common stock of which 76.673 billion shares are currently classified into one hundred and six classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                   ANNUAL RATE
                --------------------------------------------------
                0.45% of first $250 million of net assets;
                0.40% of next $250 million of net assets;
                and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2007, advisory fees and waivers for the investment portfolio were as follows:

                      GROSS                                 NET
                    ADVISORY                             ADVISORY
                      FEE               WAIVER              FEE
                    --------          ----------         --------
                    $436,690          $(331,158)         $105,532

     As of February 28, 2007, the Portfolio owed BIMC $14,960 in advisory fees.

     BIMC may voluntarily waive and/or reimburse a portion of its fees. PFPC may also voluntarily waive a portion of its fees and/or reimburse expenses.

     The Portfolio will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed.

     For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets. The Portfolio's portion of this fee for the six months ended February 28, 2007 was $17,825.

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For providing transfer agent services, PFPC is entitled to receive fees from the Portfolio. PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2007, transfer agency fees for the Portfolio were $17,313.

     PFPC Trust Company provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                                   ANNUAL RATE
                --------------------------------------------------
                0.025% of first $50 million of gross assets;
                0.020% of next $50 million of gross assets;
                0.015% of gross assets in excess of $100 million.

     The Portfolio, on behalf of each class of shares of the Portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Portfolio has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. For the six months ended February 28, 2007, distribution fees paid to PFPC Distributors for each class were as follows:


                                                     GROSS                                     NET
                                                 DISTRIBUTION                             DISTRIBUTION
                                                      FEE                WAIVER                FEE
                                                 -------------          ---------         ------------
               Bedford Class                        $557,741            $(42,905)           $514,836
               Sansom Street Class                     5,635                  --               5,635
                                                    --------            --------            --------
               Total Money Market Portfolio         $563,376            $(42,905)           $520,471
                                                    ========            ========            =========

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 28, 2007, service organization fees were $464 for the Portfolio.

     As of February 28, 2007, the Portfolio owed PFPC and its affiliates $101,493 for their services.

3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                                                        BEDFORD CLASS
                                                           ----------------------------------------
                                                                FOR THE               FOR THE
                                                           SIX MONTHS ENDED          YEAR ENDED
                                                           FEBRUARY 28, 2007       AUGUST 31, 2006
                                                            ----------------       ---------------
                                                               (UNAUDITED)
                                                                  VALUE                  VALUE
                                                             --------------         --------------
     Shares sold                                             $  249,710,363         $  506,580,146
     Shares issued on reinvestment of dividends                   3,656,114              5,326,071
     Shares repurchased                                        (207,290,237)          (470,739,390)
                                                             --------------         --------------
     Net Increase/(Decrease)                                 $   46,076,240         $   41,166,827
                                                             --------------          -------------
     Bedford Shares authorized                                1,500,000,000          1,500,000,000
                                                             ==============         ==============



                                                                     SANSOM STREET CLASS
                                                           ----------------------------------------
                                                                FOR THE               FOR THE
                                                           SIX MONTHS ENDED          YEAR ENDED
                                                           FEBRUARY 28, 2007       AUGUST 31, 2006
                                                            ----------------       ---------------
                                                               (UNAUDITED)
                                                                  VALUE                  VALUE
                                                             --------------         --------------
     Shares sold                                             $  119,544,126        $ 1,554,920,729
     Shares issued on reinvestment of dividends                      72,575                146,903
     Shares repurchased                                        (116,570,908)        (1,626,850,712)
                                                             --------------        ---------------
     Net Increase/(Decrease)                                 $    3,045,793        $   (71,783,080)
                                                             --------------        ---------------
     Sansom Street Shares authorized                          1,500,000,000          1,500,000,000
                                                             ==============        ===============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


4. NET ASSETS

     At February 28, 2007, net assets consisted of the following:


                                                               MONEY MARKET
                                                                PORTFOLIO
                                                               ------------
Paid-in capital                                                $215,308,622
Accumulated net realized loss on investments                         (4,593)
                                                               ------------
   Total net assets                                            $215,304,029
                                                               ============

5. FEDERAL INCOME TAX INFORMATION

     The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2006, the Portfolio had capital loss carryforwards of $4,504 of which $3,587 will expire on August 31, 2013 and $917 will expire on August 31, 2014.

6. NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year funds by no later than June 29, 2007. The Adviser has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the impact, if any, of the SFAS on the Portfolio's financial statements.

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                  (800) 888-9723
     Sansom Street            (800) 430-9618

QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.


SPECIAL MEETING OF SHAREHOLDERS

     The RBB Fund, Inc., on behalf of the Portfolio, convened a Special Meeting of Shareholders of the Portfolio's Bedford Class and Sansom Street Class on October 20, 2006 (as reconvened on November 28, 2006 and December 15, 2006) (the "Meeting"). At the Meeting, the Portfolio's shareholders voted on the approval of a new Investment Advisory and Administration Agreement with BIMC (the "Agreement"). The results of the voting were as follows:


             70,121,805.420         shares of the Portfolio were voted IN FAVOR
                                    of the proposal to approve the Agreement

             3,080,660.660          shares of the Portfolio were voted AGAINST
                                    the proposal to approve the Agreement

             9,487,268.350          shares of the Portfolio abstained.


     Accordingly, the Agreement was approved by the Portfolio's shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                                                                    SHAREBUILDER
                                                                  BEDFORD SHARES
                                               OF THE RBB MONEY MARKET PORTFOLIO
--------------------------------------------------------------------------------

Managed by BlackRock Institutional Management Corporation





                                                                 SHAREBUILDER(R)



                                                              SEMI-ANNUAL REPORT
                                                               February 28, 2007
                                                                     (Unaudited)
                                                            www.sharebuilder.com

================================================================================

                                THE BEDFORD CLASS


                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO


                               SEMI-ANNUAL REPORT
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Portfolio.

================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2006 through February 28, 2007, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                                                                     MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                                      -------------------------------------------------------------------
                                                         BEGINNING                  ENDING                 EXPENSES PAID
                                                        ACCOUNT VALUE             ACCOUNT VALUE                DURING
                                                      SEPTEMBER 1, 2006         FEBRUARY 28, 2007              PERIOD*
                                                      -----------------         -----------------           -------------
         Actual                                           $1,000.00                $1,022.30                    $4.51
         Hypothetical (5% return before expenses)          1,000.00                 1,020.28                     4.52



                                                                  MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                                      -------------------------------------------------------------------
                                                         BEGINNING                  ENDING                 EXPENSES PAID
                                                        ACCOUNT VALUE             ACCOUNT VALUE                DURING
                                                      SEPTEMBER 1, 2006         FEBRUARY 28, 2007              PERIOD*
                                                      -----------------         -----------------           -------------
         Actual                                           $1,000.00                $1,025.10                    $1.76
         Hypothetical (5% return before expenses)          1,000.00                 1,023.04                     1.76

* Expenses are equal to the  Portfolio's  annualized  expense ratio of 0.90% for the Bedford Class shares and 0.35% for the
  Sansom Street Class shares,  which includes waived fees or reimbursed  expenses,  multiplied by the average account value over the period,  multiplied  by the number of days (181) in the most recent  fiscal  half-year,  then  divided by 365 to reflect the one-half year period.  The  Portfolio's  ending account value on the first line in each table is based on the actual total return for each class of 2.23% for the Bedford Class shares and 2.51% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


        SECURITY                                    % OF NET
          TYPE                                       ASSETS            VALUE
        --------                                    --------       ------------

 Short Term Investments:
   Commercial Paper ............................      55.0%        $118,333,030
   Certificates of Deposit .....................      22.5           48,405,039
   Variable Rate Obligations ...................      16.7           36,003,330
   Master Notes ................................       3.9            8,520,000
   Repurchase Agreements .......................       1.0            2,100,000
   Municipal Bonds .............................       0.7            1,540,000
   Other Assets In Excess of Liabilities .......       0.2              402,630
                                                     -----         ------------
NET ASSETS .....................................     100.0%        $215,304,029
                                                     =====         ============

Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

CERTIFICATES OF DEPOSIT--22.5%
DOMESTIC CERTIFICATES OF DEPOSIT--4.2%
Bank of America, N.A.
   5.310%, 03/20/07 ...........................    $ 5,000       $  5,000,000
Washington Mutual Bank
   5.320%, 04/16/07 ...........................      3,925          3,925,000
                                                                 ------------
                                                                    8,925,000
                                                                 ------------
EURODOLLAR CERTIFICATES OF DEPOSIT--4.6%
Credit Industriel Et
   Commercial Bank(a)
   5.325%, 04/05/07 ...........................      8,200          8,200,039
   5.375%, 04/30/07 ...........................      1,780          1,780,000
                                                                 ------------
                                                                    9,980,039
                                                                 ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--13.7%
Barclays Bank P.L.C.
   (New York Branch)(a)
   5.320%, 04/02/07 ...........................      7,500          7,500,000
Mizuho Corporate Bank
   (New York Branch)(a)
   5.320%, 05/21/07 ...........................     10,000         10,000,000
Norinchukin Bank
   (New York Branch)(a)
   5.330%, 04/26/07 ...........................     12,000         12,000,000
                                                                 ------------
                                                                   29,500,000
                                                                 ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $48,405,039) .....................                    48,405,039
                                                                 ------------
COMMERCIAL PAPER--55.0%
ASSET BACKED SECURITIES--13.8%
Atlantic Asset Securitization Corp. ...........
   5.250%, 04/16/07 ...........................      1,800          1,787,925
Crown Point Capital Co. .......................
   5.280%, 03/20/07 ...........................      8,000          7,977,707
North Sea Funding LLC
   5.270%, 03/09/07 ...........................      8,225          8,215,367
   5.270%, 03/23/07 ...........................      2,622          2,613,556
Park Granada LLC
   5.370%, 03/01/07 ...........................      9,000          9,000,000
                                                                 ------------
                                                                   29,594,555
                                                                 ------------


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

COMMERCIAL PAPER--(CONTINUED)
BANKS--15.4%
Allied Irish Bank
   5.205%, 08/06/07 ...........................    $ 1,050       $  1,026,014
ANZ National Bank Ltd.(b)
   5.240%, 04/24/07 ...........................     13,000         12,897,820
Banco Bilbao Vizcaya Argentaria
   Puerto Rico(b)
   5.270%, 05/23/07 ...........................     10,800         10,668,777
Bank of America Corp. .........................
   5.250%, 04/17/07 ...........................      1,000            993,146
   5.250%, 04/20/07 ...........................      5,500          5,459,896
Societe Generale North America, Inc. ..........
   5.195%, 07/23/07 ...........................      1,230          1,204,440
St. George Bank Ltd.(b)
   5.210%, 08/07/07 ...........................        400            390,796
Unicredito Italiano Bank(b)
   5.210%, 08/06/07 ...........................        435            425,053
                                                                 ------------
                                                                   33,065,942
                                                                 ------------
CHEMICALS & ALLIED PRODUCTS--4.6%
BASF AG
   5.230%, 04/04/07 ...........................     10,000          9,950,605
                                                                 ------------
FINANCE SERVICES--11.1%
CIT Group, Inc. ...............................
   5.240%, 04/20/07 ...........................     12,500         12,409,028
Countrywide Financial Corp. ...................
   5.280%, 04/11/07 ...........................     10,000          9,939,867
Santander Finance, Inc. .......................
   5.200%, 07/23/07 ...........................      1,635          1,600,992
                                                                 ------------
                                                                   23,949,887
                                                                 ------------
INSURANCE--5.5%
ING America Insurance Holdings
   5.240%, 04/19/07 ...........................     12,000         11,914,413
                                                                 ------------
SECURITY BROKERS & DEALERS--4.6%
Bear Stearns Co. ..............................
   5.230%, 06/07/07 ...........................     10,000          9,857,628
                                                                 ------------
     TOTAL COMMERCIAL PAPER
       (Cost $118,333,030) ....................                   118,333,030
                                                                 ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

MUNICIPAL BONDS--0.7%
PENNSYLVANIA--0.7%
Franklin County IDR
   (Manufacturers & Traders LOC)
   5.370%, 03/02/07 ...........................    $ 1,540       $  1,540,000
                                                                 ------------
     TOTAL MUNICIPAL BONDS
       (Cost $1,540,000) ......................                     1,540,000
                                                                 ------------
VARIABLE RATE OBLIGATIONS--16.7%
ASSET BACKED SECURITIES--2.3%
Cullinan Finance Corp.(c)
   5.280%, 03/26/07 ...........................      3,000          2,999,805
   5.280%, 03/26/07 ...........................      1,000            999,935
Racers Trust 2004-6-MM(c)(d)
   5.340%, 03/22/07 ...........................      1,000          1,000,000
                                                                 ------------
                                                                    4,999,740
                                                                 ------------
BANKS--9.3%
Commonwealth Bank of Australia(b)(c)
   5.360%, 04/30/07 ...........................     10,000         10,003,590
HBOS Treasury Services PLC(b)(c)
   5.436%, 03/26/07 ...........................      8,000          8,000,000
Westpac Banking Corp. New York(b)(c)
   5.393%, 03/12/07 ...........................      2,000          2,000,000
                                                                 ------------
                                                                   20,003,590
                                                                 ------------
LIFE INSURANCE--2.3%
MetLife Global Funding, Inc.(c)(d)
   5.420%, 03/28/07 ...........................      5,000          5,000,000
                                                                 ------------
SECURITY BROKERS & DEALERS--2.8%
Merrill Lynch & Company, Inc.(c)
   5.325%, 05/29/07 ...........................      6,000          6,000,000
                                                                 ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $36,003,330) .....................                    36,003,330
                                                                 ------------
MASTER NOTES--3.9%
Morgan Stanley Mortgage Capital, Inc.(c)
   5.483%, 03/01/07 ...........................      8,520          8,520,000
                                                                 ------------
     TOTAL MASTER NOTES
       (Cost $8,520,000) ......................                     8,520,000
                                                                 ------------


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

REPURCHASE AGREEMENTS--1.0%
Morgan Stanley & Co., Inc.
   (Tri-party Agreement dated 2/28/07
   to be repurchased at $2,100,615,
   collateralized by $2,160,000 par value,
   U.S. Treasury Bill, due 3/22/07,
   Market Value of collateral is
   $2,153,261)
   5.270%, 03/01/07 ...........................    $ 2,100       $  2,100,000
                                                                 ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $2,100,000) ......................                     2,100,000
                                                                 ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $214,901,399*) .......................                   214,901,399
                                                                 ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.2% ..........................                       402,630
                                                                 ------------
NET ASSETS (APPLICABLE TO
   196,739,809 BEDFORD SHARES
   AND 18,568,813 SANSOM STREET
   SHARES )--100.0% ...........................                  $215,304,029
                                                                 ============
NET ASSET VALUE, Offering and
   Redemption Price Per Bedford Share
   ($196,737,299 / 196,739,809) ...............                         $1.00
                                                                        =====
NET ASSET VALUE, Offering and
   Redemption Price Per Sansom Street
   Share ($18,566,730 / 18,568,813) ...............                     $1.00
                                                                        =====

*   Aggregate cost is the same for financial reporting and federal tax purposes.

(a) Issuer is a U.S. Branch of a foreign domiciled Bank.

(b) U.S. dollar denominated security issued by foreign domiciled entity.

(c) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2007 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

INVESTMENT ABBREVIATIONS
IDR   Industrial Development Revenue
LOC   Letter of Credit


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007
                                   (UNAUDITED)


Investment Income
   Interest ................................................        $5,209,647
                                                                    ----------
Expenses
   Distribution and service fees ...........................           563,376
   Investment advisory and administration fees .............           436,690
   Registration and filing fees ............................            36,200
   Professional fees .......................................            34,938
   Printing and shareholder reporting fees .................            26,363
   Custodian fees ..........................................            22,892
   Directors' and Officers' fees ...........................            19,553
   Regulatory administration fees ..........................            17,825
   Transfer agent fees .....................................            17,313
   Insurance fees ..........................................            12,925
   Service organization fees ...............................               464
   Other expenses ..........................................             4,334
                                                                    ----------
        Total expenses .....................................         1,192,873
   Less fees waived ........................................          (374,063)
                                                                    ----------
        Net total expenses .................................           818,810
                                                                    ----------
Net investment income ......................................         4,390,837
                                                                    ----------
Realized gain on investments ...............................               185
                                                                    ----------
Net increase in net assets resulting
   from operations .........................................        $4,391,022
                                                                    ==========


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                           FOR THE
                                                                      SIX MONTHS ENDED         FOR THE
                                                                      FEBRUARY 28, 2007      YEAR ENDED
                                                                         (UNAUDITED)       AUGUST 31, 2006
                                                                      -----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income .........................................       $  4,390,837        $  9,453,852
  Net gain (loss) on investments ................................                185              (1,104)
                                                                        ------------        ------------
  Net increase in net assets resulting from operations ..........          4,391,022           9,452,748
                                                                        ------------        ------------
Dividends to shareholders from Net investment income:
    Bedford shares ..............................................         (3,825,504)         (5,087,205)
    Sansom Street shares ........................................           (565,333)         (4,366,647)
                                                                        ------------        ------------
    Total dividends to shareholders .............................         (4,390,837)         (9,453,852)
                                                                        ------------        ------------
Net capital share transactions (See Note 3) .....................         49,122,033         (30,616,253)
                                                                        ------------        ------------
Total increase/(decrease) in net assets .........................         49,122,218         (30,617,357)
Net Assets:
  Beginning of period ...........................................        166,181,811         196,799,168
                                                                        ------------        ------------
  End of period .................................................       $215,304,029        $166,181,811
                                                                        ============        ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             THE BEDFORD CLASS
                                          ------------------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS        FOR THE        FOR THE         FOR THE          FOR THE        FOR THE
                                             ENDED            YEAR           YEAR            YEAR             YEAR           YEAR
                                          FEBRUARY 28,        ENDED          ENDED           ENDED            ENDED          ENDED
                                             2007          AUGUST 31,     AUGUST 31,      AUGUST 31,       AUGUST 31,     AUGUST 31,
                                          (UNAUDITED)         2006           2005            2004             2003           2002
                                          ------------     ----------     ----------      -----------     -----------     ----------
Net asset value, beginning of period        $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            --------        --------       --------        --------         --------       --------
Income from investment operations:
   Net investment income                      0.0221          0.0388         0.0162          0.0025           0.0046         0.0157
   Net gains (losses) on securities               --(b)           --(b)          --(b)           --(b)        0.0005             --
                                            --------        --------       --------        --------         --------       --------
     Total net income from investment
       operations                             0.0221          0.0388         0.0162          0.0025           0.0051         0.0157
                                            --------        --------       --------        --------         --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income)                                 (0.0221)        (0.0388)       (0.0162)        (0.0025)         (0.0046)       (0.0157)
   Distributions (from capital gains)             --              --             --              --          (0.0005)            --
                                            --------        --------       --------        --------         --------       --------
     Total dividends and distributions       (0.0221)        (0.0388)       (0.0162)        (0.0025)         (0.0051)       (0.0157)
                                            --------        --------       --------        --------         --------       --------
Net asset value, end of period              $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            ========        ========       ========        ========         ========       ========
     Total Return                              2.23%           3.95%          1.63%           0.25%            0.53%          1.59%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted)                        $196,737        $150,657       $109,495        $ 72,001         $ 80,406       $ 52,878
   Ratios of expenses to average
     net assets(a)                             0.90%(c)        0.85%          0.97%           0.94%            0.98%          1.00%
   Ratios of net investment income
     to average net assets                     4.46%(c)        3.81%          1.68%           0.24%            0.46%          1.75%

(a) Without the waiver of advisory  fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Bedford Class of the Money Market  Portfolio would have been 1.25% for the six months ended February 28, 2007 and
    1.34%, 1.23%, 1.34%, 1.30% and 1.25% for the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(b) Amount is less than $0.0005 per share.

(c) Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                          THE SANSOM STREET CLASS
                                          ------------------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS        FOR THE        FOR THE         FOR THE          FOR THE        FOR THE
                                             ENDED            YEAR           YEAR            YEAR             YEAR           YEAR
                                          FEBRUARY 28,        ENDED          ENDED           ENDED            ENDED          ENDED
                                             2007          AUGUST 31,     AUGUST 31,      AUGUST 31,       AUGUST 31,     AUGUST 31,
                                          (UNAUDITED)         2006           2005            2004             2003           2002
                                          ------------     ----------     ----------      -----------     -----------     ----------
Net asset value, beginning of period        $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            --------        --------       --------        --------         --------       --------
Income from investment operations:
   Net investment income                      0.0249          0.0434         0.0239          0.0100           0.0114         0.0209
   Net gains (losses) on securities               --(b)           --(b)          --(b)           --(b)        0.0005             --
                                            --------        --------       --------        --------         --------       --------
     Total net income from investment
       operations                             0.0249          0.0434         0.0239          0.0100           0.0119         0.0209
                                            --------        --------       --------        --------         --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income)                                 (0.0249)        (0.0434)       (0.0239)        (0.0100)         (0.0114)       (0.0209)
   Distributions (from capital gains)             --              --             --              --          (0.0005)            --
                                            --------        --------       --------        --------         --------       --------
     Total distributions                     (0.0249)        (0,0434)       (0.0239)        (0.0100)         (0.0119)       (0.0209)
                                            --------        --------       --------        --------         --------       --------
Net asset value, end of year                $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            ========        ========       ========        ========         ========       ========
     Total Return                              2.51%           4.42%          2.41%           1.00%            1.21%          2.11%

Ratios/Supplemental Data
   Net assets, end of year
     (000's omitted)                        $ 18,567        $ 15,525       $ 87,304        $141,372         $198,373       $244,212
   Ratios of expenses to average
     net assets(a)                             0.35%(c)        0.26%          0.20%           0.20%            0.30%          0.49%
   Ratios of net investment income to
     average net assets                        5.02%(c)        4.25%          2.39%           0.98%            1.14%          2.10%

(a) Without the waiver of advisory  fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Sansom  Street Class of the Money Market  Portfolio  would have been 0.69% for the six months ended  February 28,
    2007 and 0.67%, 0.67%, 0.59%, 0.57% and 0.64% for the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(b) Amount is less than $0.0005 per share.

(c) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of one hundred billion shares of common stock of which 76.673 billion shares are currently classified into one hundred and six classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                   ANNUAL RATE
                --------------------------------------------------
                0.45% of first $250 million of net assets;
                0.40% of next $250 million of net assets;
                and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2007, advisory fees and waivers for the investment portfolio were as follows:

                      GROSS                                 NET
                    ADVISORY                             ADVISORY
                      FEE               WAIVER              FEE
                    --------          ----------         --------
                    $436,690          $(331,158)         $105,532

     As of February 28, 2007, the Portfolio owed BIMC $14,960 in advisory fees.

     BIMC may voluntarily waive and/or reimburse a portion of its fees. PFPC may also voluntarily waive a portion of its fees and/or reimburse expenses.

     The Portfolio will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed.

     For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets. The Portfolio's portion of this fee for the six months ended February 28, 2007 was $17,825.

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For providing transfer agent services, PFPC is entitled to receive fees from the Portfolio. PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2007, transfer agency fees for the Portfolio were $17,313.

     PFPC Trust Company provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                                   ANNUAL RATE
                --------------------------------------------------
                0.025% of first $50 million of gross assets;
                0.020% of next $50 million of gross assets;
                0.015% of gross assets in excess of $100 million.

     The Portfolio, on behalf of each class of shares of the Portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Portfolio has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. For the six months ended February 28, 2007, distribution fees paid to PFPC Distributors for each class were as follows:


                                                     GROSS                                     NET
                                                 DISTRIBUTION                             DISTRIBUTION
                                                      FEE                WAIVER                FEE
                                                 -------------          ---------         ------------
               Bedford Class                        $557,741            $(42,905)           $514,836
               Sansom Street Class                     5,635                  --               5,635
                                                    --------            --------            --------
               Total Money Market Portfolio         $563,376            $(42,905)           $520,471
                                                    ========            ========            =========

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 28, 2007, service organization fees were $464 for the Portfolio.

     As of February 28, 2007, the Portfolio owed PFPC and its affiliates $101,493 for their services.

3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                                                        BEDFORD CLASS
                                                           ----------------------------------------
                                                                FOR THE               FOR THE
                                                           SIX MONTHS ENDED          YEAR ENDED
                                                           FEBRUARY 28, 2007       AUGUST 31, 2006
                                                            ----------------       ---------------
                                                               (UNAUDITED)
                                                                  VALUE                  VALUE
                                                             --------------         --------------
     Shares sold                                             $  249,710,363         $  506,580,146
     Shares issued on reinvestment of dividends                   3,656,114              5,326,071
     Shares repurchased                                        (207,290,237)          (470,739,390)
                                                             --------------         --------------
     Net Increase/(Decrease)                                 $   46,076,240         $   41,166,827
                                                             --------------          -------------
     Bedford Shares authorized                                1,500,000,000          1,500,000,000
                                                             ==============         ==============



                                                                     SANSOM STREET CLASS
                                                           ----------------------------------------
                                                                FOR THE               FOR THE
                                                           SIX MONTHS ENDED          YEAR ENDED
                                                           FEBRUARY 28, 2007       AUGUST 31, 2006
                                                            ----------------       ---------------
                                                               (UNAUDITED)
                                                                  VALUE                  VALUE
                                                             --------------         --------------
     Shares sold                                             $  119,544,126        $ 1,554,920,729
     Shares issued on reinvestment of dividends                      72,575                146,903
     Shares repurchased                                        (116,570,908)        (1,626,850,712)
                                                             --------------        ---------------
     Net Increase/(Decrease)                                 $    3,045,793        $   (71,783,080)
                                                             --------------        ---------------
     Sansom Street Shares authorized                          1,500,000,000          1,500,000,000
                                                             ==============        ===============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


4. NET ASSETS

     At February 28, 2007, net assets consisted of the following:


                                                               MONEY MARKET
                                                                PORTFOLIO
                                                               ------------
Paid-in capital                                                $215,308,622
Accumulated net realized loss on investments                         (4,593)
                                                               ------------
   Total net assets                                            $215,304,029
                                                               ============

5. FEDERAL INCOME TAX INFORMATION

     The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2006, the Portfolio had capital loss carryforwards of $4,504 of which $3,587 will expire on August 31, 2013 and $917 will expire on August 31, 2014.

6. NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year funds by no later than June 29, 2007. The Adviser has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the impact, if any, of the SFAS on the Portfolio's financial statements.

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                  (800) 888-9723


QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.


SPECIAL MEETING OF SHAREHOLDERS

     The RBB Fund, Inc., on behalf of the Portfolio, convened a Special Meeting of Shareholders of the Portfolio's Bedford Class and Sansom Street Class on October 20, 2006 (as reconvened on November 28, 2006 and December 15, 2006) (the "Meeting"). At the Meeting, the Portfolio's shareholders voted on the approval of a new Investment Advisory and Administration Agreement with BIMC (the "Agreement"). The results of the voting were as follows:


             70,121,805.420         shares of the Portfolio were voted IN FAVOR
                                    of the proposal to approve the Agreement

             3,080,660.660          shares of the Portfolio were voted AGAINST
                                    the proposal to approve the Agreement

             9,487,268.350          shares of the Portfolio abstained.


     Accordingly, the Agreement was approved by the Portfolio's shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Boulevard
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

CUSTOMER CARE
For questions regarding your ShareBuilder account please call 1-800-SHRBLDR (1-800-747-2537) or visit ShareBuilder online at ShareBuilder.com. Please be aware that ShareBuilder Customer Care Agents are NOT able to place a trade for you over the phone, open your account over the phone, or provide any type of financial advice or recommendations.


WRITTEN CORRESPONDENCE
Post Office Address:       ShareBuilder - Bedford Shares of The RBB Money Market Portfolio
                           c/o Sharebuilder Securities Corporation
                           PO Box 1728
                           Bellevue, WA 98009

Street Address:            ShareBuilder - Bedford Shares of The RBB Money Market Portfolio
                           c/o Sharebuilder Securities Corporation
                           1445 - 120th Avenue Northeast
                           Bellevue, WA 98005
------------------------------------------------------------------------------------------



INVESTMENT COMPANY ACT FILE NO. 811-05518

================================================================================





                                   THE SANSOM
                                     STREET
                                      CLASS
                                       OF
                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO

                               Semi-Annual Report
                                February 28, 2007
                                   (Unaudited)








         This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a prospectus for the Fund.

================================================================================

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)



As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, distribution fees, and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2006 through February 28, 2007, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees that may be incurred by shareholders of other funds. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.



                                                                     MONEY MARKET PORTFOLIO - BEDFORD CLASS
                                                      -------------------------------------------------------------------
                                                         BEGINNING                  ENDING                 EXPENSES PAID
                                                        ACCOUNT VALUE             ACCOUNT VALUE                DURING
                                                      SEPTEMBER 1, 2006         FEBRUARY 28, 2007              PERIOD*
                                                      -----------------         -----------------           -------------
         Actual                                           $1,000.00                $1,022.30                    $4.51
         Hypothetical (5% return before expenses)          1,000.00                 1,020.28                     4.52



                                                                  MONEY MARKET PORTFOLIO - SANSOM STREET CLASS
                                                      -------------------------------------------------------------------
                                                         BEGINNING                  ENDING                 EXPENSES PAID
                                                        ACCOUNT VALUE             ACCOUNT VALUE                DURING
                                                      SEPTEMBER 1, 2006         FEBRUARY 28, 2007              PERIOD*
                                                      -----------------         -----------------           -------------
         Actual                                           $1,000.00                $1,025.10                    $1.76
         Hypothetical (5% return before expenses)          1,000.00                 1,023.04                     1.76

* Expenses are equal to the  Portfolio's  annualized  expense ratio of 0.90% for the Bedford Class shares and 0.35% for the
  Sansom Street Class shares,  which includes waived fees or reimbursed  expenses,  multiplied by the average account value over the period,  multiplied  by the number of days (181) in the most recent  fiscal  half-year,  then  divided by 365 to reflect the one-half year period.  The  Portfolio's  ending account value on the first line in each table is based on the actual total return for each class of 2.23% for the Bedford Class shares and 2.51% for the Sansom Street Class shares.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


        SECURITY                                    % OF NET
          TYPE                                       ASSETS            VALUE
        --------                                    --------       ------------

 Short Term Investments:
   Commercial Paper ............................      55.0%        $118,333,030
   Certificates of Deposit .....................      22.5           48,405,039
   Variable Rate Obligations ...................      16.7           36,003,330
   Master Notes ................................       3.9            8,520,000
   Repurchase Agreements .......................       1.0            2,100,000
   Municipal Bonds .............................       0.7            1,540,000
   Other Assets In Excess of Liabilities .......       0.2              402,630
                                                     -----         ------------
NET ASSETS .....................................     100.0%        $215,304,029
                                                     =====         ============

Portfolio holdings are subject to change at any time.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF NET ASSETS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

CERTIFICATES OF DEPOSIT--22.5%
DOMESTIC CERTIFICATES OF DEPOSIT--4.2%
Bank of America, N.A.
   5.310%, 03/20/07 ...........................    $ 5,000       $  5,000,000
Washington Mutual Bank
   5.320%, 04/16/07 ...........................      3,925          3,925,000
                                                                 ------------
                                                                    8,925,000
                                                                 ------------
EURODOLLAR CERTIFICATES OF DEPOSIT--4.6%
Credit Industriel Et
   Commercial Bank(a)
   5.325%, 04/05/07 ...........................      8,200          8,200,039
   5.375%, 04/30/07 ...........................      1,780          1,780,000
                                                                 ------------
                                                                    9,980,039
                                                                 ------------
YANKEE DOLLAR CERTIFICATES OF DEPOSIT--13.7%
Barclays Bank P.L.C.
   (New York Branch)(a)
   5.320%, 04/02/07 ...........................      7,500          7,500,000
Mizuho Corporate Bank
   (New York Branch)(a)
   5.320%, 05/21/07 ...........................     10,000         10,000,000
Norinchukin Bank
   (New York Branch)(a)
   5.330%, 04/26/07 ...........................     12,000         12,000,000
                                                                 ------------
                                                                   29,500,000
                                                                 ------------
     TOTAL CERTIFICATES OF DEPOSIT
       (Cost $48,405,039) .....................                    48,405,039
                                                                 ------------
COMMERCIAL PAPER--55.0%
ASSET BACKED SECURITIES--13.8%
Atlantic Asset Securitization Corp. ...........
   5.250%, 04/16/07 ...........................      1,800          1,787,925
Crown Point Capital Co. .......................
   5.280%, 03/20/07 ...........................      8,000          7,977,707
North Sea Funding LLC
   5.270%, 03/09/07 ...........................      8,225          8,215,367
   5.270%, 03/23/07 ...........................      2,622          2,613,556
Park Granada LLC
   5.370%, 03/01/07 ...........................      9,000          9,000,000
                                                                 ------------
                                                                   29,594,555
                                                                 ------------


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

COMMERCIAL PAPER--(CONTINUED)
BANKS--15.4%
Allied Irish Bank
   5.205%, 08/06/07 ...........................    $ 1,050       $  1,026,014
ANZ National Bank Ltd.(b)
   5.240%, 04/24/07 ...........................     13,000         12,897,820
Banco Bilbao Vizcaya Argentaria
   Puerto Rico(b)
   5.270%, 05/23/07 ...........................     10,800         10,668,777
Bank of America Corp. .........................
   5.250%, 04/17/07 ...........................      1,000            993,146
   5.250%, 04/20/07 ...........................      5,500          5,459,896
Societe Generale North America, Inc. ..........
   5.195%, 07/23/07 ...........................      1,230          1,204,440
St. George Bank Ltd.(b)
   5.210%, 08/07/07 ...........................        400            390,796
Unicredito Italiano Bank(b)
   5.210%, 08/06/07 ...........................        435            425,053
                                                                 ------------
                                                                   33,065,942
                                                                 ------------
CHEMICALS & ALLIED PRODUCTS--4.6%
BASF AG
   5.230%, 04/04/07 ...........................     10,000          9,950,605
                                                                 ------------
FINANCE SERVICES--11.1%
CIT Group, Inc. ...............................
   5.240%, 04/20/07 ...........................     12,500         12,409,028
Countrywide Financial Corp. ...................
   5.280%, 04/11/07 ...........................     10,000          9,939,867
Santander Finance, Inc. .......................
   5.200%, 07/23/07 ...........................      1,635          1,600,992
                                                                 ------------
                                                                   23,949,887
                                                                 ------------
INSURANCE--5.5%
ING America Insurance Holdings
   5.240%, 04/19/07 ...........................     12,000         11,914,413
                                                                 ------------
SECURITY BROKERS & DEALERS--4.6%
Bear Stearns Co. ..............................
   5.230%, 06/07/07 ...........................     10,000          9,857,628
                                                                 ------------
     TOTAL COMMERCIAL PAPER
       (Cost $118,333,030) ....................                   118,333,030
                                                                 ------------


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF NET ASSETS (CONCLUDED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

MUNICIPAL BONDS--0.7%
PENNSYLVANIA--0.7%
Franklin County IDR
   (Manufacturers & Traders LOC)
   5.370%, 03/02/07 ...........................    $ 1,540       $  1,540,000
                                                                 ------------
     TOTAL MUNICIPAL BONDS
       (Cost $1,540,000) ......................                     1,540,000
                                                                 ------------
VARIABLE RATE OBLIGATIONS--16.7%
ASSET BACKED SECURITIES--2.3%
Cullinan Finance Corp.(c)
   5.280%, 03/26/07 ...........................      3,000          2,999,805
   5.280%, 03/26/07 ...........................      1,000            999,935
Racers Trust 2004-6-MM(c)(d)
   5.340%, 03/22/07 ...........................      1,000          1,000,000
                                                                 ------------
                                                                    4,999,740
                                                                 ------------
BANKS--9.3%
Commonwealth Bank of Australia(b)(c)
   5.360%, 04/30/07 ...........................     10,000         10,003,590
HBOS Treasury Services PLC(b)(c)
   5.436%, 03/26/07 ...........................      8,000          8,000,000
Westpac Banking Corp. New York(b)(c)
   5.393%, 03/12/07 ...........................      2,000          2,000,000
                                                                 ------------
                                                                   20,003,590
                                                                 ------------
LIFE INSURANCE--2.3%
MetLife Global Funding, Inc.(c)(d)
   5.420%, 03/28/07 ...........................      5,000          5,000,000
                                                                 ------------
SECURITY BROKERS & DEALERS--2.8%
Merrill Lynch & Company, Inc.(c)
   5.325%, 05/29/07 ...........................      6,000          6,000,000
                                                                 ------------
     TOTAL VARIABLE RATE OBLIGATIONS
       (Cost $36,003,330) .....................                    36,003,330
                                                                 ------------
MASTER NOTES--3.9%
Morgan Stanley Mortgage Capital, Inc.(c)
   5.483%, 03/01/07 ...........................      8,520          8,520,000
                                                                 ------------
     TOTAL MASTER NOTES
       (Cost $8,520,000) ......................                     8,520,000
                                                                 ------------


                                                     PAR
                                                    (000)           VALUE
                                                   -------       ------------

REPURCHASE AGREEMENTS--1.0%
Morgan Stanley & Co., Inc.
   (Tri-party Agreement dated 2/28/07
   to be repurchased at $2,100,615,
   collateralized by $2,160,000 par value,
   U.S. Treasury Bill, due 3/22/07,
   Market Value of collateral is
   $2,153,261)
   5.270%, 03/01/07 ...........................    $ 2,100       $  2,100,000
                                                                 ------------
     TOTAL REPURCHASE AGREEMENTS
       (Cost $2,100,000) ......................                     2,100,000
                                                                 ------------
TOTAL INVESTMENTS AT VALUE--99.8%
   (Cost $214,901,399*) .......................                   214,901,399
                                                                 ------------
OTHER ASSETS IN EXCESS OF
   LIABILITIES--0.2% ..........................                       402,630
                                                                 ------------
NET ASSETS (APPLICABLE TO
   196,739,809 BEDFORD SHARES
   AND 18,568,813 SANSOM STREET
   SHARES )--100.0% ...........................                  $215,304,029
                                                                 ============
NET ASSET VALUE, Offering and
   Redemption Price Per Bedford Share
   ($196,737,299 / 196,739,809) ...............                         $1.00
                                                                        =====
NET ASSET VALUE, Offering and
   Redemption Price Per Sansom Street
   Share ($18,566,730 / 18,568,813) ...............                     $1.00
                                                                        =====

*   Aggregate cost is the same for financial reporting and federal tax purposes.

(a) Issuer is a U.S. Branch of a foreign domiciled Bank.

(b) U.S. dollar denominated security issued by foreign domiciled entity.

(c) Variable Rate Obligations -- The interest rate shown is the rate as of February 28, 2007 and the maturity date shown is the next interest rate readjustment date or the maturity date.

(d) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional investors.

INVESTMENT ABBREVIATIONS
IDR   Industrial Development Revenue
LOC   Letter of Credit


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                             STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007
                                   (UNAUDITED)


Investment Income
   Interest ................................................        $5,209,647
                                                                    ----------
Expenses
   Distribution and service fees ...........................           563,376
   Investment advisory and administration fees .............           436,690
   Registration and filing fees ............................            36,200
   Professional fees .......................................            34,938
   Printing and shareholder reporting fees .................            26,363
   Custodian fees ..........................................            22,892
   Directors' and Officers' fees ...........................            19,553
   Regulatory administration fees ..........................            17,825
   Transfer agent fees .....................................            17,313
   Insurance fees ..........................................            12,925
   Service organization fees ...............................               464
   Other expenses ..........................................             4,334
                                                                    ----------
        Total expenses .....................................         1,192,873
   Less fees waived ........................................          (374,063)
                                                                    ----------
        Net total expenses .................................           818,810
                                                                    ----------
Net investment income ......................................         4,390,837
                                                                    ----------
Realized gain on investments ...............................               185
                                                                    ----------
Net increase in net assets resulting
   from operations .........................................        $4,391,022
                                                                    ==========


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                           FOR THE
                                                                      SIX MONTHS ENDED         FOR THE
                                                                      FEBRUARY 28, 2007      YEAR ENDED
                                                                         (UNAUDITED)       AUGUST 31, 2006
                                                                      -----------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income .........................................       $  4,390,837        $  9,453,852
  Net gain (loss) on investments ................................                185              (1,104)
                                                                        ------------        ------------
  Net increase in net assets resulting from operations ..........          4,391,022           9,452,748
                                                                        ------------        ------------
Dividends to shareholders from Net investment income:
    Bedford shares ..............................................         (3,825,504)         (5,087,205)
    Sansom Street shares ........................................           (565,333)         (4,366,647)
                                                                        ------------        ------------
    Total dividends to shareholders .............................         (4,390,837)         (9,453,852)
                                                                        ------------        ------------
Net capital share transactions (See Note 3) .....................         49,122,033         (30,616,253)
                                                                        ------------        ------------
Total increase/(decrease) in net assets .........................         49,122,218         (30,617,357)
Net Assets:
  Beginning of period ...........................................        166,181,811         196,799,168
                                                                        ------------        ------------
  End of period .................................................       $215,304,029        $166,181,811
                                                                        ============        ============

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                              FINANCIAL HIGHLIGHTS
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                             THE BEDFORD CLASS
                                          ------------------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS        FOR THE        FOR THE         FOR THE          FOR THE        FOR THE
                                             ENDED            YEAR           YEAR            YEAR             YEAR           YEAR
                                          FEBRUARY 28,        ENDED          ENDED           ENDED            ENDED          ENDED
                                             2007          AUGUST 31,     AUGUST 31,      AUGUST 31,       AUGUST 31,     AUGUST 31,
                                          (UNAUDITED)         2006           2005            2004             2003           2002
                                          ------------     ----------     ----------      -----------     -----------     ----------
Net asset value, beginning of period        $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            --------        --------       --------        --------         --------       --------
Income from investment operations:
   Net investment income                      0.0221          0.0388         0.0162          0.0025           0.0046         0.0157
   Net gains (losses) on securities               --(b)           --(b)          --(b)           --(b)        0.0005             --
                                            --------        --------       --------        --------         --------       --------
     Total net income from investment
       operations                             0.0221          0.0388         0.0162          0.0025           0.0051         0.0157
                                            --------        --------       --------        --------         --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income)                                 (0.0221)        (0.0388)       (0.0162)        (0.0025)         (0.0046)       (0.0157)
   Distributions (from capital gains)             --              --             --              --          (0.0005)            --
                                            --------        --------       --------        --------         --------       --------
     Total dividends and distributions       (0.0221)        (0.0388)       (0.0162)        (0.0025)         (0.0051)       (0.0157)
                                            --------        --------       --------        --------         --------       --------
Net asset value, end of period              $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            ========        ========       ========        ========         ========       ========
     Total Return                              2.23%           3.95%          1.63%           0.25%            0.53%          1.59%

Ratios/Supplemental Data
   Net assets, end of period
     (000's omitted)                        $196,737        $150,657       $109,495        $ 72,001         $ 80,406       $ 52,878
   Ratios of expenses to average
     net assets(a)                             0.90%(c)        0.85%          0.97%           0.94%            0.98%          1.00%
   Ratios of net investment income
     to average net assets                     4.46%(c)        3.81%          1.68%           0.24%            0.46%          1.75%

(a) Without the waiver of advisory  fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Bedford Class of the Money Market  Portfolio would have been 1.25% for the six months ended February 28, 2007 and
    1.34%, 1.23%, 1.34%, 1.30% and 1.25% for the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(b) Amount is less than $0.0005 per share.

(c) Annualized.


                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                        FINANCIAL HIGHLIGHTS (CONTINUED)
                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)


                                                                          THE SANSOM STREET CLASS
                                          ------------------------------------------------------------------------------------------
                                           FOR THE
                                          SIX MONTHS        FOR THE        FOR THE         FOR THE          FOR THE        FOR THE
                                             ENDED            YEAR           YEAR            YEAR             YEAR           YEAR
                                          FEBRUARY 28,        ENDED          ENDED           ENDED            ENDED          ENDED
                                             2007          AUGUST 31,     AUGUST 31,      AUGUST 31,       AUGUST 31,     AUGUST 31,
                                          (UNAUDITED)         2006           2005            2004             2003           2002
                                          ------------     ----------     ----------      -----------     -----------     ----------
Net asset value, beginning of period        $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            --------        --------       --------        --------         --------       --------
Income from investment operations:
   Net investment income                      0.0249          0.0434         0.0239          0.0100           0.0114         0.0209
   Net gains (losses) on securities               --(b)           --(b)          --(b)           --(b)        0.0005             --
                                            --------        --------       --------        --------         --------       --------
     Total net income from investment
       operations                             0.0249          0.0434         0.0239          0.0100           0.0119         0.0209
                                            --------        --------       --------        --------         --------       --------
Less dividends and distributions:
   Dividends (from net investment
     income)                                 (0.0249)        (0.0434)       (0.0239)        (0.0100)         (0.0114)       (0.0209)
   Distributions (from capital gains)             --              --             --              --          (0.0005)            --
                                            --------        --------       --------        --------         --------       --------
     Total distributions                     (0.0249)        (0,0434)       (0.0239)        (0.0100)         (0.0119)       (0.0209)
                                            --------        --------       --------        --------         --------       --------
Net asset value, end of year                $   1.00        $   1.00       $   1.00        $   1.00         $   1.00       $   1.00
                                            ========        ========       ========        ========         ========       ========
     Total Return                              2.51%           4.42%          2.41%           1.00%            1.21%          2.11%

Ratios/Supplemental Data
   Net assets, end of year
     (000's omitted)                        $ 18,567        $ 15,525       $ 87,304        $141,372         $198,373       $244,212
   Ratios of expenses to average
     net assets(a)                             0.35%(c)        0.26%          0.20%           0.20%            0.30%          0.49%
   Ratios of net investment income to
     average net assets                        5.02%(c)        4.25%          2.39%           0.98%            1.14%          2.10%

(a) Without the waiver of advisory  fees and  reimbursement  of certain  operating  expenses,  the ratios of expenses to average net assets for the Sansom  Street Class of the Money Market  Portfolio  would have been 0.69% for the six months ended  February 28,
    2007 and 0.67%, 0.67%, 0.59%, 0.57% and 0.64% for the years ended August 31, 2006, 2005, 2004, 2003 and 2002, respectively.

(b) Amount is less than $0.0005 per share.

(c) Annualized.

                 See Accompanying Notes to Financial Statements.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Money Market Portfolio ("Portfolio"), which comprise the RBB family of funds.

     RBB has authorized capital of one hundred billion shares of common stock of which 76.673 billion shares are currently classified into one hundred and six classes of common stock. The Portfolio has issued shares with a par value of $0.001. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families."

     SECURITY VALUATION -- Securities held in the Portfolio are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant accretion of discount or amortization of premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed to ensure that cost continues to approximate market value and to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

     SECURITY TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is accrued when earned. Certain expenses, such as distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated based on relative net assets of each portfolio and class. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all portfolios within the Company (such as director or professional fees) are charged to all portfolios in proportion to their average net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily, recorded on the ex-date and paid monthly. All dividends from net investment income are taxed as ordinary income. Any net realized capital gains are distributed at least annually. Income subject to dividends and capital gain subject to distributions are determined in accordance with income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     FEDERAL INCOME TAXES -- No provision is made for federal income taxes. It is the Company's intention to have each portfolio continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the collateral falls below 102% of the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next Portfolio business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Portfolio has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve Book Entry System or with the Portfolio's custodian or a third party sub-custodian.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. These estimates and assumptions affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Pursuant to an Investment Advisory and Administration Agreement, BlackRock Institutional Management Corp. (the "Adviser" or "BIMC"), an indirect majority-owned subsidiary of The PNC Financial Services Group, Inc., serves as investment adviser and as administrator for the Portfolio. BIMC and PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., entered into a delegation agreement on behalf of the Portfolio, wherein PFPC has agreed to perform administration and accounting services for an annual fee of 0.10% of the average net assets of the Portfolio, paid out of the fee paid to BIMC.

     For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average daily net assets:

                                   ANNUAL RATE
                --------------------------------------------------
                0.45% of first $250 million of net assets;
                0.40% of next $250 million of net assets;
                and 0.35% of net assets in excess of $500 million.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for the Portfolio. For each class of shares within the Portfolio, the net advisory fee charged to each class is the same on a relative basis. For the six months ended February 28, 2007, advisory fees and waivers for the investment portfolio were as follows:

                      GROSS                                 NET
                    ADVISORY                             ADVISORY
                      FEE               WAIVER              FEE
                    --------          ----------         --------
                    $436,690          $(331,158)         $105,532

     As of February 28, 2007, the Portfolio owed BIMC $14,960 in advisory fees.

     BIMC may voluntarily waive and/or reimburse a portion of its fees. PFPC may also voluntarily waive a portion of its fees and/or reimburse expenses.

     The Portfolio will not pay BIMC at a later time for any amounts it may waive or any amounts that BIMC has assumed.

     For providing regulatory administration services to RBB, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to their net assets. The Portfolio's portion of this fee for the six months ended February 28, 2007 was $17,825.

     PFPC serves as the transfer and dividend disbursing agent for each class. Both PFPC Trust Company and PFPC are wholly-owned subsidiaries of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. For providing transfer agent services, PFPC is entitled to receive fees from the Portfolio. PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the six months ended February 28, 2007, transfer agency fees for the Portfolio were $17,313.

     PFPC Trust Company provides certain custodial services to the Portfolio. As compensation for such custodial services, PFPC Trust Company is entitled to receive the following fees, computed daily and payable monthly, and based on the Portfolio's average gross assets:

                                   ANNUAL RATE
                --------------------------------------------------
                0.025% of first $50 million of gross assets;
                0.020% of next $50 million of gross assets;
                0.015% of gross assets in excess of $100 million.

     The Portfolio, on behalf of each class of shares of the Portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the 1940 Act (the "Plans"). The Portfolio has entered into a Distribution Contract with PFPC Distributors, Inc. ("PFPC Distributors"). PFPC Distributors is a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc.

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (CONTINUED)

     The Plans provide for each class to make monthly payments, based on average net assets, to PFPC Distributors of up to 0.65% on an annualized basis for the Bedford Class and up to 0.05% on an annualized basis for the Sansom Street Class. For the six months ended February 28, 2007, distribution fees paid to PFPC Distributors for each class were as follows:


                                                     GROSS                                     NET
                                                 DISTRIBUTION                             DISTRIBUTION
                                                      FEE                WAIVER                FEE
                                                 -------------          ---------         ------------
               Bedford Class                        $557,741            $(42,905)           $514,836
               Sansom Street Class                     5,635                  --               5,635
                                                    --------            --------            --------
               Total Money Market Portfolio         $563,376            $(42,905)           $520,471
                                                    ========            ========            =========

     The Portfolio has entered into service agreements with banks affiliated with PNC who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of 0.10% of the daily net asset value of such shares. For the six months ended February 28, 2007, service organization fees were $464 for the Portfolio.

     As of February 28, 2007, the Portfolio owed PFPC and its affiliates $101,493 for their services.

3. CAPITAL SHARES

     Transactions in capital shares (at $1 per capital share) for each year were as follows:


                                                                        BEDFORD CLASS
                                                           ----------------------------------------
                                                                FOR THE               FOR THE
                                                           SIX MONTHS ENDED          YEAR ENDED
                                                           FEBRUARY 28, 2007       AUGUST 31, 2006
                                                            ----------------       ---------------
                                                               (UNAUDITED)
                                                                  VALUE                  VALUE
                                                             --------------         --------------
     Shares sold                                             $  249,710,363         $  506,580,146
     Shares issued on reinvestment of dividends                   3,656,114              5,326,071
     Shares repurchased                                        (207,290,237)          (470,739,390)
                                                             --------------         --------------
     Net Increase/(Decrease)                                 $   46,076,240         $   41,166,827
                                                             --------------          -------------
     Bedford Shares authorized                                1,500,000,000          1,500,000,000
                                                             ==============         ==============



                                                                     SANSOM STREET CLASS
                                                           ----------------------------------------
                                                                FOR THE               FOR THE
                                                           SIX MONTHS ENDED          YEAR ENDED
                                                           FEBRUARY 28, 2007       AUGUST 31, 2006
                                                            ----------------       ---------------
                                                               (UNAUDITED)
                                                                  VALUE                  VALUE
                                                             --------------         --------------
     Shares sold                                             $  119,544,126        $ 1,554,920,729
     Shares issued on reinvestment of dividends                      72,575                146,903
     Shares repurchased                                        (116,570,908)        (1,626,850,712)
                                                             --------------        ---------------
     Net Increase/(Decrease)                                 $    3,045,793        $   (71,783,080)
                                                             --------------        ---------------
     Sansom Street Shares authorized                          1,500,000,000          1,500,000,000
                                                             ==============        ===============

                               THE RBB FUND, INC.
                             MONEY MARKET PORTFOLIO
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


4. NET ASSETS

     At February 28, 2007, net assets consisted of the following:


                                                               MONEY MARKET
                                                                PORTFOLIO
                                                               ------------
Paid-in capital                                                $215,308,622
Accumulated net realized loss on investments                         (4,593)
                                                               ------------
   Total net assets                                            $215,304,029
                                                               ============

5. FEDERAL INCOME TAX INFORMATION

     The Portfolio intends to continue to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal tax provision is required.

     For federal income tax purposes, realized capital losses may be carried forward and applied against future realized gains. At August 31, 2006, the Portfolio had capital loss carryforwards of $4,504 of which $3,587 will expire on August 31, 2013 and $917 will expire on August 31, 2014.

6. NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year funds by no later than June 29, 2007. The Adviser has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the impact, if any, of the SFAS on the Portfolio's financial statements.

                             ADDITIONAL INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling the number shown below and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

     Bedford                  (800) 888-9723
     Sansom Street            (800) 430-9618

QUARTERLY PORTFOLIO SCHEDULES

     The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarter of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.


SPECIAL MEETING OF SHAREHOLDERS

     The RBB Fund, Inc., on behalf of the Portfolio, convened a Special Meeting of Shareholders of the Portfolio's Bedford Class and Sansom Street Class on October 20, 2006 (as reconvened on November 28, 2006 and December 15, 2006) (the "Meeting"). At the Meeting, the Portfolio's shareholders voted on the approval of a new Investment Advisory and Administration Agreement with BIMC (the "Agreement"). The results of the voting were as follows:


             70,121,805.420         shares of the Portfolio were voted IN FAVOR
                                    of the proposal to approve the Agreement

             3,080,660.660          shares of the Portfolio were voted AGAINST
                                    the proposal to approve the Agreement

             9,487,268.350          shares of the Portfolio abstained.


     Accordingly, the Agreement was approved by the Portfolio's shareholders.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
BlackRock Institutional Management Corporation
100 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02866

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
1700 Market Street
Philadelphia, PA 19103-3984

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS
[GRAPHIC OMITTED]
101 Sabin Street
Pawtucket, RI 02866

1-800-numeric [686-3742]
http://www.numeric.com

[GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                              Emerging Growth Fund

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                   Growth Fund

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                  Mid Cap Fund

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                              Small Cap Value Fund



                               Semi-Annual Report
                                February 28, 2007
                                   (Unaudited)




This report is submitted for the general information of the shareholders of each Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds._

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                               SEMI-ANNUAL REPORT
                                   (UNAUDITED)

Dear Shareholder:

On January 12, 2007, Numeric Investors LLC ("Numeric") submitted a letter of resignation as investment advisor to the N/I NUMERIC INVESTORS FAMILY OF FUNDS (each, a "Fund" and collectively, the "Funds") a series of The RBB Fund, Inc. (the "Company"). Our four Funds are the N/I NUMERIC INVESTORS Emerging Growth Fund, the N/I NUMERIC INVESTORS Growth Fund, the N/I NUMERIC INVESTORS Mid Cap Fund and the N/I NUMERIC INVESTORS Small Cap Value Fund. This was a difficult but necessary decision, as we seek to focus on our core institutional and alternative investment products. In light of that decision and other factors, the Board of Directors of the Company approved the liquidation of the Funds effective on or about March 30, 2007.

The table below compares the returns of our four Funds with the returns of their respective benchmarks for several periods all ended on December 31, 2006, the last full month prior to Numeric's resignation.



                                                               TOTAL RETURNS
---------------------------------------------------------------------------------------------------------------------------
                                SIX MONTHS      ONE YEARYEARS    FIVE YEARS     TEN YEARS
                                   ENDED           ENDED            ENDED       ANNUALIZED
                               DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,      SINCE
                                   2006             2006            2006            2006            2006         INCEPTION*
                        ---------------------------------------------------------------------------------------------------
EMERGING GROWTH FUND               3.86%           14.91%           13.87%          15.05%          15.49%        16.28%
Russell 2000(R) Growth Index       6.86%           13.35%           10.51%           6.93%           4.88%         3.88%
DIFFERENCE                        -3.00%            1.57%            3.36%           8.12%          10.61%        12.39%

GROWTH FUND                        7.50%           13.90%           12.18%          11.44%           9.47%         9.95%
Russell 2500(R) Growth Index       6.94%           12.26%           11.64%           7.62%           7.11%         6.42%
DIFFERENCE                         0.56%            1.63%            0.54%           3.82%           2.37%         3.54%

MID CAP FUND                       8.88%           15.55%           17.41%          13.73%          13.08%        13.47%
Russell MidCap(R) Index            9.94%           15.26%           16.00%          12.88%          12.14%        12.20%
S&P MidCap 400(R) Index**          5.83%           10.32%           13.09%          10.89%          13.46%        13.45%
DIFFERENCE
  (RUSSELL MIDCAP(R) INDEX)       -1.06%            0.29%            1.41%           0.86%           0.94%         1.27%

SMALL CAP VALUE FUND               8.98%           19.82%           17.16%          19.52%           N/A          19.89%
Russell 2000(R) Value Index       11.81%           23.48%           16.48%          15.37%           n/a          14.12%
DIFFERENCE                        -2.83%           -3.66%            0.67%           4.15%           N/A           5.77%

*  Inception Dates: June 3, 1996 for all Funds except Small Cap Value Fund, which launched on November 30, 1998.
** Effective November 12, 2004 the Mid Cap Fund's benchmark index changed from the S&P MidCap 400(R) Index to the Russell
   MidCap(R) Index; the Russell MidCap(R) Index more appropriately reflects the types of securities held in the Fund and provides the best comparative performance information.

----------------------
THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT WWW.NUMERIC.COM. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

THE INDICES ARE UNMANAGED INDICES THAT ARE NOT AVAILABLE FOR DIRECT INVESTMENT. SMALL AND MID-SIZED COMPANY STOCKS ARE GENERALLY MORE VOLATILE THAN LARGE COMPANY STOCKS.

Numeric was founded seventeen years ago in an attempt to offer a reasonably consistent source of returns for investors seeking better-than-benchmark performance. We started the firm with a focus on institutional asset management. However, not long after the firm was founded, we decided to expand into the mutual fund arena. To that end, we determined we would employ the same quantitative stock-selection models in managing our Funds that we used for institutional accounts. We decided to focus our Fund investments primarily in the small cap space, where we believed we could deliver significant value to Fund shareholders. Over the years, numerous publications and mutual fund research firms have acknowledged the success of our approach.

We believe that our success has been attributable in large part to our focus on delivering better-than-market returns for Fund shareholders, even when that meant we had to close our Funds to new investments. As you are probably aware, all but one of our Funds, the Mid Cap Fund, have been closed to new investments for quite some time.

Since we launched the n/i numeric investors family of funds, the dynamics of the mutual fund marketplace have changed. Because we are a focused institutional manager with capacity constrained strategies, the dynamics of today's mutual fund business are at odds with our current business model.

It has been our pleasure to have you as a shareholder in our Funds. We sincerely hope you will achieve strong returns in the future with another fund family.

Sincerely,



/s/ Langdon B. Wheeler                               /s/ Joseph J. Schirripa
-----------------------------------------            -----------------------
Langdon B. Wheeler, CFA                              Joseph Schirripa, CFA
Chief Investment Officer and Chairman of             Co-Portfolio Manager
   the Board of Directors                            n/i Mid Cap Fund
Numeric Investors LLC


----------
For more information regarding the holdings of the N/I NUMERIC INVESTORS FAMILY OF FUNDS, please refer to the Portfolio of Investments on pages 5-8. Portfolio holdings may be subject to change at any time. In addition to historical information, this report contains forward-looking statements that may concern, among other things, the domestic market, industry and economic trends and developments and government regulation and their potential impact on each Fund's investment portfolio. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future and their impact on the Funds could be materially different from those projected, anticipated or implied. The Funds have no obligation to update or revise forward-looking statements.

Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                        FUND EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees and (2) costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from September 1, 2006 through February 28, 2007, and held for the entire period.


ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on your Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND
                  FUND EXPENSE EXAMPLES (UNAUDITED) (CONCLUDED)



                                                                       EMERGING GROWTH FUND
                                            -------------------------------------------------------------------------

                                               BEGINNING                      ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                            SEPTEMBER 1, 2006            FEBRUARY 28, 2007                 PERIOD*
                                            -----------------            -----------------              -------------
Actual                                           $1,000.00                     $1,088.30                     $  7.56
Hypothetical (5% return before expenses)          1,000.00                      1,017.46                        7.33



                                                                            GROWTH FUND
                                            -------------------------------------------------------------------------

                                               BEGINNING                      ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                            SEPTEMBER 1, 2006            FEBRUARY 28, 2007                 PERIOD*
                                            -----------------            -----------------              -------------
Actual                                           $1,000.00                     $1,106.00                      $10.97
Hypothetical (5% return before expenses)          1,000.00                      1,014.25                       10.54



                                                                           MID CAP FUND
                                            -------------------------------------------------------------------------

                                               BEGINNING                      ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                            SEPTEMBER 1, 2006            FEBRUARY 28, 2007                 PERIOD*
                                            -----------------            -----------------              -------------
Actual                                           $1,000.00                   $1,094.40                     $  6.91
Hypothetical (5% return before expenses)          1,000.00                    1,018.12                        6.68



                                                                       SMALL CAP VALUE FUND
                                            -------------------------------------------------------------------------

                                               BEGINNING                      ENDING                    EXPENSES PAID
                                              ACCOUNT VALUE                ACCOUNT VALUE                   DURING
                                            SEPTEMBER 1, 2006            FEBRUARY 28, 2007                 PERIOD*
                                            -----------------            -----------------              -------------
Actual                                           $1,000.00                   $1,101.10                     $  4.74
Hypothetical (5% return before expenses)          1,000.00                    1,020.23                        4.57

* Expenses  are equal to the Funds'  annualized  expense  ratios in the table  below,  which  include  waived fees, multiplied  by the  average  account  value over the period,  multiplied  by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-year half period.


                                                           EXPENSE RATIO
                                                           -------------
                              Emerging Growth Fund            1.46%
                              Growth Fund                     2.10%
                              Mid Cap Fund                    1.33%
                              Small Cap Value Fund            0.91%

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                 VALUE
 (000'S)                                                              (NOTE 1)
--------------------------------------------------------------------------------
           REPURCHASE AGREEMENT--103.1%
$ 41,975   Bear, Stearns & Co., Inc.
             (Agreement dated 02/28/07 to
             be repurchased at $41,981,213,
             collateralized by $14,030,000
             par amount of U.S. Treasury Note,
             at a rate of 3.625%, due 7/15/09,
             and $21,740,000 par amount of
             U.S. Treasury Bond, at a rate of
             8.875%, due 8/15/17, market
             value of collateral is $43,194,251)
             5.27%, 03/01/07 ...................................    $41,975,068
                                                                    -----------
Total Investments -- 103.1%
   (Cost $41,975,068*) .........................................     41,975,068
                                                                    -----------
Liabilities in Excess of Other Assets -- (3.1)% ................     (1,264,642)
                                                                    -----------
Net Assets -- 100.0% ...........................................    $40,710,426
                                                                    ===========

----------
*  Aggregate cost is the same for financial reporting and federal tax purposes.


The accompanying notes are an integral part of the financial statements.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                   GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                 VALUE
 (000'S)                                                              (NOTE 1)
--------------------------------------------------------------------------------
           REPURCHASE AGREEMENT--113.4%
$ 14,217   Bear, Stearns & Co., Inc.
             (Agreement dated 02/28/07 to
             be repurchased at $14,219,420,
             collateralized by $10,820,000
             par amount of U.S. Treasury Bond,
             at a rate of 8.875%, due 8/15/17,
             market value of collateral is
             $14,634,172) 5.27%, 03/01/07 ......................    $14,217,339
                                                                    -----------
Total Investments -- 113.4%
   (Cost $14,217,339*) .........................................     14,217,339
                                                                    -----------
Liabilities in Excess of Other Assets -- (13.4)% ...............     (1,683,413)
                                                                    -----------
Net Assets -- 100.0% ...........................................    $12,533,926
                                                                    ===========

----------
*  Aggregate cost is the same for financial reporting and federal tax purposes.

The accompanying notes are an integral part of the financial statements.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                                  MID CAP FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2007 (UNAUDITED)

--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                 VALUE
 (000'S)                                                              (NOTE 1)
--------------------------------------------------------------------------------
           REPURCHASE AGREEMENT--101.8%
$ 45,767   Bear, Stearns & Co., Inc.
             (Agreement dated 2/28/07 to
             be repurchased at $45,773,400,
             collateralized by $46,868,848
             par amount of U.S. Treasury
             Bonds, at a rate of 7.25% to
             8.88%, due 5/15/16 to 8/15/17,
             market value of collateral is
             $47,097,451) 5.27%, 03/01/07 ......................    $45,766,701
                                                                    -----------
Total Investments -- 101.8%
   (Cost $45,766,701*) .........................................     45,766,701
                                                                    -----------
Liabilities in Excess of Other Assets -- (1.8)% ................       (805,251)
                                                                    -----------
Net Assets -- 100.0% ...........................................    $44,961,450
                                                                    ===========

----------
*  Aggregate cost is the same for financial reporting and federal tax purposes.

The accompanying notes are an integral part of the financial statements.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2007 (UNAUDITED)


--------------------------------------------------------------------------------
PRINCIPAL
 AMOUNT                                                                 VALUE
 (000'S)                                                              (NOTE 1)
--------------------------------------------------------------------------------
           REPURCHASE AGREEMENT--104.7%
$ 93,660   Bear, Stearns & Co., Inc.
             (Agreement dated 02/28/07 to
             be repurchased at $93,673,589,
             collateralized by $79,030,000
             par amount of U.S. Treasury Bond,
             at a rate of 7.25%, due 5/15/16,
             market value of collateral is
             $96,379,804) 5.27%, 03/01/07 ......................    $93,659,878
                                                                    -----------
Total Investments -- 104.7%
   (Cost $93,659,878*) .........................................     93,659,878
                                                                    -----------
Liabilities in Excess of Other Assets -- (4.7)% ................     (4,192,326)
                                                                    -----------
Net Assets -- 100.0% ...........................................    $89,467,552
                                                                    ===========

----------
*  Aggregate cost is the same for financial reporting and federal tax purposes.

The accompanying notes are an integral part of the financial statements.

                      [THIS PAGE INTENTIONALLY LEFT BLANK.]

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                      STATEMENTS OF ASSETS AND LIABILITIES
                          FEBRUARY 28, 2007 (UNAUDITED)


                                                    EMERGING GROWTH        GROWTH             MID CAP      SMALL CAP VALUE
                                                          FUND              FUND               FUND              FUND
                                                    ---------------        -------            -------      ---------------
ASSETS
   Investments in Repurchase Agreements, at
      amortized cost, which approximates
      market value ..............................    $41,975,068       $14,217,339        $45,766,701       $93,659,878
   Cash .........................................             --                --                 --           233,507
   Dividends and interest receivable ............        209,783            67,625            215,520           435,021
   Receivable for capital shares sold ...........             --               218                 --                --
                                                     -----------       -----------        -----------       -----------
      Total assets ..............................     42,184,851        14,285,182         45,982,221        94,328,406
                                                     -----------       -----------        -----------       -----------
LIABILITIES
   Payable for capital shares redeemed ..........      1,289,319         1,638,054            895,732         4,599,821
   Investment advisory fee payable ..............         31,222            16,602             13,369            87,774
   Accrued expenses and other liabilities .......        153,884            96,600            111,670           173,259
                                                     -----------       -----------        -----------       -----------
      Total liabilities .........................      1,474,425         1,751,256          1,020,771         4,860,854
                                                     -----------       -----------        -----------       -----------
 NET ASSETS
   Capital stock, $0.001 par value ..............          3,121               894              2,493             5,186
   Additional paid-in capital ...................     32,125,388        10,859,923         40,468,161        69,238,130
   Undistributed net investment income ..........        269,910            93,125            271,618           626,513
   Accumulated net realized gain from investments      8,312,007         1,579,984          4,219,178        19,597,723
                                                     -----------       -----------        -----------       -----------
   Net assets applicable to shares outstanding ..    $40,710,426       $12,533,926        $44,961,450       $89,467,552
                                                     ===========       ===========        ===========       ===========
 Shares outstanding                                    3,121,104           894,220          2,492,471         5,186,071
                                                     -----------       -----------        -----------       -----------
Net asset value, offering and redemption price
    per share ...................................         $13.04            $14.02             $18.04            $17.25
                                                          ======            ======             ======            ======

The accompanying notes are an integral part of the financial statements.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                            STATEMENTS OF OPERATIONS
             FOR THE SIX MONTHS ENDED FEBRUARY 28, 2007 (UNAUDITED)


                                                  EMERGING GROWTH        GROWTH             MID CAP        SMALL CAP VALUE
                                                        FUND              FUND               FUND                FUND
                                                  ---------------       ----------        -----------      ---------------
INVESTMENT INCOME
   Dividends * ..................................    $   337,610        $  196,362        $   287,431       $ 1,486,111
   Interest .....................................        740,272           189,735            504,339         1,447,409
   Securities lending (Note 6) ..................         18,413             4,194              8,286            31,314
                                                     -----------        ----------        -----------       -----------
   Total investment income ......................      1,096,295           390,291            800,056         2,964,834
                                                     -----------        ----------        -----------       -----------
EXPENSES
   Investment advisory fees (Note 2) ............        425,412            81,901            101,966           430,722
   Co-Administration fees (Note 2) ..............        118,798            58,679             66,738           206,744
   Transfer agent fees ..........................         86,402            68,710             77,358            84,323
   Administrative services fees .................         85,007            21,195             41,996           160,879
   Professional fees ............................         57,754            19,668             25,129            87,581
   Custodian fees ...............................         32,001            10,579             23,399            57,176
   Printing and shareholder reporting fees ......         28,500            11,311             10,111            25,560
   Shareholder service fees (Note 3) ............         23,528            18,099             30,212            21,987
   Directors' and officers' fees ................         23,346            10,358             10,189            16,930
   Registration and filing fees .................         18,585            14,259             17,358            26,474
   Other expenses ...............................         13,475             3,276              6,465            23,578
                                                     -----------        ----------        -----------       -----------
   Total expenses before waivers ................        912,808           318,035            410,921         1,141,954
   Less: waivers ................................        (86,423)          (20,869)           (38,897)         (163,561)
                                                     -----------        ----------        -----------       -----------
   Net expenses after waivers ...................        826,385           297,166            372,024           978,393
                                                     -----------        ----------        -----------       -----------
   Net Investment Income ........................        269,910            93,125            428,032         1,986,441
                                                     -----------        ----------        -----------       -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS:
   Net realized gain from investments ...........     12,878,938         3,523,007          5,988,297        27,205,160
   Net change in unrealized depreciation
      on investments ............................     (1,970,676)         (524,221)        (1,581,252)       (6,628,302)
                                                     -----------        ----------        -----------       -----------
   Net realized and unrealized gain
      on investments ............................     10,908,262         2,998,786          4,407,045        20,576,858
                                                     -----------        ----------        -----------       -----------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..............................    $11,178,172        $3,091,911        $ 4,835,077       $22,563,299
                                                     ===========        ==========        ===========       ===========

-----------
* Net of foreign withholding taxes of $286 for the Small Cap Value Fund.

The accompanying notes are an integral part of the financial statements.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                            EMERGING GROWTH                           GROWTH
                                                                 FUND                                  FUND
                                                  ----------------------------------     ----------------------------------
                                                       FOR THE           FOR THE              FOR THE           FOR THE
                                                  SIX MONTHS ENDED       FISCAL          SIX MONTHS ENDED       FISCAL
                                                  FEBRUARY 28, 2007    YEAR ENDED        FEBRUARY 28, 2007    YEAR ENDED
                                                     (UNAUDITED)     AUGUST 31, 2006        (UNAUDITED)     AUGUST 31, 2006
                                                  -----------------  ---------------     -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .................  $      269,910   $     (568,924)     $        93,125   $     (126,763)
   Net realized gain from investments ...........      12,878,938       24,945,791            3,523,007        5,263,305
   Net change in unrealized appreciation/
      (depreciation)on investments ..............      (1,970,676)     (10,856,287)            (524,221)      (2,375,364)
                                                      -----------     ------------         ------------     ------------
   Net increase in net assets resulting from
      operations ................................      11,178,172       13,520,580            3,091,911        2,761,178
                                                      -----------     ------------         ------------     ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ........................              --               --                   --               --
   Net realized capital gains ...................     (26,693,267)     (26,155,202)          (5,830,967)      (3,932,855)
                                                      -----------     ------------         ------------     ------------
   Total dividends and distributions to shareholders  (26,693,267)     (26,155,202)          (5,830,967)      (3,932,855)
                                                      -----------     ------------         ------------     ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ..........     (79,081,006)      (8,543,377)         (14,973,126)     (13,107,559)
                                                      -----------     ------------         ------------     ------------
   Total increase/(decrease) in net assets ......     (94,596,101)     (21,177,999)         (17,712,182)     (14,279,236)

NET ASSETS
   Beginning of period ..........................     135,306,527      156,484,526           30,264,108       44,525,344
                                                      -----------     ------------         ------------     ------------
   End of period* ...............................     $40,710,426     $135,306,527         $ 12,533,926     $ 30,246,108
                                                      ===========     ============         ============     ============




                                                                 MID CAP                           SMALL CAP VALUE
                                                                  FUND                                  FUND
                                                    ----------------------------------    ----------------------------------
                                                         FOR THE           FOR THE             FOR THE           FOR THE
                                                    SIX MONTHS ENDED       FISCAL         SIX MONTHS ENDED       FISCAL
                                                    FEBRUARY 28, 2007    YEAR ENDED       FEBRUARY 28, 2007    YEAR ENDED
                                                       (UNAUDITED)     AUGUST 31, 2006       (UNAUDITED)     AUGUST 31, 2006
                                                    -----------------  ---------------    -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS:
   Net investment income/(loss) .................   $     428,032     $      57,688       $   1,986,441    $    2,025,336
   Net realized gain from investments ...........       5,988,297         5,265,638          27,205,160        30,602,053
   Net change in unrealized appreciation/
      (depreciation)on investments ..............      (1,581,252)       (1,002,657)         (6,628,302)       (7,086,034)
                                                      -----------       -----------       -------------      ------------
   Net increase in net assets resulting from
      operations ................................       4,835,077         4,320,669          22,563,299        25,541,355
                                                      -----------       -----------       -------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income ........................        (170,910)          (88,126)         (2,142,817)       (1,881,275)
   Net realized capital gains ...................      (6,087,796)       (6,256,944)        (34,788,945)      (43,503,123)
                                                      -----------       -----------       -------------      ------------
   Total dividends and distributions to shareholders   (6,258,706)       (6,345,070)        (36,931,762)      (45,384,398)
                                                      -----------       -----------       -------------      ------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) ..........         337,909        12,239,093        (127,359,420)        8,208,845
                                                      -----------       -----------       -------------      ------------
   Total increase/(decrease) in net assets ......      (1,085,720)       10,214,692        (141,727,883)      (11,634,198)

NET ASSETS
   Beginning of period ..........................      46,047,170        35,832,478         231,195,435       242,829,633
                                                      -----------       -----------       -------------      ------------
   End of period* ...............................     $44,961,450       $46,047,170       $  89,467,552      $231,195,435
                                                      ===========       ===========       =============      ============

-----------
* Includes undistributed net investment income as follows:


                                     FOR THE
                                SIX MONTHS ENDED               FOR THE
                                FEBRUARY 28, 2007         FISCAL YEAR ENDED
                                   (UNAUDITED)             AUGUST 31, 2006
                                -----------------         -----------------
   Emerging Growth Fund .......      $269,910                  $     --
   Growth Fund ................        93,125                        --
   Mid Cap Fund ...............       271,618                    14,496
   Small Cap Value Fund .......       626,513                   782,889


The accompanying notes are an integral part of the financial statements.

                                    12 and 13

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                              EMERGING GROWTH FUND
                                      ---------------------------------------------------------------------------------------------
                                           FOR THE
                                      SIX MONTHS ENDED           FOR THE FISCAL YEARS ENDED AUGUST 31,
                                      FEBRUARY 28, 2007  --------------------------------------------------------------------------
                                         (UNAUDITED)         2006           2005             2004           2003            2002
                                      -----------------  -------------  --------------    -----------   -------------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period        $14.72         $ 16.20         $ 17.48         $ 15.81        $ 11.81        $  12.73
                                           -------        --------        --------        --------       --------         -------
Net investment income/(loss) .......          0.09           (0.06)          (0.11)          (0.11)(1)      (0.07)(1)       (0.10)
Net realized and unrealized
   gain/(loss) on investments ......          1.15            1.30            3.53            2.12           4.07           (0.82)
                                           -------        --------        --------        --------       --------         -------
Net increase/(decrease) in net assets
   resulting from operations .......          1.24            1.24            3.42            2.01           4.00           (0.92)
                                           -------        --------        --------        --------       --------         -------
Dividends and distributions to
   shareholders from:
Net investment income ..............            --              --              --              --             --              --
Net realized capital gains .........         (2.92)          (2.72)          (4.70)          (0.34)            --              --
                                           -------        --------        --------        --------       --------         -------
Total dividends and distributions
   to shareholder ..................         (2.92)          (2.72)          (4.70)          (0.34)            --              --
                                           -------        --------        --------        --------       --------         -------
Redemption fees (Note 5)* ..........            --              --              --              --             --              --
                                           -------        --------        --------        --------       --------         -------
Net asset value, end of period .....       $ 13.04         $ 14.72         $ 16.20         $ 17.48        $ 15.81        $  11.81
                                           =======        ========        ========        ========       ========         =======
Total investment return (2) ........          8.83%           9.59%          26.06%          12.71%         33.87%          (7.23)%
                                           =======        ========        ========        ========       ========         =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) .................       $40,710        $135,307        $156,485        $133,531       $130,286         $96,865
Ratio of expenses to average
   net assets (3) ..................          1.46%(4)        1.16%           1.18%           1.15%          1.20%           1.12%
Ratio of expenses to average
   net assets without waivers ......          1.61%(4)        1.31%           1.33%           1.31%          1.36%           1.26%
Ratio of net investment loss to
   average net assets (3) ..........          0.48%(4)       (0.39)%         (0.68)%         (0.58)%        (0.55)%         (0.75)%
Portfolio turnover rate ............        104.70%         227.47%         318.36%         269.90%        227.46%         216.40%




                                                                                     GROWTH FUND
                                       -----------------------------------------------------------------------------------------
                                           FOR THE
                                       SIX MONTHS ENDED                     FOR THE FISCAL YEARS ENDED AUGUST 31,
                                       FEBRUARY 28, 2007  ----------------------------------------------------------------------
                                         (UNAUDITED)         2006          2005            2004            2003          2002
                                       -----------------  -----------    ----------     -----------     ----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period      $  15.43         $  16.08       $ 12.99        $ 11.53          $ 9.07       $ 10.48
                                           -------          -------       -------        -------         -------       -------
Net investment income/(loss) .......          0.10            (0.07)        (0.09)(1)      (0.09)(1)       (0.08)(1)     (0.10)
Net realized and unrealized
   gain/(loss) on investments ......          1.43             0.84          3.18           1.55            2.54         (1.31)
                                           -------          -------       -------        -------         -------       -------
Net increase/(decrease) in net assets
   resulting from operations .......          1.53             0.77          3.09           1.46            2.46         (1.41)
                                           -------          -------       -------        -------         -------       -------
Dividends and distributions to
   shareholders from:
Net investment income ..............            --               --            --             --              --            --
Net realized capital gains .........         (2.94)           (1.42)           --             --              --            --
                                           -------          -------       -------        -------         -------       -------
Total dividends and distributions
   to shareholder ..................         (2.94)           (1.42)           --             --              --            --
                                           -------          -------       -------        -------         -------       -------
Redemption fees (Note 5)* ..........            --               --            --             --              --            --
                                           -------          -------       -------        -------         -------       -------
Net asset value, end of period .....      $  14.02          $ 15.43       $ 16.08        $ 12.99         $ 11.53        $ 9.07
                                           =======          =======       =======        =======         =======       =======
Total investment return (2) ........         10.60%            5.51%        23.79%         12.66%          27.12%       (13.45)%
                                           =======          =======       =======        =======         =======       =======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) .................       $12,534          $30,246       $44,525        $36,076         $33,809       $34,034
Ratio of expenses to average
   net assets (3) ..................          2.10%(4)         1.06%         1.20%          1.36%           1.49%         1.35%
Ratio of expenses to average
   net assets without waivers ......          2.25%(4)         1.20%         1.39%          1.59%           1.79%         1.54%
Ratio of net investment loss to
   average net assets (3) ..........          0.66%(4)        (0.31)%       (0.62)%        (0.65)%         (0.81)%       (0.96)%
Portfolio turnover rate ............        100.41%          254.81%       343.20%        291.02%         237.59%       241.28%


----------
*   Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the period.
(2) Total  investment  return is  calculated  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3) Reflects waivers and expense reimbursements, if any.
(4) Annualized.

The accompanying notes are an integral part of the financial statements.

                                   14 and 15

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                        FAMILY OF FUNDS

                        FINANCIAL HIGHLIGHTS (CONCLUDED)

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                          MID CAP FUND
                                      --------------------------------------------------------------------------------------------
                                           FOR THE
                                      SIX MONTHS ENDED           FOR THE FISCAL YEARS ENDED AUGUST 31,
                                      FEBRUARY 28, 2007  -------------------------------------------------------------------------
                                         (UNAUDITED)         2006           2005             2004           2003            2002
                                      -----------------  -------------  --------------    -----------   -------------   ----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period       $ 18.52          $ 20.16       $ 15.82        $ 13.88         $ 11.98       $ 13.16
                                           -------          -------       -------        -------         -------       -------
Net investment income/(loss) ........         0.23             0.03          0.02 (1)       0.07            0.08          0.08
Net realized and unrealized
   gain/(loss) from investments .....         1.43             1.93          4.47           1.96            1.90         (1.22)
                                           -------          -------       -------        -------         -------       -------
Net increase/(decrease) in net assets
   resulting from operations ........         1.66             1.96          4.49           2.03            1.98         (1.14)
                                           -------          -------       -------        -------         -------       -------
Dividends and distributions to
   shareholders from:
Net investment income ...............        (0.06)           (0.05)        (0.07)         (0.09)          (0.08)        (0.06)
Net realized capital gains ..........        (2.08)           (3.55)        (0.08)            --              --            --
                                           -------          -------       -------        -------         -------       -------
Total dividends and distributions
   to shareholders ..................        (2.14)           (3.60)        (0.15)         (0.09)          (0.08)        (0.06)
                                           -------          -------       -------        -------         -------       -------
Redemption fees (Note 5) ............           --*              --*           --*            --*             --*         0.02
                                           -------          -------       -------        -------         -------       -------
Net asset value, end of period ......      $ 18.04          $ 18.52       $ 20.16        $ 15.82         $ 13.88       $ 11.98
                                           =======         ========       =======        ========        =======       =======
Total investment return (2) .........         9.44%           12.10%        28.52%         14.64%          16.70%        (8.48)%
                                           =======         ========       =======        ========        =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
   (000's omitted) ..................      $44,961          $46,047       $35,832        $30,822         $26,112       $25,109
Ratio of expenses to average
   net assets (3) ...................         1.33%(6)         1.38%         1.23%          0.97%           1.00%         0.85%
Ratio of expenses to average
   net assets without waivers .......         1.47%(6)         1.53%         1.44%          1.35%           1.52%         1.27%
Ratio of net investment
   income/(loss) to average
   net assets (3) ...................         1.53%(6)         0.15%         0.13%          0.47%           0.66%         0.59%
Portfolio turnover rate .............       138.31%          302.69%       321.41%        292.78%         227.20%       270.77%




                                                            SMALL CAP VALUE FUND
                                       -----------------------------------------------------------------------------------------
                                           FOR THE
                                       SIX MONTHS ENDED                     FOR THE FISCAL YEARS ENDED AUGUST 31,
                                       FEBRUARY 28, 2007  ----------------------------------------------------------------------
                                         (UNAUDITED)         2006          2005            2004            2003          2002
                                       -----------------  -----------    ----------     -----------     ----------   -----------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period     $   18.42           $20.43        $19.90         $18.46          $16.86       $ 17.61
                                           -------          -------       -------        -------         -------       -------
Net investment income/(loss) ........         0.23             0.16          0.08(1)        0.09            0.05         (0.05)
Net realized and unrealized
   gain/(loss) from investments .....         1.52             1.69          4.29           3.67            2.90          1.71
                                           -------          -------       -------        -------         -------       -------
Net increase/(decrease) in net assets
   resulting from operations ........         1.75             1.85          4.37           3.76            2.95          1.66
                                           -------          -------       -------        -------         -------       -------
Dividends and distributions to
   shareholders from:
Net investment income ...............        (0.17)           (0.15)        (0.08)         (0.09)             --         (0.02)
Net realized capital gains ..........        (2.75)           (3.71)        (3.76)         (2.24)          (1.41)        (2.58)
                                           -------          -------       -------        -------         -------       -------
Total dividends and distributions
   to shareholders ..................        (2.92)           (3.86)        (3.84)         (2.33)          (1.41)        (2.60)
                                           -------          -------       -------        -------         -------       -------
Redemption fees (Note 5) ............           --*              --*           --*          0.01            0.06          0.19
                                           -------          -------       -------        -------         -------       -------
Net asset value, end of period ......       $17.25           $18.42        $20.43         $19.90          $18.46        $16.86
                                           =======         ========       =======        ========        =======       =======
Total investment return (2) .........        10.11%           11.76%(5)     26.37%         21.46%          20.51%        13.31%
                                           =======         ========       =======        ========        =======       =======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of year
   (000's omitted) ..................      $89,468         $231,195      $242,830       $197,295        $180,497      $130,380
Ratio of expenses to average
   net assets (3) ...................         0.91%(6)         0.98%(4)      0.99%          0.92%           1.55%         1.73%
Ratio of expenses to average
   net assets without waivers .......         1.06%(6)         1.13%         1.14%          1.07%           1.70%         1.88%
Ratio of net investment
   income/(loss) to average
   net assets (3) ...................         1.85%(6)         0.43%(4)      0.43%          0.45%           0.33%        (0.35)%
Portfolio turnover rate .............       101.19%          241.63%       348.63%        366.70%         268.07%       275.73%


----------
*   Amount is less than $0.01 per share.
(1) Calculated based on average shares outstanding for the period.
(2) Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3) Reflects waivers.
(4) Does not reflect the amount reimbursed by affiliate (Note 2). Including the effect of the amount reimbursed by affiliate the
    Ratio of expenses to average net assets would be 0.54% and the Ratio of net investment  income/(loss)  to average net assets would be 0.87%.
(5) Total return  includes the amount  reimbursed by affiliate  (Note 2).  Excluding the amount  reimbursed by affiliate,  total return would have been 11.17%.
(6) Annualized.

The accompanying notes are an integral part of the financial statements.

                                   16 and 17

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988, and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the N/I NUMERIC INVESTORS FAMILY OF FUNDS ("n/i numeric investors Family") which consists of four diversified portfolios: N/I NUMERIC INVESTORS Emerging Growth Fund ("Emerging Growth Fund"), N/I NUMERIC INVESTORS Growth Fund ("Growth Fund"), N/I NUMERIC INVESTORS Mid Cap Fund ("Mid Cap Fund") and N/I NUMERIC INVESTORS Small Cap Value Fund ("Small Cap Value Fund") (each, a "Fund," and collectively, the "Funds").

RBB has authorized capital of one hundred billion shares of common stock of which 76.673 billion shares are currently classified into one hundred and six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families."

USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (NASDAQ) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                      FAMILY OF FUNDS


                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


REPURCHASE AGREEMENTS -- Each Fund has agreed to purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom each Fund enters into repurchase agreements are banks and broker/dealers, which Numeric Investors LLC(R) (the Funds' "Adviser" or "Numeric") considers creditworthy. The seller under a repurchase agreement will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus Numeric marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next business day, so that the value of the collateral is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose each Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities.

FUTURES -- Each Numeric Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Fund only enters into futures contracts which are traded on exchanges. At February 28, 2007, the Funds did not hold any futures.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Funds record security transactions on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific fund or fund family are charged directly to the fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These differences can include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the composition of net assets.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS


                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from all or substantially all U.S. federal income and excise taxes.

OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Numeric serves as each Fund's investment adviser. Numeric is entitled to a performance based fee for its advisory services for the Growth, Mid Cap and Small Cap Value Funds calculated at the end of each month using a basic fee of 0.85% of average daily net assets and a performance fee adjustment based upon each Fund's performance during the last rolling 12-month period. Each Fund's net performance is compared with the performance of its benchmark index during that same rolling 12-month period. When a Fund's performance is between 4.00% and 4.99% better than its benchmark, it would pay Numeric the basic fee. When a Fund's performance is at least 5.00% better than its benchmark, it would pay Numeric more than the basic fee. If a Fund did not perform at least 4.00% better than its benchmark, Numeric would be paid less than the basic fee. Each 1.00% of the difference in performance between a Fund and its benchmark plus 4.00% during the performance period would result in a 0.10% adjustment to the basic fee. The benchmark index for the Growth Fund is the Russell 2500(R) Growth Index. On November 12, 2004, during a special meeting, shareholders of the Mid Cap Fund approved a proposal to change the Fund's benchmark from the S&P MidCap 400(R) Index to the Russell MidCap(R) Index. The Adviser elected to change the benchmark index because the Russell MidCap(R) Index more appropriately reflects the types of securities held in the Fund's portfolio and provides the best comparative performance information. From December 1, 2004 through November 30, 2005, the performance fee was compared to both the S&P MidCap 400(R) Index and the Russell MidCap(R) Index separately each month. Each month during this period, the Fund paid the advisory fee based upon whichever performance fee calculation resulted in a lower advisory fee. Effective December 1, 2005, the Fund began paying an advisory fee based solely on the performance fee calculation of the Russell MidCap(R) Index. The benchmark index for the Small Cap Value Fund is the Russell 2000(R) Value Index.

The maximum annualized performance adjustment rate would be + or - 0.50% of average daily net assets which would be added to or deducted from the basic fee if a Fund outperformed its benchmark index over a rolling 12-month period by 9.00% or more or if it underperformed its benchmark index over a rolling 12-month period.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


The chart below shows what the management fee rate would be if a Fund exceeds its benchmark by the stated amount.


PERCENTAGE POINT DIFFERENCE BETWEEN FUND PERFORMANCE                                        PERFORMANCE        TOTAL
(NET OF EXPENSES INCLUDING ADVISORY FEES) AND                                               ADJUSTMENT     ADVISORY FEE
CHANGE IN TOTAL BENCHMARK INDEX                                               BASIC FEE        RATE            RATE
--------------------------------------------------                            ---------     -----------    -------------
+9% or more.............................................................        0.85%          0.50%           1.35%
+8% or more but less than +9%...........................................        0.85%          0.40%           1.25%
+7% or more but less than +8%...........................................        0.85%          0.30%           1.15%
+6% or more but less than +7%...........................................        0.85%          0.20%           1.05%
+5% or more but less than +6%...........................................        0.85%          0.10%           0.95%
+4% or more but less than +5%...........................................        0.85%         None             0.85%
+3% or more but less than +4%...........................................        0.85%         (0.10)%          0.75%
+2% or more but less than +3%...........................................        0.85%         (0.20)%          0.65%
+1% or more but less than +2%...........................................        0.85%         (0.30)%          0.55%
+0% or more but less than +1%...........................................        0.85%         (0.40)%          0.45%
Less than 0%............................................................        0.85%         (0.50)%          0.35%

At the end of each month, the advisory fee rate is applied to the net assets averaged over the same 12-month rolling period over which the investment performance of a Fund was measured to determine the monthly management fee.

Numeric is entitled to receive 0.75% of the Emerging Growth Fund's average daily net assets, computed daily and payable monthly for its advisory services.

For the six months ended February 28, 2007, investment advisory fees were as follows:


FUND                                               ADVISORY FEES
----                                               -------------
Emerging Growth Fund ........................        $425,412
Growth Fund .................................          81,901
Mid Cap Fund ................................         101,966
Small Cap Value Fund ........................         430,722

During the fiscal year ended August 31, 2004, the Staff of the Securities and Exchange Commission (the "SEC" or "Staff") notified RBB that the methodology used to calculate the performance-based investment advisory fee for the Small Cap Value Fund, the Growth Fund and the Mid Cap Fund managed by Numeric did not comply with the rules under the Investment Advisers Act of 1940, as amended, (the "Advisers Act") concerning performance fees. The rules under the Advisers Act require the performance rate to be applied to the average net assets over the performance period (a twelve-month rolling period for these Funds) rather than the average daily net assets in the most recent month, as was done previously.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                       FAMILY OF FUNDS


                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


Applying the revised methodology to the Small Cap Value Fund for the period since the inception of the performance fee (January 2001) indicates that the Small Cap Value Fund overpaid Numeric by approximately $920,000. In addition, the Staff indicated that interest of approximately $110,000 was also due from Numeric on this amount. During December 2005, Numeric reimbursed these amounts to the Small Cap Value Fund. With respect to the Growth Fund and the Mid Cap Fund, application of the revised methodology indicated that these funds had underpaid Numeric since the inception of the performance fee. Numeric has agreed to waive repayment of the underpaid fees. On September 7, 2006, Numeric consented to the entry of a cease-and-desist order by the SEC in connection with violations of Section 205(a) of the Advisers Act as a result of the use of an incorrect methodology to calculate performance-based investment advisory fees for the Small Cap Value Fund, the Growth Fund and the Mid Cap Fund as described above. There were no changes to the amount above due to the cease-and-desist order.

Effective September 1, 2004, the performance for all three aforementioned Funds began to be calculated in accordance with the Advisers Act.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and Bear Stearns Funds Management Inc. ("BSFM"), a wholly-owned subsidiary of The Bear Stearns Companies Inc., serve as co-administrators for each Fund. For providing administrative services PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets subject to a minimum monthly fee of $6,250 per Fund. BSFM is entitled to receive a monthly fee equal to an annual rate of 0.05% on the first $150 million and 0.02% of each Fund's average daily net assets thereafter.

For the six months ended February 28, 2007, PFPC voluntarily agreed to waive a portion of its administration fees. During such period, co-administration fees and related waivers were as follows:


                                                                     TOTAL                                  NET
                                                               C0-ADMINISTRATION                      C0-ADMINISTRATION
FUND                                                                 FEES                WAIVERS            FEES
----                                                           -----------------       ----------     -----------------
Emerging Growth Fund........................................       $118,798            $(12,751)         $106,047
Growth Fund.................................................         58,679              (2,500)           56,179
Mid Cap Fund................................................         66,738              (2,500)           64,238
Small Cap Value Fund........................................        206,744             (24,132)          182,612

Included in the Co-Administration Fees shown above are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

In addition, PFPC serves as each Fund's transfer and dividend disbursing agent. For the six months ended February 28, 2007, transfer agency fees and expenses were $86,402, $68,710, $77,358, and $84,323 for the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund, respectively.

                                [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS

                              EMERGING GROWTH FUND
                                   GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)


PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to each Fund. As compensation for such administrative services, PFPC Distributors received a monthly fee equal to an annual rate of 0.15% of each Fund's average daily net assets.

For the six months ended February 28, 2007, PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for each Fund. During such period, administrative services fees were as follows:

                                                                      TOTAL
                                                                 ADMINISTRATIVE                       NET ADMINISTRATIVE
FUND                                                              SERVICES FEES          WAIVERS        SERVICES FEES
----                                                             --------------       ----------      -----------------
Emerging Growth Fund.......................................         $ 85,007          $  (73,672)          $11,335
Growth Fund................................................           21,195             (18,369)            2,426
Mid Cap Fund...............................................           41,996             (36,397)            5,599
Small Cap Value Fund.......................................          160,879            (139,429)           21,450


As of February 28, 2007, the Emerging Growth Fund, Growth Fund, Mid Cap Fund and Small Cap Value Fund owed PFPC and its affiliates $75,004, $67,697, $67,867 and $80,479, respectively, for their services.

3.  SHAREHOLDER SERVICES PLAN

The Board of Directors of the Company approved a Shareholder Services Plan which permits the Funds to pay fees to certain "shareholder organizations" of up to 0.25% of the average daily net assets of accounts held with each Fund for which such organizations provide services for the benefit of customers. Shareholder organizations may include trusts, foundations, plan administrators or broker-dealers purchasing Fund shares for the account of others, and such organizations agree to provide certain shareholder and administrative services to underlying investors holding shares of the Funds. Services that may be provided include acting as a shareholder of record, processing purchase and redemption orders, maintaining investor account records and answering questions regarding the Funds.

4. INVESTMENT IN SECURITIES

For the six months ended February 28, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:


FUND                                                                                  PURCHASES              SALES
----                                                                               ---------------      ---------------
Emerging Growth Fund........................................................       $  83,185,045         $227,075,889
Growth Fund.................................................................          20,361,705           52,990,152
Mid Cap Fund................................................................          47,267,665           96,008,987
Small Cap Value Fund......................................................           152,364,858          400,599,082

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS


                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


5.  CAPITAL SHARE TRANSACTIONS

As of February 28, 2007, each Fund has 50,000,000 shares of $0.001 par value capital stock authorized.

Transactions in capital shares for the respective periods were as follows:

                                                                                    EMERGING GROWTH FUND
                                                              ------------------------------------------------------------
                                                                         FOR THE
                                                                     SIX MONTHS ENDED                   FOR THE
                                                                     FEBRUARY 28, 2007             FISCAL YEAR ENDED
                                                                        (UNAUDITED)                 AUGUST 31, 2006
                                                               --------------------------     ----------------------------
                                                                  SHARES        AMOUNT           SHARES        AMOUNT
                                                               -----------  -------------     -----------   --------------
Sales........................................................     111,538   $   1,505,276        329,837     $  4,840,088
Repurchases..................................................  (8,181,271)   (106,883,322)    (2,664,563)     (37,998,732)
Redemption fees(1)...........................................          --             361             --            4,806
Reinvestments................................................   2,001,023      26,296,679      1,864,420       24,610,461
                                                               ----------   -------------      ---------     ------------
Net decrease ................................................  (6,068,710)  $ (79,081,006)      (470,306)    $ (8,543,377)
                                                               ==========   =============      =========     ============


                                                                                      GROWTH FUND
                                                              ------------------------------------------------------------
                                                                          FOR THE
                                                                     SIX MONTHS ENDED                    FOR THE
                                                                     FEBRUARY 28, 2007              FISCAL YEAR ENDED
                                                                        (UNAUDITED)                  AUGUST 31, 2006
                                                               --------------------------     ----------------------------
                                                                  SHARES        AMOUNT           SHARES        AMOUNT
                                                               -----------  -------------     -----------   --------------
Sales........................................................      45,578   $     660,836        230,980     $  3,588,524
Repurchases..................................................  (1,507,595)    (21,160,607)    (1,304,095)     (20,481,398)
Redemption fees(1)...........................................          --             997             --            7,635
Reinvestments................................................     395,890       5,525,648        264,729        3,777,680
                                                               ----------   -------------      ---------     ------------
Net decrease.................................................  (1,066,127)  $ (14,973,126)      (808,386)    $(13,107,559)
                                                               ==========   =============      =========     ============


                                                                                     MID CAP FUND
                                                              ------------------------------------------------------------
                                                                          FOR THE
                                                                     SIX MONTHS ENDED                    FOR THE
                                                                     FEBRUARY 28, 2007              FISCAL YEAR ENDED
                                                                        (UNAUDITED)                  AUGUST 31, 2006
                                                               --------------------------     ----------------------------
                                                                  SHARES        AMOUNT           SHARES        AMOUNT
                                                               -----------  -------------     -----------   --------------
Sales........................................................   1,062,052   $  19,444,167        649,466      $11,903,338
Repurchases..................................................  (1,400,249)    (25,236,301)      (318,312)      (5,832,947)
Redemption fees(1)...........................................          --          21,833             --            9,193
Reinvestments................................................     344,878       6,108,210        377,022        6,159,509
                                                               ----------   -------------      ---------     ------------
Net increase.................................................       6,681   $     337,909        708,176      $12,239,093
                                                               ==========   =============      =========      ===========

                               [GRAPHIC OMITTED]
                             N/I NUMERIC INVESTORS
                                FAMILY OF FUNDS


                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)


                                                                                 SMALL CAP VALUE FUND
                                                              ------------------------------------------------------------
                                                                         FOR THE
                                                                    SIX MONTHS ENDED                    FOR THE
                                                                    FEBRUARY 28, 2007              FISCAL YEAR ENDED
                                                                       (UNAUDITED)                  AUGUST 31, 2006
                                                               --------------------------     ----------------------------
                                                                  SHARES        AMOUNT           SHARES        AMOUNT
                                                               -----------  -------------     -----------   --------------
Sales...................................................          638,290   $  11,175,710      1,418,700     $ 25,551,623
Repurchases.............................................      (10,136,893)   (174,493,330)    (3,402,955)     (60,282,581)
Redemption fees(1)......................................               --           9,331             --           25,464
Reinvestments...........................................        2,132,463      35,948,869      2,648,951       42,914,339
                                                               ----------   -------------      ---------     ------------
Net increase/(decrease).................................       (7,366,140)  $(127,359,420)       664,696     $  8,208,845
                                                              ===========   =============      =========     ============

(1) There is a 2.00% redemption fee on shares redeemed which have been held for less than one year on each of the Funds. The redemption fees are collected and retained by each Fund for the benefit of the remaining shareholders and recorded as additional paid-in capital.

As of February 28, 2007, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

      Emerging Growth Fund (1 shareholder)......................       19%
      Growth Fund (1 shareholder)...............................       29%
      Mid Cap Fund (1 shareholder)..............................       48%
      Small Cap Value Fund (1 shareholder)......................       54%

6.  SECURITIES LENDING

Loans of securities are required at all times to be secured by collateral equal to at least 100% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return securities, and collateral being maintained by the lender is insufficient to cover the value of loaned securities, the borrower is obligated to pay the amount of the shortfall (and interest thereon) to the Funds. However, there can be no assurance the Funds can recover this amount. The Funds had no securities on loan to brokers as of February 28, 2007.

7.  FEDERAL INCOME TAX INFORMATION

As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                                 UNDISTRIBUTED     UNDISTRIBUTED
                                                  ORDINARY          LONG-TERM
FUND                                                INCOME            GAINS
----                                            --------------    --------------
Emerging Growth Fund...........................    $18,827,632      $3,849,497
Growth Fund....................................      3,639,403         599,308
Mid Cap Fund...................................      3,775,488         630,008
Small Cap Value Fund...........................     24,758,218       4,112,682

At August 31, 2006, the Funds had no capital loss carryforwards available to offset future capital gains.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS


                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)




The estimated tax character of dividends and distributions paid during the six months ended February 28, 2007 and the fiscal year ended August 31, 2006 are as follows:

                                                                       ORDINARY        LONG-TERM
FUND                                                       PERIOD       INCOME           GAINS              TOTAL
----                                                      --------   -----------       ----------       ------------
Emerging Growth Fund...........................            2/28/07   $20,150,439       $6,542,828        $26,693,267
                                                           8/31/06    20,674,149        5,481,053         26,155,202
Growth Fund....................................            2/28/07     4,533,453        1,297,514          5,830,967
                                                           8/31/06     2,271,085        1,661,770          3,932,855
Mid Cap Fund...................................            2/28/07     4,227,485        2,031,221          6,258,706
                                                           8/31/06     5,604,812          740,258          6,345,070
Small Cap Value Fund...........................            2/28/07    30,336,947        6,594,815         36,931,762
                                                           8/31/06    41,045,812        4,338,586         45,384,398

8.  NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB")issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year funds by no later than June 29, 2007.

In September 2006, the FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years.

9.  SUBSEQUENT EVENT

On January 12, 2007, the Board of Directors of the Company considered and approved a proposal to effect liquidating redemptions of all shares of the Funds. The liquidating redemptions occurred on March 30, 2007.

                               [GRAPHIC OMITTED]
                              N/I NUMERIC INVESTORS
                                 FAMILY OF FUNDS


                              EMERGING GROWTH FUND
                                  GROWTH FUND
                                  MID CAP FUND
                              SMALL CAP VALUE FUND

                         OTHER INFORMATION (UNAUDITED)_



PROXY VOTING

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(800) 348-5031 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.


QUARTERLY PORTFOLIO SCHEDULES

The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

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


          [GRAPHIC OMITTED]
         N/I NUMERIC INVESTORS
            FAMILY OF FUNDS


           101 Sabin Street
         Pawtucket, RI 02866

       1-800-numeric [686-3742]
        http://www.numeric.com



      INVESTMENT ADVISER
           Numeric Investors LLC(R)
           One Memorial Drive, 9th floor
           Cambridge, MA 02142

      CO-ADMINISTRATORS
           Bear Stearns Funds Management Inc.
           383 Madison Avenue
           New York, NY 10179

           PFPC Inc.
           Bellevue Corporate Center
           301 Bellevue Parkway
           Wilmington, DE 19809

      DISTRIBUTOR
           PFPC Distributors, Inc.
           760 Moore Road
           King of Prussia, PA 19406

      CUSTODIAN
           Custodial Trust Company
           101 Carnegie Center
           Princeton, NJ 08540

      TRANSFER AGENT
           PFPC Inc.
           101 Sabin Street
           Pawtucket, RI 02866

      INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
           PricewaterhouseCoopers LLP
           Two Commerce Square
           Philadelphia, PA 19103

      COUNSEL
           Drinker Biddle & Reath LLP
           One Logan Square
           18th and Cherry Streets
           Philadelphia, PA 19103

ROBECO
------
------
------
------
------
------
------
------





ROBECO INVESTMENT FUNDS
OF THE RBB FUND, INC.

SEMI-ANNUAL REPORT
FEBRUARY 28, 2007 (UNAUDITED)

ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
ROBECO BOSTON  PARTNERS LARGE CAP VALUE FUND
ROBECO BOSTON  PARTNERS MID CAP VALUE FUND
ROBECO  BOSTON  PARTNERS  ALL-CAP VALUE FUND
ROBECO WPG SMALL CAP VALUE FUND
ROBECO WPG LARGE CAP GROWTH FUND
ROBECO WPG CORE BOND FUND

THIS REPORT IS SUBMITTED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. IT IS NOT AUTHORIZED FOR DISTRIBUTION UNLESS PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS FOR THE FUNDS. SHARES OF ROBECO INVESTMENT FUNDS ARE DISTRIBUTED BY PFPC DISTRIBUTORS, INC., 760 MOORE ROAD, KING OF PRUSSIA, PA 19406.

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------

GENERAL MARKET COMMENTARY

Dear Shareholder:

     The U.S. equity markets continued their positive performance through the end of calendar year 2006. Most major U.S. equity indices posted double digit returns in 2006 with value beating growth and small cap beating large cap. While January 2007 witnessed continued positive returns despite a rocky start, February was negatively impacted by the heavy sell-off activity in the Far East and the U.S. equity markets were down for the month.

     During the six-month period of September 1, 2006 through February 28, 2007, the fixed income market spread between lower quality and investment grade bonds continued to tighten and the yield curve remained flat. An encouraging outlook from the Federal Reserve in January boosted investor confidence but the prime rate was held steady at 5.25% as the Fed continued to assess the outlook for inflation and economic growth.

     Ripples in the global capital markets combined with uncertainty in the housing and sub-prime lending sectors create an interesting environment as we head into the second half of the Robeco Investment Funds' fiscal year. Although the level of perceived risk has increased, we view the accompanying increase in volatility as a benefit to our style of equity investing. Our portfolios are comprised of fundamentally sound companies generating attractive levels of free cash flow, which are important characteristics during times of stress in the financial markets. We will continue to implement our philosophy of investing in high quality companies.

     The following pages provide returns, holdings, sector information and other useful information regarding each Fund and Share Class. We encourage you to review your particular investment and welcome any questions that you may have.

Warm regards,

Robeco Investment Funds

                                                     SEMI-ANNUAL REPORT 2007 | 1

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                     AVERAGE ANNUAL
                                                                                           ------------------------------------
                                                                                                                        SINCE
                                                              SIX-MONTH       1 YEAR       5 YEAR       10 YEAR       INCEPTION
                                                              ---------       ------       ------       -------       ---------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
Institutional Class(1)                                          13.47%        12.09%       14.48%          N/A         15.70%
Investor Class(1)                                               13.35%        11.86%       14.19%          N/A         15.45%
Russell 2000(R) Value Index                                     10.37%        14.34%       14.99%          N/A         11.32%
Russell 2000(R) Index(2)                                        10.76%         9.87%       12.44%          N/A          7.92%

      1  Inception date July 1, 1998
      2 This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
Institutional Class(1)                                           7.73%        22.58%        8.20%          N/A         11.31%
Investor Class(1)                                                7.60%        22.32%        7.94%          N/A         11.06%
S&P 500(R) Index                                                 8.93%        11.97%        6.81%          N/A          3.94%

      1  Inception date November 17, 1998

ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
Institutional Class                                              9.81%        14.63%        9.64%         9.36%           N/A
Investor Class                                                   9.68%        14.33%        9.36%         9.11%           N/A
S&P 500(R) Index                                                 8.93%        11.97%        6.81%         7.63%           N/A
Russell 1000(R) Value Index(1)                                   9.82%        16.61%       10.93%        10.28%           N/A

      1 This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS MID CAP VALUE FUND
Institutional Class(1)                                          17.40%        18.86%       13.18%          N/A         10.10%
Investor Class(1)                                               17.22%        18.61%       12.90%          N/A          9.86%
Russell 2500(R) Value Index(2)                                  12.45%        14.85%       15.47%          N/A         13.21%
Russell 2500(R) Index(2)                                        12.83%        11.35%       13.43%          N/A         11.10%
Russell Midcap(R) Value Index                                   13.95%        18.36%       16.12%          N/A         13.30%

      1  Inception date June 2, 1997
      2 This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.

ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
Institutional Class(1)                                          10.77%        13.89%          N/A          N/A         15.52%
Investor Class(1)                                               10.68%        13.66%          N/A          N/A         15.25%
Russell 3000(R) Value Index                                      9.87%        16.40%          N/A          N/A         12.95%
Russell 3000(R) Index(2)                                         9.77%        12.03%          N/A          N/A         10.81%

      1  Inception date July 1, 2002
      2 This is not a primary benchmark of the Fund. Results of index performance are presented for general comparative purposes.



2  | SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------
TOTAL RETURNS FOR THE PERIOD ENDED FEBRUARY 28, 2007 (UNAUDITED)

                                                                                                     AVERAGE ANNUAL
                                                                                           ------------------------------------
                                                                                                                        SINCE
                                                              SIX-MONTH       1 YEAR       5 YEAR       10 YEAR       INCEPTION
                                                              ---------       ------       ------       -------       ---------
ROBECO WPG SMALL CAP VALUE FUND1
Institutional Class                                             14.82%        18.55%       12.77%        6.61%            N/A
Russell 2000(R) Value Index                                     10.37%        14.34%       14.99%       13.02%            N/A

      1  Formerly Robeco WPG Tudor Fund (name changed 1/1/2007)

ROBECO WPG LARGE CAP GROWTH FUND
Institutional Class                                              8.28%         7.89%        3.54%        5.31%            N/A
Russell 1000(R) Growth Index                                     9.54%         8.05%        4.07%        4.87%            N/A

ROBECO WPG CORE BOND FUND
Institutional Class                                              3.49%         4.84%        5.12%        6.32%            N/A
Investor Class(1)                                                3.36%         4.59%          N/A          N/A          3.79%
Retirement Class(1)                                              3.43%         4.75%          N/A          N/A          2.86%
Lehman Brothers Aggregate Index                                  3.66%         7.54%        5.00%        6.34%            N/A

      1  Inception date January 17, 2006 for Investor Class and September 1,
         2005 for Retirement Class

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-261-4073 OR VISIT OUR WEBSITE AT WWW.ROBECOINVEST.COM. ROBECO INVESTMENT MANAGEMENT, INC. CONTRACTUALLY AGREED TO WAIVE A PORTION OF THEIR ADVISORY FEE AND REIMBURSE A PORTION OF THE FUNDS' OPERATING EXPENSES, IF NECESSARY, TO MAINTAIN THE EXPENSE LIMITATIONS, IF ANY, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER OR REIMBURSEMENT OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES.

INVESTORS SHOULD NOTE THAT THE FUNDS ARE ACTIVELY MANAGED MUTUAL FUNDS WHILE THE INDICES ARE UNMANAGED, DO NOT INCUR EXPENSES AND ARE NOT AVAILABLE FOR INVESTMENT.

SMALL COMPANY STOCKS ARE GENERALLY RISKIER THAN LARGE COMPANY STOCKS DUE TO GREATER VOLATILITY AND LESS LIQUIDITY.

The following are the gross annual operating expense ratios as stated in the most recent prospectus:

                                                                 Institutional         Investor           Retirement
                                                                     Class               Class               Class
                                                                 -------------         --------           ----------
 Robeco Boston Partners
   Small Cap Value Fund II .................................           1.53%                1.78%              N/A
 Robeco Boston Partners
   Long/Short Equity Fund ..................................           3.40%                3.65%              N/A
 Robeco Boston Partners
   Large Cap Value Fund ....................................           1.22%                1.47%              N/A
 Robeco Boston Partners
   Mid Cap Value Fund ......................................           1.38%                1.63%              N/A
 Robeco Boston Partners
   All-Cap Value Fund ......................................           2.93%                3.18%              N/A
 Robeco WPG Small Cap Value Fund ...........................           1.43%                 N/A               N/A
 Robeco WPG Large Cap
   Growth Fund .............................................           1.79%                 N/A               N/A
 Robeco WPG Core Bond Fund .................................           0.79%                0.68%             0.53%

                                                     SEMI-ANNUAL REPORT 2007 | 3

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, redemption fees; and (2) ongoing costs, including management fees, distribution fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six month period from September 1, 2006 through February 28, 2007, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                       ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II -- INSTITUTIONAL CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,134.70                 $  8.20
Hypothetical (5% return before expenses)...............     1,000.00                 1,017.02                    7.78

                                                        ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II -- INVESTOR CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual                                                     $1,000.00                $1,133.50                 $  9.52
Hypothetical (5% return before expenses)...............     1,000.00                 1,015.76                    9.04
------------------------------------------------------------------------------------------------------------------------------



                                                      ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND -- INSTITUTIONAL CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,077.30                 $ 16.95
Hypothetical (5% return before expenses)...............     1,000.00                 1,008.28                   16.52


4   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------
FUND EXPENSE EXAMPLES (unaudited) (continued)

                                                        ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND -- INVESTOR CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,076.00                 $ 18.22
Hypothetical (5% return before expenses)...............     1,000.00                 1,007.03                   17.77
------------------------------------------------------------------------------------------------------------------------------


                                                       ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,098.10                 $  3.90
Hypothetical (5% return before expenses)...............     1,000.00                 1,021.03                    3.77

                                                         ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND -- INVESTOR CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,096.80                 $  5.20
Hypothetical (5% return before expenses)...............     1,000.00                 1,019.78                    5.02
------------------------------------------------------------------------------------------------------------------------------



                                                        ROBECO BOSTON PARTNERS MID CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,174.00                 $  5.39
Hypothetical (5% return before expenses)...............     1,000.00                 1,019.78                    5.02

                                                          ROBECO BOSTON PARTNERS MID CAP VALUE FUND -- INVESTOR CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,172.20                 $  6.73
Hypothetical (5% return before expenses)...............     1,000.00                 1,018.52                    6.28
------------------------------------------------------------------------------------------------------------------------------



                                                        ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND -- INSTITUTIONAL CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,107.70                 $  4.96
Hypothetical (5% return before expenses)...............     1,000.00                 1,020.03                    4.77

                                                          ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND -- INVESTOR CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,106.80                 $  6.27
Hypothetical (5% return before expenses)...............     1,000.00                 1,018.78                    6.02
------------------------------------------------------------------------------------------------------------------------------

                                                     SEMI-ANNUAL REPORT 2007 | 5

FUND EXPENSE EXAMPLES (unaudited) (concluded)
--------------------------------------------------------------------------------

                                                           ROBECO WPG SMALL CAP VALUE FUND(2) -- INSTITUTIONAL CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,148.20                 $  7.94
Hypothetical (5% return before expenses)...............     1,000.00                 1,017.32                    7.48
------------------------------------------------------------------------------------------------------------------------------



                                                            ROBECO WPG LARGE CAP GROWTH FUND -- INSTITUTIONAL CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,082.80                 $  7.23
Hypothetical (5% return before expenses)...............     1,000.00                 1,017.77                    7.03
------------------------------------------------------------------------------------------------------------------------------



                                                                ROBECO WPG CORE BOND FUND -- INSTITUTIONAL CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,034.90                 $  2.17
Hypothetical (5% return before expenses)...............     1,000.00                 1,022.64                    2.16

                                                                  ROBECO WPG CORE BOND FUND -- INVESTOR CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT           ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,033.60                 $  3.43
Hypothetical (5% return before expenses)...............     1,000.00                 1,021.39                    3.41

                                                                 ROBECO WPG CORE BOND FUND -- RETIREMENT CLASS
                                                     ------------------------------------------------------------------------
                                                       BEGINNING ACCOUNT          ENDING ACCOUNT
                                                             VALUE                     VALUE            EXPENSES PAID DURING
                                                       SEPTEMBER 1, 2006         FEBRUARY 28, 2007             PERIOD*
                                                     --------------------       -------------------     --------------------
Actual.................................................    $1,000.00                $1,034.30                 $  2.67
Hypothetical (5% return before expenses)...............     1,000.00                 1,022.14                    2.66
------------------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratios in the table below, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-year half period.


                                                           INSTITUTIONAL    INVESTOR    RETIREMENT
                                                          --------------   ----------  ------------
Robeco Boston Partners Small Cap Value Fund II.........         1.55%         1.80%         N/A
Robeco Boston Partners Long/Short Equity Fund..........         3.29%(1)      3.54%(1)      N/A
Robeco Boston Partners Large Cap Value Fund............         0.75%         1.00%         N/A
Robeco Boston Partners Mid Cap Value Fund..............         1.00%         1.25%         N/A
Robeco Boston Partners All-Cap Value Fund..............         0.95%         1.20%         N/A
Robeco WPG Small Cap Value Fund........................         1.49%          N/A          N/A
Robeco WPG Large Cap Growth Fund.......................         1.40%          N/A          N/A
Robeco WPG Core Bond Fund..............................         0.43%         0.68%         0.53%


(1) These amounts include dividends and related interest expense paid on securities which the Fund has sold short ("short-sale dividends"). Short-sale dividends generally reduce the market value of the securities by the amount of the dividend declared -- thus increasing the Fund's unrealized gain or reducing the Fund's unrealized loss on the securities sold short. Short-sale dividends are treated as an expense, and increase the Fund's total expense ratio, although no cash is received or paid by the Fund. The amount of short-sale dividends was 0.79% of average net assets for the most recent fiscal half-year.

(2)  Formerly Robeco WPG Tudor Fund (name changed 1/1/2007)



6   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II  PORTFOLIO HOLDINGS SUMMARY TABLE

                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
COMMON STOCK
   Insurance - Other ...............................    13.9%   $46,043,629
   Health Care - Services ..........................     6.0     19,913,815
   Services - Business .............................     5.0     16,467,349
   Real Estate Investment Trust
     (REIT) ........................................     4.9     16,214,276
   Apparel .........................................     4.9     16,053,635
   Manufacturing ...................................     3.7     12,161,370
   Computer Equipment &
     Services ......................................     3.5     11,627,180
   Financial Services ..............................     2.9      9,755,725
   Office Equipment & Supplies .....................     2.8      9,111,461
   Publishing & Information
     Services ......................................     2.6      8,442,413
   Automotive & Trucks .............................     2.4      8,017,780
   Electronics .....................................     2.4      8,007,439
   Consumer Non-Cyclical ...........................     2.3      7,748,180
   Consulting Services .............................     2.2      7,224,186
   Semiconductor Equipment &
     Products ......................................     2.1      6,980,613
   Medical Equipment and Supplies ..................     2.1      6,862,488
   Health Care - Drugs .............................     1.9      6,445,325
   Oil Services ....................................     1.8      6,011,163
   Building & Construction .........................     1.8      5,967,799
   Aerospace & Defense .............................     1.7      5,560,959
   Chemicals - Specialty ...........................     1.7      5,487,486
   Oil & Gas - Exploration .........................     1.5      4,997,568
   Containers ......................................     1.5      4,822,088
   Foods ...........................................     1.4      4,714,714
   Building Products - Air &
     Heating .......................................     1.4      4,475,328
   Computer Software ...............................     1.3      4,454,164
   Transport - Services ............................     1.3      4,197,593
   Consumer Products ...............................     1.2      3,996,858
   Banks - Regional ................................     1.1      3,605,930
   Motor Homes .....................................     1.0      3,353,950
   Paper, Forest Products &
     Packaging .....................................     0.9      2,973,793
   Internet Services ...............................     0.9      2,962,650
   Building Materials ..............................     0.9      2,903,040
   Business & Public Services ......................     0.8      2,742,984
   Commercial Services .............................     0.7      2,465,980
   Tobacco .........................................     0.7      2,287,478
   Industrial Equipment &
     Supplies ......................................     0.6      1,818,721
   Real Estate .....................................     0.5      1,668,996
   Health Care - Supplies ..........................     0.5      1,631,899
   Schools .........................................     0.5      1,628,698
   Iron & Steel ....................................     0.4      1,417,280
   Environmental Services ..........................     0.4      1,386,996
   Machinery .......................................     0.4      1,329,384
   Savings & Loans .................................     0.4      1,237,995
   Retail - Food & Drug ............................     0.3      1,087,913
   Telecommunications ..............................     0.3        983,663
   Retail ..........................................     0.3        839,503

                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
   Retail - Hard Goods .............................     0.3%   $   832,013
   Marketing .......................................     0.2        789,105
   Data Processing Services ........................     0.2        788,411
   Media & Entertainment ...........................     0.2        751,248
   Trucking ........................................     0.1        476,483

SHORT-TERM INVESTMENTS .............................     4.1     13,592,820

INVESTMENT COMPANY..................................     1.5      4,975,645

LIABILITIES IN EXCESS OF
  OTHER ASSETS......................................    (0.4)    (1,462,700)
                                                       -----   ------------
NET ASSETS -- 100.0%................................   100.0%  $330,832,462
                                                       =====   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                     SEMI-ANNUAL REPORT 2007 | 7

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND   PORTFOLIO HOLDINGS SUMMARY TABLE


                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
DOMESTIC COMMON STOCK
   Financial Guarantee Insurance ...................     6.0%   $ 6,995,446
   Medical - Drugs .................................     5.4      6,231,654
   Medical - Products ..............................     5.3      6,183,052
   Multi-line Insurance ............................     4.7      5,415,644
   Reinsurance .....................................     4.1      4,751,844
   Property & Casualty Insurance ...................     3.1      3,596,789
   Building - Residential/
     Commercial ....................................     3.0      3,499,103
   Building - Heavy Construction ...................     3.0      3,465,185
   Manufacturing ...................................     2.5      2,834,570
   Finance - Mortgage Loan/Banker ..................     2.4      2,767,643
   Semiconductor Components -
     Integrated Circuits ...........................     2.2      2,520,465
   Applications Software ...........................     2.1      2,473,022
   Food - Miscellaneous/Diversified ................     2.1      2,429,887
   Containers - Paper/Plastic ......................     2.0      2,309,219
   Vitamins & Nutrition Products ...................     1.9      2,219,963
   Electronic Components -
     Miscellaneous .................................     1.9      2,190,684
   Medical - Hospitals .............................     1.9      2,141,250
   Retail - Apparel/Shoes ..........................     1.8      2,121,984
   Transport - Services ............................     1.8      2,050,742
   Tobacco .........................................     1.7      1,980,825
   Office Supplies & Forms .........................     1.7      1,966,347
   Internet Security ...............................     1.7      1,963,775
   Computer Services ...............................     1.7      1,912,643
   Investment Management/Adviser
     Services ......................................     1.6      1,880,142
   Household Products ..............................     1.6      1,800,117
   Finance - Investment Banker/
     Broker ........................................     1.4      1,648,080
   Apparel Manufacturers ...........................     1.3      1,492,175
   Computers - Peripheral
     Equipment .....................................     1.2      1,364,636
   Enterprise Software/Services ....................     1.1      1,323,956
   Physicians' Practice Management .................     1.1      1,322,973
   Broadcasting Services/
     Programming ...................................     1.1      1,314,257
   Consulting Services .............................     1.1      1,295,732
   Electronic Components -
     Semiconductors ................................     1.1      1,278,982
   Private Corrections .............................     1.1      1,276,344
   Medical Instruments .............................     1.0      1,179,682
   Printing - Commercial ...........................     1.0      1,172,242
   Electronic Parts Distributor ....................     1.0      1,141,150
   Home Furnishings ................................     1.0      1,125,578
   Intimate Apparel ................................     0.9      1,087,492
   Commercial Services - Finance ...................     0.9      1,056,310
   Internet Information/Network ....................     0.8        950,649
   Life & Health Insurance .........................     0.8        936,428
   Wireless Equipment ..............................     0.8        933,408
   Real Estate Management/
     Services ......................................     0.8        894,940


                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
   Auto/Truck Parts & Equipment -
     Original ......................................     0.7%   $   864,678
   Cellular Telecom ................................     0.7        807,778
   Telecommunications Equipment ....................     0.7        806,403
   Agriculture .....................................     0.7        770,377
   Data Processing Management ......................     0.6        689,786
   Footwear & Related Apparel ......................     0.6        678,913
   Leisure & Recreational Products .................     0.6        646,611
   Medical - Outpatient/Home
     Medical Care ..................................     0.5        616,395
   Oil Company - Exploration &
     Production ....................................     0.5        606,751
   Retail - Fabric .................................     0.5        585,058
   Optical Supplies ................................     0.5        584,599
   Research & Development ..........................     0.5        546,788
   Investment Company ..............................     0.5        537,186
   Machinery .......................................     0.4        510,758
   E-Commerce/Products .............................     0.4        491,510
   Aerospace/Defense ...............................     0.4        441,818
   Drug Delivery Systems ...........................     0.4        411,993
   Diversified Operations/
     Commercial Services ...........................     0.4        405,125
   Cosmetics & Toiletries ..........................     0.4        403,632
   Pharmacy Services ...............................     0.3        392,832
   Air Pollution Control Equipment .................     0.3        387,177
   Office Automation & Equipment ...................     0.3        350,135
   Web Portals/Internet Service
     Provider ......................................     0.3        349,300
   Internet Infrastructure Software ................     0.3        340,627
   Computer Software ...............................     0.3        313,811
   Health & Personal Care ..........................     0.2        285,934
   Software ........................................     0.2        284,821
   Auction House/Art Dealer ........................     0.2        221,810
   Telecom Equipment Fiber
     Optics ........................................     0.2        206,508
   Medical Information Systems .....................     0.2        191,620
   Medical - Biomedical/Genetics ...................     0.2        182,853
   Marine Services .................................     0.2        173,932
   Oil - Field Services ............................     0.1        138,800
   Physical Therapy/Rehabilitation
     Centers........................................      --         42,482
   Electronic Security Devices......................      --         36,602

SHORT-TERM INVESTMENTS..............................     7.7      8,980,176

WARRANTS............................................     0.2        199,545

SECURITIES SOLD SHORT...............................   (45.1)   (52,242,232)

OTHER ASSETS IN EXCESS
OF LIABILITIES......................................    37.2     43,088,622
                                                       -----   ------------
NET ASSETS -- 100.0%................................   100.0%  $115,828,523
                                                       =====   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


8   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND     PORTFOLIO HOLDINGS SUMMARY TABLE


                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
COMMON STOCK
   Insurance - Other ...............................    18.3%   $12,079,816
   Financial Services ..............................    13.7      9,063,891
   Oil & Gas - Integrated Majors ...................     7.7      5,105,886
   Computer Equipment &
     Services ......................................     5.7      3,776,716
   Health Care - Drugs .............................     4.7      3,121,365
   Media & Entertainment ...........................     4.1      2,678,215
   Manufacturing ...................................     3.3      2,204,465
   Tobacco .........................................     3.0      1,984,855
   Computer Software ...............................     2.9      1,899,275
   Telecommunications Equipment ....................     2.8      1,858,855
   Oil & Gas - Exploration .........................     2.8      1,857,141
   Health Care - Services ..........................     2.7      1,764,980
   Electronics .....................................     2.4      1,551,914
   Aerospace & Defense .............................     2.3      1,498,112
   Foods ...........................................     2.3      1,484,748
   Retail - Hard Goods .............................     2.2      1,434,168
   Publishing & Information
     Services ......................................     2.1      1,377,710
   Telecommunications ..............................     1.7      1,138,566
   Telecommunication Services ......................     1.6      1,049,870
   Apparel .........................................     1.5      1,002,912
   Technology ......................................     1.5        971,324
   Banks - Major ...................................     1.5        952,306
   Semiconductor Equipment &
     Products ......................................     1.3        880,316
   Health & Personal Care ..........................     1.3        848,401
   Chemicals - Commodity ...........................     1.0        642,625
   Consulting Services .............................     0.9        614,040
   Oil Services ....................................     0.7        490,122
   Banks - Regional ................................     0.7        427,776
   Utilities - Electric ............................     0.7        425,960
   Energy ..........................................     0.6        410,544
   Transportation - Road & Rail ....................     0.5        353,647

SHORT-TERM INVESTMENTS..............................     1.5      1,012,250

OTHER ASSETS IN EXCESS
  OF LIABILITIES......................................    --            110
                                                       -----   ------------
NET ASSETS -- 100.0%................................   100.0%  $ 65,962,881
                                                       =====   ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     SEMI-ANNUAL REPORT 2007 | 9

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND       PORTFOLIO HOLDINGS SUMMARY TABLE


                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
COMMON STOCK
   Insurance - Other ...............................    14.6%   $ 6,391,745
   Financial Services ..............................     6.8      2,965,854
   Oil & Gas - Exploration .........................     6.2      2,722,128
   Health Care - Services ..........................     5.7      2,478,663
   Manufacturing ...................................     4.6      2,014,634
   Chemicals - Specialty ...........................     3.5      1,520,388
   Electronics .....................................     3.5      1,511,494
   Insurance - Life ................................     2.9      1,251,760
   Apparel .........................................     2.8      1,206,086
   Telecommunications Equipment ....................     2.7      1,184,530
   Leisure & Lodging ...............................     2.5      1,094,840
   Banks - Major ...................................     2.3        995,055
   Data Processing Services ........................     2.2        984,665
   Real Estate Investment Trust
     (REIT) ........................................     2.2        982,291
   Computer Software ...............................     2.2        979,759
   Computer Equipment &
     Services ......................................     2.0        886,766
   Publishing & Information
     Services ......................................     1.9        844,046
   Banks - Regional ................................     1.8        798,738
   Consulting Services .............................     1.7        733,548
   Restaurants .....................................     1.7        726,330
   Media ...........................................     1.6        707,487
   Recreational Products - Toys ....................     1.6        698,376
   Telecommunications ..............................     1.4        631,100
   Semiconductor Equipment &
     Products ......................................     1.4        621,864
   Transportation - Road & Rail ....................     1.3        559,138
   Containers ......................................     1.2        527,604
   Telecommunication Services ......................     1.2        517,979
   Distribution ....................................     1.2        516,519
   Travel Services .................................     1.2        515,649
   Foods ...........................................     1.1        482,596
   Gas Utilities ...................................     1.0        426,624
   Automotive Parts & Equipment ....................     0.9        405,020
   Utilities - Electric ............................     0.9        390,600
   Internet Services ...............................     0.8        352,260
   Medical Equipment & Supplies ....................     0.8        351,120
   Energy ..........................................     0.8        339,360
   Building Products ...............................     0.7        316,410
   Tobacco .........................................     0.7        309,729
   Machinery .......................................     0.7        298,914
   Transport - Services ............................     0.6        276,858
   Electronic Components &
     Instruments ...................................     0.5        239,931
   Retail - Hard Goods .............................     0.4        173,030
   Savings & Loans .................................     0.3        151,420

SHORT-TERM INVESTMENTS .............................     4.0      1,752,529

LIABILITIES IN EXCESS OF
  OTHER ASSETS .....................................    (0.1)       (50,667)
                                                       -----   ------------
NET ASSETS -- 100.0% ...............................   100.0   $ 43,784,770
                                                       =====   ============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



10   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND       PORTFOLIO HOLDINGS SUMMARY TABLE

                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
COMMON STOCK
   Insurance - Other ...............................    23.6%   $ 4,431,897
   Health Care - Drugs .............................     7.0      1,312,565
   Financial Services ..............................     6.1      1,141,791
   Diversified Operation ...........................     6.0      1,116,974
   Computer Equipment & Services ...................     5.1        957,620
   Apparel .........................................     5.1        951,021
   Oil & Gas - Exploration .........................     3.9        725,028
   Manufacturing ...................................     3.8        708,644
   Oil & Gas - Integrated Majors ...................     3.7        688,932
   Recreational Products - Toys ....................     2.7        512,214
   Telecommunication Services ......................     2.5        475,799
   Health & Personal Care ..........................     2.4        455,851
   Health Care - Services ..........................     2.4        443,652
   Computer Software ...............................     2.3        436,755
   Real Estate Investment Trust
     (REIT) ........................................     2.1        387,722
   Internet Services ...............................     2.0        382,955
   Telecommunications Equipment ....................     2.0        378,030
   Distribution ....................................     1.8        346,759
   Insurance - Life ................................     1.7        317,999
   Utilities - Electric ............................     1.5        273,550
   Services - Business .............................     1.2        217,169
   Foods ...........................................     1.1        213,387
   Consumer Products ...............................     1.1        196,995
   Data Processing Services ........................     1.0        191,730
   Medical Equipment and Supplies ..................     1.0        189,215
   Electronic Components &
     Instruments ...................................     0.7        136,024
   Travel Services .................................     0.6        121,561
   Retail - Hard Goods .............................     0.6        110,240
   Information Service .............................     0.6        105,685
   Consumer Non-Cyclical ...........................     0.5        102,733
   Office Equipment & Supplies .....................     0.5         98,361
   Leisure & Lodging ...............................     0.5         95,228
   Media & Entertainment ...........................     0.5         93,344
   Transportation - Shipping .......................     0.3         59,007
   Investment Company ..............................     0.3         50,530
   Real Estate .....................................     0.2         31,215

SHORT-TERM INVESTMENTS..............................     2.0        381,653

INVESTMENT COMPANY..................................     0.1         11,656

OPTIONS WRITTEN.....................................    (0.3)       (53,979)

LIABIITIES IN EXCESS OF
  OTHER ASSETS......................................    (0.2)       (46,121)
                                                       -----    -----------
NET ASSETS -- 100.0%................................   100.0%   $18,751,391
                                                       =====    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2007 | 11

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND*                PORTFOLIO HOLDINGS SUMMARY TABLE

                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
COMMON STOCK
   Real Estate Investment Trust
     (REIT) ........................................    10.0%   $ 5,470,540
   Insurance - Other ...............................     7.3      4,014,907
   Publishing & Information
     Services ......................................     7.0      3,810,440
   Oil & Gas - Exploration .........................     6.9      3,806,997
   Banks - Regional ................................     6.1      3,348,157
   Computer Equipment &
     Services ......................................     4.3      2,336,289
   Consulting Services .............................     4.2      2,297,755
   Services - Business .............................     4.0      2,175,096
   Household Products ..............................     3.4      1,875,595
   Telecommunications Equipment ....................     3.3      1,815,958
   Consumer Products ...............................     2.9      1,584,991
   Apparel .........................................     2.4      1,290,117
   Metals & Mining .................................     2.3      1,261,387
   Oil Services ....................................     2.2      1,188,575
   Financial Services ..............................     2.1      1,132,399
   Restaurants .....................................     2.0      1,094,978
   Utilities - Electric ............................     2.0      1,081,679
   Savings & Loans .................................     1.8      1,010,377
   Foods ...........................................     1.7        938,700
   Transport - Services ............................     1.7        919,880
   Gas Utilities ...................................     1.6        890,024
   Internet Services ...............................     1.6        872,910
   Airlines ........................................     1.5        805,667
   Medical Equipment and Supplies ..................     1.0        566,407
   Trucking ........................................     0.9        490,853
   Chemicals - Commodity ...........................     0.9        467,865
   Electronic Equipment &
     Products ......................................     0.8        433,736
   Health Care - Services ..........................     0.7        406,260
   Data Processing Services ........................     0.7        403,706
   Machinery - General Industry ....................     0.7        400,596
   Commercial Services .............................     0.7        395,136
   Manufacturing ...................................     0.6        351,190
   Chemicals - Specialty ...........................     0.6        336,224
   Tobacco .........................................     0.5        279,151
   Semiconductor Equipment &
     Products ......................................     0.5        270,864
   Engine Manufacturing ............................     0.5        260,236
   Building & Construction .........................     0.5        251,922
   Paper, Forest Products &
     Packaging .....................................     0.4        219,751
   Health Care - Drugs .............................     0.1         55,397

SHORT-TERM INVESTMENTS..............................     8.0      4,344,833

RIGHTS/WARRANTS.....................................     0.7        392,550

LIABILITIES IN EXCESS OF
  OTHER ASSETS......................................    (1.1)      (583,488)
                                                       -----    -----------
NET ASSETS -- 100.0%................................   100.0%   $54,766,607
                                                       =====    ===========
-----------------
* Formerly Robeco WPG Tudor Fund (name changed 1/1/2007)


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



12   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND                PORTFOLIO HOLDINGS SUMMARY TABLE

                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
COMMON STOCK
   Financial Services ..............................     6.8%   $ 1,232,169
   Computer Equipment &
     Services ......................................     6.2      1,127,852
   Semiconductor Equipment &
     Products ......................................     6.1      1,114,563
   Healthcare Facilities/Supplies ..................     6.1      1,112,882
   Health Care - Services ..........................     6.1      1,106,853
   Foods ...........................................     5.2        942,246
   Consumer Non-Cyclical ...........................     5.1        927,653
   Retail ..........................................     5.0        917,857
   Medical Equipment and Supplies ..................     3.7        664,961
   Telecommunications Equipment ....................     3.3        592,810
   Computer Software ...............................     3.2        577,485
   Insurance - Other ...............................     3.1        568,356
   Technology ......................................     2.6        466,715
   Retail - Hard Goods .............................     2.5        451,265
   Services - Business .............................     2.5        446,250
   Chemicals - Commodity ...........................     2.3        423,738
   Media & Entertainment ...........................     2.3        411,243
   Retail - Food & Drug ............................     2.2        391,055
   Aerospace/Defense ...............................     2.0        363,185
   Transportation - Shipping .......................     1.9        348,436
   Publishing & Information
     Services ......................................     1.8        332,742
   Internet Software ...............................     1.8        330,787
   Internet Services ...............................     1.8        322,089
   Consumer Cyclical Services ......................     1.7        311,690
   Restaurants .....................................     1.7        304,185
   Oil & Gas - Exploration .........................     1.6        294,905
   Energy ..........................................     1.5        273,228
   Health & Personal Care ..........................     1.2        220,371
   Diversified Operations ..........................     1.2        211,266
   Oil & Gas - Refining &
     Marketing .....................................     1.1        205,373
   Transportation - Road & Rail ....................     1.1        203,188
   Chemicals - Specialty ...........................     1.1        201,489
   Machinery .......................................     1.0        184,352
   Oil Services ....................................     1.0        183,920
   Telecommunications ..............................     0.8        152,720
   Airlines ........................................     0.8        146,412
   Biotechnology ...................................     0.6        118,118
   Metals ..........................................     0.6        112,419

INVESTMENT COMPANY..................................     0.3         47,167

LIABILITIES IN EXCESS
  OF OTHER ASSETS...................................    (0.9)      (159,426)
                                                       -----    -----------
NET ASSETS -- 100.0%................................   100.0%   $18,184,569
                                                       =====    ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




                                                    SEMI-ANNUAL REPORT 2007 | 13

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND                       PORTFOLIO HOLDINGS SUMMARY TABLE


                                                     % of Net
  Security Type/Industry Classification                Assets      Value
-------------------------------------------          ---------  -----------
GOVERNMENT AGENCY
  MORTGAGE-BACKED
  OBLIGATIONS ......................................    33.4%  $ 57,681,555

CORPORATE BONDS ....................................    27.8     48,030,532

COLLATERALIZED MORTGAGE
  OBLIGATIONS ......................................    14.5     24,977,369

ASSET BACKED SECURITIES ............................    12.5     21,653,082

U.S. TREASURY OBLIGATIONS ..........................    11.7     20,135,777

GOVERNMENT AGENCY
  OBLIGATIONS ......................................     5.9     10,104,425

SHORT-TERM INVESTMENTS .............................     2.1      3,542,170

LIABILITIES IN EXCESS OF
  OTHER ASSETS .....................................    (7.9)   (13,586,074)
                                                               ------------
NET ASSETS -- 100.0% ...............................   100.0%  $172,538,836
                                                               ============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

14   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II          PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
COMMON STOCK--94.8%
AEROSPACE & DEFENSE--1.7%
   DRS Technologies, Inc. ........................    49,536    $ 2,624,913
   K&F Industries Holdings, Inc.*  ...............   119,400      2,936,046
                                                                -----------
                                                                  5,560,959
                                                                -----------
APPAREL--4.9%
   Brown Shoe Co., Inc. ..........................    32,325      1,658,272
   Charming Shoppes, Inc.* .......................   163,900      2,043,833
   Children's Place Retail Stores,
      Inc., (The)* ...............................    23,000      1,252,580
   Dress Barn, Inc., (The)* ......................    81,500      1,713,130
   Finish Line, Inc., (The), Class A .............    96,025      1,220,478
   Hartmarx Corp.* ...............................   276,635      1,828,557
   Kellwood Co. ..................................    33,970      1,071,074
   Kenneth Cole Productions, Inc.,
      Class A ....................................    25,800        659,190
   Oxford Industries, Inc. .......................    65,530      3,236,527
   Warnaco Group, Inc., (The)* ...................    52,450      1,369,994
                                                                -----------
                                                                 16,053,635
                                                                -----------
AUTOMOTIVE & TRUCKS--2.4%
   Adesa, Inc. ...................................   130,665      3,593,288
   Asbury Automotive Group, Inc. .................    80,995      2,163,376
   Group 1 Automotive, Inc. ......................    24,355      1,126,906
   Lithia Motors, Inc., Class A ..................    38,500      1,134,210
                                                                -----------
                                                                  8,017,780
                                                                -----------
BANKS - REGIONAL--1.1%
   BankUnited Financial Corp.,
      Class A ....................................   147,663      3,605,930
                                                                -----------
BUILDING & CONSTRUCTION--1.8%
   Champion Enterprises, Inc.* ...................   227,410      1,803,361
   Infrasource Services, Inc.* ...................    51,815      1,270,504
   Palm Harbor Homes, Inc.* ......................    41,743        544,746
   Perini Corp.* .................................    32,920      1,194,667
   Washington Group
      International, Inc.* .......................    19,695      1,154,521
                                                                -----------
                                                                  5,967,799
                                                                -----------
BUILDING MATERIALS--0.9%
   Drew Industries, Inc.* ........................   100,800      2,903,040
                                                                -----------
BUILDING PRODUCTS - AIR & HEATING--1.4%
   Lennox International, Inc. ....................   130,400      4,475,328
                                                                -----------
BUSINESS & PUBLIC SERVICES--0.8%
   Gevity HR, Inc. ...............................   137,700      2,742,984
                                                                -----------
CHEMICALS - SPECIALTY--1.7%
   Spartech Corp. ................................    22,815        604,141
   UAP Holding Corp. .............................   192,485      4,883,345
                                                                -----------
                                                                  5,487,486
                                                                -----------


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
COMMERCIAL SERVICES--0.7%
   CBIZ, Inc.* ...................................   187,900    $ 1,281,478
   Steiner Leisure Ltd.* .........................    26,200      1,184,502
                                                                -----------
                                                                  2,465,980
                                                                -----------
COMPUTER EQUIPMENT & SERVICES--3.5%
   CIBER, Inc.* ..................................   147,000      1,033,410
   Electronics For Imaging, Inc.*  ...............   183,900      4,196,598
   Imation Corp. .................................    40,300      1,676,883
   Insight Enterprises, Inc.* ....................   142,585      2,754,742
   Keane, Inc.* ..................................    91,700      1,258,124
   Mercury Computer Systems,
      Inc.* ......................................    55,615        707,423
                                                                -----------
                                                                 11,627,180
                                                                -----------
COMPUTER SOFTWARE--1.3%
   Neoware, Inc.* ................................    47,900        564,262
   Open Text Corp.* ..............................    61,100      1,335,035
   PAR Technology Corp.* .........................    72,100        653,947
   Smart Modular Technologies* ...................   175,200      1,900,920
                                                                -----------
                                                                  4,454,164
                                                                -----------
CONSULTING SERVICES--2.2%
   FTI Consulting, Inc.* .........................    73,518      2,467,999
   MAXIMUS, Inc. .................................    78,250      2,358,455
   Watson Wyatt Worldwide, Inc.,
      Class A ....................................    49,880      2,397,732
                                                                -----------
                                                                  7,224,186
                                                                -----------
CONSUMER NON-CYCLICAL--2.3%
   Natuzzi S.p.A. - ADR ..........................    87,500        770,000
   Sealy Corp.* ..................................   279,000      4,812,750
   Tempur-Pedic International, Inc. ..............    87,000      2,165,430
                                                                -----------
                                                                  7,748,180
                                                                -----------
CONSUMER PRODUCTS--1.2%
   Playtex Products, Inc.* .......................   146,550      2,009,200
   Tupperware Brands Corp. .......................    42,800      1,001,948
   WD-40 Co. .....................................    30,900        985,710
                                                                -----------
                                                                  3,996,858
                                                                -----------
CONTAINERS--1.5%
   Silgan Holdings, Inc. .........................    97,990      4,822,088
                                                                -----------
DATA PROCESSING SERVICES--0.2%
   Goldleaf Financial Solutions, Inc.* ...........   116,975        788,411
                                                                -----------
ELECTRONICS--2.4%
   Bel Fuse, Inc., Class B .......................    18,000        572,220
   Hypercom Corp.* ...............................   111,800        633,906
   Paxar Corp.* ..................................   101,900      2,346,757
   Planar Systems, Inc.* .........................    54,700        489,018
   Schawk, Inc. ..................................    75,560      1,326,078
   Technitrol, Inc. ..............................   120,030      2,639,460
                                                                -----------
                                                                  8,007,439
                                                                -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 15

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
ENVIRONMENTAL SERVICES--0.4%
   Tetra Tech, Inc.* .............................    77,790    $ 1,386,996
                                                                -----------
FINANCIAL SERVICES--2.9%
   Advanta Corp., Class B ........................    77,365      3,231,536
   CMET Finance Holdings, Inc.
      144A ++* ...................................    15,000        165,000
   Cowen Group., Inc.* ...........................    90,955      1,804,547
   Federal Agricultural Mortgage
      Corp., Class C .............................   108,000      2,764,800
   IndyMac Bancorp, Inc. .........................    30,700      1,053,931
   RAM Holdings Ltd.* ............................    44,900        735,911
                                                                -----------
                                                                  9,755,725
                                                                -----------
FOODS--1.4%
   Performance Food Group Co.* ...................    85,500      2,519,685
   Premium Standard Farms, Inc. ..................   105,581      2,195,029
                                                                -----------
                                                                  4,714,714
                                                                -----------
HEALTH CARE - DRUGS--1.9%
   Alpharma, Inc.* ...............................    96,500      2,543,740
   Obagi Medical Products, Inc.* .................   120,900      1,553,565
   Perrigo Co. ...................................   140,600      2,348,020
                                                                -----------
                                                                  6,445,325
                                                                -----------
HEALTH CARE - SERVICES--6.0%
   Amedisys, Inc.* ...............................    83,333      2,665,000
   Healthspring, Inc.* ...........................   114,000      2,408,820
   Kindred Healthcare, Inc.* .....................   117,430      3,865,795
   LifePoint Hospitals, Inc.* ....................   112,190      4,106,154
   Magellan Health Services, Inc.* ...............    22,400        936,544
   Odyssey HealthCare, Inc.* .....................   133,500      1,812,930
   Option Care, Inc. .............................   142,625      1,894,060
   PRA International* ............................    36,200        726,172
   RehabCare Group, Inc.* ........................    49,570        753,464
   Res-Care, Inc.* ...............................    41,800        744,876
                                                                -----------
                                                                 19,913,815
                                                                -----------
HEALTH CARE - SUPPLIES--0.5%
   Owens & Minor, Inc. ...........................    17,900        590,163
   Vital Signs, Inc. .............................    19,700      1,041,736
                                                                -----------
                                                                  1,631,899
                                                                -----------
INDUSTRIAL EQUIPMENT & SUPPLIES--0.6%
   LSI Industries, Inc. ..........................    35,845        591,801
   Nordson Corp. .................................    13,600        663,408
   Rofin-Sinar Technologies, Inc.* ...............     9,370        563,512
                                                                -----------
                                                                  1,818,721
                                                                -----------
INSURANCE - OTHER--13.9%
   American Equity Investment Life Holding Co. ...   123,545      1,638,207
   Amerisafe, Inc.* ..............................   116,830      2,159,018
   Aspen Insurance Holdings Ltd. .................    39,515      1,047,148
   Assured Guaranty Ltd. .........................   195,700      5,538,310
   Bristol West Holdings, Inc. ...................    36,625        595,156
   CNA Surety Corp.* .............................   110,525      2,181,763


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
INSURANCE - OTHER--(CONTINUED)
   Hanover Insurance Group, Inc. .................    18,290    $   859,081
   Hilb, Rogal & Hobbs Co. .......................    21,200        960,360
   Hub International Ltd. ........................    85,700      3,363,725
   Infinity Property & Casualty Corp. ............    21,200        979,016
   IPC Holdings Ltd. .............................   150,300      4,367,718
   KMG America Corp.* ............................   362,110      3,320,549
   Max Re Capital Ltd. ...........................   176,700      4,322,082
   Navigators Group, Inc., (The)*  ...............    60,110      2,987,467
   Platinum Underwriters Holdings Ltd.............   221,760      7,085,232
   ProAssurance Corp.* ...........................    46,100      2,374,150
   Quanta Capital Holdings Ltd.* .................   192,100        424,541
   Seabright Insurance Holdings, Inc.* ...........    35,530        667,609
   United America Indemnity Ltd., Class A* .......    49,640      1,172,497
                                                                -----------
                                                                 46,043,629
                                                                -----------
INTERNET SERVICES--0.9%
   EarthLink, Inc.* ..............................   169,300      1,205,416
   United Online, Inc. ...........................   133,630      1,757,234
                                                                -----------
                                                                  2,962,650
                                                                -----------
IRON & STEEL--0.4%
   Ryerson, Inc. .................................    41,200      1,417,280
                                                                -----------
MACHINERY--0.4%
   Actuant Corp., Class A ........................    12,000        626,400
   CIRCOR International, Inc. ....................    20,400        702,984
                                                                -----------
                                                                  1,329,384
                                                                -----------
MANUFACTURING--3.7%
   Acuity Brands, Inc. ...........................    29,200      1,617,680
   EnerSys* ......................................    44,025        755,029
   Federal Signal Corp. ..........................   103,815      1,562,416
   Griffon Corp.* ................................    39,500        927,855
   Matthews International Corp., Class A .........    59,595      2,384,396
   NN, Inc. ......................................    56,700        670,761
   Olin Corp. ....................................    42,100        728,330
   RBC Bearings, Inc.* ...........................   107,720      3,514,903
                                                                -----------
                                                                 12,161,370
                                                                -----------
MARKETING--0.2%
   Nu Skin Enterprises, Inc., Class A ............    46,500        789,105
                                                                -----------
MEDIA & ENTERTAINMENT--0.2%
   Journal Communications, Inc., Class A .........    56,400        751,248
                                                                -----------
MEDICAL EQUIPMENT AND SUPPLIES--2.1%
   Conmed Corp.* .................................    90,000      2,462,400
   ICU Medical, Inc.* ............................    25,915      1,012,240
   Medical Action Industries, Inc.* ..............    42,690        948,572
   Symmetry Medical, Inc.* .......................   163,600      2,439,276
                                                                -----------
                                                                  6,862,488
                                                                -----------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

16   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)
                                                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
MOTOR HOMES--1.0%
   Winnebago Industries, Inc. ....................   103,135   $  3,353,950
                                                               ------------
OFFICE EQUIPMENT & SUPPLIES--2.8%
   ACCO Brands Corp.* ............................   100,700      2,193,246
   Ennis, Inc. ...................................    70,800      1,826,640
   Global Imaging Systems, Inc.* .................   127,750      2,563,942
   Knoll, Inc. ...................................   109,185      2,527,633
                                                               ------------
                                                                  9,111,461
                                                               ------------
OIL & GAS - EXPLORATION--1.5%
   Comstock Resources, Inc.* .....................    97,600      2,620,560
   Swift Energy Co.* .............................    61,200      2,377,008
                                                               ------------
                                                                  4,997,568
                                                               ------------
OIL SERVICES--1.8%
   Key Energy Services, Inc.* ....................   114,665      1,891,973
   Newpark Resources, Inc.* ......................   246,380      1,502,918
   Parker Drilling Co.* ..........................    78,500        672,745
   Trico Marine Services, Inc.* ..................    53,335      1,943,527
                                                               ------------
                                                                  6,011,163
                                                               ------------
PAPER, FOREST PRODUCTS & PACKAGING--0.9%
   Neenah Paper, Inc. ............................    38,000      1,409,800
   Rock-Tenn Co. .................................    29,870        969,879
   Schweitzer-Mauduit International, Inc. ........    24,900        594,114
                                                               ------------
                                                                  2,973,793
                                                               ------------
PUBLISHING & INFORMATION SERVICES--2.6%
   Bowne & Co., Inc. .............................    91,400      1,419,442
   infoUSA, Inc. .................................   162,800      1,671,956
   Reader's Digest Association, Inc., (The) ......    67,400      1,143,778
   Scholastic Corp.* .............................    96,300      3,350,277
   Valassis Communications, Inc.*  ...............    51,500        856,960
                                                               ------------
                                                                  8,442,413
                                                               ------------
REAL ESTATE--0.5%
   Meruelo Maddux Properties, Inc.* ..............   174,035      1,668,996
                                                               ------------
REAL ESTATE INVESTMENT TRUST (REIT)--4.9%
   American Home Mortgage Investment Corp. .......   180,200      4,928,470
   Anworth Mortgage Asset Corp. ..................   135,235      1,202,239
   Ashford Hospitality Trust .....................    60,075        744,930
   Capital Lease Funding, Inc. ...................   107,975      1,145,615
   Gladstone Commercial Corp. ....................    59,875      1,212,469
   Government Properties Trust, Inc. .............    64,375        678,513
   Lexington Realty Trust ........................    36,050        740,827
   MFA Mortgage Investments, Inc. ................   255,945      1,896,552
   Opteum, Inc., Class A 144A ....................    85,325        431,745
   Origen Financial, Inc. ........................   210,425      1,245,716
   Redwood Trust, Inc. ...........................    36,800      1,987,200
                                                               ------------
                                                                 16,214,276
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
RETAIL--0.3%
   Golfsmith International Holdings, Inc.* .......    73,965   $    839,503
                                                               ------------
RETAIL - FOOD & DRUG--0.3%
   PetMed Express, Inc.* .........................    86,001      1,087,913
                                                               ------------
RETAIL - HARD GOODS--0.3%
   School Specialty, Inc.* .......................    22,300        832,013
                                                               ------------
SAVINGS & LOANS--0.4%
   Franklin Bank Corp.* ..........................    67,100      1,237,995
                                                               ------------
SCHOOLS--0.5%
   Universal Technical Institute, Inc.* ..........    68,925      1,628,698
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--2.1%
   Emulex Corp.* .................................   123,600      2,212,440
   Ikanos Communications, Inc.* ..................   117,300      1,058,046
   Photronics, Inc.* .............................   100,000      1,542,000
   Verigy Ltd.* ..................................    92,300      2,168,127
                                                               ------------
                                                                  6,980,613
                                                               ------------
SERVICES - BUSINESS--5.0%
   Clark, Inc. ...................................   140,650      2,416,367
   Cornell Cos., Inc.* ...........................    41,880        859,378
   IKON Office Solutions, Inc. ...................   160,500      2,243,790
   John H. Harland Co. ...........................    55,630      2,809,315
   Kforce, Inc.* .................................    64,376        875,514
   MPS Group, Inc.* ..............................   121,000      1,732,720
   Spherion Corp.* ...............................   101,900        903,853
   Standard Parking Corp.* .......................    62,855      2,136,441
   World Fuel Services Corp. .....................    55,210      2,489,971
                                                               ------------
                                                                 16,467,349
                                                               ------------
TELECOMMUNICATIONS--0.3%
   Gilat Satellite Networks Ltd.*  ...............   116,135        983,663
                                                               ------------
TOBACCO--0.7%
   Alliance One International, Inc.* .............   188,700      1,586,967
   Universal Corp. ...............................    13,300        700,511
                                                               ------------
                                                                  2,287,478
                                                               ------------
TRANSPORT - SERVICES--1.3%
   Bristow Group, Inc.* ..........................    64,895      2,378,402
   Quintana Maritime Ltd. ........................   131,730      1,819,191
                                                               ------------
                                                                  4,197,593
                                                               ------------
TRUCKING--0.1%
   Quality Distribution, Inc.* ...................    55,405        476,483
                                                               ------------
     TOTAL COMMON STOCK
       (Cost $252,312,088) .......................              313,726,697
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2007 | 17

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)
                                                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
INVESTMENT COMPANY--1.5%
FINANCIAL SERVICES--1.5%
   Apollo Investment Corp. .....................     112,200   $  2,544,696
   Ares Capital Corp. ..........................     120,225      2,430,949
                                                               ------------
                                                                  4,975,645
                                                               ------------
     TOTAL INVESTMENT COMPANY
       (Cost $3,550,557) .......................                  4,975,645
                                                               ------------
SHORT-TERM INVESTMENTS--4.1%
   PNC Bank Money Market Deposit Account
      4.900% 03/01/07 ..........................  13,592,820     13,592,820
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $13,592,820) ......................                13,592,820
                                                               ------------
TOTAL INVESTMENTS--100.4%
  (Cost $269,455,465) ..........................                332,295,162
                                                               ------------
LIABILITIES IN EXCESS OF
  OTHER ASSETS--(0.4)% .........................                 (1,462,700)
                                                               ------------
NET ASSETS--100.0%..............................               $330,832,462
                                                               ============
----------------

*    --  Non-income producing.
++   --  Security  has been valued at fair market  value as  determined  in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.
ADR  --  American Depository Receipt.
144A -- Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



18   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND           PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
LONG POSITIONS--107.9%
DOMESTIC COMMON STOCK--100.0%
AEROSPACE/DEFENSE--0.4%
   Allied Defense Group, Inc., (The) +* ..........    36,635   $    441,818
                                                               ------------
AGRICULTURE--0.7%
   Hines Horticulture, Inc. +* ...................   484,514        770,377
                                                               ------------
AIR POLLUTION CONTROL EQUIPMENT--0.3%
   TurboSonic Technologies, Inc.*  ...............   286,798        387,177
                                                               ------------
APPAREL MANUFACTURERS--1.3%
   Ashworth, Inc.* ...............................    94,226        755,693
   Tandy Brand Accessories, Inc. .................    58,266        736,482
                                                               ------------
                                                                  1,492,175
                                                               ------------
APPLICATIONS SOFTWARE--2.1%
   Optio Software, Inc.* .........................   157,560        258,398
   Progress Software Corp.* ......................    44,800      1,256,640
   Quest Software, Inc.* .........................    58,700        957,984
                                                               ------------
                                                                  2,473,022
                                                               ------------
AUCTION HOUSE/ART DEALER--0.2%
   Premier Exhibitions, Inc.* ....................    20,500        221,810
                                                               ------------
AUTO/TRUCK PARTS & EQUIPMENT - ORIGINAL--0.7%
   Strattec Security Corp. +* ....................    11,176        515,884
   Wescast Industries, Inc. ......................    29,200        348,794
                                                               ------------
                                                                    864,678
                                                               ------------
BROADCASTING SERVICES/PROGRAMMING--1.1%
   Global Traffic Network, Inc.* .................    57,200        241,956
   New Frontier Media, Inc. + ....................   118,225      1,072,301
                                                               ------------
                                                                  1,314,257
                                                               ------------
BUILDING - HEAVY CONSTRUCTION--3.0%
   KHD Humboldt Wedag International Ltd. + .......    90,404      3,465,185
                                                               ------------
BUILDING - RESIDENTIAL/COMMERCIAL--3.0%
Comstock Homebuilding Cos., Inc.* ................   254,300      1,528,343
   Toll Brothers, Inc.* ..........................    66,000      1,970,760
                                                               ------------
                                                                  3,499,103
                                                               ------------
CELLULAR TELECOM--0.7%
   KongZhong Corp.* ..............................    97,440        807,778
                                                               ------------
COMMERCIAL SERVICES - FINANCE--0.9%
   Coinstar, Inc. +* .............................    35,795      1,056,310
                                                               ------------
COMPUTER SERVICES--1.7%
   Dynamics Research Corp. +* ....................    53,755        542,388
   Tier Technologies, Inc., Class B* .............   173,780      1,370,255
                                                               ------------
                                                                  1,912,643
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
COMPUTER SOFTWARE--0.3%
   Efuture Information
   Technology, Inc.* .............................    11,705    $   313,811
                                                               ------------
COMPUTERS - PERIPHERAL EQUIPMENT--1.2%
   Electronics For Imaging, Inc.*  ...............    59,800      1,364,636
                                                               ------------
CONSULTING SERVICES--1.1%
   Accenture Ltd., Class A + .....................    36,295      1,295,732
                                                               ------------
CONTAINERS - PAPER/PLASTIC--2.0%
   Graphic Packaging Corp.* ......................   405,900      1,948,320
   Intertape Polymer Group, Inc.*  ...............    76,300        360,899
                                                               ------------
                                                                  2,309,219
                                                               ------------
COSMETICS & TOILETRIES--0.4%
   CCA Industries, Inc. ..........................    33,636        403,632
                                                               ------------
DATA PROCESSING MANAGEMENT--0.6%
   CAM Commerce Solutions, Inc. ..................    27,758        689,786
                                                               ------------
DIVERSIFIED OPERATIONS/COMMERCIAL SERVICES--0.4%
   American Physicians Service
Group, Inc. + ....................................    23,150        405,125
                                                               ------------
DRUG DELIVERY SYSTEMS--0.4%
   Matrixx Initiatives, Inc.* ....................    23,055        411,993
                                                               ------------
E-COMMERCE/PRODUCTS--0.4%
   Shutterly, Inc.* ..............................    12,875        212,566
   Varsity Group, Inc.* ..........................   151,600        278,944
                                                               ------------
                                                                    491,510
                                                               ------------
ELECTRONIC COMPONENTS - MISCELLANEOUS--1.9%
   Bel Fuse, Inc., Class A .......................    57,473      1,683,384
   Planar Systems, Inc.* .........................    56,745        507,300
                                                               ------------
                                                                  2,190,684
                                                               ------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS--1.1%
   OmniVision Technologies, Inc.*  ...............    41,700        540,432
   Richardson Electronics Ltd. ...................    80,190        738,550
                                                               ------------
                                                                  1,278,982
                                                               ------------
ELECTRONIC PARTS DISTRIBUTOR--1.0%
   NU Horizons Electronics Corp.* ................   115,501      1,141,150
                                                               ------------
ELECTRONIC SECURITY DEVICES--0.0%
   Ituran Location and Control Ltd. ..............     2,445         36,602
                                                               ------------
ENTERPRISE SOFTWARE/SERVICES--1.1%
   Lawson Software, Inc.* ........................    92,500        732,600
   Neoware, Inc.* ................................    50,200        591,356
                                                               ------------
                                                                  1,323,956
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




                                                    SEMI-ANNUAL REPORT 2007 | 19

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
FINANCE - INVESTMENT BANKER/BROKER--1.4%
   Citigroup, Inc. + .............................    32,700    $ 1,648,080
                                                               ------------
FINANCE - MORTGAGE LOAN/BANKER--2.4%
   Federal Agricultural Mortgage Corp.,
     Class C +....................................    43,340      1,109,504
   IndyMac Bancorp, Inc. + .......................    48,300      1,658,139
                                                               ------------
                                                                  2,767,643
                                                               ------------
FINANCIAL GUARANTEE INSURANCE--6.0%
   AMBAC Financial Group, Inc. + .................    19,500      1,708,980
   Assured Guaranty Ltd. + .......................    19,192        543,134
   MBIA, Inc. + ..................................    41,600      2,765,152
   MGIC Investment Corp. .........................    18,500      1,116,475
   PMI Group, Inc., (The) ........................    18,385        861,705
                                                               ------------
                                                                  6,995,446
                                                               ------------
FOOD-MISCELLANEOUS/DIVERSIFIED--2.1%
   Nestle S.A. + .................................    13,700      1,273,297
   Overhill Farms, Inc.* .........................   192,765      1,156,590
                                                               ------------
                                                                  2,429,887
                                                               ------------
FOOTWEAR & RELATED APPAREL--0.6%
   Crocs, Inc. +* ................................    13,935        678,913
                                                               ------------
HEALTH & PERSONAL CARE--0.2%
   Female Health Co., (The)* .....................   142,967        285,934
                                                               ------------
HOME FURNISHINGS--1.0%
   Chromcraft Revington, Inc.* ...................    29,180        245,112
   Crown Crafts, Inc.* ...........................    27,064        101,490
   Natuzzi S.p.A. - ADR ..........................    88,520        778,976
                                                               ------------
                                                                  1,125,578
                                                               ------------
HOUSEHOLD PRODUCTS--1.6%
   WD-40 Co. + ...................................    56,430      1,800,117
                                                               ------------
INTERNET INFORMATION/NETWORK--0.8%
   Health Grades, Inc.* ..........................   170,980        950,649
                                                               ------------
INTERNET INFRASTRUCTURE SOFTWARE--0.3%
   Imergent, Inc.* ...............................    19,420        340,627
                                                               ------------
INTERNET SECURITY--1.7%
   Check Point Software Technologies Ltd. +* .....    35,000        790,300
   McAfee, Inc.* .................................    38,960      1,173,475
                                                               ------------
                                                                  1,963,775
                                                               ------------
INTIMATE APPAREL--0.9%
   Tefron Ltd. ...................................   116,185      1,087,492
                                                               ------------
INVESTMENT MANAGEMENT/ADVISER SERVICES--1.6%
   Legg Mason, Inc. + ............................    18,300      1,880,142
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
INVESTMENT COMPANY--0.5%
   Capital Southwest Corp. .......................     3,900   $    537,186
                                                               ------------
LEISURE & RECREATIONAL PRODUCTS--0.6%
   Escalade, Inc. + ..............................    68,136        646,611
                                                               ------------
LIFE & HEALTH INSURANCE--0.8%
   Torchmark Corp. ...............................    14,650        936,428
                                                               ------------
MACHINERY--0.4%
   Kadant, Inc. +* ...............................    21,790        510,758
                                                               ------------
MANUFACTURING--2.5%
   Matthews International Corp., Class A + .......    34,845      1,394,149
   Velcro Industries N.V. + ......................    89,690      1,440,421
                                                               ------------
                                                                  2,834,570
                                                               ------------
MARINE SERVICES--0.2%
   Conrad Industries, Inc.* ......................    29,480        173,932
                                                               ------------
MEDICAL - BIOMEDICAL/GENETICS--0.2%
   American BIO Medica Corp.* ....................   159,003        182,853
                                                               ------------
MEDICAL - DRUGS--5.4%
   Hi-Tech Pharmacal Co., Inc.* ..................    80,919        890,918
   Pfizer, Inc. + ................................   159,600      3,983,616
   Sanofi-Aventis - ADR ..........................    32,000      1,357,120
                                                               ------------
                                                                  6,231,654
                                                               ------------
MEDICAL - HOSPITALS--1.9%
   PHC, Inc., Class A* ...........................   571,000      2,141,250
                                                               ------------
MEDICAL - OUTPATIENT/HOME MEDICAL CARE--0.5%
   Pediatric Services of America, Inc. +* ........    47,415        616,395
                                                               ------------
MEDICAL - PRODUCTS--5.3%
   Alpha Pro Tech Ltd.* ..........................   240,875        732,260
   Johnson & Johnson + ...........................    40,700      2,566,135
   MTS Medication Technologies +* ................   105,705      1,183,896
   Orthofix International N.V. +*  ...............    18,336        900,665
   Span-America Medical Systems, Inc. ............     1,049         16,679
   Vital Signs, Inc. + ...........................    14,815        783,417
                                                               ------------
                                                                  6,183,052
                                                               ------------
MEDICAL INFORMATION SYSTEMS--0.2%
   AMICAS, Inc.* .................................    67,000        191,620
                                                               ------------
MEDICAL INSTRUMENTS--1.0%
   Conmed Corp. +* ...............................    28,700        785,232
   Zevex International, Inc.* ....................    30,625        394,450
                                                               ------------
                                                                  1,179,682
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



20   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
MULTI-LINE INSURANCE--4.7%
   Aegon N.V .....................................    70,800    $ 1,402,548
   American International Group, Inc. + ..........    22,000      1,476,200
   Loews Corp. + .................................    58,400      2,536,896
                                                               ------------
                                                                  5,415,644
                                                               ------------
OFFICE AUTOMATION & EQUIPMENT--0.3%
   TRM Corp.* ....................................   119,500        350,135
                                                               ------------
OFFICE SUPPLIES & FORMS--1.7%
   Ennis, Inc. + .................................    76,215      1,966,347
                                                               ------------
OIL COMPANY - EXPLORATION & PRODUCTION--0.5%
   Chesapeake Energy Corp. + .....................    19,900        606,751
                                                               ------------
OIL - FIELD SERVICES--0.1%
   Particle Drilling Technologies* ...............    34,700        138,800
                                                               ------------
OPTICAL SUPPLIES--0.5%
   Escalon Medical Corp.* ........................     8,505         32,659
   Unilens Vision, Inc. ..........................   113,802        551,940
                                                               ------------
                                                                    584,599
                                                               ------------
PHARMACY SERVICES--0.3%
   National Medical Health Card Systems, Inc.* ...    27,900        392,832
                                                               ------------
PHYSICAL THERAPY/REHABILITATION CENTERS--0.0%
   Health Fitness Corp.* .........................    14,649         42,482
                                                               ------------
PHYSICIANS' PRACTICE MANAGEMENT--1.1%
   American Dental Partners, Inc. +* .............    65,332      1,322,973
                                                               ------------
PRINTING - COMMERCIAL--1.0%
   Cadmus Communications Corp. + .................    47,440      1,172,242
                                                               ------------
PRIVATE CORRECTIONS--1.1%
   Cornell Cos, Inc.* ............................    62,200      1,276,344
                                                               ------------
PROPERTY & CASUALTY INSURANCE--3.1%
   Bristol West Holdings, Inc. ...................    45,500        739,375
   Commerce Group, Inc., (The) + .................    32,100        920,307
   Investors Title Co. + .........................    10,647        531,924
   Quanta Capital Holdings Ltd.* .................   211,830        468,144
   Wesco Financial Corp. + .......................     1,975        937,039
                                                               ------------
                                                                  3,596,789
                                                               ------------
REAL ESTATE MANAGEMENT/SERVICES--0.8%
   United Capital Corp. +* .......................    28,730        894,940
                                                               ------------
REINSURANCE--4.1%
   IPC Holdings Ltd. + ...........................    46,800      1,360,008
   PartnerRe Ltd. + ..............................    15,400      1,069,992
   Platinum Underwriters Holdings Ltd. + .........    37,040      1,183,428
   RenaissanceRe Holdings Ltd. + .................    22,200      1,138,416
                                                               ------------
                                                                  4,751,844
                                                               ------------
RESEARCH & DEVELOPMENT--0.5%
   Albany Molecular Research, Inc. ...............    57,800    $   546,788
                                                               ------------
RETAIL - APPAREL/SHOES--1.8%
   Genesco, Inc.* ................................    26,800      1,072,000
   Talbots, Inc., (The) ..........................    41,600      1,049,984
                                                               ------------
                                                                  2,121,984
                                                               ------------
RETAIL - FABRIC--0.5%
   Hancock Fabrics, Inc. .........................   181,695        585,058
                                                               ------------
SEMICONDUCTOR COMPONENTS-INTEGRATED CIRCUITS--2.2%
   Emulex Corp.* .................................   132,300      2,368,170
   Sigmatel, Inc.* ...............................    42,900        152,295
                                                               ------------
                                                                  2,520,465
                                                               ------------
SOFTWARE--0.2%
   Innerworkings, Inc. ...........................    21,020        284,821
                                                               ------------
TELECOM EQUIPMENT FIBER OPTICS--0.2%
   Optical Cable Corp. +* ........................    39,260        206,508
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--0.7%
   Communications Systems, Inc. +  ...............     3,425         36,476
   Preformed Line Products Co. + .................    23,031        769,927
                                                               ------------
                                                                    806,403
                                                               ------------
TOBACCO--1.7%
   Loews Corp. - Carolina Group +  ...............    27,500      1,980,825
                                                               ------------
TRANSPORT - SERVICES--1.8%
   Bristow Group, Inc.* ..........................    11,615        425,689
   Excel Maritime Carriers Ltd.* .................    70,280      1,254,498
   Vitran Corp., Inc.* ...........................    19,575        370,555
                                                               ------------
                                                                  2,050,742
                                                               ------------
VITAMINS & NUTRITION PRODUCTS--1.9%
   Natrol, Inc.* .................................   270,450        705,874
   Nutraceutical International Corp. +* ..........    90,664      1,514,089
                                                               ------------
                                                                  2,219,963
                                                               ------------
WEB PORTALS/INTERNET SERVICE PROVIDER--0.3%
   Rediff.com India Ltd.* ........................    19,960        349,300
                                                               ------------
WIRELESS EQUIPMENT--0.8%
   Motorola, Inc. ................................    50,400        933,408
                                                               ------------
     TOTAL DOMESTIC COMMON STOCK
       (Cost $104,044,653) .......................              115,802,412
                                                               ------------
WARRANTS--0.2%
DIVERSIFIED OPERATION--0.2%
   Endeavor Acquisition - Cw09* ..................    40,150        199,545
                                                               ------------
     TOTAL WARRANTS
       (Cost $117,848) ...........................                  199,545
                                                               ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2007 | 21

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS



                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
SHORT-TERM INVESTMENTS--7.7%
   PNC Bank Money Market Deposit Account
      4.90% 03/01/07.............................. 8,980,176   $  8,980,176
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $8,980,176) .........................                8,980,176
                                                               ------------
TOTAL LONG POSITIONS--107.9%
  (Cost $113,142,677) ............................              124,982,133
                                                               ------------
SECURITIES SOLD SHORT--(45.1%)
AIRLINES--0.0%
   Northwest Airlines Corp.* .....................   (29,725)       (46,074)
                                                               ------------
APPAREL--(1.9%)
   Crocs, Inc.* ..................................   (45,315)    (2,207,747)
                                                               ------------
APPAREL MANUFACTURERS--(1.3%)
   Guess?, Inc. ..................................    (4,500)      (366,660)
   True Religion Apparel, Inc.* ..................   (18,600)      (315,828)
   Volcom, Inc.* .................................   (21,525)      (785,232)
                                                               ------------
                                                                 (1,467,720)
                                                               ------------
AUCTION HOUSE/ART DEALER--(1.0%)
   Escala Group, Inc.* ...........................   (11,466)       (28,551)
   Premier Exhibitions, Inc.* ....................   (62,782)      (679,301)
   Ritchie Bros. Auctioneers, Inc. ...............    (8,200)      (470,762)
                                                               ------------
                                                                 (1,178,614)
                                                               ------------
AUTO/TRUCK PARTS & EQUIPMENT -ORIGINAL--(0.1%)
   China Automotive Systems, Inc.* ...............   (17,591)      (158,319)
                                                               ------------
AUTOMOBILE - MANUFACTURING--(0.6%)
   Force Protection, Inc. +* .....................   (32,670)      (532,521)
   Hybrid Technologies, Inc.* ....................   (26,973)      (125,423)
                                                               ------------
                                                                   (657,944)
                                                               ------------
BATTERIES/BATTERY SYSTEMS--(0.6%)
   Medis Technologies Ltd.* ......................   (27,684)      (475,611)
   Valence Technology, Inc.* .....................  (102,015)      (176,486)
                                                               ------------
                                                                   (652,097)
                                                               ------------
BEVERAGES--(1.3%)
   Hansen Natural Corp.* .........................   (30,000)    (1,050,000)
   Jones Soda Co.* ...............................   (23,400)      (288,054)
   National Beverage Corp.* ......................   (10,040)      (130,922)
                                                               ------------
                                                                 (1,468,976)
                                                               ------------
BUILDING - RESIDENTIAL/COMMERCIAL--(0.4%)
   Brookfield Homes Corp.* .......................   (14,555)      (516,703)
                                                               ------------
CASINO SERVICES--(0.2%)
   PokerTek, Inc.* ...............................   (18,945)      (184,335)
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
COMMERCIAL SERVICES--(0.5%)
   Axis Technologies Group, Inc. +* ..............    (9,945)   $   (12,133)
   Iron Mountain, Inc.* ..........................   (19,050)      (530,542)
                                                               ------------
                                                                   (542,675)
                                                               ------------
COMMERCIAL SERVICES - FINANCE--(1.1%)
   LML Payment Systems, Inc.* ....................   (21,008)       (65,335)
   Rewards Network, Inc.* ........................  (234,470)    (1,256,759)
                                                               ------------
                                                                 (1,322,094)
                                                               ------------
COMPUTER SERVICES--0.0%
   Foldera, Inc.* ................................   (19,075)       (19,075)
                                                               ------------
COMPUTER SOFTWARE--(0.3%)
   Efuture Information Technology, Inc.* .........   (11,705)      (313,811)
                                                               ------------
COMPUTERS--(2.9%)
   Palm, Inc.* ...................................   (57,300)      (948,315)
   Research In Motion Ltd.* ......................   (16,800)    (2,362,248)
   Xybernaut Corp.* ..............................   (35,000)          (980)
                                                               ------------
                                                                 (3,311,543)
                                                               ------------
COMPUTERS - INTEGRATED SYSTEMS--0.0%
   Satellite Newspapers Corp.* ...................    (8,615)           (13)
                                                               ------------
COMPUTERS - MEMORY DEVICES--(1.1%)
   Komag, Inc.* ..................................   (23,600)      (802,164)
   NetList, Inc. .................................   (56,855)      (494,639)
                                                               ------------
                                                                 (1,296,803)
                                                               ------------
COMPUTERS - PERIPHERAL EQUIPMENT--(0.2%)
   Cambridge Display Technology, Inc.* ...........   (31,958)      (174,171)
                                                               ------------
DECISION SUPPORT SOFTWARE--(0.2%)
   Interactive Intelligence* .....................   (14,100)      (208,539)
   Nestor, Inc.* .................................   (23,200)       (26,680)
                                                               ------------
                                                                   (235,219)
                                                               ------------
DENTAL SUPPLIES & EQUIPMENT--(0.8%)
   Align Technology, Inc.* .......................   (48,700)      (799,654)
   Sirona Dental Systems, Inc. ...................    (4,300)      (160,046)
                                                               ------------
                                                                   (959,700)
                                                               ------------
DISTRIBUTION--(0.3%)
   Beacon Roofing Supply, Inc.* ..................   (18,300)      (304,329)
                                                               ------------
E-COMMERCE/PRODUCTS--(0.6%)
   Nutri/System, Inc.* ...........................   (16,600)      (749,490)
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



22   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
ELECTRONIC COMPONENTS - MISCELLANEOUS--(0.2%)
   Innovative Card Technologies*..................  (13,154)   $    (74,978)
   NVE Corp.* ....................................    (7,605)      (192,634)
                                                               ------------
                                                                   (267,612)
                                                               ------------
ELECTRONIC COMPONENTS - SEMICONDUCTORS--(3.3%)
   Ciena Corp. ...................................   (16,300)      (512,961)
   Metalink Ltd.* ................................   (31,137)      (193,050)
   Nano-Proprietary, Inc.* .......................   (21,385)       (40,418)
   Neomagic Corp.* ...............................    (7,848)       (28,959)
   Supertex, Inc.* ...............................   (33,000)    (1,354,650)
   Syntax-Brillian Corp.* ........................  (111,377)      (908,836)
   Volterra Semiconductor Corp.* .................   (56,505)      (795,590)
                                                               ------------
                                                                 (3,834,464)
                                                               ------------
ELECTRONIC EQUIPMENT & PRODUCTS--(0.4%)
   Ionatron, Inc.* ...............................   (79,170)      (417,226)
                                                               ------------
ELECTRONIC FORMS--(0.1%)
   Convera Corp.* ................................   (51,362)      (157,168)
                                                               ------------
ELECTRONIC MEASUREMENT INSTRUMENTS--(1.0%)
   Garmin Ltd. ...................................   (22,040)    (1,206,910)
                                                               ------------
ENERGY - ALTERNATE SOURCES--(0.1%)
   Bluefire Ethanol Fuels, Inc.* .................      (335)        (2,211)
   Dynamotive Energy Systems* ....................   (42,618)       (49,437)
   Ethanex Energy, Inc.* .........................   (12,580)       (22,644)
                                                               ------------
                                                                    (74,292)
                                                               ------------
ENERGY EQUIPMENT & SERVICES--(0.4%)
   Rentech, Inc. +* ..............................  (150,485)      (514,659)
                                                               ------------
ENTERPRISE SOFTWARE/SERVICES--(0.9%)
   Ants Software, Inc.* ..........................   (49,384)       (99,756)
   Concur Technologies, Inc.* ....................   (34,190)      (552,852)
   Packeteer, Inc.* ..............................   (30,800)      (369,600)
                                                               ------------
                                                                 (1,022,208)
                                                               ------------
ENTERTAINMENT SOFTWARE--0.0%
   QSound Labs, Inc.* ............................   (11,240)       (57,436)
                                                               ------------
FINANCE - CONSUMER LOANS--(1.0%)
   First Marblehead Corp., (The) .................   (25,440)    (1,148,362)
                                                               ------------
FINANCE - INVESTMENT BANKER/BROKER--0.0%
   Ladenburg Thalmann Financial Services, Inc.* ..        (1)            (2)
                                                               ------------
FINANCE - MORTGAGE LOAN/BANKER--(0.1%)
   Franklin Credit Management Corp.* .............   (29,034)      (137,621)
                                                               ------------
FIREARMS & AMMUNITION--(0.2%)
   Smith & Wesson Holding Corp.* .................   (17,500)      (217,350)
                                                               ------------


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
FOOD - MISCELLANEOUS/DIVERSIFIED--(0.6%)
   Seaboard Corp. ................................      (200)   $  (430,000)
   SunOpta, Inc.* ................................   (26,000)      (278,200)
                                                               ------------
                                                                   (708,200)
                                                               ------------
FOODS--(1.2%)
   Imperial Sugar Co. ............................   (44,315)    (1,368,004)
                                                               ------------
FOOTWEAR & RELATED APPAREL--(0.3%)
   Heelys, Inc. +* ...............................    (7,150)      (238,667)
   Skins, Inc. +* ................................   (35,813)       (61,240)
                                                               ------------
                                                                   (299,907)
                                                               ------------
IDENTIFICATION SYSTEMS/DEVELOPMENT--(0.4%)
   L-1 Identity Solutions, Inc.* .................   (29,610)      (470,500)
                                                               ------------
INDUSTRIAL EQUIPMENT & SUPPLIES--(0.3%)
   Sun Hydraulics Corp. ..........................   (16,450)      (361,735)
                                                               ------------
INTERNET INFORMATION/NETWORK--(0.7%)
   Baidu.Com - ADR* ..............................    (6,500)      (693,550)
   Mamma.Com, Inc. +* ............................   (20,193)       (92,080)
                                                               ------------
                                                                   (785,630)
                                                               ------------
INTERNET INFRASTRUCTURE SOFTWARE--(0.6%)
   Imergent, Inc. ................................   (38,020)      (666,871)
                                                               ------------
INTERNET SERVICES--(0.5%)
   Shutterly, Inc.* ..............................   (32,535)      (537,153)
                                                               ------------
INTERNET TELEPHONY--(0.3%)
   j2 Global Communications, Inc.* ...............   (14,200)      (341,368)
                                                               ------------
LASERS - SYSTEMS/COMPONENTS--0.0%
   Neutron Enterprises, Inc.* ....................    (3,523)        (7,231)
                                                               ------------
LIGHTING PRODUCTS & SYSTEMS--(0.3%)
   Research Frontiers, Inc.* .....................    (8,016)       (74,869)
   Universal Display Corp.* ......................   (23,200)      (302,064)
                                                               ------------
                                                                   (376,933)
                                                               ------------
MACHINERY--(0.5%)
   Intevac, Inc.* ................................   (10,100)      (275,427)
   Raser Technologies, Inc.* .....................   (12,709)       (64,435)
   TurboChef Technologies, Inc.* .................   (18,233)      (273,677)
                                                               ------------
                                                                   (613,539)
                                                               ------------
MANUFACTURING--(0.8%)
   Ceradyne, Inc. +* .............................   (10,700)      (552,120)
   Freightcar America, Inc. ......................    (6,500)      (322,010)
   Nanophase Technologies Corp.* .................   (10,625)       (63,325)
                                                               ------------
                                                                   (937,455)
                                                               ------------
MARINE SERVICES--(0.1%)
   Odyssey Marine Exploration, Inc.* .............   (55,500)      (159,285)
                                                               ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 23

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
MEDIA & ENTERTAINMENT--(0.2%)
   Genius Products, Inc.*.........................   (95,700)   $  (284,229)
                                                               ------------
MEDICAL - BIOMEDICAL/GENETICS--(0.7%)
   Crucell N.V. - ADR* ...........................   (13,100)      (331,037)
   Diversa Corp. .................................   (21,100)      (158,461)
   InterMune, Inc.* ..............................   (11,600)      (351,712)
   ReGeneRx Biopharmaceuticals, Inc.* ............    (1,200)        (2,556)
                                                               ------------
                                                                   (843,766)
                                                               ------------
MEDICAL - DRUGS--(0.1%)
   Pain Therapeutics, Inc.* ......................   (16,200)      (127,818)
                                                               ------------
MEDICAL - PRODUCTS--(0.7%)
   BSD Medical Corp.* ............................   (25,335)      (199,893)
   Cyberonics, Inc.* .............................   (21,400)      (438,272)
   ThermoGenesis Corp.* ..........................   (67,810)      (208,177)
                                                               ------------
                                                                   (846,342)
                                                               ------------
MEDICAL IMAGING SYSTEMS--(0.2%)
   Microvision, Inc.* ............................   (75,800)      (259,236)
                                                               ------------
MEDICAL INFORMATION SYSTEMS--(0.7%)
   Eclipsys Corp.* ...............................   (17,500)      (366,100)
   Medefile International, Inc.* .................    (1,902)          (970)
   Quality Systems, Inc.* ........................    (9,900)      (405,207)
                                                               ------------
                                                                   (772,277)
                                                               ------------
MEDICAL INSTRUMENTS--(0.9%)
   Conceptus, Inc.* ..............................   (16,300)      (306,114)
   CPC of America, Inc.* .........................    (4,745)       (73,548)
   Intuitive Surgical, Inc.* .....................    (5,600)      (622,160)
                                                               ------------
                                                                 (1,001,822)
                                                               ------------
NETWORKING PRODUCTS--(0.8%)
   NETGEAR, Inc.* ................................   (20,165)      (545,060)
   ParkerVision, Inc.* ...........................   (35,407)      (386,290)
                                                               ------------
                                                                   (931,350)
                                                               ------------
OIL & GAS - REFINING & MARKETING--(0.3%)
   SulphCo, Inc.* ................................   (94,425)      (302,160)
                                                               ------------
PRINTING - COMMERCIAL--(0.3%)
   Document Securities Systems, Inc.* ............   (35,840)      (404,992)
                                                               ------------
RESEARCH & DEVELOPMENT--(0.1%)
   Altair Nanotechnologies, Inc.*  ...............   (24,239)       (82,897)
                                                               ------------
RETAIL - APPAREL/SHOES--(0.6%)
   Under Armour, Inc., Class A* ..................   (14,900)      (684,655)
                                                               ------------
RETAIL - COMPUTER EQUIPMENT--(0.4%)
   PC Mall, Inc.* ................................   (40,200)      (494,460)
                                                               ------------
RETAIL - MUSIC STORE--(0.6%)
   Guitar Center, Inc.* ..........................   (14,600)      (639,626)
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
RETAIL - PAWN SHOPS--(0.4%)
   Ezcorp, Inc.*..................................   (27,345)   $  (406,073)
                                                               ------------
RETAIL - VIDEO RENTAL--(0.6%)
   Blockbuster, Inc., Class A + ..................   (71,300)      (473,432)
   Hibbett Sports, Inc. ..........................    (7,000)      (218,260)
                                                               ------------
                                                                   (691,692)
                                                               ------------
RETAIL - MISCELLANEOUS/DIVERSIFIED--0.0%
   Dark Dynamite, Inc.* ..........................   (13,984)        (1,958)
                                                               ------------
RUBBER AND PLASTIC--(0.1%)
   Amerityre Corp.* ..............................   (41,515)      (161,493)
                                                               ------------
SEISMIC DATA COLLECTION--(0.2%)
   TGC Industries, Inc.* .........................   (24,445)      (194,582)
                                                               ------------
SEMICONDUCTORS COMPONENTS -
INTEGRATED CIRCUITS--(0.6%)
   Anadigics Inc. +* .............................   (52,300)      (638,583)
                                                               ------------
SOFTWARE--(0.5%)
   Innerworkings, Inc. ...........................   (46,489)      (629,926)
                                                               ------------
STEEL - PRODUCERS--(1.1%)
   Carpenter Technology Corp. ....................    (4,400)      (521,620)
   IPSCO, Inc. ...................................    (6,800)      (741,608)
                                                               ------------
                                                                 (1,263,228)
                                                               ------------
STEEL - SPECIALTY--(0.6%)
   Allegheny Technologies, Inc. ..................    (7,100)      (727,395)
                                                               ------------
TELECOMMUNICATION SERVICES--(0.1%)
   Choice One Communications, Inc.* ..............   (37,790)            (4)
   CTC Communications Group, Inc.* ...............   (98,900)           (10)
   FiberTower Corp.* .............................   (27,949)      (148,968)
                                                               ------------
                                                                   (148,982)
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--(2.0%)
   JDS Uniphase Corp.* ...........................   (23,100)      (374,451)
   Network Equipment Technologies, Inc.* .........   (28,900)      (228,599)
   Telefonaktiebolaget LM Ericsson ...............   (47,400)    (1,695,024)
   Zingo, Inc.* ..................................    (3,035)        (1,912)
                                                               ------------
                                                                 (2,299,986)
                                                               ------------
TOBACCO--(0.1%)
   Star Scientific, Inc. +* ......................  (143,137)      (137,412)
                                                               ------------
VITAMINS & NUTRITION PRODUCTS--(0.3%)
   USANA Health Sciences, Inc.* ..................    (5,800)      (336,806)
                                                               ------------
WEB HOSTING/DESIGN--(0.4%)
   Interliant, Inc.* .............................      (600)            (1)
   Terremark Worldwide, Inc.* ....................   (56,865)      (451,508)
                                                               ------------
                                                                   (451,509)
                                                               ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



24   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
WEB PORTALS/INTERNET SERVICE PROVIDER--(1.3%)
   DigitalFX International, Inc. .................      (906)  $     (2,673)
   GigaMedia Ltd.* ...............................   (50,000)      (608,000)
   Quepasa Corp* .................................   (34,915)      (266,052)
   Rediff.com India Ltd.* ........................   (19,960)      (349,300)
   Sify Ltd. - ADR* ..............................   (29,100)      (249,387)
                                                               ------------
                                                                 (1,475,412)
                                                               ------------
WIRELESS EQUIPMENT--(0.5%)
   Sierra Wireless, Inc.* ........................   (40,100)      (544,959)
   Tiger Telematics, Inc.* .......................   (16,610)           (33)
                                                               ------------
                                                                   (544,992)
                                                               ------------
     TOTAL SECURITIES SOLD SHORT
       (Proceeds $49,940,672) ....................              (52,242,232)
                                                               ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--37.2% .....               43,088,622
                                                               ------------
NET ASSETS--100.0% ...............................             $115,828,523
                                                               ============
--------------
*  --  Non-income producing.
+  --  Security  position is either entirely or  partially  held in a segregated account as collateral  for  securities  sold short.
ADR -- American Depository Receipt.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 25

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND             PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
COMMON STOCK--98.5%
AEROSPACE & DEFENSE--2.3%
   Lockheed Martin Corp. .........................    15,400    $ 1,498,112
                                                               ------------
APPAREL--1.5%
   NIKE, Inc., Class B ...........................     9,600      1,002,912
                                                               ------------
BANKS - MAJOR--1.5%
   Bank of New York Co., Inc., (The) .............    15,700        637,734
   Comerica, Inc. ................................     5,209        314,572
                                                               ------------
                                                                    952,306
                                                               ------------
BANKS - REGIONAL--0.7%
   Commerce Bancorp, Inc. ........................    12,800        427,776
                                                               ------------
CHEMICALS - COMMODITY--1.0%
   PPG Industries, Inc. ..........................     9,700        642,625
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--5.7%
   CGI Group, Inc., Class A* .....................    55,300        468,391
   First Data Corp. ..............................    29,300        748,029
   Hewlett-Packard Co. ...........................    32,953      1,297,689
   Ingram Micro, Inc., Class A* ..................    21,900        425,517
   International Business Machines Corp. .........     9,000        837,090
                                                               ------------
                                                                  3,776,716
                                                               ------------
COMPUTER SOFTWARE--2.9%
   McAfee, Inc.* .................................    11,500        346,380
   Microsoft Corp. ...............................    34,479        971,273
   Oracle Corp.* .................................    35,400        581,622
                                                               ------------
                                                                  1,899,275
                                                               ------------
CONSULTING SERVICES--0.9%
   Accenture Ltd., Class A .......................    17,200        614,040
                                                               ------------
ELECTRONICS--2.4%
   Arrow Electronics, Inc.* ......................    15,600        597,792
   Emerson Electric Co. ..........................     7,400        318,866
   Koninklijke (Royal) Philips Electronics N.V ...    17,300        635,256
                                                               ------------
                                                                  1,551,914
                                                               ------------
ENERGY--0.6%
   Dominion Resources, Inc. ......................     4,800        410,544
                                                               ------------
FINANCIAL SERVICES--13.7%
   Ameriprise Financial, Inc. ....................     6,200        362,452
   Citigroup, Inc. ...............................    51,333      2,587,183
   Countrywide Financial Corp. ...................    13,906        532,322
   Federated Investors, Inc., Class B ............    18,500        661,745
   Freddie Mac ...................................    17,727      1,137,719
   Goldman Sachs Group, Inc., (The) ..............     3,272        659,635
   JPMorgan Chase & Co. ..........................    55,100      2,721,940
   Western Union Co. .............................    18,500        400,895
                                                               ------------
                                                                  9,063,891
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
FOODS--2.3%
   Coca-Cola Co., (The) ..........................    10,100    $   471,468
   Molson Coors Brewing Co., Class B .............    12,000      1,013,280
                                                               ------------
                                                                  1,484,748
                                                               ------------
HEALTH & PERSONAL CARE--1.3%
   Johnson & Johnson .............................    13,456        848,401
                                                               ------------
HEALTH CARE - DRUGS--4.7%
   Abbott Laboratories ...........................     6,700        365,954
   Pfizer, Inc. ..................................    81,582      2,036,287
   Wyeth .........................................    14,700        719,124
                                                               ------------
                                                                  3,121,365
                                                               ------------
HEALTH CARE - SERVICES--2.7%
   Aetna, Inc. ...................................    14,900        659,623
   Coventry Health Care, Inc.* ...................     9,500        516,990
   DaVita, Inc.* .................................     6,200        338,210
   Medco Health Solutions, Inc.* .................     3,700        250,157
                                                               ------------
                                                                  1,764,980
                                                               ------------
INSURANCE - OTHER--18.3%
   ACE Ltd. ......................................    17,139        962,526
   AMBAC Financial Group, Inc. ...................    11,215        982,883
   American International Group, Inc. ............    17,898      1,200,956
   Berkshire Hathaway, Inc., Class B* ............       553      1,948,219
   CIGNA Corp. ...................................     5,300        755,250
   CNA Financial Corp.* ..........................     8,300        340,798
   Conseco, Inc.* ................................    32,700        652,365
   Genworth Financial, Inc., Class A .............    15,400        544,698
   Lincoln National Corp. ........................     7,400        504,310
   Loews Corp. ...................................    17,000        738,480
   MBIA, Inc. ....................................    18,136      1,205,500
   MGIC Investment Corp. .........................     5,100        307,785
   Nationwide Financial Services, Inc., Class A ..     6,144        329,318
   Radian Group, Inc. ............................    10,876        624,826
   St. Paul Travelers Companies, Inc., (The) .....    19,344        981,902
                                                               ------------
                                                                 12,079,816
                                                               ------------
MANUFACTURING--3.3%
   Honeywell International, Inc. .................    16,100        747,684
   Mettler-Toledo International, Inc.* ...........     4,500        388,620
   Tomkins PLC - ADR .............................    16,800        339,864
   Tyco International Ltd. .......................    23,623        728,297
                                                               ------------
                                                                  2,204,465
                                                               ------------
MEDIA & ENTERTAINMENT--4.1%
   Clear Channel Communications, Inc. ............    16,200        586,116
   Liberty Media Holding Corp.,
      Capital Series A*...........................     4,957        534,761
   Liberty Media Holding Corp., Interactive
      Class A*....................................    12,486        294,295
                                                               ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




26   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
MEDIA & ENTERTAINMENT--(CONTINUED)
   Time Warner, Inc. .............................    62,066    $ 1,263,043
                                                               ------------
                                                                  2,678,215
                                                               ------------
OIL & GAS - EXPLORATION--2.8%
   Anadarko Petroleum Corp. ......................    25,700      1,033,911
   Chesapeake Energy Corp. .......................    27,000        823,230
                                                               ------------
                                                                  1,857,141
                                                               ------------
OIL & GAS - INTEGRATED MAJORS--7.7%
   Chevron Corp. .................................    21,616      1,483,074
   ConocoPhillips ................................    22,930      1,500,081
   Exxon Mobil Corp. .............................    29,614      2,122,731
   Valero Energy Corp. ...........................      --                0
                                                               ------------
                                                                  5,105,886
                                                               ------------
OIL SERVICES--0.7%
   Helix Energy Solutions Group, Inc.* ...........    14,600        490,122
                                                               ------------
PUBLISHING & INFORMATION SERVICES--2.1%
   Gannett Co., Inc. .............................     5,400        330,804
   Idearc, Inc.* .................................     7,700        261,800
   R. R. Donnelley & Sons Co. ....................    21,700        785,106
                                                               ------------
                                                                  1,377,710
                                                               ------------
RETAIL - HARD GOODS--2.2%
   Home Depot, Inc., (The) .......................    24,300        962,280
   Ross Stores, Inc. .............................    14,400        471,888
                                                               ------------
                                                                  1,434,168
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.3%
   Taiwan Semiconductor Manufacturing Co.,
      Ltd. - ADR..................................    32,400        359,640
   Teradyne, Inc.* ...............................    32,300        520,676
                                                               ------------
                                                                    880,316
                                                               ------------
TECHNOLOGY--1.5%
   United Technologies Corp. .....................    14,800        971,324
                                                               ------------
TELECOMMUNICATION SERVICES--1.6%
   Telecom Corp. New Zealand Ltd. ................    19,300        526,311
   Windstream Corp. ..............................    34,788        523,559
                                                               ------------
                                                                  1,049,870
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
TELECOMMUNICATIONS--1.7%
   AT&T, Inc. ....................................    20,100    $   739,680
   Vodafone Group PLC - ADR ......................    14,297        398,886
                                                               ------------
                                                                  1,138,566
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--2.8%
   Harris Corp. ..................................    14,400        706,752
   Motorola, Inc. ................................    23,900        442,628
   Nokia Oyj .....................................    32,500        709,475
                                                               ------------
                                                                  1,858,855
                                                               ------------
TOBACCO--3.0%
   Altria Group, Inc. ............................    19,192      1,617,502
   Loews Corp. - Carolina Group ..................     5,100        367,353
                                                               ------------
                                                                  1,984,855
                                                               ------------
TRANSPORTATION - ROAD & RAIL--0.5%
   Avis Budget Group, Inc.* ......................    13,300        353,647
                                                               ------------
UTILITIES - ELECTRIC--0.7%
   DTE Energy Co. ................................     9,200        425,960
                                                               ------------
     TOTAL COMMON STOCK
       (Cost $57,209,358) ........................               64,950,521
                                                               ------------
SHORT-TERM INVESTMENTS--1.5%
   PNC Bank Money Market Deposit Account
      4.900% 03/01/07............................. 1,012,250      1,012,250
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,012,250) .........................                1,012,250
                                                               ------------
TOTAL INVESTMENTS--100.0%
  (Cost $58,221,608) .............................               65,962,771
                                                               ------------
OTHER ASSETS IN EXCESS OF LIABILITIES--0.0% ......                      110
                                                               ------------
NET ASSETS--100.0% ...............................             $ 65,962,881
                                                               ============
*  -- Non-income producing.
ADR-- American Depository Receipt.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 27

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND               PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
COMMON STOCK--96.1%
APPAREL--2.8%
   Foot Locker, Inc. .............................    20,700    $   470,304
   NIKE, Inc., Class B ...........................     1,650        172,375
   Polo Ralph Lauren Corp. .......................     4,000        347,920
   VF Corp. ......................................     2,700        215,487
                                                               ------------
                                                                  1,206,086
                                                               ------------
AUTOMOTIVE PARTS & EQUIPMENT--0.9%
   BorgWarner, Inc. ..............................     5,500        405,020
                                                               ------------
BANKS - MAJOR--2.3%
   Comerica, Inc. ................................     7,200        434,808
   Mellon Financial Corp. ........................    12,900        560,247
                                                               ------------
                                                                    995,055
                                                               ------------
BANKS - REGIONAL--1.8%
   Commerce Bancorp, Inc. ........................    23,900        798,738
                                                               ------------
BUILDING PRODUCTS--0.7%
   Masco Corp. ...................................    10,600        316,410
                                                               ------------
CHEMICALS - SPECIALTY--3.5%
   Lubrizol Corp., (The) .........................    10,605        551,460
   PPG Industries, Inc. ..........................     5,500        364,375
   Valspar Corp., (The) ..........................    22,300        604,553
                                                               ------------
                                                                  1,520,388
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--2.0%
   CACI International, Inc., Class A* ............     3,500        162,750
   Diebold, Inc. .................................     4,700        222,639
   Ingram Micro, Inc., Class A* ..................    16,900        328,367
   SRA International, Inc., Class A* .............     7,300        173,010
                                                               ------------
                                                                    886,766
                                                               ------------
COMPUTER SOFTWARE--2.2%
   McAfee, Inc.* .................................    18,087        544,780
   Sybase, Inc.* .................................     8,645        216,039
   Take-Two Interactive Software, Inc.* ..........    12,300        218,940
                                                               ------------
                                                                    979,759
                                                               ------------
CONSULTING SERVICES--1.7%
   Accenture Ltd., Class A .......................     9,700        346,290
   Hewitt Associates, Inc., Class A* .............    12,900        387,258
                                                               ------------
                                                                    733,548
                                                               ------------
CONTAINERS--1.2%
   Crown Holdings, Inc.* .........................    23,100        527,604
                                                               ------------
DATA PROCESSING SERVICES--2.2%
   Dun & Bradstreet Corp., (The) .................     4,300        379,604
   First Data Corp. ..............................    23,700        605,061
                                                               ------------
                                                                    984,665
                                                               ------------
DISTRIBUTION--1.2%
   W.W. Grainger, Inc. ...........................     6,695        516,519
                                                               ------------



                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.5%
   Thermo Fisher Scientific, Inc.* ...............     5,300    $   239,931
                                                               ------------
ELECTRONICS--3.5%
   Amphenol Corp., Class A .......................     2,900        187,166
   Arrow Electronics, Inc.* ......................    17,000        651,440
   Avnet, Inc.* ..................................    18,400        672,888
                                                               ------------
                                                                  1,511,494
                                                               ------------
ENERGY--0.8%
   Peabody Energy Corporation ....................     8,400        339,360
                                                               ------------
FINANCIAL SERVICES--6.8%
   A.G. Edwards, Inc. ............................     4,900        314,629
   Affiliated Managers Group, Inc.* ..............     2,750        312,125
   E*TRADE Financial Corp.* ......................    10,900        251,681
   Federated Investors, Inc., Class B ............    19,200        686,784
   IndyMac Bancorp, Inc. .........................     6,400        219,712
   SLM Corporation ...............................    10,400        443,248
   State Street Corp. ............................     5,000        327,550
   Student Loan Corp., (The) .....................     1,010        193,425
   Western Union Co. .............................    10,000        216,700
                                                               ------------
                                                                  2,965,854
                                                               ------------
FOODS--1.1%
   Kroger Co., (The) .............................    18,800        482,596
                                                               ------------
GAS UTILITIES--1.0%
   Energen Corp. .................................     8,800        426,624
                                                               ------------
HEALTH CARE - SERVICES--5.7%
   Coventry Health Care, Inc.* ...................    13,600        740,112
   DaVita, Inc.* .................................    10,100        550,955
   Kindred Healthcare, Inc.* .....................    13,300        437,836
   Lincare Holdings, Inc.* .......................    19,200        749,760
                                                               ------------
                                                                  2,478,663
                                                               ------------
INSURANCE - LIFE--2.9%
   Lincoln National Corp. ........................     9,100        620,165
   Unum Group ....................................    29,500        631,595
                                                               ------------
                                                                  1,251,760
                                                               ------------
INSURANCE - OTHER--14.6%
   AMBAC Financial Group, Inc. ...................     7,300        639,772
   Assurant, Inc. ................................     8,000        427,600
   Assured Guaranty Ltd. .........................    14,000        396,200
   CIGNA Corp. ...................................     3,700        527,250
   CNA Financial Corp.* ..........................     7,700        316,162
   Everest Re Group Ltd. .........................     2,900        281,909
   First American Corp. ..........................     7,600        358,340
   Hanover Insurance Group, Inc. (The) ...........    10,270        482,382
   LandAmerica Financial Group, Inc. .............     5,200        361,764
   Marsh & McLennan Companies, Inc. ..............    10,500        308,910
   MBIA, Inc. ....................................     5,300        352,291
   Nationwide Financial Services, Inc., Class A ..     9,600        514,560
   PMI Group, Inc., (The) ........................    15,500        726,485
                                                               ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



28   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
INSURANCE - OTHER--(CONTINUED)
   Radian Group, Inc. ............................     9,300   $    534,285
   White Mountains Insurance Group Ltd. ..........       285        163,835
                                                               ------------
                                                                  6,391,745
                                                               ------------
INTERNET SERVICES--0.8%
   Symantec Corp.* ...............................    20,600        352,260
                                                               ------------
LEISURE & LODGING--2.5%
   Hilton Hotels Corp. ...........................    13,600        480,080
   Scientific Games Corp., Class A* ..............    18,800        614,760
                                                               ------------
                                                                  1,094,840
                                                               ------------
MACHINERY--0.7%
   Terex Corp.* ..................................     4,540        298,914
                                                               ------------
MANUFACTURING--4.6%
   Dover Corp. ...................................    12,400        592,596
   Ingersoll-Rand Co. Ltd., Class A ..............     7,100        307,501
   Knoll, Inc. ...................................    25,100        581,065
   Stanley Works, (The) ..........................     9,600        533,472
                                                               ------------
                                                                  2,014,634
                                                               ------------
MEDIA--1.6%
   Meredith Corp. ................................    12,100        707,487
                                                               ------------
MEDICAL EQUIPMENT & SUPPLIES--0.8%
   C.R. Bard, Inc. ...............................     4,400        351,120
                                                               ------------
OIL & GAS - EXPLORATION--6.2%
   Anadarko Petroleum Corp. ......................    16,900        679,887
   Chesapeake Energy Corp. .......................    19,100        582,359
   Murphy Oil Corp. ..............................     6,500        336,830
   Newfield Exploration Co.* .....................     5,000        216,100
   Pioneer Natural Resources Co. .................     8,300        319,135
   Pogo Producing Co. ............................    12,300        587,817
                                                               ------------
                                                                  2,722,128
                                                               ------------
PUBLISHING & INFORMATION SERVICES--1.9%
McGraw-Hill Companies, Inc., (The) ...............     6,400        413,504
   R. R. Donnelley & Sons Co. ....................    11,900        430,542
                                                               ------------
                                                                    844,046
                                                               ------------
REAL ESTATE INVESTMENT TRUST (REIT)--2.2%
   AvalonBay Communities, Inc. ...................     1,650        226,974
   Equity Residential ............................     3,400        172,686
   SL Green Realty Corp. .........................     1,850        269,841
   Ventas, Inc. ..................................     6,825        312,790
                                                               ------------
                                                                    982,291
                                                               ------------
RECREATIONAL PRODUCTS - TOYS--1.6%
   Hasbro, Inc. ..................................     9,700        274,413
   Mattel, Inc. ..................................    16,300        423,963
                                                               ------------
                                                                    698,376
                                                               ------------
RESTAURANTS--1.7%
   Burger King Holdings, Inc. ....................    34,100        726,330
                                                               ------------


                                                    Number
                                                   of Shares       Value
                                                   ---------    -----------
RETAIL - HARD GOODS--0.4%
   Sherwin-Williams Co., (The) ...................     2,600    $   173,030
                                                               ------------
SAVINGS & LOANS--0.3%
   Hudson City Bancorp, Inc. .....................    11,300        151,420
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--1.4%
   Emulex Corp.* .................................    17,000        304,300
   Teradyne, Inc.* ...............................    19,700        317,564
                                                               ------------
                                                                    621,864
                                                               ------------
TELECOMMUNICATION SERVICES--1.2%
   Amdocs Ltd.* ..................................     8,400        290,724
   Windstream Corp. ..............................    15,100        227,255
                                                               ------------
                                                                    517,979
                                                               ------------
TELECOMMUNICATIONS--1.4%
   CenturyTel, Inc. ..............................     7,300        326,675
   Embarq Corp. ..................................     5,500        304,425
                                                               ------------
                                                                    631,100
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--2.7%
   Comverse Tecnology, Inc.* .....................    23,300        512,134
   Harris Corp. ..................................    13,700        672,396
                                                               ------------
                                                                  1,184,530
                                                               ------------
TOBACCO--0.7%
   Loews Corp. - Carolina Group ..................     4,300        309,729
                                                               ------------
TRANSPORT - SERVICES--0.6%
   Laidlaw International, Inc. ...................     8,100        276,858
                                                               ------------
TRANSPORTATION - ROAD & RAIL--1.3%
   Hertz Global Holdings, Inc.* ..................    26,300        559,138
                                                               ------------
TRAVEL SERVICES--1.2%
   Expedia, Inc.* ................................    10,264        218,213
   Sabre Holdings Corp., Class A .................     9,200        297,436
                                                               ------------
                                                                    515,649
                                                               ------------
UTILITIES - ELECTRIC--0.9%
   Sierra Pacific Resources* .....................    22,500        390,600
                                                               ------------
     TOTAL COMMON STOCK
       (Cost $36,614,984) ........................               42,082,908
                                                               ------------
SHORT-TERM INVESTMENTS--4.0%
   PNC Bank Money Market Deposit Account
      4.90% 03/01/07.............................. 1,752,529      1,752,529
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $1,752,529) .........................                1,752,529
                                                               ------------
TOTAL INVESTMENTS--100.1%
  (Cost $38,367,513) .............................               43,835,437
                                                               ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.1)% ....                  (50,667)
                                                               ------------
NET ASSETS--100.0% ...............................             $ 43,784,770
                                                               ============
* -- Non-income producing.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2007 | 29

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND               PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
COMMON STOCK--98.4%
APPAREL--5.1%
   Jones Apparel Group, Inc. .....................     4,435    $   146,000
   Liz Claiborne, Inc. ...........................     4,325        194,625
   NIKE, Inc., Class B ...........................     2,040        213,119
   Oxford Industries, Inc. .......................     1,255         61,985
   Pacific Sunwear of California, Inc.* ..........    11,910        214,380
   VF Corp. ......................................     1,515        120,912
                                                               ------------
                                                                    951,021
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--5.1%
   Agilysys, Inc. ................................     6,845        143,745
   Hewlett-Packard Co. ...........................     9,720        382,774
   International Business Machines Corp. .........     4,635        431,101
                                                               ------------
                                                                    957,620
                                                               ------------
COMPUTER SOFTWARE--2.3%
   Microsoft Corp. ...............................    12,080        340,294
   Sybase, Inc.* .................................     3,860         96,461
                                                               ------------
                                                                    436,755
                                                               ------------
CONSUMER NON-CYCLICAL--0.5%
   National Presto Industries, Inc. ..............     1,625        102,733
                                                               ------------
CONSUMER PRODUCTS--1.1%
   Tupperware Brands Corp. .......................     8,415        196,995
                                                               ------------
DATA PROCESSING SERVICES--1.0%
   First Data Corp. ..............................     7,510        191,730
                                                               ------------
DISTRIBUTION--1.8%
   Avnet, Inc.* ..................................     4,440        162,371
   W.W. Grainger, Inc. ...........................     2,390        184,388
                                                               ------------
                                                                    346,759
                                                               ------------
DIVERSIFIED OPERATION--6.0%
   Aeroflex, Inc. ................................     3,210         36,690
   Leggett & Platt, Inc. .........................     2,875         68,482
   Loews Corp. ...................................    20,870        906,593
   Rent-A-Center, Inc.* ..........................     3,715        105,209
                                                               ------------
                                                                  1,116,974
                                                               ------------
ELECTRONIC COMPONENTS & INSTRUMENTS--0.7%
   Bel Fuse, Inc., Class B .......................     1,415         44,983
   Parker-Hannifin Corp. .........................     1,105         91,041
                                                               ------------
                                                                    136,024
                                                               ------------
FINANCIAL SERVICES--6.1%
   Castlepoint Holdings Ltd. 144A ++* ............     3,725         40,044
   Citigroup, Inc. ...............................     3,565        179,676
   Countrywide Financial Corp. ...................     4,429        169,542
   Fannie Mae ....................................     2,510        142,392
   Freddie Mac ...................................     6,835        438,670
   Highland Financial Trust 144A ++* .............     2,755         45,458
                                                               ------------


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
FINANCIAL SERVICES--(CONTINUED)
   Peoples Choice Financial Corp. 144A ++* .......     1,465    $     2,198
   SLM Corporation ...............................     2,905        123,811
   Tac Acquisition Corp.* ........................     7,355              0
                                                               ------------
                                                                  1,141,791
                                                               ------------
FOODS--1.1%
   Constellation Brands, Inc., Class A* ..........       697         16,351
   Nestle S.A. - ADR .............................     2,120        197,036
                                                               ------------
                                                                    213,387
                                                               ------------
HEALTH & PERSONAL CARE--2.4%
   Johnson & Johnson .............................     7,230        455,851
                                                               ------------
HEALTH CARE - DRUGS--7.0%
   AstraZeneca PLC ...............................     4,265        239,394
   Pfizer, Inc. ..................................    22,826        569,737
   Sanofi-Aventis - ADR ..........................     7,545        319,984
   Wyeth .........................................     3,750        183,450
                                                               ------------
                                                                  1,312,565
                                                               ------------
HEALTH CARE - SERVICES--2.4%
   DaVita, Inc.* .................................     4,185        228,291
   Lincare Holdings, Inc.* .......................     5,515        215,361
                                                               ------------
                                                                    443,652
                                                               ------------
INFORMATION SERVICE--0.6%
   Fidelity National Information .................     2,300        105,685
                                                               ------------
INSURANCE - LIFE--1.7%
   Torchmark Corp. ...............................     1,945        124,324
   Unum Group ....................................     9,046        193,675
                                                               ------------
                                                                    317,999
                                                               ------------
INSURANCE - OTHER--23.6%
   ACE Ltd. ......................................    12,450        699,192
   Alleghany Corp.* ..............................     1,591        621,476
   AMBAC Financial Group, Inc. ...................     1,280        112,179
   American International Group, Inc. ............     3,585        240,554
   Assured Guaranty Ltd. .........................     7,073        200,166
   CNA Financial Corp.* ..........................     5,500        225,830
   First American Corp. ..........................     1,295         61,059
   Hanover Insurance Group, Inc. .................     4,520        212,304
   Hartford Financial Services Group, Inc. .......       349         33,002
   Marsh & McLennan Companies, Inc. ..............     4,655        136,950
   MBIA, Inc. ....................................     7,525        500,187
   Millea Holdings,  Inc. - ADR ..................     1,675         62,109
   National Atlantic Holdings Corp., Class A* ....     4,005         50,783
   Quanta Capital Holdings Ltd.* .................    23,520         51,979
   Radian Group, Inc. ............................     3,840        220,608
   RAM Holdings Ltd.* ............................     3,635         59,578



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.




30   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (continued)
                                                        PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
INSURANCE - OTHER--(CONTINUED)
   Security Capital Assurance ....................     5,740    $   170,708
   Specialty Underwriters' Alliance, Inc.* .......     3,170         22,983
   St. Paul Travelers Companies, Inc., (The) .....     5,520        280,195
   Wesco Financial Corp. .........................       185         87,773
   White Mountains Insurance Group Ltd. ..........       665        382,282
                                                               ------------
                                                                  4,431,897
                                                               ------------
INTERNET SERVICES--2.0%
   Expedia, Inc.* ................................     4,399         93,523
   IAC/InterActiveCorp* ..........................     2,585        101,332
   Symantec Corp.* ...............................    11,000        188,100
                                                               ------------
                                                                    382,955
                                                               ------------
INVESTMENT COMPANY--0.3%
   Kohlberg Capital Corp.* .......................     3,170         50,530
                                                               ------------
LEISURE & LODGING--0.5%
   International Speedway Corp., Class A .........     1,790         95,228
                                                               ------------
MANUFACTURING--3.8%
   Dover Corp. ...................................     4,035        192,833
   Makita Corp. - ADR ............................     5,925        216,144
   Tyco International Ltd. .......................     9,720        299,667
                                                               ------------
                                                                    708,644
                                                               ------------
MEDIA & ENTERTAINMENT--0.5%
   Clear Channel Communications, Inc. ............     2,580         93,344
                                                               ------------
MEDICAL EQUIPMENT AND SUPPLIES--1.0%
   Becton, Dickinson and Co. .....................     2,490        189,215
                                                               ------------
OFFICE EQUIPMENT & SUPPLIES--0.5%
   Avery Dennison Corp. ..........................     1,480         98,361
   Xerox Corp.* ..................................        --              0
                                                               ------------
                                                                     98,361
                                                               ------------
OIL & GAS - EXPLORATION--3.9%
   Anadarko Petroleum Corp. ......................     5,210        209,598
   Apache Corp. ..................................     1,605        109,991
   Devon Energy Corp. ............................     2,510        164,932
   Pioneer Natural Resources Co. .................     3,935        151,301
   Quest Resource Corp.* .........................     2,263         19,054
   Quest Resource Corp. 144A ++* .................     2,430         20,461
   Rosetta Resources, Inc. 144A ++* ..............     2,035         37,383
   Rosetta Resources, Inc.* ......................       670         12,308
                                                               ------------
                                                                    725,028
                                                               ------------


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
OIL & GAS - INTEGRATED MAJORS--3.7%
   Chevron Corp. .................................     4,250    $   291,592
   ConocoPhillips ................................     4,911        321,278
   Royal Dutch Shell PLC, Class A - ADR ..........     1,170         76,062
                                                               ------------
                                                                    688,932
                                                               ------------
REAL ESTATE--0.2%
   Meruelo Maddux Properties, Inc.* ..............     3,255         31,215
                                                               ------------
REAL ESTATE INVESTMENT TRUST (REIT)--2.1%
   Alesco Financial, Inc. 144A ++ ................     5,472         59,043
   Ashford Hospitality Trust .....................     4,075         50,530
   CBRE Realty Finance, Inc. 144A ++ .............     4,520         58,805
   CBRE Realty Finance, Inc. .....................     2,350         30,738
   KKR Financial Corp. ...........................     1,320         36,472
   Luminent Mortgage Capital, Inc. ...............     3,330         30,703
   National Health Investors, Inc. ...............     3,595        109,289
   Rait Investment Trust .........................       363         12,142
                                                               ------------
                                                                    387,722
                                                               ------------
RECREATIONAL PRODUCTS - TOYS--2.7%
   Hasbro, Inc. ..................................     9,160        259,137
   Mattel, Inc. ..................................     9,730        253,077
                                                               ------------
                                                                    512,214
                                                               ------------
RETAIL - HARD GOODS--0.6%
   Claire's Stores, Inc. .........................     3,430        110,240
                                                               ------------
SERVICES - BUSINESS--1.2%
   Dun & Bradstreet Corp., (The) .................     2,460        217,169
                                                               ------------
TELECOMMUNICATION SERVICES--2.5%
   Embarq Corp. ..................................     2,125        117,619
   Vodafone Group PLC ............................    12,838        358,180
                                                               ------------
                                                                    475,799
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--2.0%
   Motorola, Inc. ................................    13,210        244,649
   Nokia Oyj .....................................     6,110        133,381
                                                               ------------
                                                                    378,030
                                                               ------------
TRANSPORTATION - SHIPPING--0.3%
   Danaos Corp. ..................................     2,495         59,007
                                                               ------------
TRAVEL SERVICES--0.6%
   Sabre Holdings Corp., Class A .................     3,760        121,561
                                                               ------------
UTILITIES - ELECTRIC--1.5%
   Korea Electric Power Corp. - ADR ..............    13,020        273,550
                                                               ------------
     TOTAL COMMON STOCK
       (Cost $15,992,469) ........................               18,458,182
                                                               ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 31

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)
                                                        PORTFOLIO OF INVESTMENTS


                                                      Par
                                                     (000)         Value
                                                   ---------    -----------
INVESTMENT COMPANY--0.1%
   Morgan Stanley Asia-Pacific Fund, Inc. ........   $   620   $     11,656
                                                               ------------
     TOTAL INVESTMENT COMPANY
       (Cost $6,643) .............................                   11,656
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
SHORT-TERM INVESTMENTS--2.0%
   PNC Bank Money Market Deposit Account
      4.900% 03/01/07 ............................   381,653        381,653
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $381,653) ...........................                  381,653
                                                               ------------
TOTAL INVESTMENTS--100.5%
   (Cost $16,380,764) ............................               18,851,491
                                                               ------------
OPTIONS WRITTEN--(0.3%)
   Anadarko Petroleum Corp. CalL Options Expire
      08/18/07 $40.00 ............................       (26)        (9,376)
   Motorola, Inc. Call Options
      Expire 07/21/07 $17.50 .....................       (62)       (13,039)
   Pacific Sunwear of California, Inc.
      Call Options Expire 03/17/07 $15.00 ........       (48)       (14,880)
   Pacific Sunwear of California, Inc.
      Call Options Expire 06/16/07 $20.00 ........       (43)        (3,014)
   Symantec Corp. Call Options Expire
      04/21/07 $17.00 ............................       (53)        (3,906)
   Symantec Corp. Call Options Expire
      07/21/07 $16.50 ............................       (57)        (9,764)
                                                               ------------
     TOTAL OPTIONS WRITTEN
       (Cost $(76,886)) ..........................                  (53,979)
                                                               ------------
TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN--100.2%
  (Cost $16,303,878) .............................              $18,797,512
                                                               ------------
LIABIITIES IN EXCESS OF OTHER ASSETS--(0.2)% .....                  (46,121)
                                                               ------------
NET ASSETS--100.0% ...............................             $ 18,751,391
                                                               ============
*  -- Non-income producing.

++ -- -Security has been valued at fair market value as determined in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.

ADR -- American Depository Receipt.

144 A -- -Security was purchased  pursuant to Rule 144A under  Securities Act of
   1933 and may not be resold subject to that rule except to qualified institutional buyers.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



32   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND (formerly Robeco WPG Tudor Fund)
                                                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
COMMON STOCK--92.4%
AIRLINES--1.5%
   JetBlue Airways Corp. * .......................    30,100   $    370,531
   Republic Airways Holdings, Inc.* ..............    14,580        288,976
   World Air Holdings, Inc.* .....................    14,400        146,160
                                                               ------------
                                                                    805,667
                                                               ------------
APPAREL--2.4%
   Genesco, Inc.* ................................     6,800        272,000
   Lakeland Industries, Inc. #* ..................    56,914        767,197
   Quiksilver, Inc.* .............................    18,000        250,920
                                                               ------------
                                                                  1,290,117
                                                               ------------
BANKS - REGIONAL--6.1%
   Bank Mutual Corp. .............................    55,200        645,288
   Berkshire Hills Bancorp, Inc. .................    10,900        376,813
   Citizens Banking Corp. ........................    22,100        501,670
   First Financial Bankshares, Inc. ..............         1             42
   First State Bancorporation ....................    15,600        348,192
   PFF Bancorp, Inc. .............................     7,500        237,150
   Synergy Financial Group, Inc. .................    44,300        713,673
   Westfield Financial, Inc. .....................    49,700        525,329
                                                               ------------
                                                                  3,348,157
                                                               ------------
BUILDING & CONSTRUCTION--0.5%
   WCI Communities, Inc.#* .......................    12,100        251,922
                                                               ------------
CHEMICALS - COMMODITY--0.9%
   Methanex Corp. ................................    18,500        467,865
                                                               ------------
CHEMICALS - SPECIALTY--0.6%
   Omnova Solutions, Inc.* .......................    55,300        336,224
                                                               ------------
COMMERCIAL SERVICES--0.7%
   LECG Corp.* ...................................    29,400        395,136
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--4.3%
   Foundry Networks, Inc.* .......................    27,000        394,200
   Neoware, Inc. #* ..............................    72,800        857,584
   Rackable Systems, Inc.* .......................    33,500        583,235
   WidePoint Corp.* ..............................   238,700        501,270
                                                               ------------
                                                                  2,336,289
                                                               ------------
CONSULTING SERVICES--4.2%
   BearingPoint, Inc.* ...........................    38,900        311,200
   First Consulting Group, Inc.* .................    13,060        157,765
   FTI Consulting, Inc.* .........................    13,900        466,623
   ICF International, Inc.* ......................    53,800        794,626
   Navigant Consulting, Inc.* ....................    29,300        567,541
                                                               ------------
                                                                  2,297,755
                                                               ------------
CONSUMER PRODUCTS--2.9%
   Flanders Corp.* ...............................    28,000        218,680
   Jarden Corp.* .................................    17,700        648,351
   Libbey, Inc.# .................................    57,900        717,960
                                                               ------------
                                                                  1,584,991
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
DATA PROCESSING SERVICES--0.7%
   MoneyGram International, Inc. .................    13,430    $   403,706
                                                               ------------
ELECTRONIC EQUIPMENT & PRODUCTS--0.8%
   Measurement Specialties, Inc.*  ...............    13,200        304,392
   SonoSite, Inc.* ...............................     4,300        129,344
                                                               ------------
                                                                    433,736
                                                               ------------
ENGINE MANUFACTURING--0.5%
   Briggs & Stratton Corp. .......................     8,900        260,236
                                                               ------------
FINANCIAL SERVICES--2.1%
   Technology Investment Capital Corp. ...........    30,645        501,659
   WSFS Financial Corp. ..........................     9,400        630,740
                                                               ------------
                                                                  1,132,399
                                                               ------------
FOODS--1.7%
   Chiquita Brands International, Inc. ...........    18,500        268,250
   Del Monte Foods Co. ...........................    58,300        670,450
                                                               ------------
                                                                    938,700
                                                               ------------
GAS UTILITIES--1.6%
   New Jersey Resources Corp. ....................     4,800        237,072
   UGI Corp. .....................................    13,100        342,041
   Vectren Corp. .................................    11,100        310,911
                                                               ------------
                                                                    890,024
                                                               ------------
HEALTH CARE - DRUGS--0.1%
   Matrixx Initiatives, Inc.* ....................     3,100         55,397
                                                               ------------
HEALTH CARE - SERVICES--0.7%
   LifePoint Hospitals, Inc.* ....................    11,100        406,260
                                                               ------------
HOUSEHOLD PRODUCTS--3.4%
   Lifetime Brands, Inc. # .......................    96,930      1,875,595
                                                               ------------
INSURANCE - OTHER--7.3%
   AmCOMP, Inc.* .................................    59,540        626,956
   Amerisafe, Inc.* ..............................    16,560        306,029
   Aspen Insurance Holdings Ltd. .................    15,100        400,150
   Assured Guaranty Ltd. .........................    26,900        761,270
   Darwin Professional Underwriters, Inc.* .......    23,100        554,400
   Employers Holdings, Inc.* .....................       400          8,160
   Endurance Specialty Holdings Ltd. .............    10,300        365,238
   Hallmark Financial Services, Inc.* ............    63,100        697,255
   Hooper Holmes, Inc.* ..........................    76,740        295,449
                                                               ------------
                                                                  4,014,907
                                                               ------------
INTERNET SERVICES--1.6%
   SafeNet, Inc.* ................................    31,800        872,910
                                                               ------------
MACHINERY - GENERAL INDUSTRY--0.7%
   Altra Holdings, Inc.* .........................    26,600        400,596
                                                               ------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2007 | 33

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND (formerly Robeco WPG Tudor Fund) (continued)
                                                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
MANUFACTURING--0.6%
   Olin Corp. ....................................    20,300   $    351,190
                                                               ------------
MEDICAL EQUIPMENT AND SUPPLIES--1.0%
   Dexcom, Inc. #* ...............................    28,200        228,138
   Digital Angel Corp.#* .........................    24,500         61,005
   Foxhollow Technologies, Inc.* .................    12,400        277,264
                                                               ------------
                                                                    566,407
                                                               ------------
METALS & MINING--2.3%
   Uranium Resources, Inc.* ......................   227,277      1,261,387
                                                               ------------
OIL & GAS - EXPLORATION--6.9%
   Aurora Oil & Gas Corp.* .......................   197,200        485,112
   Bronco Drilling Co., Inc.* ....................    24,020        360,780
   Edge Petroleum Corp.* .........................    28,700        360,759
   Endeavor International Corp.* .................    88,200        182,574
   Geomet, Inc.* .................................   132,900      1,095,096
   InterOil Corp.#* ..............................    25,100        611,938
   Rosetta Resources, Inc.* ......................    17,700        325,149
   Rosetta Resources, Inc. 144A ++* ..............    18,000        330,660
   Warren Resources, Inc.* .......................     4,900         54,929
                                                               ------------
                                                                  3,806,997
                                                               ------------
OIL SERVICES--2.2%
   Hanover Compressor Co.* .......................    19,300        423,635
   Newpark Resources, Inc.* ......................   125,400        764,940
                                                               ------------
                                                                  1,188,575
                                                               ------------
PAPER, FOREST PRODUCTS & PACKAGING--0.4%
   Schweitzer-Mauduit International, Inc. ........     9,210        219,751
                                                               ------------
PUBLISHING & INFORMATION SERVICES--7.0%
   MDC Partners, Inc.* ...........................   286,610      2,201,165
   Princeton Review, Inc., (The) #* ..............   239,999      1,243,195
   Valassis Communications, Inc.*  ...............    22,000        366,080
                                                               ------------
                                                                  3,810,440
                                                               ------------
REAL ESTATE INVESTMENT TRUST (REIT)--10.0%
   Annaly Capital Management, Inc. ...............    25,800        361,716
   Anworth Mortgage Asset Corp. ..................    54,300        482,727
   Capital Lease Funding,  Inc. ..................    75,500        801,055
   CBRE Realty Finance,  Inc. ....................    33,400        436,872
   Colonial  Properties  Trust ...................     4,400        202,180
   Federal Realty Investment Trust ...............     3,100        280,519
   KKR Financial Corp. ...........................    14,100        389,583
   Luminent Mortgage Capital, Inc. ...............   132,800      1,224,416
   MFA Mortgage Investments, Inc. ................   106,800        791,388
   Sun Communities, Inc. .........................    16,300        500,084
                                                               ------------
                                                                  5,470,540
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
RESTAURANTS--2.0%
   Carrols Restaurant Group, Inc.* ...............    61,400    $   816,620
   Cheesecake Factory, Inc., (The)* ..............    10,200        278,358
                                                               ------------
                                                                  1,094,978
                                                               ------------
SAVINGS & LOANS--1.8%
   Dearborn Bancorp, Inc.* .......................    26,250        507,937
   Newalliance Bancshares, Inc. ..................    31,800        502,440
                                                               ------------
                                                                  1,010,377
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--0.5%
   OmniVision Technologies, Inc.#* ...............    20,900        270,864
                                                               ------------
SERVICES - BUSINESS--4.0%
   Macquarie Infrastucture Co. Trust .............    10,100        388,850
   Marlin Business Services Corp.* ...............    24,000        550,320
   Pre-Paid Legal Services, Inc. # ...............    13,280        549,526
   The Providence Service Corp.#* ................    31,200        686,400
                                                               ------------
                                                                  2,175,096
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--3.3%
   Axesstel, Inc.* ...............................   300,760        622,573
   CPI International, Inc.* ......................    43,450        761,679
   Plantronics, Inc. .............................    21,100        431,706
                                                               ------------
                                                                  1,815,958
                                                               ------------
TOBACCO--0.5%
   Universal Corp. ...............................     5,300        279,151
                                                               ------------
TRANSPORT - SERVICES--1.7%
   Navios Maritime Holdings, Inc. ................   116,000        919,880
                                                               ------------
TRUCKING--0.9%
   Marten Transport Ltd.* ........................    29,410        490,853
                                                               ------------
UTILITIES - ELECTRIC--2.0%
   El Paso Electric Co.* .........................    21,800        513,172
   Great Plains Energy, Inc. .....................     9,700        301,573
   Hawaiian Electric Industries, Inc. ............    10,200        266,934
                                                               ------------
                                                                  1,081,679
                                                               ------------
     TOTAL COMMON STOCK
       (Cost $45,157,701).........................               50,612,712
                                                               ------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



34   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND (formerly Robeco WPG Tudor Fund) (concluded)
                                                        PORTFOLIO OF INVESTMENTS


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
RIGHTS/WARRANTS--0.7%
TRANSPORT - SERVICES--0.7%
   Navios Maritime Holdings, Inc. Expires
      12/09/08 $5.00* ............................   130,850   $    392,550
                                                               ------------
     TOTAL RIGHTS/WARRANTS
       (Cost $0) .................................                  392,550
                                                               ------------
SHORT-TERM INVESTMENTS--8.0%
   Dreyfus Government Cash Management Fund
      5.139% 03/01/07............................. 4,344,833      4,344,833
                                                               ------------
     TOTAL SHORT-TERM INVESTMENTS
       (Cost $4,344,833) .........................                4,344,833
                                                               ------------
TOTAL INVESTMENTS--101.1%
  (Cost $49,502,534) .............................               55,350,095
                                                               ------------
LIABILITIES IN EXCESS OF
OTHER ASSETS--(1.1)% .............................                 (583,488)
                                                               ------------
NET ASSETS--100.0% ...............................             $ 54,766,607
                                                               ------------
---------------
* --     Non-income producing.
# --     Portion of security out on loan.
++  --   Security has been valued at fair market value as  determined  in good faith by or under the direction of The RBB Fund, Inc.'s Board of Directors.
144A -- Security was purchased pursuant to Rule 144A under Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2007 | 35

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND                        PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
COMMON STOCK--100.6%
AEROSPACE/DEFENSE--2.0%
   General Dynamics Corp. ........................     4,750   $    363,185
                                                               ------------
AIRLINES--0.8%
   US Airways Group, Inc.* .......................     2,800        146,412
                                                               ------------
BIOTECHNOLOGY--0.6%
   Genentech, Inc.* ..............................     1,400        118,118
                                                               ------------
CHEMICALS - COMMODITY--2.3%
   Lyondell Chemical Co. .........................    13,300        423,738
                                                               ------------
CHEMICALS - SPECIALTY--1.1%
   Celanese Corp., Series A ......................     7,050        201,489
                                                               ------------
COMPUTER EQUIPMENT & SERVICES--6.2%
   Hewlett-Packard Co. ...........................    15,650        616,297
   International Business Machines Corp. .........     5,500        511,555
                                                               ------------
                                                                  1,127,852
                                                               ------------
COMPUTER SOFTWARE--3.2%
   Microsoft Corp. ...............................    20,500        577,485
                                                               ------------
CONSUMER CYCLICAL SERVICES--1.7%
   Coach, Inc.* ..................................     4,250        200,600
   Wal-Mart Stores, Inc. .........................     2,300        111,090
                                                               ------------
                                                                    311,690
                                                               ------------
CONSUMER NON-CYCLICAL--5.1%
   Energizer Holdings, Inc.* .....................     6,400        549,888
   Procter & Gamble Co., (The) ...................     5,950        377,765
                                                               ------------
                                                                    927,653
                                                               ------------
DIVERSIFIED OPERATIONS--1.2%
   General Electric Co. ..........................     6,050        211,266
                                                               ------------
ENERGY--1.5%
   Sempra Energy .................................     4,550        273,228
                                                               ------------
FINANCIAL SERVICES--6.8%
   American Express Co. ..........................     6,850        389,559
   Ameriprise Financial, Inc. ....................     1,760        102,890
   Goldman Sachs Group, Inc., (The) ..............     2,150        433,440
   JPMorgan Chase & Co. ..........................     6,200        306,280
                                                               ------------
                                                                  1,232,169
                                                               ------------
FOODS--5.2%
   Altria Group, Inc. ............................     2,300        193,844
   General Mills, Inc. ...........................     9,200        518,512
   Safeway, Inc. .................................     6,650        229,890
                                                               ------------
                                                                    942,246
                                                               ------------
HEALTH & PERSONAL CARE--1.2%
   Becton, Dickinson and Co. .....................     2,900        220,371
                                                               ------------


                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
HEALTH CARE - SERVICES--6.1%
   Express Scripts, Inc.* ........................     2,950    $   222,459
   Humana, Inc.* .................................     3,550        212,432
   McKesson Corp. ................................     6,200        345,712
   UnitedHealth Group, Inc. ......................     6,250        326,250
                                                               ------------
                                                                  1,106,853
                                                               ------------
HEALTHCARE FACILITIES/SUPPLIES--6.1%
   Gilead Sciences, Inc.* ........................     8,850        633,306
   GlaxoSmithKline PLC - ADR .....................     3,250        182,552
   Pfizer, Inc. ..................................    11,900        297,024
                                                               ------------
                                                                  1,112,882
                                                               ------------
INSURANCE - OTHER--3.1%
   Allstate Corp., (The) .........................     4,300        258,258
   Principal Financial Group, Inc. (The) .........     2,050        124,824
   St. Paul Travelers Companies, Inc., (The) .....     3,650        185,274
                                                               ------------
                                                                    568,356
                                                               ------------
INTERNET SERVICES--1.8%
   Expedia, Inc.* ................................    15,150        322,089
                                                               ------------
INTERNET SOFTWARE--1.8%
   Google, Inc., Class A* ........................       300        134,835
   Novell, Inc.* .................................    29,600        195,952
                                                               ------------
                                                                    330,787
                                                               ------------
MACHINERY--1.0%
   Terex Corp.* ..................................     2,800        184,352
                                                               ------------
MEDIA & ENTERTAINMENT--2.3%
   CBS Corp., Class B ............................    13,550        411,243
                                                               ------------
MEDICAL EQUIPMENT AND SUPPLIES--3.7%
   AstraZeneca PLC - ADR .........................     4,500        252,585
   Waters Corp.* .................................     7,600        412,376
                                                               ------------
                                                                    664,961
                                                               ------------
METALS--0.6%
   Phelps Dodge Corp. ............................       900        112,419
                                                               ------------
OIL & GAS - EXPLORATION--1.6%
   Marathon Oil Corp. ............................     3,250        294,905
                                                               ------------
OIL & GAS - REFINING & MARKETING--1.1%
   Frontier Oil Corp. ............................     6,950        205,373
                                                               ------------
OIL SERVICES--1.0%
   SEACOR Holdings, Inc.* ........................     1,900        183,920
                                                               ------------
PUBLISHING & INFORMATION SERVICES--1.8%
McGraw-Hill Companies, Inc., (The) ...............     5,150        332,742
                                                               ------------
RESTAURANTS--1.7%
   Yum! Brands, Inc. .............................     5,250        304,185
                                                               ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



36   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND (concluded)            PORTFOLIO OF INVESTMENTS

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
RETAIL--5.0%
   AutoZone, Inc.* ...............................     2,600   $    325,754
   J.C. Penney Co., Inc. .........................     7,300        592,103
                                                               ------------
                                                                    917,857
                                                               ------------
RETAIL - FOOD & DRUG--2.2%
   CVS Corp. .....................................    12,450        391,055
                                                               ------------
RETAIL - HARD GOODS--2.5%
   Nordstrom, Inc. ...............................     8,500        451,265
                                                               ------------
SEMICONDUCTOR EQUIPMENT & PRODUCTS--6.1%
   Advanced Micro Devices, Inc.* .................     4,050         60,993
   Intel Corp. ...................................    28,450        564,732
   Intersil Corp., Class A .......................     9,850        260,533
   Micron Technology, Inc.* ......................    19,250        228,305
                                                               ------------
                                                                  1,114,563
                                                               ------------
SERVICES - BUSINESS--2.5%
   Accenture Ltd., Class A .......................    12,500        446,250
                                                               ------------
TECHNOLOGY--2.6%
   Seagate Technology, Inc. ......................    17,350        466,715
                                                               ------------
TELECOMMUNICATIONS--0.8%
   AT&T, Inc. ....................................     4,150        152,720
                                                               ------------
TELECOMMUNICATIONS EQUIPMENT--3.3%
   Motorola, Inc. ................................    16,450        304,654
   Nokia Oyj - ADR ...............................    13,200        288,156
                                                               ------------
                                                                    592,810
                                                               ------------
TRANSPORTATION - ROAD & RAIL--1.1%
   Ryder System, Inc. ............................     3,950        203,188
                                                               ------------
TRANSPORTATION - SHIPPING--1.9%
   Burlington Northern Santa Fe Corp. ............     4,400        348,436
                                                               ------------
     TOTAL COMMON STOCK
       (Cost $15,379,021) ........................               18,296,828
                                                               ------------

                                                     Number
                                                   of Shares       Value
                                                   ---------    -----------
INVESTMENT COMPANY--0.3%
INVESTMENT COMPANY--0.3%
   iShares Russell 1000 Growth
Index Fund .......................................       850   $     47,167
                                                               ------------
     TOTAL INVESTMENT COMPANY
       (Cost $47,731) ............................                   47,167
                                                               ------------
TOTAL INVESTMENTS--100.9%
  (Cost $15,426,752) .............................               18,343,995
                                                               ------------
LIABILITIES IN EXCESS OF OTHER ASSETS--(0.9)% ....                 (159,426)
                                                               ------------
NET ASSETS--100.0% ...............................             $ 18,184,569
                                                               ------------
---------------
* -- Non-income producing.

ADR -- American Depository Receipt.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 37

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND                               PORTFOLIO OF INVESTMENTS

                          Moody's/
                            S&P       Par
                        (Unaudited) (000's)      Value
                        ----------- -------      -----

GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--33.4%
FEDERAL HOME LOAN MORTGAGE CORP.--10.0%
   5.500% 09/01/19 ....   Aaa/AAA  $ 2,205   $ 2,209,716
   6.000% 01/01/36 ....   Aaa/AAA    2,830     2,856,397
   6.500% 10/01/36 ....   Aaa/AAA    1,555     1,584,808
   6.500% 10/01/36 ....   Aaa/AAA    4,157     4,236,379
   6.000% 01/01/37 ....   Aaa/AAA    4,540     4,582,316
   6.500% 01/01/37 ....   Aaa/AAA    1,697     1,729,163
                                             -----------
                                              17,198,779
                                             -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--20.0%
   9.000% 11/01/10 ...... Aaa/AAA       33        35,304
   6.500% 12/01/14 ...... Aaa/AAA      372       380,287
   5.000% 05/01/20 ...... Aaa/AAA    1,123     1,108,427
   5.000% 06/01/20 ...... Aaa/AAA      584       576,340
   7.500% 02/01/31 ...... Aaa/AAA       30        30,590
   7.500% 02/01/31 ....   Aaa/AAA       23        23,600
   7.500% 02/01/31.....   Aaa/AAA       19        19,535
   5.500% 07/01/34.....   Aaa/AAA    3,918     3,886,460
   5.000% 03/15/35
     (TBA) ............   Aaa/AAA    2,505     2,431,416
   5.500% 03/15/35
     (TBA) ............   Aaa/AAA    3,460     3,431,887
   6.500% 03/15/35
     (TBA) ............   Aaa/AAA    2,195     2,237,528
   5.000% 03/01/36.....   Aaa/AAA   10,822    10,505,687
   5.500% 12/01/36.....   Aaa/AAA    3,197     3,171,854
   6.500% 03/01/37
     (TBA) ............   Aaa/AAA    6,770     6,679,025
                                             -----------
                                              34,517,940
                                             -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--3.4%
   7.500% 09/15/07.....   Aaa/AAA        3         2,928
   6.500% 02/15/24.....   Aaa/AAA      217       222,358
   6.500% 04/15/24.....   Aaa/AAA       96        98,547
   6.500% 10/15/24.....   Aaa/AAA      332       340,678
   5.000% 09/15/36.....   Aaa/AAA    2,444     2,389,220
   5.500% 02/15/37.....   Aaa/AAA    2,915     2,911,105
                                             -----------
                                               5,964,836
                                             -----------
     TOTAL GOVERNMENT AGENCY
       MORTGAGE-BACKED OBLIGATIONS
       (Cost $57,550,266)........             57,681,555
                                             -----------
GOVERNMENT AGENCY OBLIGATIONS--5.9%
FEDERAL HOME LOAN MORTGAGE CORP.--0.3%
   3.350% 04/01/08.....   Aaa/AAA      570       560,171
                                             -----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--4.6%
   5.090% 03/13/07.....   Aaa/AAA      787       785,665
   5.100% 03/13/07.....   Aaa/AAA    2,645     2,640,504
   5.120% 03/13/07.....   Aaa/AAA    1,323     1,320,742
   5.200% 03/13/07.....   Aaa/AAA      740       738,742
   5.000% 02/13/17.....   Aaa/AAA    2,405     2,418,273
                                             -----------
                                               7,903,926
                                             -----------

                          Moody's/
                            S&P       Par
                        (Unaudited) (000's)      Value
                        ----------- -------      -----

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION--1.0%
   3.999% 05/16/27.....   Aaa/AAA  $ 1,683   $ 1,640,328
                                             -----------
     TOTAL GOVERNMENT AGENCY
       OBLIGATIONS
       (Cost $10,063,125).........            10,104,425
                                             -----------
ASSET BACKED SECURITIES--12.5%
AUTOMOBILES--5.4%
   BMW Vehicle Owner Trust
     Series 2006-A
     Class A3 5.130%
     09/27/10(c) ......   Aaa/AAA      350       350,619
   Daimler Chrysler Auto
     Trust Series
     2006-C A4 4.980%
     11/08/11(c) ......   Aaa/AAA      510       510,579
   Honda Auto
     Receivables Owner
     Trust Series 2006-2
     Class A4 5.280%
     01/23/12 .........   Aaa/AAA    1,460     1,471,860
   Honda Auto Receivables
     Owner Trust
     Series 2006-3
     Class A4 5.110%
     04/15/12(c) (d) ..   Aaa/AAA    1,850     1,851,837
   Nissan Auto
     Receivables Owner
     Trust Series
     2006-C Class A3
     5.440% 04/15/10 ..   Aaa/AAA    1,840     1,851,226
   USAA Auto Owner
     Trust Series 2006-3
     Class A4 5.360%
     06/15/12 .........   Aaa/AAA      645       652,195
   USAA Auto Owner
     Trust Series 2006-4
     Class A4 4.980%
     10/15/12(c) ......   Aaa/AAA    1,890     1,891,641
   Volkswagen Auto
     Lease Trust Series
     2006-A Class A3
     5.500% 09/21/09 ..   Aaa/AAA      795       799,572
                                             -----------
                                               9,379,529
                                             -----------
CREDIT CARDS--3.9%
   Chase Issuance Trust
     Series 2005-A10
     Class A10 4.650%
     12/17/12 .........   Aaa/AAA    1,470     1,457,970
   Citibank Credit Card
     Issuance Trust
     Series 2003-A11
     Class A11 5.424%
     10/15/09(a) ......   Aaa/AAA    1,200     1,200,493

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

38   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)                   PORTFOLIO OF INVESTMENTS

                          Moody's/
                            S&P       Par
                        (Unaudited) (000's)      Value
                        ----------- -------      -----

   Citibank Credit Card
     Issuance Trust
     Series 2003-A3
     Class A3 3.100%
     03/10/10 .........   Aaa/AAA  $ 1,750   $ 1,713,983
   Citibank Credit
     Card Issuance Trust
     Series 2003-A6
     Class A6n 2.900%
     05/17/10 .........   Aaa/AAA    1,000       974,044
   Citibank Credit Card
     Issuance Trust
     Series 2006-A5
     Class A5 5.300%
     05/20/11 .........   Aaa/AAA      790       795,305
   MBNA Credit Card
     Master Note Trust
     Series 2005-A1
     Class A1 4.200%
     09/15/10 .........   Aaa/AAA      670       663,507
                                             -----------
                                               6,805,302
                                             -----------
MORTGAGE BACKED SECURITIES--3.2%
   AEGIS Asset Backed
     Securities Trust
     Series 2005-4
     Class 1A1 5.460%
     10/25/35(a) ......   Aaa/AAA       49        48,975
   Centex Home Equity
     Series 2006-A
     Class AV1 5.400%
     06/25/36(a) ......   Aaa/AAA      376       375,787
   GE-WMC Mortgage
     Securities Series 2005-1
     Class A2A 5.470%
     10/25/35(a) ......   Aaa/AAA      394       393,917
   GSAMP Trust
     Series 2005-HE4
     Class A2A 5.440%
     08/25/35(a) ......   Aaa/AAA       14        13,985
   IXIS Real Estate
     Capital Trust
     Series 2006-HE2
     Class A1 5.380%
     08/25/36(a) ......   Aaa/AAA      497       496,592
   JP Morgan Mortgage
     Acquisition Corp.
     Series 2005-WMC1
     Class A2 5.470%
     09/25/35(a) ......   Aaa/AAA      165       164,520
   Long Beach Mortgage
     Loan Trust
     Series 2006-4
     Class 2A1 5.370%
     05/25/36(a) ......   Aaa/AAA      217       217,467

                          Moody's/
                            S&P       Par
                        (Unaudited) (000's)      Value
                        ----------- -------      -----

   Merrill Lynch Mortgage
     Investors Trust
     Series 2006 WMC1
     Class A2A 5.400%
     01/25/37(a) ......   Aaa/AAA  $   208   $   207,757
   Morgan Stanley Capital I
     Series 2006-HE4
     Class A1 5.360%
     06/25/36(a) ......   Aaa/AAA      899       899,253
   Morgan Stanley Home
     Equity Loans
     Series 2006-3
     Class A1 5.370%
     04/25/36(a) ......   Aaa/AAA      483       482,573
   Residential Asset
     Mortgage Products,
     Inc. Series 2005-EFC4
     Class A1 5.430%
      09/25/35(a) .....   Aaa/AAA      316       316,354
   Securitized Asset Backed
     Receivables LLC
     Series 2006-FR1
     Class A2A 5.390%
     11/25/35(a) ......   Aaa/AAA      583       583,056
   Soundview Home
     Equity Loan Trust
     Series 2006-OPT3
     Class 2A1 5.380%
     06/25/36(a) ......   Aaa/AAA      425       425,316
   Soundview Home
     Equity Loan Trust
     Series 2006-OPT5
     Class 2A1 5.350%
     07/25/36(a) ......   Aaa/AAA      843       842,699
                                             -----------
                                               5,468,251
                                             -----------
     TOTAL ASSET BACKED SECURITIES
       (Cost $21,619,879).........            21,653,082
                                             -----------
COLLATERALIZED MORTGAGE
OBLIGATIONS--14.5%
   American Home Mortgage
     Investment Trust
     Series 2005-3
     Class 2A1 5.500%
     09/25/35(a) ......   Aaa/AAA      593       593,205
   Banc of America
     Commercial Mortgage,
     Inc. Series 2005-5
     Class A4 5.115%
     10/10/45(a) ......   Aaa/AAA    1,500     1,485,467
   Banc of America
Commercial Mortgage,
     Inc. Series 2005-6
     Class A4 5.181%
     09/10/47(a) ......   Aaa/AAA      820       820,954

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2007 | 39

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)                   PORTFOLIO OF INVESTMENTS

                          Moody's/
                            S&P       Par
                        (Unaudited) (000's)      Value
                        ----------- -------      -----

   Banc of America
     Funding Corp. ....
     Series  2005-E
     Class 4A1 4.106%
     03/20/35(a) ......   Aaa/AAA  $ 1,663   $ 1,647,135
   Citigroup/Deutsche Bank
     Commercial Mortgage
     Trust Series 2005-CD1
     Class A4 5.226%
     07/15/44(a) ......   Aaa/AAA    1,500     1,507,132
   Commercial Mortgage
     Asset Trust
     Series 1999-C2
     Class A2 7.546%
     11/17/32(a) ......   Aaa/AAA      325       338,856
   CS First Boston
     Mortgage Securities
     Corp. Series 2005-C4
     Class A5 5.104%
     08/15/38(a) ......   Aaa/AAA      810       801,546
   First Union-Lehman
     Brothers-Bank of
     America Series
     1998-C2 Class A2
     6.560% 11/18/35 ..   Aaa/AAA      475       479,562
   GE Capital Commercial
     Mortgage Corp. ...
     Series 2005-C4
     Class A4 5.333%
     11/10/45(a) ......   Aaa/AAA      790       797,676
   Greenwich Capital
     Commercial Funding
     Corp. Series 2005-GG5
     Class A5 5.224%
     04/10/37(a) ......   Aaa/AAA      400       399,585
   GSR Mortgage Loan
     Trust Series 2005-AR6
     Class 3A1 4.561%
     09/25/35(a) (d) ..   Aaa/AAA    1,707     1,684,229
   JP Morgan Alternative
     Loan Trust
     Series 2006-S2
     Class A1B 5.400%
     05/25/36(a) ......   Aaa/AAA      980       980,283
   JP Morgan Chase
     Commercial Mortgage
     Securities Corp. .
     Series 2005-CB13
     Class A4 5.294%
     01/12/43(a) (d) ..   Aaa/AAA    1,370     1,378,509
   JP Morgan Chase
     Commercial Mortgage
     Securities Corp. .
     Series 2005-LDP5
     Class A4 5.179%
     12/15/44(a) ......   Aaa/AAA    1,600     1,604,210

                          Moody's/
                            S&P       Par
                        (Unaudited) (000's)      Value
                        ----------- -------      -----

  JP Morgan Mortgage
     Trust Series 2004-S2
     Class 4A5
     6.000% 11/25/34 ..   Aaa/AAA  $ 1,157   $ 1,165,203
   Merrill Lynch
     Mortgage Trust
     Series 2005-CKI1
     Class A6 5.244%
     11/12/37(a) ......   Aaa/AAA      710       712,709
   Morgan Stanley
     Capital I Series
     2005-HQ7
     Class A4 5.204%
     11/14/42(a) ......   Aaa/AAA    1,590     1,590,822
   Morgan Stanley
     Capital I Series
     2006-HQ8
     Class A4 5.388%
     03/12/44(a) ......   Aaa/AAA    1,300     1,319,510
   Specialty Underwriting
     & Residential Finance
     Series 2005-AB2
     Class A1A 5.430%
     06/25/36(a) ......   Aaa/AAA      227       227,493
   Wachovia Bank
     Commercial Mortgage
     Trust Series 2005-C21
     Class A1 5.058%
     10/15/44 .........   Aaa/AAA      217       215,916
   Washington Mutual
     Series 2005-AR12
     Class 1A8 4.840%
     10/25/35(a) (d) ..   Aaa/AAA    1,533     1,522,071
   Wells Fargo Mortgage
     Backed Securities
     Trust Series 2004-EE
     Class 2A1 3.989%
     01/25/35(a) ......   Aaa/AAA    1,488     1,459,549
   Wells Fargo Mortgage
     Backed Securities
     Trust Series 2005-AR16
     Class 6A3 5.000%
     10/25/35(a) ......   Aaa/AAA    2,266     2,245,747
     TOTAL COLLATERALIZED
       MORTGAGE  OBLIGATIONS
       (Cost $25,011,749)....... .            24,977,369
                                             -----------
CORPORATE BONDS--27.8%
AEROSPACE/DEFENSE--0.5%
   Northrop Grumman Corp.
     7.125% 02/15/11 ..   Baa2/BBB+    780       836,830
                                             -----------
BANKING--3.3%
   Barclays Bank
     PLC 6.860%
     06/15/32(a) (b) ..    Aa3/A+    1,265     1,394,856
   First Tennessee Bank
     NA 5.316%
     12/08/08 .........      A1/A      560       558,962

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

40   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)                   PORTFOLIO OF INVESTMENTS

                          Moody's/
                            S&P       Par
                        (Unaudited) (000's)      Value
                        ----------- -------      -----
   HBOS PLC 6.413%
     09/29/49(a) (b) ..      A1/A  $   630   $   652,910
   Lloyds TSB Group
     PLC 6.267%
     11/14/16(a) (b) ..     Aa3/A      785       791,470
   Popular North America,
     Inc. 4.700%
     06/30/09(d) ......      A2/A      835       821,524
   Santander Central
     Hispano Issuances,
     Ltd. 7.625%
     11/03/09(d) ......     A1/A+    1,000     1,061,154
   Standard Chartered
     Bank 6.409%
     01/30/17(a) (b) (d)   Baa2/A      380       380,991
                                             -----------
                                               5,661,867
                                             -----------
BEVERAGES--0.1%
   Diageo Capital
     PLC 3.375%
     03/20/08(d) ......      A3/A       95        93,165
                                             -----------
BUILDING & CONSTRUCTION--0.7%
   Owens Corning,
     Inc. 7.000%
     12/01/36(b) ......   Baa3/BBB-  1,230     1,286,842
                                             -----------
BUILDING MATERIALS--0.3%
   C8 Capital SPV
     Ltd. 6.640%
     12/31/49(a) (b) (d)  Bbb/BBB-     465       468,883
                                             -----------
COMPUTERS--0.3%
   Hewlett-Packard
     Co. 3.625%
     03/15/08 .........      A2/A      485       477,029
                                             -----------
ELECTRIC--0.2%
   Energy East Corp.
     6.750% 07/15/36 ..   Baa2 /BBB    375       409,112
                                             -----------
FINANCE--12.5%
   American Express Co.
     5.250% 09/12/11 ..     A1/A+      920       928,694
   American General
     Finance Corp. ....
     4.875% 05/15/10 ..     A1/A+    1,985     1,976,250
   Ameriprise Financial,
     Inc. 7.518%
     06/01/16 .........   Baa2/BBB     200       219,600
   ANZ Capital
     Trust II 5.360%
     12/29/49(b) ......      A2/A      905       895,716
   Bear Stearns & Co.,
     Inc. 4.550%
     06/23/10 .........     A1/A+      745       733,510
   Bear Stearns & Co.,
     Inc. 5.550%
     01/22/17 .........      A2/A      630       629,056
   C10 Capital SPV
     Ltd 6.722%
     12/31/49(a) (b) (d)  Bbb/BBB- $   680   $   685,352
   Caterpillar Financial
     Services Corp. ...
     4.300% 06/01/10 ..      A2/A    1,185     1,160,258
   CIT Group Funding
     Co. of Canada
     4.650% 07/01/10 ..      A2/A    1,045     1,029,162
   CIT Group, Inc.
     4.750% 08/15/08 ..      A2/A      715       710,573
   Citigroup, Inc.
     5.250% 02/27/12 ..    Aa1/AA      540       544,477
   Comerica Capital
     Trust II 6.576%
     02/20/37(c) ......   Baa1/BBB+    800       804,337
   Genworth Global
     Funding Trusts
     5.375% 09/15/11 ..   Aa3/AA-    1,500     1,515,585
   International Lease
     Finance Corp. ....
     6.375% 03/15/09 ..    A1/AA-    1,610     1,649,551
   Lehman Brothers
     Holdings, Inc. ...
     5.250% 02/06/12 ..     A1/A+      920       922,168
   Merrill Lynch & Co.
     6.110% 01/29/37 ..     Al/A+    1,035     1,033,625
   Morgan Stanley
     4.000% 01/15/10 ..    Aa3/A+      900       874,579
   Morgan Stanley
     5.050% 01/21/11 ..    Aa3/A+      715       713,913
   Morgan Stanley
     5.625% 01/09/12 ..    Aa3/A+      955       973,366
   Morgan Stanley
     5.450% 01/09/17 ..    Aa3/A+      500       496,663
   SLM Corp.
     4.000% 01/15/09 ..      A2/A    2,410     2,364,984
   Swiss Reinvestment
     Capital I LP 6.854%
     05/25/16(a) (b) ..      A2/A      735       778,807
                                             -----------
                                              21,640,226
                                             -----------
INSURANCE - LIFE--1.7%
   Great West Life &
     Annuity Insurance
     Co. 7.153%
     05/16/46(a) (b) ..   Baa2/A-      625       672,915
   Hartford Life Global
     Funding Trusts
     5.200% 02/15/11 ..   Aa3/AA-      595       598,108
   Lincoln National
     Corp. 7.000%
     05/17/16(a) ......   Baa2/A-      485       518,779
        Monumental Global
     Funding II 5.650%
     07/14/11(b) ......    Aa3/AA    1,090     1,113,463
                                             -----------
                                               2,903,265
                                             -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2007 | 41

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (continued)                   PORTFOLIO OF INVESTMENTS

                           Moody's/
                            S&P       Par
                        (Unaudited) (000's)      Value
                        ----------- -------      -----

INSURANCE - OTHER--3.5%
   AON Capital Trust
     8.205% 01/01/27 ..   Baa3/BBB-$   585   $   687,106
   AXA SA
     6.379%
     12/14/36(a)(b) ...   Baa1/BBB     265       263,850
   AXA SA
     6.463%
     12/14/49(a) (b) ..   Baa1/BBB     250       248,370
   Catlin Insurance Co.
     Ltd. 7.249%
     12/19/49(a) (b) ..   Na /BBB    1,115     1,142,244
   Chubb Corp.
     4.934% 11/16/07 ..      A2/A      980       977,921
   Genworth Financial,
     Inc. 6.150%
     11/15/16(a) ......   A3/BBB+       80        80,443
   ING Groep NV
     5.775%
     12/29/49(a) ......      A1/A      605       612,127
   Liberty Mutual Group,
     Inc. 7.500%
     08/15/36(b) ......   Baa3/BBB     660       732,030
   Metropolitan Life
     Global Funding I
     5.750%
     07/25/11(b) ......    Aa2/AA    1,330     1,364,992
                                             -----------
                                               6,109,083
                                             -----------
MEDIA--0.3%
   Time Warner
     Entertainment
     Co. 8.375%
     07/15/33 .........   Baa2/BBB+    375       473,755
                                             -----------
MINING & METALS--0.4%
   BHP Billiton Finance
     USA Ltd. 5.000%
     12/15/10 .........     A1/A+      710       708,398
                                             -----------
OIL & GAS - EXPLORATION--1.3% Encana Corp.
     6.300% 11/01/11 ..   Baa2/A-    1,045     1,086,652
   Norsk Hydro ASA
     6.360% 01/15/09 ..     A2/A-    1,185     1,209,285
                                             -----------
                                               2,295,937
                                             -----------
PHARMACEUTICALS & BIOTECHNOLOGY--0.6%
   Abbott Laboratories
     3.750% 03/15/11 ..     A1/AA    1,090     1,041,600
                                             -----------
REAL ESTATE--0.6%
   Duke Realty LP
     5.625% 08/15/11 ..   Baa1/BBB+    380       386,965
   Westfield Group
     5.400%
     10/01/12(b) ......     A2/A-      610       616,486
                                             -----------
                                               1,003,451
                                             -----------
TELECOMMUNICATIONS--1.5%
   AT&T, Inc.
     4.125% 09/15/09 ..      A2/A  $ 1,220   $ 1,192,556
   BellSouth Corp.
     4.200% 09/15/09 ..      A2/A      865       847,463
   Telecom Italia
     Capital SA 6.375%
     11/15/33 .........   Baa2/BBB+    595       581,070
                                             -----------
                                               2,621,089
                                             -----------
     TOTAL CORPORATE BONDS
       (Cost $47,354,875).........            48,030,532
                                             -----------
U.S. TREASURY OBLIGATIONS--11.7% U.S. TREASURY BONDS--0.2%
   5.375% 02/15/31 ....   Aaa/AAA      160       174,450
   4.500% 02/15/36 ....   Aaa/AAA      165       160,024
                                             -----------
                                                 334,474
                                             -----------

U.S. TREASURY NOTES--11.5%
   4.875% 08/31/08+ ...   Aaa/AAA       60        60,103
   4.875% 08/15/16# ...   Aaa/AAA    2,550     2,609,168
   4.750% 01/31/12 ....   Aaa/AAA    1,035     1,045,471
   3.875% 02/15/13# ...   Aaa/AAA    2,920     2,825,897
   4.625% 11/15/16# ...   Aaa/AAA   11,445    11,495,518
   4.625% 02/15/17 ....   Aaa/AAA    1,755     1,765,146
                                             -----------
                                              19,801,303
                                            ------------
     TOTAL U.S. TREASURY OBLIGATIONS
       (Cost $19,873,535).........            20,135,777
                                            ------------



                                    Shares
                                    ------

SHORT-TERM INVESTMENTS--2.1%
SHORT-TERM INVESTMENTS--2.1%
   Dreyfus Government
     Cash Management
     5.139% 03/01/07............ 3,542,170     3,542,170
                                            ------------

   TOTAL SHORT-TERM INVESTMENTS
     (Cost $3,542,170)...........              3,542,170
                                            ------------
TOTAL INVESTMENTS--107.9%
  (Cost $185,015,599)............            186,124,910
                                            ------------
LIABILITIES IN EXCESS
  OF OTHER ASSETS--(7.9)%........            (13,586,074)
                                            ------------
NET ASSETS--100.0%.................         $172,538,836
                                            ============

# -- Portion of security out on loan.
TBA -- To Be Announced.

(a) Adjustable rate security.
(b) -Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(c) Callable security.
(d) Fitch rating.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

42   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND (concluded)                   PORTFOLIO OF INVESTMENTS

+ All or a portion of the  security  was held as  collateral  for the  following
  Futures contracts open at February 28, 2007:

    NUMBER                                                      VALUE             VALUE          UNREALIZED
      OF                                      EXPIRATION      AT TRADE             AT           APPRECIATION
  CONTRACTS              TYPE                   MONTH           DATE             2/28/07       (DEPRECIATION)
  ----------    -----------------------       -----------     ---------       ------------    ---------------
Long Positions:
    54         U.S. Treasury 30 Year Bond    March 2007     $  6,170,344     $   6,098,625       $  71,719
   107         U.S. Treasury 2 Year Note     April 2007       22,005,218        21,929,984          75,234
                                                                                                  --------
                                                                                                  $146,953
                                                                                                  --------
Short Positions:
   (104)       U.S. Treasury 10 Year Note    June 2007      $(11,206,000)     $(11,293,750)       $(87,750)
                                                                                                  --------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 43

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                PARTNERS       PARTNERS      PARTNERS      PARTNERS      PARTNERS
                                                                SMALL CAP     LONG/SHORT     LARGE CAP      MID CAP       ALL-CAP
                                                              VALUE FUND II   EQUITY FUND   VALUE FUND    VALUE FUND    VALUE FUND
                                                              -------------  ------------   -----------   -----------   -----------
ASSETS
 Investments, at value (cost--$269,455,465,
    $113,142,677, $58,221,608, $38,367,513
    and $16,380,764, respectively) ..........................  $332,295,162   $124,982,133   $65,962,771   $43,835,437   $18,851,490
 Receivable from investment adviser .........................          --             --            --            --           7,547
 Deposits with brokers for securities sold short ............          --       39,583,697          --            --            --
 Receivable for investments sold ............................       428,844      4,153,779       513,696       135,952        75,402
 Receivable for capital shares sold .........................       181,123            554           900       209,560         1,700
 Dividends and interest receivable ..........................       258,324        167,902       135,743        46,890        31,874
 Prepaid expenses and other assets ..........................        35,847         21,678        18,970        10,750        11,059
                                                               ------------   ------------   -----------   -----------   -----------
        Total assets ........................................   333,199,300    168,909,743    66,632,080    44,238,589    18,979,072
                                                               ------------   ------------   -----------   -----------   -----------
LIABILITIES
 Payable for investments purchased ..........................     1,026,218        577,092       575,602       398,416       143,139
 Securities sold short, at fair value (proceeds
    received $52,242,232) ...................................          --       49,940,672          --            --            --
 Options written, at value (premiums received $76,886) ......          --             --            --            --          53,979
 Payable for capital shares redeemed ........................       828,397         17,852        30,960         3,771          --
 Payable to investment adviser ..............................       322,716        189,168        15,097         6,104          --
 Other accrued expenses and liabilities .....................       189,507         54,876        47,540        45,528        30,563
 Payable for dividends on securities sold short .............          --        2,301,560          --            --            --
                                                               ------------   ------------   -----------   -----------   -----------
        Total liabilities ...................................     2,366,838     53,081,220       669,199       453,819       227,681
                                                               ------------   ------------   -----------   -----------   -----------
NET ASSETS
 Capital stock, $0.001 par value ............................        15,212          6,416         4,499         3,975         1,176
 Paid-in capital ............................................   243,217,511    100,495,715    56,188,920    36,418,263    15,906,617
 Undistributed net investment income/(accumulated loss) .....      (765,569)      (830,340)      113,630         9,136         9,026
 Accumulated net realized gain/(loss) from investments
    and foreign exchange transactions .......................    25,525,611      6,618,835     1,914,669     1,885,472       340,939
 Net unrealized appreciation on investments and foreign
    exchange transactions ...................................    62,839,697     11,839,456     7,741,163     5,467,924     2,493,633
 Net unrealized appreciation on investments sold short ......          --       (2,301,559)         --            --            --
                                                               ------------   ------------   -----------   -----------   -----------
        Net assets ..........................................  $330,832,462   $115,828,523   $65,962,881   $43,784,770   $18,751,391
                                                               ============   ============   ===========   ===========   ===========
INSTITUTIONAL CLASS
 Net assets .................................................  $113,247,280    $96,873,930   $41,187,460   $33,986,069   $14,172,680
                                                               ------------   ------------   -----------   -----------   -----------
 Shares outstanding .........................................     5,139,388      5,354,092     2,829,536     3,068,529       888,295
                                                               ------------   ------------   -----------   -----------   -----------
 Net asset value, offering and redemption price per share ...        $22.04         $18.09        $14.56        $11.08        $15.95
                                                               ============   ============   ===========   ===========   ===========
INVESTOR CLASS
 Net assets .................................................  $217,585,182    $18,954,593   $24,775,421    $9,798,701    $4,578,711
                                                               ------------   ------------   -----------   -----------   -----------
 Shares outstanding .........................................    10,072,296      1,062,457     1,669,863       906,505       287,771
                                                               ------------   ------------    -----------  -----------   -----------
 Net asset value, offering and redemption price per share ...        $21.60         $17.84         $14.84       $10.81        $15.91
                                                               ============   ============    ===========  ===========   ===========

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

44   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES

                                                                                  ROBECO              ROBECO
                                                                                    WPG                WPG                 ROBECO
                                                                                SMALL CAP            LARGE CAP              WPG
                                                                               VALUE FUND*         GROWTH FUND        CORE BOND FUND
                                                                               -----------         -----------        -------------
ASSETS
 Investments, at value (cost--$49,502,534, $15,426,752,
    and $185,015,599, respectively) ...................................        $55,350,095         $18,343,995         $186,124,910
 Cash .................................................................               --                  --                483,911
 Receivable from investment adviser ...................................               --                    35                 --
 Receivable for investments sold ......................................            744,446           1,443,013            3,384,666
 Receivable for capital shares sold ...................................               --                 6,004                 --
 Dividends and interest receivable ....................................             42,630              29,084            1,194,795
 Prepaid expenses and other assets ....................................             11,401               8,810               26,802
                                                                               -----------         -----------         ------------
    Total assets ......................................................         56,148,572          19,830,941          191,215,084
                                                                               -----------         -----------         ------------
LIABILITIES
 Cash Overdraft .......................................................               --               103,684                 --
 Payable for investments purchased ....................................          1,301,466           1,290,085           18,540,943
 Payable for capital shares redeemed ..................................              1,061             217,380                7,017
 Payable to investment adviser ........................................             37,031               2,463               10,295
 Payable for distribution .............................................               --                  --                 22,848
 Other accrued expenses and liabilities ...............................             42,407              32,760               95,145
                                                                               -----------         -----------         ------------
    Total liabilities .................................................          1,381,965           1,646,372           18,676,248
                                                                               -----------         -----------         ------------
NET ASSETS
 Capital stock, $0.001 par value ......................................              3,197                 830               16,247
 Paid-in capital ......................................................         46,624,017          14,593,679          177,336,594
 Undistributed net investment income/(accumulated loss) ...............             43,755              (9,894)               1,156
 Accumulated net realized gain/(loss) from investments
    and foreign exchange transactions .................................          2,248,077             682,711           (5,983,679)
 Net unrealized appreciation on investments and foreign
    exchange transactions .............................................          5,847,561           2,917,243            1,168,518
                                                                               -----------         -----------         ------------
    Net assets ........................................................        $54,766,607         $18,184,569         $172,538,836
                                                                               ===========         ===========         ============
INSTITUTIONAL CLASS
 Net assets ...........................................................        $54,766,607         $18,184,569         $172,497,131
                                                                               -----------         -----------         ------------
 Shares outstanding ...................................................          3,197,409             829,974           16,243,049
                                                                               -----------         -----------         ------------
 Net asset value, offering and redemption
    price per share ..................................................         $     17.13         $     21.91         $       10.62
                                                                               ===========         ===========         ============
INVESTOR CLASS
 Net assets ..........................................................                 N/A                 N/A         $      20,846
                                                                               -----------         -----------         ------------
 Shares outstanding ..................................................                 N/A                 N/A                 1,963
                                                                               -----------         -----------         ------------
 Net asset value, offering and redemption
    price per share ..................................................                 N/A                 N/A         $       10.62
                                                                               ===========         ===========         ============
RETIREMENT CLASS
 Net assets ..........................................................                 N/A                 N/A         $      20,858
                                                                               -----------         -----------         ------------
 Shares outstanding ..................................................                 N/A                 N/A                 1,964
                                                                               -----------         -----------         ------------
 Net asset value, offering and redemption
    price per share ..................................................                 N/A                 N/A         $       10.62
                                                                               ===========         ===========         ============

* Formerly Robeco WPG Tudor Fund (name changed 1/1/2007)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                    SEMI-ANNUAL REPORT 2007 | 45

44   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                           PARTNERS      PARTNERS      PARTNERS      PARTNERS      PARTNERS
                                                           SMALL CAP    LONG/SHORT     LARGE CAP      MID CAP       ALL-CAP
                                                         VALUE FUND II  EQUITY FUND   VALUE FUND    VALUE FUND    VALUE FUND
                                                         ------------- ------------  ------------  ------------  ------------
INVESTMENT INCOME
   Dividends1 .......................................... $  2,453,371  $    630,364  $    566,315  $    208,697  $    142,797
   Interest ............................................      250,432       416,089        32,387        25,667        15,561
                                                         ------------  ------------  ------------  ------------  ------------
                                                            2,703,803     1,046,453       598,702       234,364       158,358
                                                         ------------  ------------  ------------  ------------  ------------
EXPENSES
   Advisory fees .......................................    2,130,955     1,264,574       186,084       144,216        69,195
   Distribution fees ...................................      282,305        23,621        28,875         8,152         5,116
   Administration and accounting fees ..................      209,050        75,444        45,689        44,723        42,343
   Printing and shareholder reporting fees .............       74,369        15,694         9,080         7,477         1,837
   Transfer agent fees .................................       70,980        57,142        37,887        38,614        39,190
   Professional fees ...................................       40,688        22,487        15,996        13,664        11,464
   Directors' and officers' fees .......................       37,415        16,043        10,192         8,903         6,856
   Custodian fees ......................................       28,081        20,209        11,482        11,848        10,985
   Administrative services fees ........................       18,732         6,177         3,408         1,983           950
   Registration and filing fees ........................       17,106        14,390        11,227        12,440        12,448
   Dividend expense on securities sold short ...........         --          83,246          --            --            --
   Interest expense ....................................         --         364,844          --            --            --
   Other expenses ......................................       14,535         4,971         2,480         1,968         1,025
                                                         ------------  ------------  ------------  ------------  ------------
       Total expenses before waivers and
          reimbursements ...............................    2,924,216     1,968,842       362,400       293,988       201,409
       Less: waivers and reimbursements ................       (5,739)      (92,049)     (100,919)     (105,566)     (114,127)
                                                         ------------  ------------  ------------  ------------  ------------
       Net expenses after waivers and
          reimbursements ...............................    2,918,477     1,876,793       261,481       188,422        87,282
                                                         ------------  ------------  ------------  ------------  ------------
Net investment income/(loss) ...........................     (214,674)     (830,340)      337,221        45,942        71,076
                                                         ------------  ------------  ------------  ------------  ------------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   FROM INVESTMENTS
   Net realized gain/(loss) from:
       Investments .....................................   34,955,353     8,177,171     2,515,598     2,743,950       657,729
       Investments sold short ..........................         --       2,713,286          --            --            --
       Written options .................................         --            --            --            --           6,707
Net change in unrealized appreciation/(depreciation) on:
    Investments ........................................    8,468,837     4,193,902     2,749,037     2,857,556     1,005,990
    Investments sold short .............................         --      (5,800,411)         --            --            --
    Written options ....................................         --            --            --            --           9,171
                                                         ------------  ------------  ------------  ------------  ------------
Net realized and unrealized gain/(loss)
      from investments .................................   43,424,190     9,283,948     5,264,635     5,601,506     1,679,597
                                                         ------------  ------------  ------------  ------------  ------------
NET INCREASE IN NET ASSETS RESULTING
   FROM OPERATIONS ..................................... $ 43,209,516  $  8,453,608  $  5,601,856  $  5,647,448  $  1,750,673
                                                         ============  ============  ============  ============  ============

1 Net of foreign taxes of $1,746, $4,750, $1,305, and $360 for the Robeco Boston
  Partners Small Cap Value Fund II, Robeco Boston Partners Long/Short Equity Fund, Robeco Boston Partners Large Cap Value Fund and Robeco Boston Partners All-Cap Value Fund, respectively.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

46   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS

                                                                                   ROBECO             ROBECO
                                                                                     WPG                WPG                ROBECO
                                                                                  SMALL CAP          LARGE CAP            WPG CORE
                                                                                  VALUE FUND*       GROWTH FUND           BOND FUND
                                                                                 -----------        -----------         -----------
INVESTMENT INCOME
  Dividends 1 ...........................................................        $   418,091        $   122,837         $      --
  Interest ..............................................................               --            4,340,335
  Income from securities loaned--Note 6 .................................              6,807               --                 3,635
                                                                                 -----------        -----------         -----------
                                                                                     424,898            122,837           4,343,970
                                                                                 -----------        -----------         -----------
EXPENSES
  Advisory fees .........................................................            228,735             71,085             385,882
  Transfer agent fees ...................................................             54,772             30,826              59,636
  Administration and accounting fees ....................................             43,369             45,116             119,035
  Professional fees .....................................................             14,318             11,689              26,013
  Directors' and officers' fees .........................................             10,154              7,536              21,069
  Registration and filing fees ..........................................              8,971              6,560              29,363
  Custodian fees ........................................................              7,922              4,658              21,595
  Distribution fees .....................................................              3,359              2,125                 838
  Administrative services fees ..........................................              2,500              2,500               2,500
  Printing and shareholder reporting fees ...............................              1,790                438              23,570
  Other expenses ........................................................              2,615              1,688               8,149
                                                                                 -----------        -----------         -----------
    Total expenses before waivers and
      reimbursements ....................................................            378,505            184,221             697,650
    Less: waivers and reimbursements ....................................               --              (51,490)           (328,882)
                                                                                 -----------        -----------         -----------
    Net expenses after waivers and reimbursements .......................            378,505            132,731             368,768
                                                                                 -----------        -----------         -----------

  Net investment income/(loss) ..........................................             46,393             (9,894)          3,975,202

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
  Net realized gain from investments ....................................          4,578,741            828,943           1,283,139
  Net change in unrealized appreciation on investments ..................          2,336,782            711,087             659,559
                                                                                 -----------        -----------         -----------
Net realized and unrealized gain from investments .......................          6,915,523          1,540,030           1,942,698
                                                                                 -----------        -----------         -----------
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS .......................................................        $ 6,961,916        $ 1,530,136         $ 5,917,900
                                                                                 ===========        ===========         ===========

1  Net of foreign taxes of $932 for the Robeco WPG Small Cap Value Fund.
*  Formerly Robeco WPG Tudor Fund (name changed 1/1/2007)

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 47

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                             ROBECO BOSTON PARTNERS              ROBECO BOSTON PARTNERS
                                                             SMALL CAP VALUE FUND II             LONG/SHORT EQUITY FUND
                                                      ---------------------------------   ---------------------------------
                                                        FOR THE SIX         FOR THE         FOR THE SIX         FOR THE
                                                        MONTHS ENDED       YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                      FEBRUARY 28, 2007  AUGUST 31, 2006  FEBRUARY 28, 2007  AUGUST 31, 2006
                                                      ---------------------------------   ---------------------------------
                                                         (UNAUDITED)                         (UNAUDITED)
                                                        -------------     -------------     -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ....................    $    (214,674)    $  (1,979,222)    $    (830,340)    $  (1,779,467)
   Net realized gain from investments and
      foreign currency related transactions ........       34,955,353        54,269,230        10,890,457        13,242,415
Net change in unrealized appreciation/(depreciation)
      from investments and foreign currency related
      transactions .................................        8,468,837       (28,189,951)       (1,606,509)          929,617
                                                        -------------     -------------     -------------     -------------
Net increase/(decrease) in net assets resulting from
   operations ......................................       43,209,516        24,100,057         8,453,608        12,392,565
                                                        -------------     -------------     -------------     -------------
   SHAREHOLDERS FROM:
Net investment income Institutional shares .........         (391,961)             --                --                --
Net investment income Investor shares ..............         (158,934              --                --                --
Net realized capital gains Institutional shares ....      (16,867,927)      (17,432,693)       (9,144,393)       (8,173,605)
Net realized capital gains Investor shares .........      (34,020,717)      (37,687,563)       (1,852,903)       (1,912,801)
                                                        -------------     -------------     -------------     -------------
Total dividends and distributions to shareholders ..      (51,439,539)      (55,120,256)      (10,997,296)      (10,086,406)
                                                        -------------     -------------     -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) .............       (5,452,931)      (37,255,744)        7,352,733       (15,750,794)
                                                        -------------     -------------     -------------     -------------
Total increase/(decrease) in net assets ............      (13,682,954)      (68,275,943)        4,809,045       (13,444,635)
                                                        -------------     -------------     -------------     -------------

NET ASSETS
Beginning of period ................................      344,515,416       412,791,359       111,019,478       124,464,113
                                                        -------------     -------------     -------------     -------------
End of period* .....................................    $ 330,832,462     $ 344,515,416     $ 115,828,523     $ 111,019,478
                                                        =============     =============     =============     =============

*Includes undistributed net investment income/(loss) as follows:

                                                       FOR THE SIX            FOR THE
                                                       MONTHS ENDED         YEAR ENDED
                                                     FEBRUARY 28, 2007    AUGUST 31, 2006
                                                     -----------------    ---------------
                                                        (UNAUDITED)
Robeco Boston Partners Small Cap Value Fund II .....     $(765,569)          $    --
Robeco Boston Partners Long/Short Equity Fund ......      (830,340)               --
Robeco Boston Partners Large Cap Value Fund ........       113,630             398,926
Robeco Boston Partners Mid Cap Value Fund ..........         9,136              30,129
Robeco Boston Partners All-Cap Value Fund ..........         9,026              64,802


48   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                ROBECO BOSTON PARTNERS              ROBECO BOSTON PARTNERS
                                                                 LARGE CAP VALUE FUND                 MID CAP VALUE FUND
                                                         ----------------------------------  ----------------------------------
                                                            FOR THE SIX        FOR THE          FOR THE SIX        FOR THE
                                                           MONTHS ENDED       YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 28, 2007  AUGUST 31, 2006  FEBRUARY 28, 2007  AUGUST 31, 2006
                                                         ----------------------------------  ----------------------------------
                                                            (UNAUDITED)                         (UNAUDITED)
                                                           -------------     -------------     -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ....................       $     337,221     $     513,758     $      45,942     $     109,793
   Net realized gain from investments and
      foreign currency related transactions ........           2,515,598         5,873,442         2,743,950        11,341,607
Net change in unrealized appreciation/(depreciation)
      from investments and foreign currency related
      transactions .................................           2,749,037          (389,329)        2,857,556        (8,093,974)
                                                           -------------     -------------     -------------     -------------
Net increase/(decrease) in net assets resulting from
   operations ......................................           5,601,856         5,997,871         5,647,448         3,357,426
                                                           -------------     -------------     -------------     -------------
   SHAREHOLDERS FROM:
Net investment income Institutional shares .........            (424,566)         (302,304)          (65,744)          (79,664)
Net investment income Investor shares ..............            (197,951)         (138,363)           (1,191)             --
Net realized capital gains Institutional shares ....          (3,114,117)       (3,892,863)       (8,391,078)       (6,614,827)
Net realized capital gains Investor shares .........          (1,837,246)       (2,200,756)       (1,834,532)         (661,661)
                                                           -------------     -------------     -------------     -------------
Total dividends and distributions to shareholders ..          (5,573,880)       (6,534,286)      (10,292,545)       (7,356,152)
                                                           -------------     -------------     -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) .............           8,826,746        17,645,734        15,557,852       (21,778,232)
                                                           -------------     -------------     -------------     -------------
Total increase/(decrease) in net assets ............           8,854,722        17,109,319        10,912,755       (25,776,958)
                                                           -------------     -------------     -------------     -------------

NET ASSETS
Beginning of period ................................          57,108,159        39,998,840        32,872,015        58,648,973
                                                           -------------     -------------     -------------     -------------
End of period* .....................................       $  65,962,881     $  57,108,159     $  43,784,770     $  32,872,015
                                                           =============     =============     =============     =============

                                                               ROBECO BOSTON PARTNERS
                                                                 ALL-CAP VALUE FUND
                                                        ---------------------------------
                                                           FOR THE SIX         FOR THE
                                                          MONTHS ENDED        YEAR ENDED
                                                        FEBRUARY 28, 2007   AUGUST 31, 2006
                                                        ---------------------------------
                                                           (UNAUDITED)
                                                          -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ....................      $      71,076     $     104,902
   Net realized gain from investments and
      foreign currency related transactions ........            664,436         1,138,420
Net change in unrealized appreciation/(depreciation)
      from investments and foreign currency related
      transactions .................................          1,015,161          (283,425)
                                                          -------------     -------------
Net increase/(decrease) in net assets resulting from
   operations ......................................          1,750,673           959,897
                                                          -------------     -------------
   SHAREHOLDERS FROM:
Net investment income Institutional shares .........           (104,775)          (42,593)
Net investment income Investor shares ..............             22,077)          (12,566)
Net realized capital gains Institutional shares ....         (1,060,815)         (498,306)
Net realized capital gains Investor shares .........           (321,372)         (217,331)
                                                          -------------     -------------
Total dividends and distributions to shareholders ..         (1,509,039)         (770,796)
                                                          -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) .............          5,396,305         2,769,018
                                                          -------------     -------------
Total increase/(decrease) in net assets ............          5,637,393         2,958,119
                                                          -------------     -------------

NET ASSETS
Beginning of period ................................         13,113,452        10,155,333
                                                          -------------     -------------
End of period* .....................................      $  18,751,391     $  13,113,452
                                                          =============     =============

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



                                                    SEMI-ANNUAL REPORT 2007 | 49

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (continued)

                                                                    ROBECO                               ROBECO
                                                              WPG SMALL CAP VALUE FUND*      WPG LARGE CAP GROWTH FUND
                                                         ----------------------------------  ----------------------------------
                                                            FOR THE SIX        FOR THE          FOR THE SIX        FOR THE
                                                           MONTHS ENDED       YEAR ENDED       MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 28, 2007  AUGUST 31, 2006  FEBRUARY 28, 2007  AUGUST 31, 2006
                                                         ----------------------------------  ----------------------------------
                                                            (UNAUDITED)                         (UNAUDITED)
                                                           -------------     -------------     -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ....................       $      46,393     $      10,059     $      (9,894)    $     (11,477)
   Net realized gain from investments and
      foreign currency related transactions ........           4,578,741         4,377,236           828,943         1,822,426
Net change in unrealized appreciation/(depreciation)
      from investments and foreign currency related
      transactions .................................           2,336,782          (867,418)          711,087          (579,777)
                                                           -------------     -------------     -------------     -------------
Net increase/(decrease) in net assets resulting from
   operations ......................................           6,961,916         3,519,877         1,530,136         1,231,172
                                                           -------------     -------------     -------------     -------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income Institutional shares .........             (12,697)               --                --                --
Net investment income Investor shares ..............                  --                --                --                --
Net investment income Retirement shares ............                  --                --                --                --
Net realized capital gains Institutional shares ....          (3,054,007)       (5,701,181)       (1,120,050)       (2,136,641)
Net realized capital gains Investor shares .........          (2,038,577)               --          (650,613)               --
                                                           -------------     -------------     -------------     -------------
Total dividends and distributions to shareholders ..          (5,105,281)       (5,701,181)       (1,770,663)       (2,136,641)
                                                           -------------     -------------     -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) .............           4,302,638        (1,579,130)         (509,460)         (785,662)
                                                           -------------     -------------     -------------     -------------
Total increase/(decrease) in net assets ............           6,159,273        (3,760,434)         (749,987)       (1,691,131)
                                                           -------------     -------------     -------------     -------------
NET ASSETS
Beginning of period ................................          48,607,334        52,367,768        18,934,556        20,625,687
                                                           -------------     -------------     -------------     -------------
End of period* .....................................       $  54,766,607     $  48,607,334     $  18,184,569     $  18,934,556
                                                           =============     =============     =============     =============

*  Formerly Robeco WPG Tudor Fund (name changed 1/1/2007)

** Includes undistributed net investment income (loss) as follows:


                                                       FOR THE SIX           FOR THE
                                                       MONTHS ENDED         YEAR ENDED
                                                     FEBRUARY 28, 2007    AUGUST 31, 2006
                                                     -----------------    ---------------
                                                        (UNAUDITED)
Robeco WPG Small Cap Value Fund*.......................    $43,755           $10,059
Robeco WPG Large Cap Growth Fund.......................     (9,894)               --
Robeco WPG Core Bond Fund..............................      1,156             1,156

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

50   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS (concluded)

                                                                      ROBECO
                                                                WPG CORE BOND FUND
                                                         ----------------------------------
                                                            FOR THE SIX        FOR THE
                                                           MONTHS ENDED       YEAR ENDED
                                                         FEBRUARY 28, 2007  AUGUST 31, 2006
                                                         ----------------------------------
                                                            (UNAUDITED)
                                                           -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income/(loss) ....................       $   3,975,202     $   6,907,525
   Net realized gain from investments and
      foreign currency related transactions ........           1,283,139        (4,367,742)
Net change in unrealized appreciation/(depreciation)
      from investments and foreign currency related
      transactions .................................             659,559          (437,931)
                                                           -------------     -------------
Net increase/(decrease) in net assets resulting from
   operations ......................................           5,917,900         2,101,852
                                                           -------------     -------------
LESS DIVIDENDS AND DISTRIBUTIONS TO
   SHAREHOLDERS FROM:
Net investment income Institutional shares .........          (3,974,297)       (6,921,517)
Net investment income Investor shares ..............                (445)             (633)
Net investment income Retirement shares ............                (460)             (830)
Net realized capital gains Institutional shares ....                  --                --
Net realized capital gains Investor shares .........                  --                --
                                                           -------------     -------------
Total dividends and distributions to shareholders ..          (3,975,202)       (6,922,980)
                                                           -------------     -------------
INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS (NOTE 5) .............          (7,934,778)       21,591,046
                                                           -------------     -------------
Total increase/(decrease) in net assets ............          (5,992,080)       16,769,918
                                                           -------------     -------------
NET ASSETS
Beginning of period ................................         178,530,916       161,760,998
                                                           -------------     -------------
End of period* .....................................       $ 172,538,836     $178,530,916
                                                           =============     =============


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 51

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                  DISTRIBUTIONS   DISTRIBUTIONS
                               NET                       NET        DIVIDENDS TO       TO              TO                     NET
                              ASSET         NET       REALIZED      SHAREHOLDERS   SHAREHOLDERS   SHAREHOLDERS               ASSET
                              VALUE,    INVESTMENT  AND UNREALIZED    FROM NET      FROM NET          FROM                   VALUE,
                             BEGINNING    INCOME/   GAIN/(LOSS) ON   INVESTMENT     REALIZED      TAX RETURN    REDEMPTION   END OF
                              OF YEAR     (LOSS)     INVESTMENTS      INCOME          GAINS        OF CAPITAL     FEES       PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    $22.82       $ 0.02**       $ 2.96       $(0.09)        $(3.67)         $ --        $  --(3)    $22.04
  8/31/06                     24.75        (0.08)**        1.57           --          (3.42)           --           --(3)     22.82
  8/31/05                     22.80        (0.10)          5.07           --          (3.03)           --         0.01        24.75
  8/31/04                     20.19        (0.12)**        2.92           --          (0.20)           --         0.01        22.80
  8/31/03                     15.71        (0.09)**        4.55           --             --(3)         --         0.02        20.19
  8/31/02                     17.17        (0.13)**       (1.23)          --          (0.21)           --         0.11        15.71

  INVESTOR CLASS
  9/1/06 through 2/28/07+    $22.40       $(0.02)**      $ 2.91$       (0.02)        $(3.67)         $ --        $  --(3)    $21.60
  8/31/06                     24.35        (0.13)**        1.54           --          (3.36)           --           --(3)     22.40
  8/31/05                     22.53        (0.17)          5.01           --          (3.03)           --         0.01        24.35
  8/31/04                     20.00        (0.18)**        2.90           --          (0.20)           --         0.01        22.53
  8/31/03                     15.61        (0.12)**        4.49           --             --(3)         --         0.02        20.00
  8/31/02                     17.09        (0.17)**       (1.21)          --          (0.21)           --         0.11        15.61
----------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
---------------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    $18.57       $(0.13)**      $ 1.51        $  --         $(1.86)         $ --        $  --(3)    $18.09
  8/31/06                     17.89        (0.26)**        2.40           --          (1.47)           --         0.01        18.57
  8/31/05                     14.70        (0.25)          3.43           --             --            --         0.01        17.89
  8/31/04                     14.31        (0.32)**        0.69           --             --            --         0.02        14.70
  8/31/03                     15.17        (0.28)**        0.10           --          (0.51)        (0.20)        0.03        14.31
  8/31/02                     15.88         0.05**        (0.31)       (0.02)         (0.50)           --         0.07        15.17

  INVESTOR CLASS
  9/1/06 through 2/28/07+    $18.36       $(0.15)**      $ 1.49         $ --         $(1.86)         $ --        $  --(3)    $17.84
  8/31/06                     17.74        (0.30)**        2.38           --          (1.47)           --         0.01        18.36
  8/31/05                     14.62        (0.28)          3.39           --             --            --         0.01        17.74
  8/31/04                     14.27        (0.36)**        0.69           --             --            --         0.02        14.62
  8/31/03                     15.13        (0.31)**        0.10           --          (0.51)        (0.17)        0.03        14.27
  8/31/02                     15.87         0.04**        (0.33)       (0.01)         (0.50)           --         0.06        15.13
----------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
-------------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    $14.53       $ 0.10**       $ 1.34       $(0.17)        $(1.24)         $ --        $  --       $14.56
  8/31/06                     15.00         0.16**         1.55        (0.16)         (2.02)           --           --        14.53
  8/31/05                     12.67         0.11**         2.33        (0.11)            --            --           --        15.00
  8/31/04                     10.84         0.09**         1.84        (0.10)            --            --           --        12.67
  8/31/03                     10.33         0.09**         0.57        (0.06)         (0.09)           --           --        10.84
  8/31/02                     13.52         0.08**        (1.54)       (0.12)         (1.61)           --           --        10.33


-----------------------------------
** Calculated based on average shares outstanding for the period.
+  Unaudited.
1 Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2  Redemption fees are reflected in total return calculations.
3  Amount is less than $0.01 per share.
4  Annualized.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



52   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                           RATIO OF
                                                                          EXPENSES TO                      RATIO OF NET
                                                                          AVERAGE WITH                     INVESTMENT
                                                           RATIO OF       ASSETS WITH        RATIO OF       INCOME TO
                                              NET         EXPENSES TO      WAIVERS AND     EXPENSES TO      AVERAGE
                                            ASSETS,       AVERAGE NET    REIMBURSEMENTS    AVERAGE NET     NET ASSETS
                              TOTAL         END OF        ASSETS WITH     (EXCLUDING      ASSETS WITHOUT   WITH WAIVERS    PORTFOLIO
                            INVESTMENT      PERIOD        WAIVERS AND     DIVIDEND AND      WAIVERS AND         AND         TURNOVER
                             RETURN(1,2)     (000)      REIMBURSEMENTS  INTEREST EXPENSE)  REIMBURSEMENTS  REIMBURSEMENTS    RATE
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+     13.47%      $113,247           1.55%(4)         --%             1.55%(4)        0.04%(4)        22.45%
  8/31/06                      6.39        114,153           1.52             --              1.53           (0.34)           33.60
  8/31/05                     22.65        138,143           1.53             --              1.54           (0.42)           37.61
  8/31/04                     13.96        133,060           1.49             --              1.49           (0.53)           47.06
  8/31/03                     28.55         98,383           1.55             --              1.79           (0.54)           72.72
  8/31/02                     (7.39)        40,475           1.55             --              1.71           (0.76)          119.30

  INVESTOR CLASS
  9/1/06 through 2/28/07+     13.35%      $217,585           1.80%(4)         --%             1.80%(4)       (0.21)%(4)       22.45%
  8/31/06                      6.12        230,362           1.77             --              1.78           (0.58)           33.60
  8/31/05                     22.32        274,648           1.78             --              1.79           (0.64)           37.61
  8/31/04                     13.69        327,569           1.74             --              1.74           (0.77)           47.06
  8/31/03                     28.16        279,593           1.80             --              2.04           (0.77)           72.72
  8/31/02                     (7.54)       253,838           1.79             --              1.92           (1.00)          119.30
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LONG/SHORT EQUITY FUND
---------------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+      7.73%       $96,874           3.29%(4)       2.50%(4)          3.46%(4)       (1.58)%(4)       47.27%
  8/31/06                     12.93         90,313           3.24           2.50              3.40           (1.51)          108.59
  8/31/05                     21.70         99,748           3.13           2.50              3.30           (1.82)          107.14
  8/31/04                      2.73         58,293           3.02           2.50              3.20           (2.26)          239.06
  8/31/03                     (1.13)        57,351           3.05           2.50              3.44           (1.94)          282.36
  8/31/02                     (1.17)        65,951           3.04           2.50              3.39            0.30           219.52

  INVESTOR CLASS
  9/1/06 through 2/28/07+      7.60%       $18,955           3.54%(4)       2.75%(4)          3.71%(4)       (1.83)%(4)       47.27%
  8/31/06                     12.69         20,706           3.48           2.75              3.65           (1.77)          108.59
  8/31/05                     21.34         24,716           3.37           2.75              3.55           (2.07)          107.14
  8/31/04                      2.45         14,322           3.27           2.75              3.45           (2.50)          239.06
  8/31/03                     (1.32)        15,381           3.32           2.75              3.69           (2.13)          282.36
  8/31/02                     (1.44)        49,284           3.29           2.75              3.60            0.27           219.52
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND
-------------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+      9.81%       $41,188           0.75%(4)         --%             1.08%(4)        1.18%(4)        27.11%
  8/31/06                     12.43         35,994           0.86             --              1.22            1.11            58.04
  8/31/05                     19.30         27,172           1.00             --              1.35            0.83            76.91
  8/31/04                     17.87         42,066           1.00             --              1.22            0.73            47.21
  8/31/03                      6.54         43,722           1.00             --              1.41            0.94            81.13
  8/31/02                    (12.67)        45,067           1.00             --              1.40            0.62            88.65


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 53

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                  DISTRIBUTIONS   DISTRIBUTIONS
                               NET                       NET        DIVIDENDS TO       TO              TO                     NET
                              ASSET         NET       REALIZED      SHAREHOLDERS   SHAREHOLDERS   SHAREHOLDERS               ASSET
                              VALUE,    INVESTMENT  AND UNREALIZED    FROM NET      FROM NET          FROM                   VALUE,
                             BEGINNING    INCOME/   GAIN/(LOSS) ON   INVESTMENT     REALIZED      TAX RETURN    REDEMPTION   END OF
                            OF PERIOD     (LOSS)     INVESTMENTS      INCOME          GAINS        OF CAPITAL     FEES       PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (CONTINUED)
-------------------------------------------------------
  INVESTOR CLASS
  9/1/06 through 2/28/07+    $14.77       $ 0.19**       $ 1.25       $(0.13)        $(1.24)         $ --        $  --       $14.84
  8/31/06                     15.22         0.13**         1.57        (0.13)         (2.02)           --           --        14.77
  8/31/05                     12.86         0.08**         2.36        (0.08)            --            --           --        15.22
  8/31/04                     11.01         0.05**         1.88        (0.08)            --            --           --        12.86
  8/31/03                     10.50         0.07**         0.57        (0.04)         (0.09)           --           --        11.01
  8/31/02                     13.73         0.04**        (1.56)       (0.10)         (1.61)           --           --        10.50
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    $13.05       $ 0.02**       $ 2.10       $(0.03)        $(4.06)         $ --        $  --       $11.08
  8/31/06                     14.02         0.04**         0.86        (0.02)         (1.85)           --           --        13.05
  8/31/05                     13.16           --(2)        3.22        (0.01)         (2.35)           --           --        14.02
  8/31/04                     11.57         0.01**         1.65        (0.07)            --            --           --        13.16
  8/31/03                      9.69         0.05**         1.83           --(2)          --            --           --        11.57
  8/31/02                     12.55           --(2)**     (0.94)       (0.06)         (1.86)           --           --         9.69

  INVESTOR CLASS
  9/1/06 through 2/28/07+    $12.81       $   --(2)      $ 2.06         $ --         $(4.06)         $ --        $  --       $10.81
  8/31/06                     13.80        (0.01)(2)**     0.87           --          (1.85)           --           --        12.81
  8/31/05                     13.02           --(2)        3.13           --          (2.35)           --           --        13.80
  8/31/04                     11.43        (0.02)**        1.65        (0.04)            --            --           --        13.02
  8/31/03                      9.58         0.02**         1.83           --             --            --           --        11.43
  8/31/02                     12.43        (0.02)**       (0.94)       (0.03)         (1.86)           --           --         9.58
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    $15.69       $ 0.07**       $ 1.62       $(0.13)        $(1.30)         $ --        $  --       $15.95
  8/31/06                     15.54         0.15**         1.03        (0.08)         (0.95)           --           --        15.69
  8/31/05                     13.29         0.07           2.83        (0.05)         (0.60)           --           --        15.54
  8/31/04                     10.82         0.06           2.48        (0.07)            --            --           --        13.29
  8/31/03                      9.45         0.06           1.34        (0.03)            --            --           --        10.82
  7/1/02* to 8/31/02          10.00           --          (0.55)          --             --            --           --         9.45
  INVESTOR CLASS
  9/1/06 through 2/28/07+    $15.63       $ 0.05**       $ 1.62       $(0.09)        $(1.30)         $ --        $  --       $15.91
  8/31/06                     15.49         0.11**         1.03        (0.05)         (0.95)           --           --        15.63
  8/31/05                     13.26         0.03           2.83        (0.03)         (0.60)           --           --        15.49
  8/31/04                     10.80         0.02           2.48        (0.04)            --            --           --        13.26
  8/31/03                      9.44         0.04           1.34        (0.02)            --            --           --        10.80
  7/1/02* to 8/31/02          10.00           --          (0.56)          --             --            --           --         9.44


---------------------
*  Commencement of operations.
** Calculated based on average shares outstanding for the period.
+  Unaudited.
1 Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2  Amount is less than $0.01 per share.
3  Annualized.

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.



54   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE


                                                                                         RATIO OF NET
                                                                                          INVESTMENT
                                                           RATIO OF        RATIO OF        INCOME TO
                                              NET         EXPENSES TO     EXPENSES TO       AVERAGE
                                            ASSETS,       AVERAGE NET    AVERAGE NET      NET ASSETS
                              TOTAL         END OF        ASSETS WITH    SSETS WITHOUT    WITH WAIVERS    PORTFOLIO
                            INVESTMENT      PERIOD        WAIVERS AND     WAIVERS AND         AND         TURNOVER
                             RETURN(1)      (000)       REIMBURSEMENTS  REIMBURSEMENTS   REIMBURSEMENTS     RATE
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS SMALL CAP VALUE FUND II
----------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS LARGE CAP VALUE FUND (CONTINUED)
-------------------------------------------------------
  INVESTOR CLASS
  9/1/06 through 2/28/07+     9.68%        $24,775           1.00%(3)       1.33%(3)          0.93%(3)       27.11%
  8/31/06                     12.14         21,114           1.11           1.46              0.87           58.04
  8/31/05                     19.04         12,827           1.25           1.61              0.53           76.91
  8/31/04                     17.53          8,112           1.25           1.47              0.43           47.21
  8/31/03                      6.22          5,116           1.25           1.66              0.66           81.13
  8/31/02                    (12.87)         7,893           1.25           1.61              0.37           88.65
----------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS MID CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    17.40%        $33,986           1.00%(3)       1.58%(3)          0.30%(3)       39.84%
  8/31/06                      6.82         27,538           1.00           1.38              0.28           97.30
  8/31/05                     25.97         54,187           1.00           1.31              0.03           74.08
  8/31/04                     14.39         42,240           1.00           1.26              0.07           67.40
  8/31/03                     19.41         57,052           1.00           1.40              0.55           77.87
  8/31/02                     (8.97)        50,073           1.00           1.33              0.01           99.23

  INVESTOR CLASS
  9/1/06 through 2/28/07+     17.22%       $ 9,799           1.25%(3)       1.83%(3)          0.05%(3)       39.84%
  8/31/06                      6.59          5,334           1.25           1.70             (0.04)          97.30
  8/31/05                     25.47          4,462           1.25           1.56             (0.22)          74.08
  8/31/04                     14.08          2,819           1.25           1.51             (0.18)          67.40
  8/31/03                     19.31          3,159           1.25           1.65              0.21           77.87
  8/31/02                     (9.26)         6,232           1.25           1.57             (0.18)          99.23
----------------------------------------------------------------------------------------------------------------------------------
ROBECO BOSTON PARTNERS ALL-CAP VALUE FUND
-----------------------------------------
  INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    10.77%        $14,172           0.95%(3)       2.27%(3)          0.88%(3)       15.21%
  8/31/06                      7.95          9,374           1.09           2.93              0.94           51.10
  8/31/05                     22.33          7,315           1.25           3.90              0.53           28.72
  8/31/04                     23.50          5,177           1.25           5.82              0.51           27.40
  8/31/03                     14.84          2,890           1.25           9.49              0.62           38.36
  7/1/02* to 8/31/02          (5.50)         1,810           1.25(3)       14.54(3)           0.16(3)         6.61
  INVESTOR CLASS
  9/1/06 through 2/28/07+     10.68%       $ 4,579           1.20%(3)       2.52%(3)          0.63%(3)       15.21%
  8/31/06                      7.72          3,739           1.34           3.19              0.69           51.10
  8/31/05                     22.06          2,840           1.50           4.04              0.20           28.72
  8/31/04                     23.13            649           1.50           5.84              0.14           27.40
  8/31/03                     14.63            106           1.50           9.88              0.41           38.36
  7/1/02* to 8/31/02          (5.60)            84           1.50(3)       15.34(3)          (0.01)(3)        6.61


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 55

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (continued)                 PER SHARE OPERATING PERFORMANCE


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                                                        DISTRIBUTIONS
                               NET                          NET         DIVIDENDS TO         TO                             NET
                              ASSET          NET          REALIZED      SHAREHOLDERS     SHAREHOLDERS                      ASSET
                              VALUE,      INVESTMENT    AND UNREALIZED    FROM NET        FROM NET                         VALUE,
                             BEGINNING      INCOME/     GAIN/(LOSS) ON   INVESTMENT       REALIZED        REDEMPTION       END OF
                            OF PERIOD       (LOSS)       INVESTMENTS      INCOME            GAINS            FEES          PERIOD
------------------------------------------------------------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND (FORMERLY ROBECO WPG TUDOR FUND)
----------------------------------------------------------------
INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    $16.54         $ 0.02         $ 2.38           $ --            $(1.81)          $  --         $17.13
  8/31/06                     17.42             --           1.10             --             (1.98)             --          16.54
  8/31/05 2                   17.55          (0.04)         (0.09)            --                --              --          17.42
  12/31/04                    16.34             --           3.11             --             (1.90)             --          17.55
  12/31/03                    11.24             --           5.10             --                --              --          16.34
  12/31/02                    15.21             --          (3.97)            --                --              --          11.24
  12/31/01                    18.41             --          (2.73)            --             (0.47)             --          15.21
------------------------------------------------------------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND
--------------------------------
INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    $22.27         $(0.01)        $ 1.86           $ --            $(2.21)          $  --         $21.91
  8/31/06                     23.36          (0.01)          1.42             --             (2.50)             --          22.27
  8/31/05 2                   23.10          (0.07)          0.33             --                --              --          23.36
  12/31/04                    25.27             --           0.93             --             (3.10)             --          23.10
  12/31/03                    19.16             --           6.11             --                --              --          25.27
  12/31/02                    26.46             --          (7.30)            --                --              --          19.16
  12/31/01                    33.60          (0.01)         (6.86)            --             (0.27)             --          26.46
------------------------------------------------------------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND
-------------------------
INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+    $10.50         $ 0.24**       $ 0.12         $(0.24)             $ --           $  --(6)      $10.62
  8/31/06                     10.84           0.45**        (0.34)         (0.45)               --              --(6)       10.50
  8/31/05 2                   10.81           0.25           0.03          (0.25)               --              --(6)       10.84
  12/31/04                    10.66           0.31           0.15          (0.31)               --              --          10.81
  12/31/03                    10.44           0.30           0.22          (0.30)               --              --          10.66
  12/31/02                     9.80           0.40           0.64          (0.40)               --              --          10.44
  12/31/01                     9.40           0.49           0.40          (0.49)               --              --           9.80

INVESTOR CLASS
  9/1/06 through 2/28/07+    $10.50         $ 0.23**       $ 0.12         $(0.23)             $ --           $  --         $10.62
  1/17/06* to 8/31/06         10.69           0.28**        (0.19)         (0.28)               --              --          10.50

RETIREMENT CLASS
  9/1/06 through 2/28/07+    $10.50         $ 0.24**       $ 0.12         $(0.24)             $ --           $  --         $10.62
  9/01/05* to 8/31/06         10.86           0.44**        (0.36)         (0.44)               --              --          10.50


----------------------------------
*    Commencement of operations.
**   Calculated based on average shares outstanding for the period.
+    Unaudited.
1 Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
2    For the period January 1, 2005 through August 31, 2005.
3 Excludes the effects of fees paid indirectly. Had such offsets been included, the ratio would not differ.
4 The portfolio turnover rates excluding mortgage dollar roll transactions were 116.45%, 295.59%, 295.21% and 573.60% for the period ended February 28, 2007, for the year ended August 31, 2006, for the period ended August 31, 2005 and the year ended December 31, 2004, respectively.
5    Annualized.
6    Amount is less than $0.01 per share.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


56   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS (concluded)                 PER SHARE OPERATING PERFORMANCE


                                                                                         RATIO OF NET
                                                                                          INVESTMENT
                                                           RATIO OF        RATIO OF        INCOME TO
                                              NET         EXPENSES TO     EXPENSES TO       AVERAGE
                                            ASSETS,       AVERAGE NET    AVERAGE NET      NET ASSETS
                              TOTAL         END OF        ASSETS WITH    SSETS WITHOUT    WITH WAIVERS    PORTFOLIO
                            INVESTMENT      PERIOD        WAIVERS AND     WAIVERS AND         AND         TURNOVER
                             RETURN(1)      (000)       REIMBURSEMENTS  REIMBURSEMENTS   REIMBURSEMENTS     RATE
------------------------------------------------------------------------------------------------------------------------------------
ROBECO WPG SMALL CAP VALUE FUND (FORMERLY ROBECO WPG TUDOR FUND)
----------------------------------------------------------------
INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+     14.82%     $  57,767           1.49%(5)       1.49%(5)          0.18%(5)       64.81%
  8/31/06                      7.16         48,607           1.43(3)        1.43              0.02          139.15
  8/31/05 2                   (0.74)        52,368           1.57(3,5)      1.57(5)          (0.35)(5)      135.85
  12/31/04                    19.35         57,787           1.55           1.55             (0.55)         159.20
  12/31/03                    45.37         58,282           1.68           1.68              0.83          228.30
  12/31/02                   (26.10)        47,705           1.54           1.54             (0.81)         105.60
  12/31/01                   (14.78)        71,324           1.38           1.38              0.11          128.10
------------------------------------------------------------------------------------------------------------------------------------
ROBECO WPG LARGE CAP GROWTH FUND
--------------------------------
INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+      8.28%     $  18,185          1.40%(5)        1.94%(5)         (0.10)%(5)      46.30%
  8/31/06                      6.10         18,935           1.40(3)        1.79             (0.06)          93.80
  8/31/05 2                    1.13         20,626           1.40(3,5)      2.08(5)          (0.42)(5)      100.01
  12/31/04                     3.82         26,222           1.40           1.50             (0.06)         138.70
  12/31/03                    31.89         52,355           1.44           1.44             (0.52)         126.80
  12/31/02                   (27.59)        43,412           1.25           1.25             (0.42)         107.90
  12/31/01                   (20.45)        74,931           1.14           1.14             (0.11)          56.40
------------------------------------------------------------------------------------------------------------------------------------
ROBECO WPG CORE BOND FUND
-------------------------
INSTITUTIONAL CLASS
  9/1/06 through 2/28/07+      3.49%      $172,497           0.43%(5)       0.81%(5)          4.64%(5)      206.86%(4)
  8/31/06                      1.11        178,491           0.43(3)        0.79              4.29          626.69(4)
  8/31/05 2                    2.65        161,761           0.43(3,5)      0.75(5)           3.52(5)       602.95(4)
  12/31/04                     4.38        144,349           0.43           0.71              2.90          805.80(4)
  12/31/03                     5.04        145,818           0.45           0.75              2.81          561.80
  12/31/02                    10.87        105,261           0.50           0.83              4.02          539.20
  12/31/01                     9.64        123,797           0.50           0.81              5.04          431.50

INVESTOR CLASS
  9/1/06 through 2/28/07+      3.36%     $      21           0.68%(5)       1.06%(5)          4.39%(5)      206.86%(4)
  1/17/06* to 8/31/06          0.84             20           0.66(3,5)      1.04(5)           4.23(5)       626.69(4)

RETIREMENT CLASS
  9/1/06 through 2/28/07+      3.43%     $      21           0.53%(5)       0.91%(5)          4.54%(5)      206.86%(4)
  9/01/05* to 8/31/06          0.84             20           0.50(3,5)      0.86(5)           4.21(5)       626.69(4)



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    SEMI-ANNUAL REPORT 2007 | 57

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including Robeco Boston Partners Small Cap Value Fund II ("BP Small Cap Value Fund II"), Robeco Boston Partners Long/Short Equity Fund ("BP Long/Short Equity Fund"), Robeco Boston Partners Large Cap Value Fund ("BP Large Cap Value Fund"), Robeco Boston Partners Mid Cap Value Fund ("BP Mid Cap Value Fund"), Robeco Boston Partners All-Cap Value Fund ("BP All-Cap Value Fund") (collectively "BP Funds"), Robeco WPG Small Cap Value Fund, formerly Robeco WPG Tudor Fund, ("WPG Small Cap Value Fund"), Robeco WPG Large Cap Growth Fund ("WPG Large Cap Growth Fund") and Robeco WPG Core Bond Fund ("WPG Core Bond Fund") (collectively "WPG Funds") (each a "Fund," collectively the "Funds"). As of February 28, 2007, the BP Funds each offer two classes of shares, Institutional Class and Investor Class. The WPG Small Cap Value and WPG Large Cap Growth Funds are single class funds offering only the Institutional Class of shares. The WPG Core Bond Fund offers three classes of shares, Institutional Class, Investor Class and Retirement Class.

     RBB has authorized capital of one hundred billion shares of common stock of which 76.673 billion shares are currently classified into one hundred and six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families."

     On December 16, 2004, the Board of Trustees of the WPG Small Cap Value Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, a series of Weiss, Peck and Greer Funds Trust (each a "WPG Fund" and collectively, the "WPG Funds"), approved an Agreement and Plan of Reorganization between each Fund and the Company, that provided for the tax-free reorganization of the Funds into newly created portfolios of the Company (the "New Funds"). The Agreement and Plan of Reorganization was approved by the shareholders, and, effective after the close of business on April 29, 2005, all of the assets and liabilities of the WPG Funds have been transferred, in a tax-free exchange, to the New Funds and the shareholders of the WPG Funds have become shareholders of the New Funds.

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System ("NASDAQ") market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- THE FUNDS RECORD SECURITY TRANSACTIONS BASED ON TRADE DATE. THE COST OF INVESTMENTS SOLD IS DETERMINED BY USE OF THE SPECIFIC IDENTIFICATION METHOD FOR BOTH FINANCIAL REPORTING AND INCOME TAX PURPOSES IN DETERMINING REALIZED GAINS AND LOSSES ON INVESTMENTS. INTEREST INCOME IS ACCRUED WHEN EARNED. DIVIDEND INCOME IS RECORDED ON THE EX-DIVIDEND DATE. DISTRIBUTIONS RECEIVED ON SECURITIES THAT REPRESENT A RETURN OF CAPITAL OR CAPITAL GAINS ARE RECORDED AS A REDUCTION OF COST OF INVESTMENTS AND/OR AS A REALIZED GAIN. THE FUNDS ESTIMATE THE COMPONENTS OF DISTRIBUTIONS RECEIVED THAT MAY BE CONSIDERED RETURN OF CAPITAL DISTRIBUTIONS OR CAPITAL GAIN DISTRIBUTIONS.


58   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     The Funds' investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date for all Funds with the exception of the WPG Core Bond Fund which declares daily and pays monthly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Funds' intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     FOREIGN CURRENCY TRANSLATION -- The books and records of the portfolios are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities and other assets and liabilities stated in foreign currencies are translated at the exchange rate prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resulting exchange gains and losses are included in the Statement of Operations.

     FOREIGN SECURITIES -- There are certain risks resulting from investing in foreign securities in addition to the usual risks inherent in domestic investments. Such risks include future political, economic and currency exchange developments including investment restrictions and changes in foreign laws.

     FORWARD CURRENCY CONTRACTS -- The Funds may enter into forward currency contracts. Such contracts may be utilized in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of portfolios denominated in foreign currencies. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. Upon entering into such a contract, a Fund is required to segregate assets with its custodian at least equal to the value of the Fund's assets committed to fulfilling the forward currency contract. At February 28, 2007, the Funds did not hold any forward currency contracts.

     FUTURES -- The WPG Small Cap Value Fund and the WPG Core Bond Fund may enter into futures contracts. A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash and/or securities equal to the minimum "initial margin" requirements of the exchange on which such contract is traded. Pursuant to the contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a "variation margin" and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Fund is also required to fully collateralize futures contracts purchased. The Funds only enter into futures contracts that are traded on exchanges.

                                                    SEMI-ANNUAL REPORT 2007 | 59

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     LINE OF CREDIT -- Each Robeco Boston Partners Fund may borrow an amount up to its prospectus-defined limitations, from a committed line of credit of 10% of the Fund's net assets through Custodial Trust Company available to the Funds in the Robeco Boston Partners Fund Family. Borrowings from the line of credit will bear interest at the Federal Funds Rate plus 125 basis points. The Funds had no outstanding borrowings at February 28, 2007 or at any time during the six months ended February 28, 2007.

     MORTGAGE DOLLAR ROLLS (WPG CORE BOND FUND) -- The WPG Core Bond Fund may enter into mortgage dollar rolls in which the WPG Core Bond Fund sells mortgage securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities at an agreed upon price on a fixed date. The WPG Core Bond Fund accounts for such dollar rolls as purchases and sales and records an unrealized gain or loss each day equal to the difference between the original value of the purchase and the current market value. The WPG Core Bond Fund must maintain liquid securities having a value not less than the repurchase price (including accrued interest) for such dollar rolls. Losses may arise due to changes in value of the securities or if the counterparty does not perform under the terms of the agreement. If the counterparty files for bankruptcy or becomes insolvent, the WPG Core Bond Fund's right to repurchase or sell securities may be limited.

     OPTIONS -- The BP All-Cap Value Fund, WPG Small Cap Value Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund may buy put and call options and write covered call and secured put options. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. The risk in writing a call option is that a Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that a Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that a Fund pays a premium whether or not the option is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. A Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

     Options purchased are recorded as an asset and written options are recorded as liabilities to the extent of premiums paid or received. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of the premium received or paid.

     The BP All-Cap Value Fund had transactions in options written during the six month period ended February 28, 2007 as follows:

                                                           NUMBER OF   PREMIUMS
                                                           CONTRACTS   RECEIVED
                                                             ----      --------
Options outstanding at August 31, 2006                        247      $ 83,679
Options written                                               222        62,522
Options terminated in closing purchase transactions           (24)       (8,328)
Options exercised                                            (156)      (60,987)
                                                                       --------
Options outstanding at February 28, 2007                      289      $ 76,886
                                                             ----      --------

     SHORT SALES -- When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund and the BP All-Cap Value Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund's gain is limited to the amount at which it sold a security short, its potential loss is unlimited in size. Until a Fund replaces a borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.


60   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Effective January 1, 2007, Boston Partners Asset Management, L.L.C. and Robeco USA, L.L.C. (formerly known as Weiss, Peck and Greer Investments), ("WPG"), the former entities that provided investment advisory services to the BP Funds and the WPG Funds, respectively, merged into and with Robeco USA, Inc., with Robeco USA, Inc. remaining as the surviving entity. In addition, effective January 1, 2007, Robeco USA, Inc., which had been doing business under the name Robeco Investment Management, officially changed its name to Robeco Investment Management, Inc.

     For its advisory services with respect to the BP Funds, Robeco Investment Management, Inc. ("Robeco") is entitled to receive 1.25% of the BP Small Cap Value Fund II's average daily net assets, 2.25% of the BP Long/Short Equity Fund's average daily net assets, 0.60% of the BP Large Cap Value Fund's average daily net assets, 0.80% of the BP Mid Cap Value Fund's average daily net assets and 0.80% of the BP All-Cap Value Fund's average daily net assets, each accrued daily and payable monthly. Prior to March 1, 2006 the Advisory fees for the BP Large Cap Value Fund and the BP All-Cap Value Fund were 0.75% and 1.00% of average daily net assets, respectively.

     Robeco has contractually agreed to limit the Funds' total operating expenses to the extent that such expenses exceed the ratios in the table below. This limit is calculated daily based on each Fund's average daily net assets. This limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. The BP Funds will not pay Robeco at a later time for any amounts waived or any amounts assumed.

                                          INSTITUTIONAL      INVESTOR
                                          -------------      --------
BP Small Cap Value Fund II                    1.55%            1.80%
BP Long/Short Equity Fund                     2.50%*           2.75%*
BP Large Cap Value Fund                       0.75%            1.00%
BP Mid Cap Value Fund                         1.00%            1.25%
BP All-Cap Value Fund                         0.95%            1.20%

      * Excluding short sale dividend expense.

     For its advisory services with respect to the WPG Funds, Robeco is entitled to receive advisory fees, accrued daily and paid monthly, as follows:

     WPG Small Cap Value Fund   0.90% of net assets up to $300 million
                                0.80% of net assets $300 million to $500 million
                                0.75% of net assets in excess of $500 million

     WPG Large Cap Growth Fund  0.75% of net assets

     WPG Core Bond Fund         0.45% of net assets

     Robeco has contractually agreed to cap the Funds' operating expenses. The WPG Small Cap Value Fund's expenses are capped at 1.70%, WPG Large Cap Growth Fund's expenses are capped at 1.40%, and WPG Core Bond Fund, Institutional Class, Investor Class, and Retirement Class expenses are capped at 0.43%, 0.68% and 0.53%, respectively. Pursuant to an agreement, beginning in 2004, Robeco may seek reimbursement from the WPG Small Cap Value Fund and WPG Large Cap Growth Fund for expenses waived by WPG during the prior two years to the extent that such recovery would not cause the affected Fund to exceed the expense limitations in effect at the time of recovery. At February 28, 2007, the amount potentially recoverable by Robeco from the WPG Large Cap Growth Fund pursuant to this agreement is $54,529 expiring April 29, 2007. Robeco has agreed to not recover any fees waived after April 29, 2005.

     For the six months ended February 28, 2007, investment advisory fees, waivers and reimbursements of expenses were as follows:



                                               GROSS                                     NET                EXPENSE
                                           ADVISORY FEES           WAIVERS          ADVISORY FEES         REIMBURSEMENT
                                           -------------           -------          -------------         -------------
BP Small Cap Value Fund II                  $2,130,955            $ (5,739)          $2,125,216         $        --
BP Long/Short Equity Fund                    1,264,574             (92,049)           1,172,525                  --
BP Large Cap Value Fund                        186,084            (100,919)              85,165                  --
BP Mid Cap Value Fund                          144,216            (105,566)              38,650                  --
BP All-Cap Value Fund                           69,195             (69,195)                  --             (44,932)
WPG Small Cap Value Fund                       228,735                   --              228,735                 --
WPG Large Cap Growth Fund                       71,085             (51,490)              19,595                  --
WPG Core Bond Fund                             385,882            (328,882)              57,000                  --

                                                    SEMI-ANNUAL REPORT 2007 | 61

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.1125% of each Fund's first $200 million of average net assets; and 0.095% of each Fund's average net assets in excess of $200 million with a minimum monthly fee of $5,333 for each Fund.

     For the six month period ended February 28, 2007, PFPC administration and accounting services fees were as follows:

                                 ADMINISTRATION
                                 AND ACCOUNTING
                                  SERVICE FEES
                                 --------------
BP Small Cap Value Fund II           $209,050
BP Long/Short Equity Fund              75,444
BP Large Cap Value Fund                45,689
BP Mid Cap Value Fund                  44,723
BP All-Cap Value Fund                  42,343
WPG Small Cap Value Fund               43,369
WPG Large Cap Growth Fund              45,116
WPG Core Bond Fund                    119,035

     Included in the administration and accounting service fees, shown above, are fees for providing regulatory administrative services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each Fund in proportion to its net assets of the RBB funds.

     In addition, PFPC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agency services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $3,000 per class plus per account charges and out of pocket expenses.

     For providing custodial services to the BP Funds, PFPC Trust Company, a wholly-ownd subsidary of PFPC Worldwide Inc., an indirect wholly-owned subsidary of the PNC Financial Services Group, Inc. is entitled to receive a monthly fee equal to an annual rate of 0.01% of the Funds' average daily gross assets or a minimum monthly fee of $1,000.

     PFPC Distributors, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors, Inc. is entitled to receive an annual fee of $62,500 from the BP Funds, which is allocated to the BP Funds in proportion to their net assets. PFPC Distributors, Inc. is entitled to receive an annual fee of $5,000 per Fund from the WPG Funds.

     The Board of Directors of the Company has approved a Distribution Agreement and adopted a separate Plan of Distribution for the Investor Shares (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Plan, PFPC Distributors, Inc. (the "Distributor") is entitled to receive from the Funds a distribution fee with respect to the Investor Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Shares.

     Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares,
(ii) ongoing servicing and/or  maintenance of the accounts of shareholders,  and
(iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Shares, all as set forth in the Funds' 12b-1 Plan. Ongoing servicing and/or maintenance of the accounts of shareholders may include updating and mailing prospectuses and shareholder reports, responding to inquiries regarding shareholder accounts and acting as agent or intermediary between shareholders and the Funds or their service providers.

     The Board of Directors of the Company has adopted a Shareholder Services Plan (the "Plan") for the WPG Core Bond Fund's Retirement Class Shares authorizing the WPG Core Bond Fund to pay securities dealers, plan administrators or other service organizations ("Service Organizations") who agree to provide certain shareholder and administrative services to plans or plan participants holding Retirement Class Shares of the WPG Core Bond Fund a service fee at an annual rate of up to 0.10% of the average daily net asset value of WPG Core Bond Fund's Retirement Class Shares.

     At February 28, 2007, PFPC and its affiliates were due fees for their services of $58,364, $49,689, $18,230, $22,340, $15,575, $26,026, $15,368 and
$28,509 from the BP Small Cap Value Fund II, BP Long/Short Equity Fund, BP Large Cap Value Fund, BP Mid Cap Value Fund, BP All-Cap Value Fund, WPG Small Cap Value Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, respectively.


62   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

3. CUSTODIAN FEES (WPG SMALL CAP VALUE FUND, WPG LARGE CAP GROWTH FUND AND WPG CORE BOND FUND)

     Boston Safe Deposit and Trust provides custodial services to the WPG Funds. Each WPG Fund has entered into an expense offset agreement with Boston Safe Deposit and Trust Company, wherein it receives a credit toward the reduction of custodian fees whenever there are uninvested cash balances. For the six month period ended February 28, 2007 there were no custodian offset fees. For the six month period ended February 28, 2007, the Funds' custodian fees were as follows:

                                   CUSTODIAN FEE
                                   -------------
WPG Small Cap Value Fund              $ 7,922
WPG Large Cap Growth Fund               4,658
WPG Core Bond Fund                     21,595

4. INVESTMENT IN SECURITIES

     For the six month period ended February 28, 2007, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:
                                                  INVESTMENT SECURITIES
                                              -----------------------------
                                                PURCHASES         SALES
                                              --------------   ------------
BP Small Cap Value Fund II                    $  73,828,563    $134,239,843
BP Long/Short Equity Fund                        53,197,605      62,701,783
BP Large Cap Value Fund                          20,382,707      16,541,110
BP Mid Cap Value Fund                            18,865,820      14,245,888
BP All-Cap Value Fund                             7,217,541       2,483,958
WPG Small Cap Value Fund                         30,736,671      31,815,370
WPG Large Cap Growth Fund                         8,785,132      10,875,934
WPG Core Bond Fund                              246,253,029     272,351,325

     Purchases and sales of long-term U.S. government obligations were:

                                                PURCHASES         SALES
                                              --------------   ------------
WPG Core Bond Fund                            $ 155,946,425    $150,023,186

5. CAPITAL SHARE TRANSACTIONS

     As of February 28, 2007, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class of the WPG Small Cap Value Fund, WPG Large Cap Growth Fund and WPG Core Bond Fund, each of which has 50,000,000 shares of $0.001 par value common stock authorized.

     Transactions in capital shares for the respective periods were as follows:

                                                                           BP SMALL CAP VALUE FUND II
                                                             ---------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                               SIX MONTH PERIOD ENDED              YEAR ENDED
                                                                  FEBRUARY 28, 2007              AUGUST 31, 2006
                                                             ---------------------------------------------------------
                                                               SHARES         VALUE          SHARES           VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
Sales.....................................................      603,746   $ 13,868,429        578,461     $ 13,652,888
Repurchases ...............................................  (1,168,339)   (27,353,497)    (1,858,219)     (43,364,503)
Redemption Fees*..........................................           --          5,526             --           17,806
Reinvestments.............................................      702,290     15,127,331        699,447       15,555,696
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease).................................      137,697   $  1,647,789       (580,311)    $(14,138,113)
                                                             ==========   ============     ==========     ============
INVESTOR CLASS
Sales.....................................................      303,834   $  6,844,478      1,601,378     $ 37,613,254
Repurchases...............................................   (2,106,309)   (47,596,166)    (4,293,955)     (97,878,085)
Redemption Fees*..........................................           --         10,945             --           36,512
Reinvestments.............................................    1,592,045     33,640,023      1,696,876       37,110,688
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease).................................     (210,430)  $ (7,100,720)      (995,701)    $(23,117,631)
                                                             ==========   ============     ==========     ============

                                                    SEMI-ANNUAL REPORT 2007 | 63

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


                                                                            BP LONG/SHORT EQUITY FUND
                                                             ---------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                               SIX MONTH PERIOD ENDED              YEAR ENDED
                                                                  FEBRUARY 28, 2007              AUGUST 31, 2006
                                                             ---------------------------------------------------------
                                                               SHARES         VALUE          SHARES           VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
Sales .....................................................     140,567   $  2,591,493        125,886     $  2,126,079
Repurchases ...............................................    (165,882)    (3,018,271)    (1,323,512)     (21,652,614)
Redemption Fees* ..........................................        --              110           --             46,371
Reinvestments .............................................     516,071      9,062,211        484,194        8,105,408
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................     490,756   $  8,635,543       (713,432)    $(11,374,756)
                                                             ==========   ============     ==========     ============
INVESTOR CLASS
Sales .....................................................       7,999   $    147,577         12,505     $    215,550
Repurchases ...............................................    (179,783)    (3,272,056)      (390,664)      (6,473,943)
Redemption Fees* ..........................................        --               22           --             10,786
Reinvestments .............................................     106,330      1,841,647        112,881        1,871,569
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................     (65,454)  $ (1,282,810)      (265,278)    $ (4,376,038)
                                                             ==========   ============     ==========     ============


                                                                               BP LARGE CAP VALUE FUND
                                                             ---------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                               SIX MONTH PERIOD ENDED              YEAR ENDED
                                                                  FEBRUARY 28, 2007              AUGUST 31, 2006
                                                             ---------------------------------------------------------
                                                               SHARES         VALUE          SHARES           VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
Sales .....................................................     202,190   $  3,014,757        646,767     $  9,254,760
Repurchases ...............................................      (9,491)    (1,332,577)      (288,561)      (4,191,539)
Reinvestments .............................................     240,188      3,518,750        307,357        4,164,692
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................     352,887   $  5,200,930        665,563     $  9,227,913
                                                             ==========   ============     ==========     ============
INVESTOR CLASS
Sales .....................................................     226,176   $  3,440,328        782,378     $ 11,308,245
Repurchases ...............................................    (120,799)    (1,837,466)      (364,636)      (5,219,721)
Reinvestments .............................................     135,405      2,022,954        168,790        2,329,297
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................     240,782   $  3,625,816        586,532     $  8,417,821
                                                             ==========   ============     ==========     ============


                                                                                BP MID CAP VALUE FUND
                                                             ---------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                               SIX MONTH PERIOD ENDED              YEAR ENDED
                                                                  FEBRUARY 28, 2007              AUGUST 31, 2006
                                                             ---------------------------------------------------------
                                                               SHARES         VALUE          SHARES           VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
Sales .....................................................     353,251   $  4,151,529        342,353     $  4,464,259
Repurchases ...............................................    (156,156)    (2,027,766)    (2,612,779)     (33,998,155)
Reinvestments .............................................     761,214      8,129,767        516,918        6,544,181
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................     958,309   $ 10,253,530     (1,753,508)    $(22,989,715)
                                                             ==========   ============     ==========     ============
INVESTOR CLASS
Sales .....................................................     419,364   $  4,709,632        173,429     $  2,258,578
Repurchases ...............................................    (104,573)    (1,233,857)      (133,206)      (1,706,074)
Reinvestments .............................................     175,316      1,828,547         52,930          658,979
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................     490,107   $  5,304,322         93,153     $  1,211,483
                                                             ==========   ============     ==========     ============

64   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


                                                                               BP ALL-CAP VALUE FUND
                                                             ---------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                               SIX MONTH PERIOD ENDED              YEAR ENDED
                                                                  FEBRUARY 28, 2007              AUGUST 31, 2006
                                                             ---------------------------------------------------------
                                                               SHARES         VALUE          SHARES           VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
Sales .....................................................     240,518   $  3,808,525        266,146     $  4,018,137
Repurchases ...............................................     (22,548)      (370,900)      (171,528)      (2,587,589)
Reinvestments .............................................      72,940      1,165,589         31,915          476,166
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................     290,910   $  4,603,214        126,533     $  1,906,714
                                                             ==========   ============     ==========     ============
------------
INVESTOR CLASS
Sales .....................................................      69,582   $  1,138,187         90,797     $  1,401,095
Repurchases ...............................................     (40,349)      (653,082)       (48,842)        (746,935)
Reinvestments .............................................      19,309        307,986         13,979          208,144
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................      48,542   $    793,091         55,934     $    862,304
                                                             ==========   ============     ==========     ============




                                                                             WPG SMALL CAP VALUE FUND
                                                             ---------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                               SIX MONTH PERIOD ENDED              YEAR ENDED
                                                                  FEBRUARY 28, 2007              AUGUST 31, 2006
                                                             ---------------------------------------------------------
                                                               SHARES         VALUE          SHARES           VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
Sales .....................................................     166,849   $  2,874,224         77,517     $  1,234,067
Repurchases ...............................................    (188,720)    (3,268,375)      (483,726)      (8,013,166)
Reinvestments .............................................     279,752      4,696,789        338,981        5,199,969
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................     257,881   $  4,302,638        (67,228)    $ (1,579,130)
                                                             ==========   ============     ==========     ============


                                                                             WPG LARGE CAP GROWTH FUND
                                                             ---------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                               SIX MONTH PERIOD ENDED              YEAR ENDED
                                                                  FEBRUARY 28, 2007              AUGUST 31, 2006
                                                             ---------------------------------------------------------
                                                               SHARES         VALUE          SHARES           VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
Sales .....................................................       5,241   $    124,796         23,820     $    534,282
Repurchases ...............................................     (92,526)    (2,109,004)      (135,322)      (3,056,426)
Reinvestments .............................................      67,218      1,474,748         78,538        1,736,482
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................     (20,067)  $   (509,460)       (32,964)    $   (785,662)
                                                             ==========   ============     ==========     ============


                                                    SEMI-ANNUAL REPORT 2007 | 65

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)


                                                                                WPG CORE BOND FUND
                                                             ---------------------------------------------------------
                                                                      FOR THE                        FOR THE
                                                               SIX MONTH PERIOD ENDED              YEAR ENDED
                                                                  FEBRUARY 28, 2007              AUGUST 31, 2006
                                                             ---------------------------------------------------------
                                                               SHARES         VALUE          SHARES           VALUE
                                                             ----------   ------------     ----------     ------------
INSTITUTIONAL CLASS
Sales .....................................................     363,096   $  3,851,701      3,490,182     $ 36,295,041
Repurchases ...............................................  (1,471,349)   (15,517,097)    (2,023,134)     (21,207,704)
Redemption Fees* ..........................................          --            140             --            3,747
Reinvestments .............................................     352,997      3,729,573        615,292        6,458,337
                                                             ----------   ------------     ----------     ------------
Net Increase / (Decrease) .................................    (755,256)  $ (7,935,683)     2,082,340     $ 21,549,421
                                                             ==========   ============     ==========     ============
INVESTOR CLASS
Sales .....................................................          42   $        445          3,113     $     33,164
Repurchases ...............................................          --             --         (1,251)         (12,979)
Reinvestments .............................................          --             --             59              617
                                                             ----------   ------------     ----------     ------------
Net Increase ..............................................          42   $        445          1,921     $     20,802
                                                             ==========   ============     ==========     ============
RETIREMENT CLASS
Sales .....................................................          43   $        460          1,842     $     20,000
Repurchases ...............................................          --             --             --               --
Reinvestments .............................................          --             --             79              823
                                                             ----------   ------------     ----------     ------------
Net Increase ..............................................          43   $        460          1,921     $     20,823
                                                             ==========   ============     ==========     ============

   * There is a 1.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Small Cap Value Fund II. There is a 2.00% redemption fee on shares redeemed which have been held 365 days or less on the BP Long/Short Equity Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital. The WPG Core Bond Fund has a 2.00% redemption fee on shares redeemed within 60 days of purchase.

     As of February 28, 2007, the following shareholders held 10% or more of the outstanding shares of the Funds. These shareholders may be omnibus accounts which are comprised of many underlying shareholders.

     BP Small Cap Value Fund II (4 shareholders)                      73%
     BP Long/Short  Equity Fund (3 shareholders)                      70%
     BP Large Cap Value Fund (3  shareholders)                        75%
     BP Mid Cap Value Fund (3 shareholders)                           90%
     BP All-Cap Value Fund (4 shareholders)                           83%
     WPG Small Cap Value Fund                                         --
     WPG Large Cap Growth Fund (1  shareholder)                       12%
     WPG Core Bond Fund (4 shareholders)                              68%

6. SECURITIES LENDING (WPG SMALL CAP VALUE FUND AND WPG CORE BOND FUND)

     At February 28, 2007, the WPG Small Cap Value Fund loaned securities valued at $5,922,181 (including accrued interest). For collateral, the WPG Small Cap Value Fund received a letter of credit from Banco Santander Bank in an amount equal to $6,000,000. At February 28, 2007, the WPG Core Bond Fund loaned securities with maturity dates ranging from 02/15/13 to 11/15/16 and interest rates ranging from 3.875% to 4.625% valued at $16,025,994 (including accrued interest). For collateral, the WPG Core Bond Fund received U.S. Treasury securities which were valued at $16,656,053. For the six month period ended February 28, 2007, the WPG Small Cap Value Fund earned $6,807 and the WPG Core Bond Fund earned $3,635 in securities lending fees, net of custodian expenses. Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents or U.S. government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned.


66   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

7. FEDERAL INCOME TAX INFORMATION

     At February 28, 2007, federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows:

                                                                                                  NET UNREALIZED
                                           FEDERAL TAX      UNREALIZED          UNREALIZED         APPRECIATION/
FUND                                          COST         APPRECIATION        DEPRECIATION        DEPRECIATION
----                                      ------------     ------------        ------------        ------------
BP Small Cap Value Fund II                $269,455,465     $74,177,332         $(11,337,635)       $62,839,697
BP Long/Short Equity Fund                   63,202,005      15,331,005           (5,793,108)         9,537,897
BP Large Cap Value Fund                     58,221,608       8,220,531             (479,368)         7,741,163
BP Mid Cap Value Fund                       38,367,513       5,693,253             (225,329)         5,467,924
BP All-Cap Value Fund                       16,303,878       2,815,146             (321,513)         2,493,633
WPG Small Cap Value Fund                    49,502,534       6,851,905           (1,004,344)         5,847,561
WPG Large Cap Growth Fund                   15,426,752       3,195,271             (278,028)         2,917,243
WPG Core Bond Fund                         185,015,599       1,494,939             (326,421)         1,168,518

     As of August 31, 2006, the components of distributable earning on a tax basis were as follows:

                                           UNDISTRIBUTED  UNDISTRIBUTED
                                             ORDINARY       LONG-TERM
FUND                                          INCOME          GAINS
----                                       -----------    -------------
BP Small Cap Value Fund II                  $3,979,425     $38,297,165
BP Long/Short Equity Fund                    4,224,746       3,311,024
BP Large Cap Value Fund                      1,915,251       2,911,389
BP Mid Cap Value Fund                        1,568,228       8,074,201
BP All-Cap Value Fund                          180,373         967,690
WPG Small Cap Value Fund                     2,048,636       2,453,128
WPG Large Cap Growth Fund                      650,613       1,020,893
WPG Core Bond Fund                              28,784              --

     At August 31, 2006, the WPG Core Bond Fund had capital loss carryforwards of $3,212,690 available to offset future capital gains which expire in 2007 ($2,731,098) and in 2014 ($481,592).

     Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006, WPG Core Bond Fund expects to elect to treat post-October capital losses of $3,888,094 incurred in the period November 1, 2005 through August 31, 2006 as having been incurred in the following fiscal year. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

8. NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year funds by no later than June 29, 2007. Robeco has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Funds' financial statements.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair valuation and requires companies to expand their disclosure about the use of fair valuation to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Funds are in the process of reviewing the impact, if any, of the SFAS on the Funds' financial statements.

                                                    SEMI-ANNUAL REPORT 2007 | 67

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

9. CHANGE OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     PricewaterhouseCoopers LLP ("PwC") resigned as the Funds' registered public accounting firm on November 21, 2006 due to PwC's business relationship with certain affiliates of Robeco. As a result of PwC's engagement to provide certain contemplated services to Robeco affiliates in the future, PwC will no longer be independent with respect to the Funds. On December 20, 2006, RBB, by action of the Board of Directors and upon the recommendation of its Audit Committee, engaged Ernst & Young LLP to serve as the independent registered public accounting firm to audit the Funds' financial statements for the fiscal year ending August 31, 2007.

     PwC's reports on the Funds' financial statements for each of the fiscal years ended August 31, 2006 and August 31, 2005 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principles. During the Funds' fiscal years ended August 31, 2006 and August 31, 2005 and the interim period September 1, 2006 through December 20, 2006, ("Interim Period"), (i) there were no disagreements with PwC on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of PwC, would have caused it to make reference to the subject matter of the disagreements in connection with its reports on the Funds' financial statements for such years, and (ii) there were no "reportable events" of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.

     During the Funds' fiscal year ended August 31, 2006 and August 31, 2005 and Interim Period, neither RBB, the Funds nor anyone on their behalf has consulted Ernst & Young LLP on items which (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds' financial statements or
(ii) concerned the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).


68   |   SEMI-ANNUAL REPORT 2007

ROBECO INVESTMENT FUNDS                            FEBRUARY 28, 2007 (unaudited)
--------------------------------------------------------------------------------
OTHER INFORMATION (unaudited)


PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 261-4073 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

     The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               INVESTMENT ADVISERS
                        ---------------------------------
                        Robeco Investment Management Inc.
                                909 Third Avenue
                               New York, NY 10022

                                  ADMINISTRATOR
                               ------------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809

                                 TRANSFER AGENT
                             -----------------------
                                    PFPC Inc.
                                101 Sabin Street
                               Pawtucket, RI 02860

                                   DISTRIBUTOR
                             -----------------------
                             PFPC Distributors, Inc.
                                  760 Moore Rd.
                            King of Prussia, PA 19406


                                   CUSTODIANS
                             -----------------------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153

                             Boston Safe Deposit and
                                  Trust Company
                               One Exchange Place
                                Boston, MA 02109

                          INDEPENDENT REGISTERED PUBLIC
                                 ACCOUNTING FIRM
                     --------------------------------------
                                Ernst & Young LLP
                               Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

                                     COUNSEL
                          ----------------------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

                                   ---------
                                      THE
                                   SCHNEIDER
                                     FUNDS
                                   ---------

                              OF THE RBB FUND, INC.


                         SCHNEIDER SMALL CAP VALUE FUND


                              SCHNEIDER VALUE FUND


                               -----------------
                                  SEMI-ANNUAL
                                     REPORT
                               FEBRUARY 28, 2007
                                  (UNAUDITED)
                               -----------------




[GRAPHIC OMITTED]
--------------------------------------------------------------------------------
SCHNEIDER CAPITAL MANAGEMENT





This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Funds.

                               THE SCHNEIDER FUNDS
                       ANNUAL INVESTMENT ADVISER'S REPORT
                                FEBRUARY 28, 2007
                                   (UNAUDITED)




Dear Fellow Shareholder:

     We are pleased to provide you with the semi-annual report for the Schneider Funds for the six months ended February 28, 2007.

INVESTMENT APPROACH

     The investment staff at Schneider Capital Management employs fundamental research to identify both depressed companies and industries in a rough patch where the raw material exists to stage a strong earnings recovery. We typically invest in companies going through management changes or strategy shifts or that have implemented programs to reduce operating costs to improve profitability. We also invest in companies in cyclical industries when profits are depressed, but where the self-correcting forces of supply and demand can eventually stage an earnings rebound. Each holding has a price target based on our bottom-up analysis.

INVESTMENT CLIMATE AND OUTLOOK

     U.S. equities posted healthy overall results during the reporting period, although they retreated in late February. The Russell 3000(R) Index, which represents the broad market, rose 9.8% during the period.

     The strong performance for U.S. stocks was influenced by continued healthy corporate profit growth in 2006, although a weaker picture for 2007 appears to have dampened some enthusiasm. The period ended with a late-February sell-off amid accumulating worries that the slumping housing sector and subprime mortgage mess might become a serious drag on the broader economy.

     Corporate profit growth has risen sharply during the past five years, especially in many cyclical industries, leading to historically high margins and returns on capital. We believe those outsized gains will measurably slow in 2007, with growth decelerating to the mid single-digits. While investors are digesting this unpleasant news, a downshifting in the economy and corporate profits might deliver the tame inflation data and softness in employment that gives the Fed room to start a modest easing of rates later in the year.

SCHNEIDER SMALL CAP VALUE FUND - INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     The Small Cap Value Fund produced favorable results during the six months ended February 28, 2007, returning 18.9% versus 10.4% for the benchmark Russell 2000(R) Value Index. Since inception on September 2, 1998, the Fund has produced exceptionally strong long-term performance relative to the benchmark (see table on page 3).

     A number of the Fund's non-financial holdings made a favorable contribution to returns during the period. We were able to identify companies that are in restructuring mode such as Hudson Highland Group and American Axle. We also experienced success in several industries that will benefit from a cyclical upturn in the midst of an overall slowdown in corporate profit growth, such as
commercial   aerospace,   agricultural   machinery  and  semiconductor   capital
equipment.

     The Fund's positioning is little changed from six months ago. There is a significant weighting in financials that are temporarily impacted by the inverted yield curve and weakness in mortgage finance, and a creative effort to uncover individual company opportunities where profits are depressed, investor expectations are low, and the potential exists for significant business improvement. The Fund has minimal exposure to industrial commodities and oil & gas, which in our judgment are unappealing from both a valuation perspective and business outlook.

                               THE SCHNEIDER FUNDS
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)






SCHNEIDER VALUE FUND - INVESTMENT REVIEW AND PORTFOLIO STRATEGY

     Results for the Value Fund exceeded the benchmark during the six months ended February 28, 2007, returning 15.0% versus 9.8% for the Russell 1000(R) Value Index. Since inception on September 30, 2002, the Fund's performance compares very favorably to the benchmark (see table on page 4).

     Investments in diverse industries contributed to the favorable returns. Long-time holdings Reliant Energy and Navistar International staged a strong rebound. There appears to be greater confidence in their long-term business prospects, and investors have taken note of their attractive valuations. Farm equipment manufacturer AGCO has a promising long-term business outlook. The company has the largest market share in the rapidly growing Brazilian market, which should begin to recover soon from its current slump. AGCO is also working on a number of cost-cutting opportunities inside their European operations. In addition, the fairly tight supply conditions in global grain markets are favorable for future demand for agricultural equipment.

     We established a significant position in coal producers during the period. Last year's cool summer and warm winter, among other factors, contributed to excess supplies and plummeting coal prices. We believe the bad news is largely reflected in the companies' depressed earnings and stock prices. Recent production cuts should eventually lead to a drawdown in inventories and improved pricing. Coal is well positioned in the next few years to gain market share. It is cost competitive versus natural gas, and it enjoys the advantage of huge domestic reserves while neither nuclear nor hydro power can ramp up to satisfy demand growth. A number of utilities plan to build new coal-fired power plants, which should maintain coal's appeal.

     The Fund is modestly underweighted in financials relative to the benchmark index. However, we believe there are promising opportunities in select sub-sectors where profits are under pressure from the inverted yield curve and weakness in mortgage underwriting. Fund holdings are oriented toward higher-quality and well-capitalized firms that we believe can successfully weather the current housing and mortgage slump.

     We appreciate the confidence you have placed in us to manage your assets.




     /s/ Arnold C. Schneider III
    ---------------------------------------------
     Arnold C. Schneider III, CFA
     Chief Investment Officer & Portfolio Manager
     Schneider Capital Management

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONTINUED)
                         FEBRUARY 28, 2007 (UNAUDITED)




             Comparison of Change in Value of $10,000 Investment in Schneider Small Cap Value Fund vs. Russell 2000(R) Value IndeX


[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                 Schneider Small Cap Value Fund     Russell 2000(R) Value Index
                 ------------------------------     ----------------------------
             9/2/98           $10,000                           $10,000
            9/30/98            10,000                            10,363
           10/31/98            11,930                            10,670
           11/30/98            12,410                            10,959
           12/31/98            12,471                            11,303
            1/31/99            13,786                            11,046
            2/28/99            12,531                            10,292
            3/31/99            13,007                            10,207
            4/30/99            15,222                            11,139
            5/31/99            16,233                            11,481
            6/30/99            18,044                            11,897
            7/31/99            18,731                            11,615
            8/31/99            18,246                            11,190
            9/30/99            17,518                            10,966
           10/31/99            16,759                            10,747
           11/30/99            17,457                            10,803
           12/31/99            18,341                            11,134
            1/31/00            17,833                            10,843
            2/29/00            18,069                            11,506
            3/31/00            19,392                            11,560
            4/30/00            19,392                            11,628
            5/31/00            19,770                            11,451
            6/30/00            19,841                            11,786
            7/31/00            19,734                            12,178
            8/31/00            20,750                            12,723
            9/30/00            20,845                            12,651
           10/31/00            20,490                            12,606
           11/30/00            19,416                            12,349
           12/31/00            21,495                            13,676
            1/31/01            24,178                            14,053
            2/28/01            23,127                            14,034
            3/31/01            22,034                            13,809
            4/30/01            23,326                            14,448
            5/31/01            24,547                            14,820
            6/30/01            25,101                            15,416
            7/31/01            24,874                            15,070
            8/31/01            24,888                            15,018
            9/30/01            20,856                            13,360
           10/31/01            21,864                            13,709
           11/30/01            23,951                            14,694
           12/31/01            25,657                            15,594
            1/31/02            25,477                            15,801
            2/28/02            25,447                            15,897
            3/31/02            28,415                            17,088
            4/30/02            29,389                            17,689
            5/31/02            29,089                            17,104
            6/30/02            27,785                            16,725
            7/31/02            22,825                            14,240
            8/31/02            22,210                            14,177
            9/30/02            19,767                            13,164
           10/31/02            19,887                            13,362
           11/30/02            23,484                            14,429
           12/31/02            21,848                            13,812
            1/31/03            20,912                            13,423
            2/28/03            20,293                            12,972
            3/31/03            20,127                            13,111
            4/30/03            23,011                            14,356
            5/31/03            26,665                            15,822
            6/30/03            27,314                            16,090
            7/31/03            30,469                            16,892
            8/31/03            34,003                            17,534
            9/30/03            33,202                            17,333
           10/31/03            38,366                            18,746
           11/30/03            42,292                            19,466
           12/31/03            45,017                            20,170
            1/31/04            46,405                            20,867
            2/29/04            47,518                            21,271
            3/31/04            47,743                            21,565
            4/30/04            46,114                            20,450
            5/31/04            46,388                            20,697
            6/30/04            48,985                            21,748
            7/31/04            47,340                            20,748
            8/31/04            46,921                            20,952
            9/30/04            48,469                            21,781
           10/31/04            48,582                            22,119
           11/30/04            54,082                            24,081
           12/31/04            57,277                            24,657
            1/31/05            54,010                            23,702
            2/28/05            56,089                            24,174
            3/31/05            54,851                            23,676
            4/30/05            50,420                            22,454
            5/31/05            54,010                            23,824
            6/30/05            56,980                            24,877
            7/31/05            62,104                            26,293
            8/31/05            61,732                            25,688
            9/30/05            62,128                            25,644
           10/31/05            60,223                            25,001
           11/30/05            62,079                            26,016
           12/31/05            62,904                            25,815
            1/31/06            66,116                            27,950
            2/28/06            67,752                            27,947
            3/31/06            71,933                            29,300
            4/30/06            72,418                            29,379
            5/31/06            68,812                            28,163
            6/30/06            68,176                            28,509
            7/31/06            65,328                            28,113
            8/31/06            66,540                            28,953
            9/30/06            68,509                            29,237
           10/31/06            71,449                            30,725
           11/30/06            75,660                            31,601
           12/31/06            76,162                            31,876
            1/31/07            78,905                            32,354
            2/28/07            79,116                            31,956


The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 2, 1998 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 2000(R) Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.



--------------------------------------------------------------------------------
Total Returns For the Period Ended February 28, 2007       AVERAGE ANNUAL
                                                        -----------------------
                                     SIX                              SINCE
                                    MONTHS   ONE YEAR   FIVE YEARS  INCEPTION*
                                   --------  --------  ------------ ----------
SCHNEIDER SMALL CAP VALUE           18.90%    16.77%      25.48%      27.58%
RUSSELL (2000)(R) VALUE INDEX        9.30%    14.34%      14.99%      14.65%
* Inception date: 9/2/98
--------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER OR REIMBURSEMENT OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS IS 1.56%.

     The Fund's annualized total return since inception is based on an increase in net asset value from $10.00 per share on September 2, 1998 (inception) to $22.50 per share on February 28, 2007, adjusted for dividends and distributions totaling $28.54 per share paid from net investment income and realized gains.

     Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

     Portfolio composition is subject to change.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                 ANNUAL INVESTMENT ADVISER'S REPORT (CONCLUDED)
                         FEBRUARY 28, 2007 (UNAUDITED)





             Comparison of Change in Value of $10,000 Investment in
              Schneider Value Fund vs. Russell 1000(R) Value Index

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                 Schneider Small Cap Value Fund     Russell 1000(R) Value Index
                 ------------------------------     ----------------------------
          30-Sep-02           $10,000                           $10,000
           10/31/02            10,660                            10,620
           11/30/02            11,950                            11,289
           12/31/02            11,237                            10,799
            1/31/03            10,636                            10,537
            2/28/03            10,566                            10,256
            3/31/03            10,796                            10,274
            4/30/03            11,638                            11,178
            5/31/03            13,042                            11,899
            6/30/03            13,252                            12,048
            7/31/03            13,984                            12,228
            8/31/03            14,846                            12,418
            9/30/03            14,495                            12,297
           10/31/03            15,628                            13,049
           11/30/03            16,430                            13,226
           12/31/03            17,738                            14,042
            1/31/04            18,396                            14,289
            2/29/04            18,929                            14,595
            3/31/04            18,950                            14,467
            4/30/04            18,438                            14,114
            5/31/04            19,044                            14,258
            6/30/04            19,775                            14,594
            7/31/04            19,023                            14,389
            8/31/04            19,034                            14,594
            9/30/04            19,431                            14,820
           10/31/04            19,713                            15,066
           11/30/04            21,290                            15,828
           12/31/04            22,123                            16,358
            1/31/05            21,305                            16,067
            2/28/05            21,769                            16,599
            3/31/05            21,647                            16,372
            4/30/05            20,354                            16,079
            5/31/05            21,481                            16,466
            6/30/05            22,067                            16,645
            7/31/05            22,897                            17,127
            8/31/05            22,720                            17,053
            9/30/05            22,742                            17,292
           10/31/05            21,913                            16,852
           11/30/05            22,576                            17,403
           12/31/05            23,102                            17,510
            1/31/06            23,495                            18,189
            2/28/06            23,900                            18,300
            3/31/06            24,530                            18,547
            4/30/06            25,542                            19,018
            5/31/06            24,971                            18,537
            6/30/06            25,054                            18,656
            7/31/06            24,435                            19,109
            8/31/06            25,185                            19,428
            9/30/06            26,006                            19,815
           10/31/06            26,887                            20,463
           11/30/06            28,160                            20,929
           12/31/06            28,494                            21,400
            1/31/07            29,094                            21,674
            2/28/07            28,969                            21,336


The chart assumes a hypothetical $10,000 initial investment in the Fund made on September 30, 2002 (inception) and reflects Fund expenses. Investors should note that the Fund is a professionally managed mutual fund while the Russell 1000(R) Value Index is unmanaged, does not incur sales charges and/or expenses and is not available for investment.





--------------------------------------------------------------------------------
  Total Returns For the Period Ended February 28, 2007          AVERAGE ANNUAL
                                                               ----------------
                                     SIX                            SINCE
                                    MONTHS        ONE YEAR         INCEPTION*
                                   --------      --------        -------------
SCHNEIDER VALUE                     15.03%         21.21%            27.25%
RUSSELL (1000)(R) VALUE INDEX        7.68%         16.61%            18.72%
* Inception date: 9/30/02
--------------------------------------------------------------------------------


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER. SCHNEIDER CAPITAL MANAGEMENT CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS ADVISORY FEE AND REIMBURSE A PORTION OF THE FUND'S OPERATING EXPENSES, AS NECESSARY, TO MAINTAIN THE EXPENSE LIMITATION, AS SET FORTH IN THE NOTES TO THE FINANCIAL STATEMENTS. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS, IF ANY; TOTAL RETURNS WOULD HAVE BEEN LOWER HAD THERE BEEN NO WAIVER OR REIMBURSEMENT OF FEES AND EXPENSES IN EXCESS OF EXPENSE LIMITATIONS. RETURNS SHOWN INCLUDE THE REINVESTMENT OF ALL DIVIDENDS AND OTHER DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE FUND HAS EXPERIENCED RELATIVELY HIGH PERFORMANCE WHICH MAY NOT BE REPEATED. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, PLEASE CALL 1-888-520-3277. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS IS 1.27%.

     The Fund's aggregate total return since inception is based on an increase in net asset value from $10.00 per share on September 30, 2002 (inception) to $23.16 per share on February 27, 2007, adjusted for dividends and distributions totaling $4.50 per share paid from net investment income and realized gains.

     Portfolio composition is subject to change.

                          SCHNEIDER CAPITAL MANAGEMENT

                             FUND EXPENSE EXAMPLES
                                  (UNAUDITED)




As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2006 through February 28, 2007, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                          SCHNEIDER CAPITAL MANAGEMENT
                       FUND EXPENSE EXAMPLES (CONCLUDED)
                                  (UNAUDITED)



                                                             SCHNEIDER SMALL CAP VALUE FUND
                                     ---------------------------------------------------------------------
                                       BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE      EXPENSES PAID
                                         SEPTEMBER 1, 2006         FEBRUARY 28, 2007       DURING PERIOD*
                                     -------------------------  ---------------------    -----------------
Actual                                      $1,000.00                $  1,189.00               $5.97
Hypothetical (5% return before expenses)     1,000.00                   1,019.27                5.52


                                                                 SCHNEIDER VALUE FUND
                                     ---------------------------------------------------------------------
                                       BEGINNING ACCOUNT VALUE   ENDING ACCOUNT VALUE      EXPENSES PAID
                                         SEPTEMBER 1, 2006         FEBRUARY 28, 2007       DURING PERIOD*
                                     -------------------------  ---------------------    -----------------
Actual                                      $1,000.00                  $1,150.30               $4.53
Hypothetical (5% return before expenses)     1,000.00                   1,020.53                4.27


* Expenses are equal to an annualized expense ratio of 1.10% for the Schneider Small Cap Value Fund and 0.85% for the Schneider Value Fund, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The Fund's ending account values on the first line in each table are based on the actual total return for each Fund of 18.90% for the Schneider Small Cap Value Fund and 15.03% for the Schneider Value Fund.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                         FEBRUARY 28, 2007 (UNAUDITED)




                                                      % OF            NET
                                                      ASSETS         VALUE
                                                     -------      ------------
Domestic Common Stocks:
  Real Estate Investment Trust ..............          13.9%      $ 17,118,986
  Energy & Utilities ........................           6.9%         8,520,880
  Banks .....................................           6.5%         8,093,925
  Computer Software .........................           5.6%         6,869,041
  Semiconductors & Related ..................           3.6%         4,472,096
  Manufacturing .............................           3.5%         4,335,680
  Pipes Lines (No Natural Gas) ..............           3.4%         4,157,505
  Semiconductor Equipment ...................           3.1%         3,826,500
  Aerospace & Defense .......................           2.9%         3,529,825
  Savings & Loan Associations ...............           2.7%         3,324,051
  Transportation ............................           2.6%         3,257,952
  Insurance .................................           2.4%         2,979,653
  Manufactured Housing ......................           2.3%         2,854,060
  Automobile Parts & Equipment ..............           2.1%         2,611,261
  Real Estate ...............................           1.8%         2,280,999
  Retail - Specialty Stores .................           1.8%         2,257,188
  Farm Machinery & Equipment ................           1.8%         2,256,562
  Residential Construction ..................           1.7%         2,080,959
  Computer Components .......................           1.5%         1,797,892
  Electrical Work ...........................           1.4%         1,702,106
  Healthcare ................................           1.3%         1,623,601
  Homebuilding ..............................           1.3%         1,620,694
  Restaurants ...............................           1.3%         1,556,891
  Electronic Components .....................           1.2%         1,460,414
  Distributors ..............................           1.2%         1,448,543
  Airlines ..................................           1.1%         1,415,036
  Property & Casualty Insurance .............           1.1%         1,398,316
  Food-Meat Processing ......................           1.0%         1,185,628
  Schools ...................................           1.0%         1,184,355
  Leisure & Entertainment ...................           0.9%         1,165,238
  Aircraft Parts & Auxiliary
    Equipment ...............................           0.9%         1,151,275
  Electronics ...............................           0.9%         1,053,773
  Services - Computer Processing &
    Data Preparation ........................           0.8%         1,024,361
  Footwear ..................................           0.7%           924,488
  Internet Software .........................           0.7%           906,372
  Fertilizers ...............................           0.6%           801,806
  Health Care Equipment .....................           0.6%           723,087
  Home Furnishings ..........................           0.6%           710,572


                                                      % OF            NET
                                                      ASSETS         VALUE
                                                     -------      ------------
  Diversified ...............................           0.3%      $    414,740
  Household Products ........................           0.3%           315,637
  Paper & Forestry Products .................           0.2%           230,798
  Food ......................................           0.2%           208,343
  Technology ................................           0.1%           144,372
Temporary Investment ........................           8.9%        10,961,879
Exchange Traded Fund ........................           2.5%         3,048,903
Mexican Common Stocks:
  Broadcasting & Cable Television ...........           0.3%           385,599
Liabilities In Excess of
  Other Assets ..............................          (1.5)%       (1,827,102)
                                                      -----       ------------
NET ASSETS ..................................         100.0%      $123,564,740
                                                      =====       ============




The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                         FEBRUARY 28, 2007 (UNAUDITED)




                                                      % OF            NET
                                                      ASSETS         VALUE
                                                     -------      ------------
Domestic Common Stocks:
  Financial Services ........................          18.0%      $ 51,020,611
  Energy & Utilities ........................          13.4%        38,149,595
  Computers, Software &
    Servicing ...............................           4.4%        12,584,885
  Homebuilding ..............................           4.2%        12,017,368
  Manufacturing .............................           4.0%        11,461,457
  Medical & Medical Services ................           3.9%        11,052,784
  Insurance .................................           3.9%        10,901,609
  Farm Machinery & Equipment ................           3.1%         8,877,625
  Real Estate Investment Trust ..............           2.8%         7,993,152
  Industrial Goods & Materials ..............           2.7%         7,762,994
  Aerospace & Defense .......................           2.7%         7,721,958
  Property & Casualty Insurance .............           2.6%         7,448,767
  Electronic Components &
    Accessories .............................           2.4%         6,875,485
  Radio Broadcasting ........................           2.4%         6,855,105
  Broadcasting & Cable Television ...........           2.2%         6,073,148
  Telecommunications &
    Equipment ...............................           2.1%         5,992,659
  Semiconductors & Related ..................           1.4%         3,988,341
  Banks .....................................           1.3%         3,630,808
  Metals & Mining ...........................           1.3%         3,598,056
  Automobile Parts & Equipment ..............           1.1%         3,212,611
  Transportation ............................           1.1%         3,157,688
  Retail - Consumer Electronics
  Stores ....................................           1.0%         2,828,059
  Food ......................................           1.0%         2,668,940
  Leisure & Entertainment ...................           0.8%         2,273,420
  Chemicals - Specialty .....................           0.7%         1,854,301
  Electronic Components .....................           0.7%         1,831,644
  Mining Quarrying Nonmetallic ..............           0.6%         1,801,449
  Surety Insurance ..........................           0.5%         1,444,868
  Paper & Forestry Products .................           0.1%           282,768
  Airlines ..................................           0.1%           272,340
Temporary Investment ........................           9.4%        26,635,655
Exchange Traded Fund ........................           3.3%         9,274,862
Canadian Common Stocks ......................           1.3%         3,765,000
Preferred Stocks ............................           0.2%           733,222
Liabilities In Excess of Other Assets .......          (0.7)%       (2,008,489)
                                                       ----       ------------
NET ASSETS ..................................         100.0%      $284,034,745
                                                      =====       ============



    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                         FEBRUARY 28, 2007 (UNAUDITED)





                                                        SHARES      VALUE
                                                       --------  ------------
DOMESTIC COMMON STOCKS -- 89.8%
AEROSPACE & DEFENSE -- 2.9%
AAR Corp.* .......................................      114,880  $  3,344,157
BE Aerospace, Inc.* ..............................        6,150       185,668
                                                                 ------------
                                                                    3,529,825
                                                                 ------------
AIRCRAFT PARTS & AUXILIARY EQUIPMENT -- 0.9%
Triumph Group, Inc. ..............................       21,475     1,151,275
                                                                 ------------
AIRLINES -- 1.1%
AirTran Holdings, Inc.* ..........................      135,800     1,415,036
                                                                 ------------
AUTOMOBILE PARTS & EQUIPMENT -- 2.1%
American Axle & Manufacturing
  Holdings, Inc. .................................       96,150     2,358,560
Visteon Corp.* ...................................       29,625       252,701
                                                                 ------------
                                                                    2,611,261
                                                                 ------------
BANKS -- 6.5%
First BanCorp ....................................      471,875     5,634,187
W. Holding Co., Inc. .............................      460,625     2,459,738
                                                                 ------------
                                                                    8,093,925
                                                                 ------------
COMPUTER COMPONENTS -- 1.5%
Silicon Storage Technology, Inc.* ................      339,225     1,797,892
                                                                 ------------
COMPUTER SOFTWARE -- 5.6%
Dendrite International, Inc.* ....................       42,850       545,909
Insight Enterprises, Inc.* .......................       46,975       907,557
Internet Capital Group, Inc.* ....................      182,000     2,082,080
Take-Two Interactive Software, Inc.* .............      187,275     3,333,495
                                                                 ------------
                                                                    6,869,041
                                                                 ------------
DISTRIBUTORS -- 1.2%
Building Materials Holding Corp. .................       69,675     1,448,543
                                                                 ------------
DIVERSIFIED -- 0.3%
Viad Corp. .......................................       11,125       414,740
                                                                 ------------
ELECTRICAL WORK -- 1.4%
Integrated Electrical Services, Inc.* ............       72,584     1,702,106
                                                                 ------------
ELECTRONIC COMPONENTS -- 1.2%
Celestica, Inc.* .................................      232,550     1,460,414
                                                                 ------------
ELECTRONICS -- 0.9%
Curtiss-Wright Corp. .............................       30,125     1,053,773
                                                                 ------------


                                                        SHARES      VALUE
                                                       --------  ------------
ENERGY & UTILITIES -- 6.9%
Massey Energy Co. ................................       99,150  $  2,405,379
Reliant Energy, Inc.* ............................      361,650     6,115,501
                                                                 ------------
                                                                    8,520,880
                                                                 ------------
FARM MACHINERY & EQUIPMENT -- 1.8%
AGCO Corp.* ......................................       62,250     2,256,562
                                                                 ------------
FERTILIZERS -- 0.6%
LESCO, Inc.* .....................................       55,875       801,806
                                                                 ------------
FOOD -- 0.2%
Interstate Bakeries Corp.* .......................       32,650       109,541
Lance, Inc. ......................................        4,950        98,802
                                                                 ------------
                                                                      208,343
                                                                 ------------
FOOD-MEAT PROCESSING -- 1.0%
Sanderson Farms, Inc. ............................       36,650     1,185,628
                                                                 ------------
FOOTWEAR -- 0.7%
Barry (R.G.) Corp.* ..............................      103,875       924,488
                                                                 ------------
HEALTHCARE -- 1.3%
Amedisys, Inc.* ..................................       32,900     1,052,142
Matria Healthcare, Inc.* .........................       22,525       571,459
                                                                 ------------
                                                                    1,623,601
                                                                 ------------
HEALTHCARE EQUIPMENT -- 0.6%
American Medical Systems
  Holdings, Inc. .................................       35,550       723,087
                                                                 ------------
HOME FURNISHINGS -- 0.6%
Furniture Brands International, Inc. .............       44,300       710,572
                                                                 ------------
HOMEBUILDING -- 1.3%
Standard-Pacific Corp. ...........................       57,200     1,460,316
Technical Olympic USA, Inc. ......................       17,800       160,378
                                                                 ------------
                                                                    1,620,694
                                                                 ------------
HOUSEHOLD PRODUCTS -- 0.3%
Central Garden and Pet Co.* ......................        7,350       102,533
Central Garden and Pet Co., Class A* .............       15,200       213,104
                                                                 ------------
                                                                      315,637
                                                                 ------------
INSURANCE -- 2.4%
Assured Guaranty, Ltd. ...........................       11,125       314,838
IPC Holdings, Ltd. ...............................       17,525       509,276


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                         FEBRUARY 28, 2007 (UNAUDITED)



                                                        SHARES      VALUE
                                                       --------  ------------
INSURANCE -- CONTINUED
ProAssurance Corp.* ..............................       30,406  $  1,565,909
Ram Holdings, Ltd. ...............................       35,975       589,630
                                                                 ------------
                                                                    2,979,653
                                                                 ------------
INTERNET SOFTWARE -- 0.7%
Openwave Systems, Inc.* ..........................      111,075       906,372
                                                                 ------------
LEISURE & ENTERTAINMENT -- 0.9%
Nautilus, Inc. ...................................       67,550     1,165,238
                                                                 ------------
MANUFACTURED HOUSING -- 2.3%
Champion Enterprises, Inc.* ......................       46,825       371,322
Fleetwood Enterprises, Inc.* .....................      267,825     2,482,738
                                                                 ------------
                                                                    2,854,060
                                                                 ------------
MANUFACTURING -- 3.5%
Griffon Corp.* ...................................       29,600       695,304
Navistar International Corp.* ....................       89,775     3,640,376
                                                                 ------------
                                                                    4,335,680
                                                                 ------------
PAPER & FORESTRY PRODUCTS -- 0.2%
Neenah Paper, Inc. ...............................        4,575       169,733
Norbord, Inc. ....................................        6,900        61,065
                                                                 ------------
                                                                      230,798
                                                                 ------------
PIPES LINES (NO NATURAL GAS) -- 3.4%
Hudson Highland Group, Inc.* .....................      255,375     4,157,505
                                                                 ------------
PROPERTY & CASUALTY INSURANCE -- 1.1%
Employers Holdings, Inc.* ........................        8,950       182,580
Landamerica Financial Group, Inc. ................       17,475     1,215,736
                                                                 ------------
                                                                    1,398,316
                                                                 ------------
REAL ESTATE -- 1.8%
MI Developments, Inc., Class A ...................       61,950     2,280,999
                                                                 ------------
REAL ESTATE INVESTMENT TRUST -- 13.9%
American Home Mortgage
  Investment Corp. ...............................      229,775     6,284,346
Anworth Mortgage Asset Corp. .....................      613,625     5,455,126
Arbor Realty Trust, Inc. .........................       28,775       885,982
Luminent Mortgage Capital, Inc. ..................      283,600     2,614,792
Maguire Properties, Inc. .........................       10,350       404,271
Republic Property Trust ..........................       86,950     1,019,924


                                                        SHARES      VALUE
                                                       --------  ------------
REAL ESTATE INVESTMENT TRUST -- CONTINUED
Winthrop Realty Trust ............................       68,250  $    454,545
                                                                 ------------
                                                                   17,118,986
                                                                 ------------
RESIDENTIAL CONSTRUCTION -- 1.7%
WCI Communities, Inc.* ...........................       99,950     2,080,959
                                                                 ------------
RESTAURANTS -- 1.3%
Triarc Companies, Inc., Class A* .................       86,350     1,556,891
                                                                 ------------
RETAIL - SPECIALTY STORES -- 1.8%
Eddie Bauer Holdings, Inc.* ......................       18,050       159,201
MarineMax, Inc.* .................................       48,375     1,102,950
Sonic Automotive, Inc. Class A ...................        1,350        39,690
Stein Mart, Inc. .................................       65,750       955,347
                                                                 ------------
                                                                    2,257,188
                                                                 ------------
SAVINGS & LOAN ASSOCIATIONS -- 2.7%
First Niagara Financial Group, Inc. ..............       63,000       894,600
FirstFed Financial Corp.* ........................       12,850       735,020
Flagstar Bancorp, Inc. ...........................       53,200       736,288
Partners Trust Financial Group, Inc. .............       20,725       235,021
Provident Financial Services, Inc. ...............       15,450       271,302
Washington Federal, Inc. .........................       19,000       451,820
                                                                 ------------
                                                                    3,324,051
                                                                 ------------
SCHOOLS -- 1.0%
Corinthian Colleges, Inc.* .......................       84,900     1,184,355
                                                                 ------------
SEMICONDUCTOR EQUIPMENT -- 3.1%
Alliance Semiconductor Corp.* ....................      214,325       938,744
Axcelis Technologies, Inc.* ......................       49,375       359,450
BE Semiconductor Industries N.V.* ................      386,668     2,528,306
                                                                 ------------
                                                                    3,826,500
                                                                 ------------
SEMICONDUCTORS & RELATED -- 3.6%
ASM International N.V.* ..........................      110,200     2,534,600
STATS ChipPAC, Ltd. -- ADR* ......................      151,225     1,462,346
ZiLOG, Inc.* .....................................      111,800       475,150
                                                                 ------------
                                                                    4,472,096
                                                                 ------------
SERVICES - COMPUTER PROCESSING & DATA PREPARATION -- 0.8%
Source Interlink Companies, Inc.* ................      142,075     1,024,361
                                                                 ------------




    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                         FEBRUARY 28, 2007 (UNAUDITED)




                                                        SHARES      VALUE
                                                       --------  ------------
TECHNOLOGY -- 0.1%
Mercury Computer Systems, Inc.* ..................       11,350  $    144,372
                                                                 ------------
TRANSPORTATION -- 2.6%
Aegean Marine Petroleum
  Network, Inc.* .................................       30,850       472,005
Alexander & Baldwin, Inc. ........................       26,500     1,309,630
Florida East Coast, Inc. .........................        7,250       441,162
Genesee & Wyoming, Inc.* .........................       39,875     1,035,155
                                                                 ------------
                                                                    3,257,952
                                                                 ------------
  TOTAL DOMESTIC COMMON STOCKS
   (Cost $95,073,882) ............................                110,995,461
                                                                 ------------
MEXICAN COMMON STOCKS -- 0.3%
BROADCASTING & CABLE TELEVISION -- 0.3%
TV Azteca, S.A. de C.V ...........................      480,900       385,599
                                                                 ------------
  TOTAL MEXICAN COMMON STOCKS
   (Cost $231,133) ...............................                    385,599
                                                                 ------------
EXCHANGE TRADED FUND -- 2.5%
FINANCE -- 2.5%
iShares Russell 2000 Value
  Index Fund .....................................       37,950     3,048,903
                                                                 ------------
  TOTAL EXCHANGE TRADED FUND
   (Cost $2,986,357) .............................                  3,048,903
                                                                 ------------
TEMPORARY INVESTMENT -- 8.9%
PNC Bank Money Market
Account - 4.90%, 03/01/07 ........................   10,961,879    10,961,879
                                                                 ------------
  TOTAL TEMPORARY INVESTMENT
   (Cost $10,961,879) ............................                 10,961,879
                                                                 ------------
  TOTAL INVESTMENTS -- 101.5%
   (Cost $109,253,251) ...........................                125,391,842
                                                                 ------------
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (1.5)% ...............................                 (1,827,102)
                                                                 ------------
NET ASSETS -- 100.0% .............................               $123,564,740
                                                                 ============
* Non-income producing.
  ADR -- American Depository Receipt.





The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                            PORTFOLIO OF INVESTMENTS
                         FEBRUARY 28, 2007 (UNAUDITED)



                                                        SHARES      VALUE
                                                       --------  ------------
DOMESTIC COMMON STOCKS -- 86.5%
AEROSPACE & DEFENSE -- 2.7%
Boeing Co., (The) ................................       52,400  $  4,572,948
Goodrich Corp. ...................................       64,200     3,149,010
                                                                 ------------
                                                                    7,721,958
                                                                 ------------
AIRLINES -- 0.1%
Southwest Airlines Co. ...........................       18,000       272,340
                                                                 ------------
AUTOMOBILE PARTS & EQUIPMENT -- 1.1%
Visteon Corp.* ...................................      376,625     3,212,611
                                                                 ------------
BANKS -- 1.3%
Capital One Financial Corp. ......................       31,075     2,395,261
Hudson City Bancorp, Inc. ........................       92,205     1,235,547
                                                                 ------------
                                                                    3,630,808
                                                                 ------------
BROADCASTING & CABLE TELEVISION -- 2.2%
Liberty Global, Inc., Series C* ..................       38,373     1,046,048
Liberty Media Holding Corp. -
  Capital, Series A* .............................       46,599     5,027,100
                                                                 ------------
                                                                    6,073,148
                                                                 ------------
CHEMICALS - SPECIALTY -- 0.7%
Cytec Industries, Inc. ...........................       31,525     1,854,301
                                                                 ------------
COMPUTERS, SOFTWARE & SERVICING -- 4.4%
BearingPoint, Inc.* ..............................      487,370     3,898,960
Dell, Inc.* ......................................      380,128     8,685,925
                                                                 ------------
                                                                   12,584,885
                                                                 ------------
ELECTRONIC COMPONENTS -- 0.7%
Celestica, Inc.* .................................      291,663     1,831,644
                                                                 ------------
ELECTRONIC COMPONENTS & ACCESSORIES -- 2.4%
AU Optronics Corp. ...............................      485,900     6,875,485
                                                                 ------------
ENERGY & UTILITIES -- 13.4%
CONSOL Energy, Inc. ..............................      248,800     8,874,696
Massey Energy Co. ................................      389,218     9,442,428
Reliant Energy, Inc.* ............................    1,172,825    19,832,471
                                                                 ------------
                                                                   38,149,595
                                                                 ------------


                                                        SHARES      VALUE
                                                       --------  ------------
FARM MACHINERY & EQUIPMENT -- 3.1%
AGCO Corp.* ......................................      244,900  $  8,877,625
                                                                 ------------
FINANCIAL SERVICES -- 18.0%
Countrywide Financial Corp. ......................      366,850    14,043,018
Fannie Mae .......................................      242,350    13,748,515
Freddie Mac ......................................       96,950     6,222,251
IndyMac Bancorp, Inc. ............................      127,550     4,378,792
JPMorgan Chase & Co. .............................      238,950    11,804,130
Washington Mutual, Inc. ..........................       19,125       823,905
                                                                 ------------
                                                                   51,020,611
                                                                 ------------
FOOD -- 1.0%
Smithfield Foods, Inc.* ..........................       15,100       441,071
Tyson Foods, Inc. ................................      122,075     2,227,869
                                                                 ------------
                                                                    2,668,940
                                                                 ------------
HOMEBUILDING -- 4.2%
Centex Corp. .....................................      141,530     6,561,331
Pulte Homes, Inc. ................................      184,575     5,456,037
                                                                 ------------
                                                                   12,017,368
                                                                 ------------
INDUSTRIAL GOODS & MATERIALS -- 2.7%
Tyco International Ltd. ..........................      251,800     7,762,994
                                                                 ------------
INSURANCE -- 3.9%
Genworth Financial, Inc., Class A ................      190,275     6,730,027
RenaissanceRe Holdings, Ltd. .....................       55,025     2,821,682
Unum Group .......................................       63,050     1,349,900
                                                                 ------------
                                                                   10,901,609
                                                                 ------------
LEISURE & ENTERTAINMENT -- 0.8%
Carnival Corp. ...................................       48,975     2,273,420
                                                                 ------------
MANUFACTURING -- 4.0%
Navistar International Corp.* ....................      282,650    11,461,457
                                                                 ------------
MEDICAL & MEDICAL SERVICES -- 3.9%
Boston Scientific Corp.* .........................       84,750     1,382,272
Omnicare, Inc. ...................................      232,800     9,670,512
                                                                 ------------
                                                                   11,052,784
                                                                 ------------


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                         FEBRUARY 28, 2007 (UNAUDITED)





                                                        SHARES      VALUE
                                                       --------  ------------
METALS & MINING -- 1.3%
Cameco Corp. .....................................       97,350  $  3,598,056
                                                                 ------------
MINING QUARRYING NONMETALLIC -- 0.6%
Arch Coal, Inc. ..................................       57,850     1,801,449
                                                                 ------------
PAPER & FORESTRY PRODUCTS -- 0.1%
Louisiana-Pacific Corp. ..........................       13,700       282,768
                                                                 ------------
PROPERTY & CASUALTY INSURANCE -- 2.6%
Fidelity National Financial, Inc. ................       18,330       439,920
First American Corp. .............................      148,650     7,008,847
                                                                 ------------
                                                                    7,448,767
                                                                 ------------
RADIO BROADCASTING -- 2.4%
XM Satellite Radio Holdings, Inc.* ...............      477,375     6,855,105
                                                                 ------------
REAL ESTATE INVESTMENT TRUST -- 2.8%
Annaly Capital Management, Inc. ..................      570,125     7,993,152
                                                                 ------------
RETAIL - CONSUMER ELECTRONICS STORES -- 1.0%
GameStop Corp., Class A* .........................       53,950     2,828,059
                                                                 ------------
SEMI-CONDUCTORS & RELATED -- 1.4%
International Rectifier Corp.* ...................       92,925     3,988,341
                                                                 ------------
SURETY INSURANCE -- 0.5%
Radian Group, Inc. ...............................       25,150     1,444,868
                                                                 ------------
TELECOMMUNICATIONS & EQUIPMENT -- 2.1%
Motorola, Inc. ...................................       81,875     1,516,325
Sprint Nextel Corp. ..............................      232,175     4,476,334
                                                                 ------------
                                                                    5,992,659
                                                                 ------------
TRANSPORTATION -- 1.1%
CSX Corp. ........................................       83,825     3,157,688
                                                                 ------------
  TOTAL DOMESTIC COMMON STOCKS
    (Cost $224,066,120) ..........................                245,634,495
                                                                 ------------
CANADIAN COMMON STOCKS -- 1.3%
MANUFACTURING -- 1.3%
Bombardier, Inc., Class B* .......................      968,125     3,765,000
                                                                 ------------

                                                        SHARES      VALUE
                                                       --------  ------------
  TOTAL CANADIAN COMMON STOCK
    (Cost $2,955,611) .............................               $  3,765,000
                                                                 ------------
PREFERRED STOCKS -- 0.2%
AUTOMOBILE PARTS & EQUIPMENT -- 0.2%
General Motors Corp.,
  6.25% 07/15/33 .................................       31,550       733,222
                                                                 ------------
  TOTAL PREFERRED STOCKS
    (Cost $548,178) ..............................                    733,222
                                                                 ------------
EXCHANGE TRADED FUND -- 3.3%
FINANCE -- 3.3%
iShares Russell 1000 Value
  Index Fund .....................................      112,600     9,274,862
                                                                 ------------
   TOTAL EXCHANGE TRADED FUND
    (Cost $9,309,948) ............................                  9,274,862
                                                                 ------------
TEMPORARY INVESTMENT -- 9.4%
PNC Bank Money Market Account -
  4.90%, 03/01/07 ................................   26,635,655    26,635,655
                                                                 ------------
  TOTAL TEMPORARY INVESTMENT
    (Cost $26,635,655) ...........................                 26,635,655
                                                                 ------------
  TOTAL INVESTMENTS -- 100.7%
    (Cost $263,515,512) ..........................                286,043,234
                                                                 ------------
LIABILITIES IN EXCESS OF OTHER
ASSETS -- (0.7)% .................................                (2,008,489)
                                                                 ------------
NET ASSETS -- 100.0% .............................               $284,034,745
                                                                 ============

* Non-income producing.



    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                      STATEMENT OF ASSETS AND LIABILITIES
                         FEBRUARY 28, 2007 (UNAUDITED)


                                                             SCHNEIDER           SCHNEIDER
                                                        SMALL CAP VALUE FUND     VALUE FUND
                                                       ---------------------    ------------
ASSETS
  Investment securities at value (cost -- $109,253,251 and
    $263,515,512, respectively) ........................      $125,391,842      $286,043,234
  Receivable for investments sold ......................         1,261,959           748,247
  Receivable for capital shares sold ...................            38,136         1,279,784
  Dividends and interest receivable ....................            67,805           207,064
  Prepaid expenses and other assets ....................            11,928            31,331
                                                              ------------      ------------
    Total Assets .......................................       126,771,670       288,309,660
                                                              ------------      ------------
LIABILITIES
  Payable for investments purchased ....................         3,042,941         3,816,945
  Payable to the Investment Adviser ....................            73,775           121,598
  Payable for capital shares redeemed ..................            38,000           274,489
  Accrued expenses payable and other liabilities .......            52,214            61,883
                                                              ------------      ------------
    Total Liabilities ..................................         3,206,930         4,274,915
                                                              ------------      ------------
NET ASSETS
  Capital stock, $0.001 par value ......................      $      5,492      $     12,262
  Additional paid-in capital ...........................       103,942,574       253,620,799
  Undistributed net investment income ..................           215,487           306,268
  Accumulated net realized gain from investments and
    foreign exchange transactions ......................         3,262,195         7,567,698
  Net unrealized appreciation (depreciation) on foreign
    exchange transactions ..............................               401                (4)
  Net unrealized appreciation on investments ...........        16,138,591        22,527,722
                                                              ------------      ------------
  Net assets applicable to shares outstanding ..........      $123,564,740      $284,034,745
                                                              ============      ============
Shares outstanding .....................................         5,491,727        12,262,060
                                                              ============      ============
Net asset value, offering and redemption price
  per share ............................................      $      22.50      $      23.16
                                                              ============      ============


    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                             STATEMENT OF OPERATIONS

                                                              SCHNEIDER            SCHNEIDER
                                                         SMALL CAP VALUE FUND     VALUE FUND
                                                        ---------------------   -----------------
                                                            THE SIXTHE SIX       THE SIXTHE SIX
                                                             MONTHS ENDED          MONTHS ENDED
                                                           FEBRUARY 28, 2007    FEBRUARY 28, 2007
                                                              (UNAUDITED)         (UNAUDITED)
                                                        ---------------------   -----------------
INVESTMENT INCOME
  Dividends* ............................................     $  1,352,895        $ 1,051,099
  Interest ..............................................          171,632            387,857
                                                               -----------        -----------
    Total investment income .............................        1,524,527          1,438,956
                                                               -----------        -----------
EXPENSES
  Advisory fees .........................................          571,858            708,835
  Administration services fees ..........................           85,779            151,893
  Administration and accounting fees ....................           83,891            142,042
  Custodian fees ........................................           22,333             33,142
  Printing and shareholder reporting fees ...............           21,033             24,525
  Professional fees .....................................           20,250             25,194
  Transfer agent fees ...................................           20,111             26,014
  Registration and filing fees ..........................           15,803             18,248
  Directors' and officers' fees .........................           14,763             16,630
  Other expenses ........................................            3,682              2,455
                                                               -----------        -----------
    Total expenses before waivers .......................          859,503          1,148,978
  Less: waivers .........................................         (230,460)          (288,250)
                                                               -----------        -----------
  Net expenses after waivers ............................          629,043            860,728
                                                               -----------        -----------
Net investment income ...................................          895,484            578,228
                                                               -----------        -----------
NET REALIZED AND UNREALIZED  GAIN/(LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain/(loss) from:
    Investments .........................................        7,033,984         11,265,122
    Foreign currency transactions .......................           (3,190)               559
  Net change in unrealized appreciation
    (depreciation) on:
    Investments .........................................       11,616,200         12,919,502
    Foreign currency transactions .......................              (30)               (70)
                                                               -----------        -----------
  Net realized and unrealized gain from investments
    and foreign currency transactions ...................       18,646,964         24,185,113
                                                               -----------        -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ....      $19,542,448        $24,763,341
                                                               ===========        ===========

------------------
* Net of foreign withholding taxes of $15,294 and $9,978, for the Small Cap Value Fund and Value Fund, respectively.


The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                       STATEMENT OF CHANGES INNET ASSETS


                                                                                            SCHNEIDER
                                                                                      SMALL CAP VALUE FUND
                                                                              ------------------------------------
                                                                                 FOR THE SIX
                                                                                MONTHS ENDED         FOR THE
                                                                              FEBRUARY 28, 2007    YEAR ENDED
                                                                                 (UNAUDITED)     AUGUST 31, 2006
                                                                              ----------------   -----------------
INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM  OPERATIONS
  Net  investment income ...................................................    $    895,484     $     245,826
  Net realized gain from investments and foreign currency transactions .....       7,030,794        14,842,122
  Net change in unrealized appreciation/(depreciation) on investments and
    foreign currency transactions ..........................................      11,616,170        (9,646,598)
                                                                                ------------     -------------
  Net increase in net assets resulting from operations .....................      19,542,448         5,441,350
                                                                                ------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ....................................................        (925,644)               --
  Net realized capital gains ...............................................     (15,428,130)       (9,923,966)
                                                                                ------------     -------------
    Total dividends and distributions to shareholders ......................     (16,353,774)       (9,923,966)
                                                                                ------------     -------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS
  (SEE NOTE 4) ............................................................       15,284,295        54,411,324
                                                                                ------------     -------------
    Total increase in net assets ...........................................      18,472,969        49,928,708
NET ASSETS
  Beginning of period ......................................................     105,091,771        55,163,063
                                                                                ------------     -------------
  End of period* ..........................................................     $123,564,740     $ 105,091,771
                                                                                -===========     =============

------------------
* Includes undistributed net investment income of $215,487 and $245,647 for the six months ended February 28, 2007 and for the year ended August 31, 2006, respectively.



    The accompanying notes are an integral part of the financial statements.

                               THE SCHNEIDER FUNDS
                        STATEMENT OF CHANGES INNET ASSETS


                                                                                         SCHNEIDER
                                                                                         VALUE FUND
                                                                            -------------------------------------
                                                                               FOR THE SIX
                                                                                MONTHS ENDED        FOR THE
                                                                             FEBRUARY 28, 2007     YEAR ENDED
                                                                                (UNAUDITED)      AUGUST 31, 2006
                                                                            -----------------   -----------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
  Net investment income ..................................................      $    578,228      $    556,972
  Net realized gain from investments and foreign currency transactions ...        11,265,681         7,473,955
  Net change in unrealized appreciation on investments and
    foreign currency transactions ........................................        12,919,432           559,672
                                                                                ------------      ------------
  Net increase in net assets resulting from operations ...................        24,763,341         8,590,599
                                                                                ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income ..................................................          (736,868)         (252,120)
  Net realized capital gains .............................................        (9,518,612)       (4,199,642)
                                                                                ------------      ------------
    Total dividends and distributions to shareholders ....................       (10,255,480)       (4,451,762)
                                                                                ------------      ------------
INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS
  (SEE NOTE 4) ...........................................................       130,238,913        74,002,970
                                                                                ------------      ------------
    Total increase in net assets .........................................       144,746,774        78,141,807

NET ASSETS
  Beginning of period ....................................................       139,287,971        61,146,164
                                                                                ------------      ------------
  End of period* .........................................................      $284,034,745      $139,287,971
                                                                                ============      ============

------------------
* Includes undistributed net investment income of $306,268 and $464,908 for the six months ended February 28, 2007 and for the year ended August 31, 2006, respectively.


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         SCHNEIDER SMALL CAP VALUE FUND

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                    FOR THE
                                               SIX MONTHS ENDED                  FOR THE YEARS ENDED AUGUST 31,
                                               FEBRUARY 28, 2007  -----------------------------------------------------------
                                                 (UNAUDITED)       2006         2005         2004         2003        2002
                                              ------------------- -------      -------      -------      -------     -------
PER SHARE OPERATING PERFORMANCE*
Net asset value, beginning of period ............    $ 21.96      $ 24.94      $ 29.09      $ 22.52      $ 14.82     $ 17.53
Net investment income/(loss) ....................       0.18         0.05        (0.10)       (0.13)        0.10        0.03
Net realized and unrealized gain/(loss)
  on investments and foreign
  currency transactions .........................       3.84         1.66         8.01         8.50         7.71       (1.83)
                                                     -------      -------      -------      -------      -------     -------
Net increase/(decrease) in net assets
  resulting from operations .....................       4.02         1.71         7.91         8.37         7.81       (1.80)
                                                     -------      -------      -------      -------      -------     -------
Dividends and distributions to shareholders from:
Net investment income ...........................      (0.20)          --           --        (0.11)       (0.03)      (0.07)
Net realized capital gains ......................      (3.28)       (4.69)      (12.06)       (1.69)       (0.08)      (0.84)
                                                     -------      -------      -------      -------      -------     -------
Total dividends and distributions to
  shareholders ..................................      (3.48)       (4.69)      (12.06)       (1.80)       (0.11)      (0.91)
                                                     -------      -------      -------      -------      -------     -------
Redemption fees (Note 4)+ .......................         --           --           --           --           --          --
                                                     -------      -------      -------      -------      -------     -------
Net asset value, end of period ..................    $ 22.50      $ 21.96      $ 24.94      $ 29.09      $ 22.52     $ 14.82
                                                     =======      =======      =======      =======      =======     =======
Total investment return(1) ......................      18.90%        7.79%       31.57%       37.99%       53.10%     (10.76)%
                                                     =======      =======      =======      =======      =======     =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......   $123,565     $105,092      $55,163      $48,845      $48,920     $45,268
Ratio of expenses to average net assets(2) ......       1.10%(3)     1.10%        1.10%        1.10%        1.10%       1.10%
Ratio of expenses to average net assets
  without waivers and expense
  reimbursements ................................       1.50%(3)     1.56%        1.71%        1.74%        1.85%       1.65%
Ratio of net investment income to average
  net assets(2) .................................       1.57%(3)     0.29%      (0.41)%      (0.49)%        0.53%       0.34%
Portfolio turnover rate .........................      28.48%       91.45%       68.87%      110.69%       85.33%     102.46%


------------------
* Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+    Amount is less than $0.01 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Reflects waivers and reimbursements.
(3)  Annualized.




The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                              SCHNEIDER VALUE FUND
                              FINANCIAL HIGHLIGHTS




--------------------------------------------------------------------------------
Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------

                                                      FOR THE
                                                  SIX MONTHS ENDED     FOR THE YEARS ENDED AUGUST 31,        FOR THE PERIOD
                                                 FEBRUARY 28, 2007   ---------------------------------     SEPTEMBER 30, 2002*
                                                    (UNAUDITED)       2006         2005          2004    THROUGH AUGUST 31, 2003
                                                ------------------  -------      -------       -------  ------------------------
PER SHARE OPERATING PERFORMANCE**
Net asset value, beginning of period ............    $ 21.16        $ 20.55      $ 18.22       $ 14.81          $ 10.00
Net investment income ...........................       0.04           0.10         0.07          0.04             0.07
Net realized and unrealized gain
  from investments and foreign currency
  transactions, if any ..........................       3.12           1.99         3.40          4.05             4.77
                                                     -------        -------      -------       -------          -------
Net increase in net assets resulting from
  operations ....................................       3.16           2.09         3.47          4.09             4.84
                                                     -------        -------      -------       -------          -------
Dividends and distributions to shareholders from:
Net investment income ...........................      (0.08)         (0.08)       (0.05)        (0.06)           (0.03)
Net realized capital gains ......................      (1.08)         (1.40)       (1.09)        (0.62)            0.00
                                                     -------        -------      -------       -------          -------
Total dividends and distributions to
  shareholders ..................................      (1.16)         (1.48)       (1.14)        (0.68)           (0.03)
                                                     -------        -------      -------       -------          -------
Redemption fees (Note 4)+ .......................         --             --           --            --               --
                                                     -------        -------      -------       -------          -------
Net asset value, end of period ..................    $ 23.16        $ 21.16      $ 20.55       $ 18.22          $ 14.81
                                                     =======        =======      =======       =======          =======
Total investment return(1) ......................      15.03%         10.85%       19.37%        28.21%          48.46%
                                                     =======        =======      =======       =======          =======
RATIO/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) .......   $284,035       $139,288      $61,146       $38,406          $11,788
Ratio of expenses to average net assets(2) ......      0.85%(3)        0.85%        0.85%         0.85%            0.85%(3)
Ratio of expenses to average net assets
  without waivers and expense
  reimbursements ................................       1.13%(3)       1.27%        1.38%         1.96%            4.01%(3)
Ratio of net investment income to average
  net assets(2) .................................       0.57%(3)       0.69%        0.41%         0.35%            0.72%(3)
Portfolio turnover rate .........................      68.30%        104.92%       76.66%       116.60%           98.06%

------------------
*    Commencement of operations.
** Calculated based on shares outstanding on the first and last day of the respective period, except for dividends and distributions, if any, which are based on actual shares outstanding on the dates of distributions.
+    Amount is less than $0.01 per share.
(1) Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2)  Reflects waivers and reimbursements.
(3)  Annualized.


    The accompanying notes are an integral part of the financial statements.

                              THE SCHNEIDER FUNDS
                         NOTES TO FINANCIAL STATEMENTS
                         FEBRUARY 28, 2007 (UNAUDITED)


1.       ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Schneider Small Cap Value Fund (the "Small Cap Value Fund") and the Schneider Value Fund (the "Value Fund") (each a "Fund," collectively the
"Funds"), which commenced investment operations on September 2, 1998 and September 30, 2002, respectively. As of the date hereof, each Fund offers the Institutional Class of shares.

     RBB has authorized capital of one hundred billion shares of common stock of which 76.673 billion shares are currently classified into one hundred and six classes of Common Stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families."

     PORTFOLIO VALUATION -- Each Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (NASDAQ) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use Fair Value Pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME, AND EXPENSES -- Transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2007 (UNAUDITED)




to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their average net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds.

     FOREIGN CURRENCY TRANSLATION -- Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Funds are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on ex-date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Schneider Capital Management Company ("SCM"or the "Adviser") serves as each Fund's investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Small Cap Value Fund's average daily net assets and 0.70% of the Value Fund's average daily net assets, computed daily and payable monthly.

     The Adviser contractually agreed to limit the Small Cap Value Fund's and the Value Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.10% and 0.85%, respectively, of the Fund's average daily net assets. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of other Fund expenses. For the six months ended February 28, 2007, investment advisory fees and waivers of expenses were as follows:

                              GROSS ADVISORY FEES   WAIVERS    NET ADVISORY FEES
                             -------------------- -----------  -----------------
Schneider Small Cap Value Fund     $571,858        $(152,619)        $419,239
Schneider Value Fund                708,835         (166,736)         542,099

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2007 (UNAUDITED)





     The Funds will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Funds. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.125% of each Fund's average daily net assets, subject to a minimum monthly fee of $8,333 per Fund plus out of pocket expenses. PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Funds. For the six months ended February 28, 2007, PFPC's administration and accounting services fees and waivers of the Funds' expenses were as follows:

                                GROSS ADMINISTRATION            NET ADMINISTRATION
                                   AND ACCOUNTING                  AND ACCOUNTING
                                   SERVICES FEES      WAIVERS      SERVICES FEES
                                 ---------------   -----------  ------------------
Schneider Small Cap Value Fund      $ 83,891         $(3,500)        $ 80,391
Schneider Value Fund                 142,042              --          142,042

     Included in the administration and accounting services fees and expenses, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio of the Company in proportion to its net assets of the RBB Funds.

     In addition, PFPC serves as the Funds' transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $2,000 per Fund, plus out of pocket expenses. For the six months ended February 28, 2007, transfer agency fees for the Funds were as follows:

                                                      TRANSFER
                                                     AGENT FEES
                                                   --------------
          Schneider Small Cap Value Fund              $20,111
          Schneider Value Fund                         20,014


     For providing custodian services, PFPC Trust Company, a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., is entitled to receive a monthly fee equal to an annual rate of 0.015% of each Fund's average daily gross assets, subject to a minimum monthly fee of $1,000 per Fund, excluding transaction changes and out-of-pocket expenses. For the six months ended February 28, 2007, custodial fees for the Funds were as follows:

                                                       CUSTODIAN
                                                         FEES
                                                     ------------
          Schneider Small Cap Value Fund               $22,333
          Schneider Value Fund                          33,142

     PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Funds. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2007 (UNAUDITED)



each Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Funds. For the six months ended February 28, 2007, administrative services fees and related waivers for the Funds were as follows:

                                        GROSS
                                    ADMINISTRATIVE               NET ADMINISTRATIVE
                                    SERVICES FEES     WAIVERS      SERVICES FEES
                                   ---------------  ----------- -------------------
Schneider Small Cap Value Fund        $ 85,779      $ (74,341)       $11,438
Schneider Value Fund                   151,893       (121,514)        30,379

     As of February 28, 2007, the Small Cap Value Fund and Value Fund owed PFPC and affiliates $24,824 and $47,361, respectively, for their services.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                                      PURCHASES           SALES
                                     -----------       ------------
Schneider Small Cap Value Fund       $ 30,609,930     $  36,853,601
Schneider Value Fund                  233,407,447       129,993,838

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2007, each Fund has 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares for the respective periods were as follows:

                                           SCHNEIDER SMALL CAP VALUE FUND
                           ----------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE FISCAL YEAR ENDED
                           --------------------------       -------------------------------
                               FEBRUARY 28, 2007                     AUGUST 31, 2006
                           -------------------------        -------------------------------
                            SHARES          AMOUNT             SHARES             AMOUNT
                           --------      -----------        ----------         -------------
Sales ...................   193,796      $ 4,366,693         2,429,768          $52,132,162
Reinvestments ...........   734,073       15,907,358           465,188            9,727,086
Redemption Fees* ........        --           14,855                --               20,792
Repurchases .............  (220,840)      (5,004,611)         (322,165)          (7,468,716)
                           --------      -----------        ----------          -----------
Net increase/(decrease) .   707,029      $15,284,295         2,572,791          $54,411,324
                           ========      ===========        ==========          ===========

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                         FEBRUARY 28, 2007 (UNAUDITED)

                                           SCHNEIDER SMALL CAP VALUE FUND
                           ----------------------------------------------------------------
                            FOR THE SIX MONTHS ENDED           FOR THE FISCAL YEAR ENDED
                           --------------------------       -------------------------------
                               FEBRUARY 28, 2007                     AUGUST 31, 2006
                           -------------------------        -------------------------------
                            SHARES          AMOUNT             SHARES             AMOUNT
                           --------      -----------        ----------         -------------
Sales ................... 5,686,578     $130,362,902         4,443,203         $ 91,030,986
Reinvestments ...........   425,249        9,755,495           207,467            4,014,476
Redemption Fees* ........        --           17,424                --               14,610
Repurchases .............  (433,723)      (9,896,908)       (1,041,833)         (21,057,102)
                          ---------     ------------        ----------         ------------
Net increase ............ 5,678,104     $130,238,913         3,608,837         $ 74,002,970
                          =========     ============        ==========         ============

* There is a 1.75% redemption fee on shares redeemed which have been held less than one year in the Schneider Small Cap Value Fund. There is a 1.00% redemption fee on shares redeemed which have been held less than 90 days in the Schneider Value Fund. The redemption fees are retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

     As of February 28, 2007, the following shareholders held 10% or more of the outstanding shares of the Fund. These shareholders may be omnibus accounts which are comprised of many individual shareholders.

     Schneider Small Cap Value Fund (2 shareholders)     30%


5.  FEDERAL INCOME TAX INFORMATION

     At February 28, 2007, Federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Funds were as follows:

                                                                                                 NET UNREALIZED
                                          FEDERAL TAX      UNREALIZED          UNREALIZED         APPRECIATION/
                                            COST          APPRECIATION        DEPRECIATION        DEPRECIATION
                                      ----------------   -------------       -------------      -----------------
Schneider Small Cap Value Fund          $109,253,251       $19,337,484        $(3,198,893)         $16,138,591
Schneider Value Fund                     263,515,512        26,927,119         (4,399,397)          22,527,722

     At August 31, 2006, the components of distributable earnings on a tax basis were as follows:

                                         UNDISTRIBUTED
                                        ORDINARY INCOME                     LONG-TERM GAINS
                                     --------------------                 --------------------
Schneider  Small Cap Value  Fund          $4,661,340                          $9,313,012
Schneider  Value Fund                      1,449,025                           5,908,723

     At August 31, 2006, the Funds had no capital loss carryforwards available to offset future capital gains.

                              THE SCHNEIDER FUNDS
                   NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                         FEBRUARY 28, 2007 (UNAUDITED)


     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006, there were no post-October losses incurred in the Funds. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

6. NEW ACCOUNTING  PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006 and is required to be implemented by calendar year funds by no later than June 29, 2007. The Adviser has recently begun to evaluate the application of the Interpretation to the Funds, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

                              THE SCHNEIDER FUNDS
                               OTHER INFORMATION
                                  (UNAUDITED)




PROXY VOTING

     Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(888) 520-3277 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

INVESTMENT ADVISER
Schneider Capital Management
460 E. Swedesford Road
Suite 1080 Wayne, PA 19087

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers  LLP
Two Commerce  Square,  Suite 1700
2001 Market Street
Philadelphia,  PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

================================================================================

                                      BOGLE
                                   INVESTMENT
                                   MANAGEMENT

                                    SMALL CAP
                                   GROWTH FUND

                              OF THE RBB FUND, INC.







                                SEMIANNUAL REPORT

                                FEBRUARY 28, 2007

                                   (UNAUDITED)


This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.
================================================================================

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
       SEMIANNUAL REPORT FOR THE SIX-MONTH PERIOD ENDED FEBRUARY 28, 2007

--------------------------------------------------------------------------------
Fellow Shareholder:

The Bogle Small Cap Growth Fund (the "Fund") advanced +11.60% for the Investor shares and +11.67% for the Institutional shares in the semiannual period ended February 28, 2007, outperforming by +0.84% and +0.91%, respectively, the Russell 2000(R) benchmark return of +10.76%. The Fund has outperformed its benchmark in all multi-year periods since inception in 1999. The Fund trailed the benchmark for the one year ended February 28, 2007, in an environment characterized by macroeconomic uncertainty and anti-momentum investing. In an anti-momentum environment, investors shun recent strong performers and stocks with positive earnings trends, either because of or in anticipation of a shift in those trends. The anti-momentum environment was most acute from May through August last year, but persisted through the latest semiannual period. The Fund's positive relative performance over the last six months highlights the benefits and importance of a diversified investment process in which historical earnings trends are just one piece of an overall investment mosaic.

The recent market environment is addressed in more detail in the next section of this letter. This discussion is followed by performance attribution analysis, which explains the results generated by our investment models during the semiannual period, illustrating sources of value added with a few stock specific examples. We then present key fundamental characteristics of the Fund and benchmark, highlighting the Fund's characteristics' likeness to the Russell 2000(R) due to our risk controls. Finally, we close with an update on developments at Bogle Investment Management, L.P.



[GRAPHIC OMITTED]

EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:

                     INVESTMENT PERFORMANCE -- MULTI-PERIODS
                       BOGLE FUND VS. RUSSELL(R) BENCHMARK
                                  AS OF 2/28/07


                                Semiannual Period    One-Year Period     Two-Year Period     Five-Year Period     Since Inception
                                 (9/1/06-2/28/07)    (3/1/06-2/28/07)    (3/1/05-2/28/07)    (3/1/02-2/28/07)    (10/1/99-2/28/07)
                                -----------------    ----------------    ----------------    -----------------   -----------------

Bogle Investor Class                   11.60%             5.50%                16.58%              14.71%              18.05%

Bogle Institutional Class              11.67%             5.20%                16.71%              14.81%              18.15%

Russell 2000(R) Index                  10.76%             9.87%                13.18%              12.44%              10.06%

Investor Class Net Value Added         0.84%             (4.82)%                3.40%               2.27%               7.99%

----------------
RETURNS SHOWN REPRESENT PAST PERFORMANCE AND DO NOT GUARANTEE FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS SHOWN ABOVE. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. RETURNS CURRENT TO THE MOST RECENT MONTH-END MAY BE OBTAINED AT 1-877-264-5346.

THE PERFORMANCE QUOTED REFLECTS FEE WAIVERS IN EFFECT AND WOULD HAVE BEEN LESS IN THEIR ABSENCE. THE FUND'S ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, ARE 1.43% FOR THE INSTITUTIONAL CLASS AND 1.53% FOR THE INVESTOR CLASS, PRIOR TO FEE WAIVERS.

MARKET ENVIRONMENT. After poor performance from May through mid-August last year, U.S. equity market returns were robust in the semiannual reporting period, as equity markets rallied strongly from September 2006 through most of February 2007. In the last four months of 2006, investors' macroeconomic concerns appeared to subside, giving way to year-end optimism. 2007 got off to a strong start, against a backdrop of declining oil prices, generally positive earnings reports, and low volatility. The period ended on a negative note, as U.S. equity markets dropped sharply at the end of February and volatility spiked. Small capitalization stocks beat large capitalization stocks for the latest semiannual period, as they have for each of the six prior semiannual reporting periods since Fund inception. The Russell 2000(R) Index returned +10.76% for the six months ended February 28, 2007, compared with a +9.68% return for the larger cap Russell 1000(R). Within small capitalization stocks, growth modestly outperformed value, by about eighty basis points. For the semiannual period, the Russell 2000(R) Growth advanced +11.18%, while the Russell 2000(R) Value gained +10.37%.

PERFORMANCE ATTRIBUTION. Our return attribution analysis shows that positive stock selection, as usual, accounted for the majority of the Fund's outperformance relative to its benchmark in the semiannual period. Recall that our three primary models seek to identify the following: 1) stocks that have demonstrated an ability to produce unexpected earnings growth (the earnings expectations model); 2) companies that do not have to "manufacture" earnings growth through aggressive accounting (financial quality model); and 3) stocks that trade at attractive valuations relative to their most similar peers (relative valuation model). In the most recent period, the Fund benefited from positive contribution from the relative valuation model, while the financial quality model helped us avoid stocks with poor earnings and operational trends. The earnings expectations model produced negative results during this period. As we have stated in previous letters, it is not unusual for this model to struggle when there is a real or anticipated shift in the Fed's interest rate policy. Indeed, the Fed's interest rate increase in June 2006 was its last, after 17 consecutive increases totaling 4.25% over two years. Over the six-month period, stock selection was strongest in energy stocks and was also robust in financial, industrial and technology stocks. With its significant weighting in the portfolio, the largest contribution to return came from stock selection within the financial sector. Note that the financial sector currently represents about 19% of the Fund's assets (and 22% of the benchmark).

At the end of the semiannual period, the Fund held 178 stocks and the largest holding represented just 1.1% of portfolio assets. As you know, this diversification limits the impact any single stock can have on total Fund performance. Despite this lack of portfolio concentration, we use this letter to provide stock-specific illustrations of investment performance during the reporting period. One of our top performing stocks for the semiannual period was Jack in the Box, Inc., a restaurant chain operator that entered the Fund portfolio in late 2004 because of its strong relative valuation ranking. In early 2006, the stock began to rank favorably according to our earnings expectations signal. In February 2007, the company announced that fiscal first-quarter profit grew 48 percent as sales at established locations rose, and shares hit a new high. Another strong performer was container shipping company Horizon Lines Inc., which looked attractive from both earnings expectations and financial quality perspectives when the position was established at the beginning of the semiannual period. The company reported record earnings for the fourth quarter 2006 and full year 2006. Boosting energy sector performance, Tesoro Corp. is a West Coast company that refines and markets petroleum products in the United States. This stock has been in the Fund portfolio since late 2003, when it ranked positively according to all three models. The stock outperformed peers over the semiannual period, particularly in the last two months of the period. An example of an underperforming investment in the semiannual period is Spansion, a technology company providing memory chips for consumer electronics. We recently established this position based on the stock's strong financial quality score and attractive relative valuation. In the few months that we have held the stock, earnings trends have remained negative; however, the continued strength of the financial quality signal provides some indication that there is potential for future earnings improvement.

INVESTMENT POSITIONING. As has been the case for much of the Fund's history, Fund characteristics remain very much in line with the Fund's benchmark. Note that small deviations from the benchmark reflected in both sector exposures and the fundamental characteristics of the Fund arise purely from the bottom up stock selection process, and do not reflect any attempt to time the overall market, style preferences, or sector rotation. As of the end of February, our median market capitalization was modestly below benchmark. By continuing to keep the size of the Fund controlled, we benefit from the ability to maintain exposure to the smaller companies within the small cap market. The Fund maintains a bias to companies with modestly higher long-term earnings growth rates; price-to-earnings ratios are currently quite close to benchmark; and the Fund's median price-to-sales ratio continues to be lower than the benchmark's, as the ratio is a significant part of our relative valuation model.

------------------------------------------------------------
                           FUNDAMENTAL CHARACTERISTICS
                                FEBRUARY 28, 2007

                                                    RUSSELL
                                                    2000(R)
MEDIAN                         BOGLX                 INDEX
--------                      -------              --------
Market Cap. (mil.)             $877                 $1,169
Estimated Long-Term
   Earnings Growth
   Rate                       16.5%                  14.6%
Price/Historical
   Earnings                   21.9x                  21.1x
Price/Forward
Earnings                      17.8x                  18.1x
Price/Sales                    1.6x                   1.9x

------------------------------------------------------------


PROGRESS AT BOGLE INVESTMENT MANAGEMENT, L.P. Our team did not change during the semiannual period, remaining at twelve full-time professionals, five dedicated to portfolio management and research and seven focused on client service, compliance, and operations. One new operations professional joined the firm after the close of the semiannual period, in mid-March. At the end of February 2007, assets in the Fund were a little over $359 million and the Fund remains closed to new investors.

As a reminder, information about the Fund, including historical NAVs, sector allocation, fundamental characteristics, and top ten holdings, can be viewed on our website, www.boglefunds.com. The NAVs are updated daily while the other Fund information is updated quarterly.

Please feel free to call on us at any time with questions you may have about the portfolio.

Respectfully,


Bogle Investment Management, L.P.
Management Office: 781-283-5000
Shareholder Services Toll Free: 1-877-BOGLEIM (264-5346)


----------
ALL FIGURES SHOWN REPRESENT TOTAL RETURN, WHICH IS BASED ON NET CHANGE IN NAV WITH REINVESTMENT OF ALL DISTRIBUTIONS. FIGURES FOR PERIODS GREATER THAN ONE YEAR ARE ANNUALIZED. "NET VALUE ADDED" EQUALS THE FUND'S NET RETURN MINUS THE RETURN FOR THE BENCHMARK.

THE RUSSELL 2000(R) INDEX IS AN UNMANAGED INDEX OF SMALL-CAP STOCKS. UNLIKE A MUTUAL FUND, THE PERFORMANCE OF AN INDEX IS NOT AFFECTED BY TRANSACTION COSTS, MANAGEMENT FEES, TAXES OR OTHER EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

INVESTING IN SMALL COMPANIES CAN INVOLVE MORE VOLATILITY, LESS LIQUIDITY, AND LESS PUBLICLY AVAILABLE INFORMATION THAN INVESTING IN LARGE COMPANIES.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FUND EXPENSE EXAMPLES
                                   (UNAUDITED)


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2006 through February 28, 2007, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.


                                                               INSTITUTIONAL CLASS
                                 -------------------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE        EXPENSES PAID DURING
                                    SEPTEMBER 1, 2006             FEBRUARY 28, 2007                PERIOD*
                                 -----------------------        --------------------        --------------------
Actual                                    $1,000.00                     $1,116.70                      $6.56

Hypothetical
   (5% return before
   expenses)                               1,000.00                      1,018.52                       6.28

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        FUND EXPENSE EXAMPLES (CONCLUDED)
                                   (UNAUDITED)


                                                                 INVESTOR CLASS
                                 -------------------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE        EXPENSES PAID DURING
                                    SEPTEMBER 1, 2006             FEBRUARY 28, 2007                PERIOD*
                                 -----------------------        --------------------        --------------------
Actual                                     $1,000.00                    $1,116.00                       $7.08
Hypothetical
   (5% return before
   expenses)                                1,000.00                     1,018.02                        6.78

----------
* Expenses are equal to the Fund's annualized expense ratio of 1.25% for the Institutional Class and 1.35% for the Investor  Class,  which includes waived fees or reimbursed  expenses,  multiplied by the average account value over the period,  multiplied  by the number of days (181) in the most recent  fiscal  half-year,  then divided by 365 to reflect the one-half year period.  The Fund's ending  account  values on the first line in each table are based on the actual total return for each class of (11.67)% for the  Institutional  Class and
  (11.60)% for the Investor Class.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                   % OF NET
     SECURITY TYPE & SECTOR CLASSIFICATION          ASSETS              VALUE
-------------------------------------------------------------------------------

COMMON STOCKS:
      Technology                                     25.8%         $ 92,785,685
      Consumer Growth                                18.4            66,057,646
      Financial                                      17.6            63,147,832
      Industrial                                     15.9            56,880,201
      Consumer Cyclical                              15.6            56,059,499
      Energy                                          3.7            13,393,126
      Basic Industry                                  2.1             7,612,871
SHORT-TERM INVESTMENTS                                1.1             3,988,728
LIABILITIES IN EXCESS OF OTHER ASSETS                (0.2)             (804,103)
                                                    -----          ------------
      NET ASSETS                                    100.0%         $359,121,485
                                                    =====          ============

----------
      Portfolio holdings are subject to change at any time.


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2007 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      ------------

COMMON STOCKS--99.1%
BASIC INDUSTRY--2.1%
   Chaparral Steel Co. .........................      16,400       $    817,212
   H.B. Fuller Co. .............................      14,600            364,562
   Landec Corp.* ...............................     133,700          1,788,906
   Methanex Corp. ..............................      79,900          2,020,671
   Spartech Corp. ..............................      99,000          2,621,520
                                                                   ------------
                                                                      7,612,871
                                                                   ------------

CONSUMER CYCLICAL--15.6%
   Allegiant Travel Co.* .......................      54,800          1,871,968
   Ameristar Casinos, Inc. .....................      46,200          1,497,804
   Charlotte Russe Holding, Inc.* ..............      71,600          2,090,004
   CKE Restaurants, Inc. .......................     117,400          2,268,168
   Dress Barn, Inc.* ...........................      39,900            838,698
   Group 1 Automotive, Inc. ....................      15,300            707,931
   Interstate Hotels & Resorts, Inc.* ..........     274,800          1,868,640
   J. Crew Group, Inc.* ........................      67,200          2,421,888
   Jack in the Box, Inc.* ......................      59,100          4,038,894
   John Wiley & Sons, Inc., Class A ............      53,400          2,056,434
   K2, Inc.* ...................................     177,900          2,081,430
   Kimball International, Inc., Class B ........      97,700          2,054,631
   Leapfrog Enterprises, Inc., Class A* ........     218,900          2,263,426
   Lions Gate Entertainment Corp.* .............     194,300          2,141,186
   LodgeNet Entertainment Corp.* ...............      94,300          2,410,308
   Longs Drug Stores Corp. .....................      23,200          1,068,592
   Maidenform Brands, Inc. .....................      81,100          1,484,941
   Midwest Air Group, Inc.* ....................     182,700          2,375,100
   Mothers Work, Inc.* .........................      69,800          2,412,986
   Movado Group, Inc. ..........................      25,400            749,554
   Netflix Inc.* ...............................      52,900          1,191,837
   Oxford Industries, Inc. .....................      29,400          1,452,066
   PC Connection, Inc.* ........................     130,200          2,145,696
   PC Mall, Inc.* ..............................     159,800          1,965,540
   Ryder System, Inc. ..........................      55,300          2,844,632
   Steven Madden Ltd. ..........................      90,050          2,661,878


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      ------------

CONSUMER CYCLICAL--(CONTINUED)
   Town Sports International
     Holdings Club, Inc.* ......................     120,500       $  2,366,620
   WMS Industries, Inc.* .......................      72,900          2,728,647
                                                                   ------------
                                                                     56,059,499
                                                                   ------------

CONSUMER GROWTH--18.4%
   AMERIGROUP Corp.* ...........................      69,300          2,292,444
   Apria Healthcare Group, Inc. ................      71,300          2,270,905
   Aspreva Pharmaceuticals Corp.* ..............     129,100          2,832,454
   Axcan Pharma, Inc.* .........................     122,500          1,950,200
   Chemed Corp. ................................      26,800          1,240,572
   Cholestech Corp. ............................     113,200          1,850,820
   CorVel Corp. ................................      67,000          2,018,040
   Cynosure, Inc., Class A* ....................      78,900          1,742,112
   Dade Behring Holdings, Inc. .................      72,200          2,957,312
   DeVry, Inc. .................................      19,300            533,452
   Elizabeth Arden, Inc.* ......................     116,900          2,546,082
   Emergency Medical Services Corp., Class A* ..      92,000          2,431,560
   Endo Pharmaceuticals Holdings, Inc.* ........      37,000          1,154,770
   Healthspring, Inc.* .........................      77,100          1,629,123
   Herbalife Ltd.* .............................      67,100          2,526,315
   ICT Group, Inc.* ............................      52,500          1,420,650
   Imperial Sugar Co. ..........................      78,500          2,423,295
   Kinetic Concepts, Inc.* .....................      61,800          3,037,470
   MedCath Corp.* ..............................      95,400          2,768,508
   Medicines Co., (The)* .......................      72,300          1,949,931
   Mentor Corp. ................................      44,500          2,136,445
   NBTY, Inc.* .................................      80,900          3,938,212
   NutriSystem, Inc.* ..........................       3,800            171,570
   PerkinElmer, Inc. ...........................      79,800          1,891,260
   Savient Pharmaceuticals, Inc.* ..............     152,600          2,066,204
   Spartan Stores, Inc. ........................      91,300          2,153,767
   Viasys Healthcare Inc.* .....................      69,600          2,152,728
   Visicu, Inc.* ...............................      20,100            141,303
   Volcano Corp. ...............................     123,400          2,345,834
   West Pharmaceutical Services, Inc. ..........      48,500          2,195,110


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2007 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      ------------

CONSUMER GROWTH--(CONTINUED)
   Wimm-Bill-Dann Foods OJSC - ADR .............      48,200       $  3,181,200
   Zoll Medical Corp.* .........................      75,800          2,107,998
                                                                   ------------
                                                                     66,057,646
                                                                   ------------

ENERGY--3.7%
   Advanced Energy Industries, Inc.* ...........      83,400          1,679,676
   Core Laboratories N.V.* .....................      35,900          2,831,792
   Harvest Natural Resources, Inc.* ............      70,300            664,335
   NATCO Group, Inc., Class A* .................      65,900          2,283,435
   Tesoro Corp. ................................      36,400          3,317,496
   Trico Marine Services, Inc.* ................      71,800          2,616,392
                                                                   ------------
                                                                     13,393,126
                                                                   ------------

FINANCIAL--17.6%
   Allied World Assurance Holdings Ltd. ........      55,600          2,317,964
   Arch Capital Group Ltd.* ....................      44,600          2,876,254
   Argonaut Group, Inc. ........................      89,800          3,161,858
   Calamos Asset Management, Inc., Class A .....     103,700          2,698,274
   Commerce Group, Inc., (The) .................      98,600          2,826,862
   Cowen Group, Inc.* ..........................      28,100            557,504
   Dollar Financial Corp.* .....................      90,900          2,328,858
   Endurance Specialty Holdings, Ltd. ..........      69,200          2,453,832
   EZCORP, Inc., Class A* ......................     163,696          2,430,886
   Interactive Data Corp. ......................     108,700          2,614,235
   International Securities Exchange
      Holdings, Inc. ...........................      35,500          1,641,875
   Investment Technology Group, Inc.* ..........      65,000          2,660,450
   Meadowbrook Insurance Group, Inc.* ..........     276,200          2,908,386
   Navigators Group, Inc.* .....................      52,100          2,589,370
   Nelnet, Inc., Class A .......................      96,700          2,497,761
   Odyssey Re Holdings Corp. ...................      80,000          3,116,800
   Phoenix Companies, Inc., (The) ..............     202,000          2,884,560


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      ------------

FINANCIAL--(CONTINUED)
   Platinum Underwriters Holdings Ltd. .........      92,900       $  2,968,155
   Preferred Bank Los Angeles ..................      47,700          1,966,671
   Reinsurance Group of America, Inc. ..........      53,900          3,076,612
   Safety Insurance Group, Inc. ................      51,400          2,182,958
   Seabright Insurance Holdings* ...............     159,500          2,997,005
   Selective Insurance Group, Inc. .............     102,800          2,512,432
   SWS Group, Inc. .............................     118,300          3,118,388
   Zenith National Insurance Corp. .............      36,550          1,759,882
                                                                   ------------
                                                                     63,147,832
                                                                   ------------

INDUSTRIAL--15.9%
   Acuity Brands, Inc. .........................      41,300          2,288,020
   ASE Test Ltd.* ..............................     164,900          1,833,688
   Con-Way Inc. ................................      43,100          2,116,210
   Consolidated Graphics, Inc.* ................      44,200          3,149,692
   Diamond Management &
     Technology Consultants, Inc. ..............     105,900          1,598,031
   Gardner Denver, Inc.* .......................      55,800          1,889,946
   General Cable Corp. .........................      39,600          1,978,020
   Gevity HR, Inc. .............................     115,100          2,292,792
   H&E Equipment Services, Inc.* ...............      60,200          1,589,882
   Horizon Lines, Inc., Class A ................      92,900          2,693,171
   HUB Group, Inc., Class A* ...................      71,900          2,277,073
   Hudson Highland Group, Inc.* ................     118,800          1,934,064
   Interface, Inc., Class A ....................      90,300          1,428,546
   Intevac, Inc. ...............................     102,900          2,806,083
   Mueller Industries, Inc. ....................      36,700          1,093,660
   On Assignment, Inc.* ........................     225,400          2,763,404
   Pacer International, Inc. ...................      65,900          1,781,277
   Robbins & Myers, Inc. .......................      65,100          2,549,967
   RTI International Metals, Inc.* .............      28,300          2,441,724
   Saia, Inc.* .................................      79,900          2,176,476
   SAIC, Inc.* .................................      96,400          1,738,092


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONTINUED)
                          FEBRUARY 28, 2007 (UNAUDITED)


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      ------------

INDUSTRIAL--(CONTINUED)
   Snap-On, Inc. ...............................      21,900       $  1,097,190
   Steelcase, Inc., Class A ....................     135,100          2,623,642
   TeleTech Holdings, Inc.* ....................      82,900          2,609,692
   Tennant Co. .................................      28,000            861,840
   Thomas & Betts Corp.* .......................      47,600          2,419,032
   Tredegar Corp. ..............................     127,700          2,848,987
                                                                   ------------
                                                                     56,880,201
                                                                   ------------

TECHNOLOGY--25.8%
   24/7 Real Media, Inc.* ......................      91,500            882,060
   Actel Corp.* ................................      76,600          1,282,284
   Altiris, Inc.* ..............................      60,400          1,965,416
   Amkor Technology, Inc.* .....................     188,500          2,173,405
   ANADIGICS, Inc.* ............................     127,200          1,553,112
   Ansoft Corp.* ...............................      67,800          2,101,122
   Ariba, Inc.* ................................     198,600          1,848,966
   Arris Group, Inc.* ..........................     152,300          2,001,222
   ASM International N.V.* .....................      91,200          2,097,600
   Aspen Technology, Inc.* .....................     214,800          2,577,600
   Asyst Technologies, Inc.* ...................     222,700          1,572,262
   Avici Systems, Inc.* ........................     124,200          1,089,234
   Brocade Communications Systems, Inc.* .......     177,475          1,599,050
   C-COR, Inc.* ................................     179,000          2,443,350
   Captaris, Inc.* .............................     324,000          2,012,040
   Covansys Corp.* .............................      48,600          1,198,476
   Cray, Inc.* .................................     121,400          1,623,118
   Credence Systems Corp.* .....................     365,100          1,657,554
   Datalink Corp.* .............................     148,500          1,307,542
   DealerTrack Holdings, Inc.* .................      42,800          1,239,060
   ECI Telecom Ltd.* ...........................      88,000            705,760
   Embarcadero Technologies, Inc.* .............     171,100          1,050,554
   Forrester Research, Inc.* ...................       6,800            182,444
   Gigamedia Ltd.* .............................     197,300          2,399,168
   Global Sources Ltd.* ........................     128,800          2,064,664
   Hyperion Solutions Corp.* ...................      64,250          2,752,470
   InfoSpace, Inc.* ............................      76,900          1,753,320
   Interactive Intelligence, Inc.* .............     133,400          1,972,986
   Interwoven, Inc.* ...........................     133,700          2,034,914
   Kronos, Inc.* ...............................      42,300          1,670,850
   Liquidity Services, Inc.* ...................      87,500          1,579,375


                                                     NUMBER
                                                    OF SHARES         VALUE
                                                    ---------      ------------

TECHNOLOGY--(CONTINUED)
   Manhattan Associates, Inc.* .................      91,100       $  2,534,402
   Mindspeed Technologies, Inc.* ...............     319,100            775,413
   Nam Tai Electronics, Inc. ...................      61,000            808,860
   Newport Corp.* ..............................      49,400            882,284
   Omnicell, Inc.* .............................     113,500          2,203,035
   Orbotech Ltd.* ..............................      32,400            724,140
   RADVision Ltd.* .............................      43,500            978,315
   RF Micro Devices, Inc.* .....................     232,100          1,852,158
   Rogers Corp.* ...............................      14,800            716,468
   Shanda Interactive Entertaiment
      Ltd. - ADR* ..............................     105,000          2,482,200
   Silicon Motion Technology Corp. - ADR* ......      94,800          1,977,528
   SkillSoft PLC - ADR* ........................      55,700            393,242
   SonicWALL, Inc.* ............................     189,300          1,650,696
   Spansion, Inc., Class A* ....................     168,300          2,046,528
   Synchronoss Technologies, Inc.* .............     141,000          2,539,410
   Techwell, Inc.* .............................     166,300          1,998,926
   TheStreet.com, Inc. .........................      96,800          1,079,320
   TIBCO Software, Inc* ........................     245,500          2,221,775
   TradeStation Group, Inc.* ...................     128,300          1,516,506
   TriQuint Semiconductor, Inc.* ...............     188,300            941,500
   ValueClick, Inc.* ...........................      97,900          2,594,350
   Verigy Ltd.* ................................     118,000          2,771,820
   Vignette Corp.* .............................     133,700          2,385,208
   Zoran Corp.* ................................     140,900          2,320,623
                                                                   ------------
                                                                     92,785,685
                                                                   ------------

     TOTAL COMMON STOCKS
       (Cost $315,269,728) .................................        355,936,860
                                                                   ------------
SHORT-TERM INVESTMENTS--1.1%
   Columbia Prime Reserves Fund
     5.24% 03/01/07 ............................   3,988,728          3,988,728
                                                                   ------------
     TOTAL SHORT-TERM
       INVESTMENTS
       (Cost $3,988,728) ...................................          3,988,728


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                      PORTFOLIO OF INVESTMENTS (CONCLUDED)
                          FEBRUARY 28, 2007 (UNAUDITED)


                                                VALUE


TOTAL INVESTMENTS--100.2%
   (Cost $319,258,456)                      $359,925,588
                                            ------------

LIABILITIES IN EXCESS
   OF OTHER ASSETS--(0.2)%                      (804,103)
                                            ------------
NET ASSETS--100.0%                          $359,121,485
                                            ============


----------
* Non-income producing.
ADR -- American Depository Receipt.


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


ASSETS
   Investments, at value (cost - $319,258,456) ............      $359,925,588
   Receivable for investments sold ........................         5,493,596
   Receivable for capital shares sold .....................           705,627
   Dividends and interest receivable ......................           258,714
   Prepaid expenses and other assets ......................            31,856
                                                                 ------------
     Total assets .........................................       366,415,381
                                                                 ------------
LIABILITIES
   Payable for investments purchased ......................         6,604,637
   Payable for capital shares redeemed ....................           283,338
   Payable to the Adviser .................................           282,158
   Accrued expenses and other liabilities .................           123,763
                                                                 ------------
     Total liabilities ....................................         7,293,896
                                                                 ------------
NET ASSETS
   Capital stock, $0.001 par value ........................            14,464
   Paid-in capital ........................................       292,410,806
   Accumulated net investment loss ........................          (896,098)
   Accumulated net realized gain from investments .........        26,925,181
   Net unrealized appreciation on investments .............        40,667,132
                                                                 ------------
     Net assets ...........................................      $359,121,485
                                                                 ============
INSTITUTIONAL CLASS
   Net assets .............................................      $206,420,003
                                                                 ------------
   Shares outstanding .....................................         8,282,950
                                                                 ------------
   Net asset value, offering and redemption price per share      $      24.92
                                                                 ============
INVESTOR CLASS
   Net assets .............................................      $152,701,482
                                                                 ------------
   Shares outstanding .....................................         6,181,161
                                                                 ------------
   Net asset value, offering and redemption price per share      $      24.70
                                                                 ============


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)


                                                                   FOR THE
                                                              SIX MONTHS ENDED
                                                              FEBRUARY 28, 2007
                                                              -----------------
INVESTMENT INCOME
   Dividends (Net of foreign withholding taxes of $3,641) ..      $ 1,369,541
                                                                  -----------
   Total investment income .................................        1,369,541
                                                                  -----------
EXPENSES
   Advisory fees ...........................................        1,751,406
   Administrative service fees .............................          262,711
   Administration and accounting fees ......................          246,751
   Shareholder servicing fees ..............................           76,381
   Transfer agent fees .....................................           65,105
   Custodian fees ..........................................           52,542
   Professional fees .......................................           44,907
   Directors' and officers' fees ...........................           38,770
   Printing and shareholder reporting fees .................           25,528
   Registration and filing fees ............................           21,233
   Other expenses ..........................................           13,156
                                                                  -----------
     Total expenses before waivers .........................        2,598,490
     Less: waivers .........................................         (332,851)
                                                                  -----------
     Net expenses ..........................................        2,265,639
                                                                  -----------
   Net investment loss .....................................         (896,098)
                                                                  -----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS
   Net realized gain from investments ......................       27,473,655
   Net change in unrealized appreciation on investments ....       11,992,589
                                                                  -----------
   Net realized and unrealized gain from investments .......       39,466,244
                                                                  -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .......      $38,570,146
                                                                  ===========


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                     FOR THE              FOR THE
                                                                                SIX MONTHS ENDED        YEAR ENDED
                                                                                FEBRUARY 28, 2007     AUGUST 31, 2006
                                                                                -----------------     ---------------
                                                                                   (UNAUDITED)
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss .......................................................      $  (896,098)       $  (2,060,076)
   Net realized gain from investments ........................................       27,473,655           71,973,578
   Net change in unrealized appreciation/(depreciation) on
     investments .............................................................       11,992,589          (31,952,428)
                                                                                   ------------         ------------
   Net increase in net assets resulting from operations ......................       38,570,146           37,961,074
                                                                                   ------------         ------------

LESS DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net realized capital gains--Institutional shares ..........................       (39,206,310)         (24,436,958)
   Net realized capital gains--Investor shares ...............................       (30,588,835)         (18,402,660)
                                                                                   ------------         ------------
     Total distributions to shareholders .....................................      (69,795,145)         (42,839,618)
                                                                                   ------------         ------------

INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS(1) .............................................       52,955,270           30,856,922
                                                                                   ------------         ------------
   Total increase in net assets ..............................................       21,730,271           25,978,378
                                                                                   ------------         ------------

NET ASSETS
   Beginning of period .......................................................      337,391,214          311,412,836
                                                                                   ------------         ------------
   End of period* ............................................................     $359,121,485         $337,391,214
                                                                                   ============         ============

----------
*   Includes  accumulated net investment loss of $(896,098) and $0 for the six months ended February 28, 2007 and for the year ended August 31, 2006, respectively.
(1) See Note 4 in the Notes to Financial Statements.


    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                      INSTITUTIONAL CLASS
                                              ------------------------------------------------------------------------------------
                                                FOR THE         FOR THE         FOR THE        FOR THE        FOR THE      FOR THE
                                              SIX MONTHS         YEAR            YEAR           YEAR           YEAR         YEAR
                                                 ENDED           ENDED           ENDED          ENDED          ENDED        ENDED
                                                2/28/07         8/31/06         8/31/05        8/31/04        8/31/03      8/31/02
                                              -----------       -------         -------        -------        -------      -------
                                              (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......    $27.74           $28.78          $24.99         $22.71         $17.83       $19.52
                                                ------           ------          ------         ------         ------       ------
Net investment loss ........................     (0.06)*          (0.16)*         (0.22)         (0.16)*        (0.11)*      (0.02)
Net realized and unrealized gain/(loss)
   from investments ........................      3.03             3.08            6.49           2.44           4.99        (1.67)
                                                ------           ------          ------         ------         ------       ------
Net increase/(decrease) in net assets
   resulting from operations ...............      2.97             2.92            6.27           2.28           4.88        (1.69)
                                                ------           ------          ------         ------         ------       ------
Distributions to shareholders from:
Net realized capital gains .................     (5.79)           (3.96)          (2.48)            --             --           --
                                                ------           ------          ------         ------         ------       ------
Net asset value, end of period .............    $24.92           $27.74          $28.78         $24.99         $22.71       $17.83
                                                ======           ======          ======         ======         ======       ======

Total investment return(1) .................     11.67%           12.46%          27.34%         10.04%         27.37%       (8.66)%
                                                ======           ======          ======         ======         ======       ======

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) .........................  $206,420         $189,920        $177,359       $175,642       $132,845      $80,639
Ratio of expenses to average net assets
   with waivers and reimbursements .........      1.25%(2)         1.25%           1.25%          1.25%          1.25%        1.25%
Ratio of expenses to average net assets
   without waivers and reimbursements ......      1.44%(2)         1.43%           1.46%          1.44%          1.50%        1.50%
Ratio of net investment loss to average
   net assets ..............................     (0.47)%(2)       (0.55)%         (0.73)%        (0.61)%        (0.60)%      (0.11)%
Portfolio turnover rate ....................     75.49%          126.64 %        129.18%        129.18%        122.39%      140.27%


----------------
*   Calculated based on average shares outstanding for the period.
(1) Total investment  return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                   INVESTOR CLASS
                                              ------------------------------------------------------------------------------------
                                                FOR THE         FOR THE         FOR THE        FOR THE        FOR THE      FOR THE
                                              SIX MONTHS         YEAR            YEAR           YEAR           YEAR         YEAR
                                                 ENDED           ENDED           ENDED          ENDED          ENDED        ENDED
                                                2/28/07         8/31/06         8/31/05        8/31/04        8/31/03      8/31/02
                                              -----------       -------         -------        -------        -------      -------
                                              (UNAUDITED)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period .......    $27.56          $ 28.65          $24.91         $22.65         $17.80       $19.49
                                                ------           ------          ------         ------         ------       ------
Net investment loss ........................     (0.07)*          (0.18)*         (0.23)         (0.18)*        (0.12)*      (0.03)
Net realized and unrealized gain/(loss)
   from investments ........................      3.00             3.05            6.45           2.44           4.97        (1.66)
                                                ------           ------          ------         ------         ------       ------
Net increase/(decrease) in net assets
   resulting from operations ...............      2.93             2.87            6.22           2.26           4.85        (1.69)
                                                ------           ------          ------         ------         ------       ------
Distributions to shareholders from:
Net realized capital gains .................     (5.79)           (3.96)          (2.48)            --             --           --
                                                ------           ------          ------         ------         ------       ------
Net asset value, end of period .............    $24.70           $27.56          $28.65         $24.91         $22.65       $17.80
                                                ======           ======          ======         ======         ======       ======

Total investment return(1) .................     11.60%           12.33%          27.22%          9.98%         27.25%       (8.67)%
                                                ======           ======          ======         ======         ======       ======
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) .........................  $152,701         $147,471        $134,054       $124,031       $112,508      $88,920
Ratio of expenses to average net assets
   with waivers and reimbursements .........      1.35%(2)         1.35%           1.35%          1.35%          1.35%        1.27%
Ratio of expenses to average net assets
   without waivers and reimbursements ......      1.54%(2)         1.53%           1.56%          1.54%          1.60%        1.60%
Ratio of net investment loss to average
   net assets ..............................     (0.57)%(2)       (0.65)%         (0.83)%        (0.70)%        (0.69)%      (0.20)%
Portfolio turnover rate ....................     75.49%          126.64%         129.18%        129.18%        122.39%      140.27%

----------
*   Calculated based on average shares outstanding for the period.
(1) Total investment  return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.
(2) Annualized.

    The accompanying notes are an integral part of the financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                          NOTES TO FINANCIAL STATEMENTS
                                   (UNAUDITED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the "Fund"), which commenced investment operations on October 1, 1999. As of the date hereof, the Fund offers two classes of shares, Institutional Class and Investor Class.

     RBB has authorized capital of one hundred billion shares of common stock of which 76.673 billion shares are currently classified into one hundred and six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families."

     PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (NASDAQ) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     REPURCHASE AGREEMENTS -- The Fund may purchase securities from financial institutions subject to the seller's agreement to repurchase them at an agreed-upon time and price ("repurchase agreements"). The financial institutions with whom the Fund enters into repurchase agreements are banks and broker-dealers

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


that Bogle Investment Management, L.P. (the "Adviser" or "Bogle") considers creditworthy. The seller, under a repurchase agreement, will be required to maintain the value of the securities as collateral, subject to the agreement at not less than the repurchase price plus accrued interest. The Adviser marks to market daily the value of the collateral, and, if necessary, requires the seller to deposit additional collateral by the next day of business, to ensure that the value is not less than the repurchase price. Default by or bankruptcy of the seller would, however, expose the Fund to possible loss because of adverse market action or delays in connection with the disposition of the underlying securities. For the six months ended February 28, 2007, the Fund did not enter into any repurchase agreements.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund's net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily for the purpose of determining the net asset value of the Fund.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     For its advisory services, the Adviser is entitled to receive 1.00% of the Fund's average daily net assets, computed daily and payable monthly.

     The Adviser has contractually agreed to limit the Fund's total operating expenses for the current fiscal year to the extent that such expenses exceed 1.25% of the average daily net assets of the Fund's Institutional Class and 1.35% of the average daily net assets of the Fund's Investor Class. As necessary, this limitation is effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee. The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six months ended February 28, 2007, investment advisory fees and waivers of the Fund were as follows:


                  GROSS                                NET
              ADVISORY FEES         WAIVERS       ADVISORY FEES
              -------------        ---------      -------------
                $1,751,406         $(83,276)       $1,668,130

     The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

     In addition to serving as the Fund's investment adviser, Bogle provides certain shareholder services to the Investor Class of the Fund. As compensation for such services, the Adviser receives a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund's Investor Class.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.115% of the Fund's average daily net assets, subject to a minimum of $6,250 per month. The Fund also pays a monthly multiple class fee of $1,875 per additional class. In addition, PFPC serves as the Fund's transfer and dividend disbursing agent.

     PFPC voluntarily agreed to waive a portion of its administration and accounting services fees for the Fund. For the six months ended February 28, 2007, administration and accounting services fees and waivers of the Fund were as follows:

              GROSS ADMINISTRATION                          NET ADMINISTRATION
                 AND ACCOUNTING                               AND ACCOUNTING
                  SERVICES FEES            WAIVERS             SERVICES FEES
               --------------------       ---------         ------------------
                   $246,751               $(21,892)              $224,859

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


     Included in the administration and accounting services fees and expenses, shown on the previous page, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

     In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee subject to a minimum monthly fee of $6,000 plus out of pocket expenses.For the six months ended February 28, 2007, PFPC transfer agency fees were $65,105.

     PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.03% of the Fund's average daily net assets subject to a minimum monthly fee of $1,500.

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Fund. As compensation for such administrative services, PFPC Distributors receives a monthly fee equal to an annual rate of 0.15% of the Fund's average daily net assets. PFPC Distributors voluntarily agreed to waive a portion of its administrative services fees for the Fund. For the six months ended February 28, 2007, administrative services fees and waivers of the Fund were as follows:

              GROSS ADMINISTRATIVE                          NET ADMINISTRATIVE
                  SERVICES FEES           WAIVERS              SERVICES FEES
               --------------------      ---------         ------------------
                   $262,711              $(227,683)               $35,028

     The Fund will not pay PFPC or PFPC's affiliates at a later time for any amounts waived or any amounts assumed.

     As of February 28, 2007, the Fund owed PFPC and its affiliates $63,331 for their services.

3.   INVESTMENT IN SECURITIES

     For the six months ended February 28, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

                               INVESTMENT SECURITIES
                          -------------------------------
                            PURCHASES           SALES
                          ------------       ------------
                          $262,524,295       $278,876,278

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                   (UNAUDITED)


4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2007, the Fund has 100,000,000 shares of $0.001 par value common stock authorized for the Institutional Class and 100,000,000 shares of $0.001 par value common stock authorized for the Investor Class.

     Transactions in capital shares were as follows:


                                                                          INSTITUTIONAL CLASS
                                                    ----------------------------------------------------------------
                                                              FOR THE
                                                          SIX MONTHS ENDED                          FOR THE
                                                          FEBRUARY 28, 2007                       YEAR ENDED
                                                             (UNAUDITED)                        AUGUST 31, 2006
                                                    -----------------------------       ----------------------------
                                                     SHARES             VALUE             SHARES            VALUE
                                                    ---------        ------------       ----------      ------------
Sales .........................................       840,185        $ 20,735,429          942,943      $ 27,031,546
Reinvestments .................................     1,580,281          37,610,697          990,224        23,507,922
Redemptions ...................................      (982,766)        (24,388,891)      (1,249,516)      (35,240,729)
                                                    ---------        ------------       ----------      ------------
Net Increase ..................................     1,437,700        $ 33,957,235          683,651      $ 15,298,739
                                                    =========        ============       ==========      ============



                                                                             INVESTOR CLASS
                                                    ----------------------------------------------------------------
                                                              FOR THE
                                                          SIX MONTHS ENDED                          FOR THE
                                                          FEBRUARY 28, 2007                       YEAR ENDED
                                                             (UNAUDITED)                        AUGUST 31, 2006
                                                    -----------------------------       ----------------------------
                                                     SHARES             VALUE             SHARES            VALUE
                                                    ---------        ------------       ----------      ------------
Sales .........................................       235,544        $  5,887,496          524,556      $ 14,633,758
Reinvestments .................................     1,229,987          29,027,689          737,505        17,412,498
Redemptions ...................................      (634,781)        (15,917,150)        (591,148)      (16,488,073)
                                                    ---------        ------------       ----------      ------------
Net Increase ..................................       830,750        $ 18,998,035          670,913      $ 15,558,183
                                                    =========        ============       ==========      ============


5.   FEDERAL INCOME TAX INFORMATION

     At February 28, 2007, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

        FEDERAL TAX         UNREALIZED         UNREALIZED        NET UNREALIZED
           COST            APPRECIATION       DEPRECIATION        APPRECIATION
       ------------        ------------       ------------       --------------
       $319,258,456         $50,949,411       $(10,282,279)        $40,667,132

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                   (UNAUDITED)


     As of August 31, 2006, the components of distributable earnings on a tax basis were as follows:

                          UNDISTRIBUTED            UNDISTRIBUTED
                            ORDINARY                 LONG-TERM
                             INCOME                    GAINS
                          -------------            -------------
                          $22,923,470              $46,871,677


     At August 31, 2006, the Fund had no capital loss carryforwards available to offset future capital gains.

     Under Federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

6.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year funds by no later than June 29, 2007. The Adviser has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

                           BOGLE INVESTMENT MANAGEMENT
                              SMALL CAP GROWTH FUND
                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling
(877) 264-5346 and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

INVESTMENT ADVISER
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

ADMINISTRATOR
PFPC Inc.
301 Bellevue Parkway
Wilmington, DE 19809

TRANSFER AGENT
PFPC Inc.
101 Sabin Street
Pawtucket, RI 02860

DISTRIBUTOR
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

CUSTODIAN
PFPC Trust Company
8800 Tinicum Blvd.
Suite 200
Philadelphia, PA 19153

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street
Philadelphia, PA 19103-7042

COUNSEL
Drinker Biddle & Reath LLP
One Logan Square
18th and Cherry Streets
Philadelphia, PA 19103-6996

[GRAPHIC OMITTED]       HILLIARD LYONS









                         SENBANC FUND
--------------------------
   SENBANC
--------------------------

                     OF THE RBB FUND, INC.


                       SEMI-ANNUAL REPORT
                       FEBRUARY 28, 2007
                          (UNAUDITED)




   This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund. Shares of Senbanc Fund are distributed by PFPC Distributors, Inc., 760 Moore Road King of Prussia, PA 19406.

SIX MONTHS ENDED FEBRUARY 28, 2007

TO: SHAREHOLDERS OF SENBANC FUND

Senbanc Fund's 9.4% return for the calendar year ended December 31, 2006 was a welcome recovery from the 4.1% decline in the Fund's return for calendar year 2005. One year of loss in the last six calendar years versus three years of loss for the S&P 500 in the same period has kept Senbanc's long term performance viable.

It was not until the last month of the last quarter of 2006 that Senbanc Fund outperformed its two comparative indexes, but we see this small increment as a sign of change for bank stock valuation. Seventeen consecutive months of interest rate rises, ended in mid-2006, forced bank stock investors into a defensive position. They jettisoned bank stocks with no regard for underlying value, assuming that rising rates are detrimental to net interest margins. Investors were wrong in this assumption, but correct in the actions they took: bank values rose, but bank stock prices did not. Money center and super-regional banks increased earnings and profitability faster, as their stock prices declined further, than their smaller brethren. From the point of view of an objective investor, their valuations rose.

Large banks are favored with high premiums when sentiment toward them is favorable, and bear the brunt of investor sentiment when the tide turns. The most profitable banks were reduced to a range of valuation rarely seen by them, and indistinguishable from valuations accorded to the mediocre. But the weight of nine consecutive quarters of strong earnings for large banks began to be felt by investors in late 2005. Between October 2005 and October 2006, large cap bank stock prices rose 18%. Senbanc Fund added large cap banks to its portfolio between May 2004 and July 2005. In December 2006 these banks represented 42% of the total portfolio. So in 2004 and 2005 your fund added the most out of favor bank stocks as values were rising and prices were falling.

As the perception of bank stocks recovers, we expect the rising tide to lift all boats, over time. Money center bank price to earnings ratios are at a 20% discount to all banks; we expect to see this imbalance at least partially corrected before the large regional banks, then smaller regional banks, are recognized as the severely undervalued group they appear to be. Recent revelations about sub-prime lending has had a negative impact on bank stock prices, but your portfolio includes only one bank where this has been an issue, and that stock represents less than one third of one percent of your fund's portfolio.

We expect the largest percentage gains for our portfolio of banks to be driven by a delamination of performance driven valuations, separating the valuations of banks with dissimilar records of performance. We expect this process to begin when the upward valuation of all banks begins to lift the lowest tiers.

                                                             Very truly yours,

                                                             /s/ Alan F. Morel

                                                             Alan F. Morel
                                                             Portfolio Manager

-------------------------------------------------------------------------------------------------------------------
                                                                                                         SINCE
  TOTAL RETURNS (%)                    SIX              1         3 YEAR            5 YEAR             INCEPTION*
  AS OF 2/28/07                       MONTHS          YEAR      ANNUALIZED        ANNUALIZED           ANNUALIZED
  ---------------------------------------------------------------------------------------------------------------
  Senbanc Fund                         3.23           3.17        3.26               11.93                11.93
-------------------------------------------------------------------------------------------------------------------

 *Inception Date -- 7/8/99

  THE PERFORMANCE SHOWN ABOVE REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS AND CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE SHOWN ABOVE. INVESTMENT RESULTS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. TO OBTAIN PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT WWW.HILLIARD.COM OR CALL 1-800-444-1854. THE FUND'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS IS 1.38%. TOTAL RETURNS SHOWN INCLUDE FEE WAIVERS AND EXPENSE REIMBURSEMENTS. RETURNS COULD HAVE BEEN LOWER IF THESE WAIVERS WERE NOT IN EFFECT. THE MAXIMUM SALES CHARGE, AS STATED IN THE PROSPECTUS IS 2.25%.

                                  SENBANC FUND


FUND EXPENSE EXAMPLES (UNAUDITED)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2006 to February 28, 2007, and held for the entire period.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                 Beginning Account    Ending Account
                                                       Value               Value        Expenses Paid
                                                      9/01/06             2/28/07       During Period*
                                                 -----------------    --------------    --------------
      Actual ...................................      $1,000             $1,032.30          $7.71
      Hypothetical (5% return before expenses) .       1,000              1,017.11           7.68

---------------------
* Expenses are equal to the Fund's annualized expense ratio of 1.53% multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund's ending account value is based on the actual six-month total return of 3.23%.

PORTFOLIO HOLDINGS SUMMARY TABLE
FEBRUARY 28, 2007 (UNAUDITED)
                                                                   % of
      Industry Classification                                   Net Assets
      --------------------------                               ------------
      Savings, Credit & Other Financial Institutions .........      92.6%
      State & National Banks .................................       0.3
      U.S. Government Agency Obligations .....................       7.4
                                                                  ------
                                                                   100.3
      Liabilities in Excess of Other Assets ..................      (0.3)
                                                                  ------
      Net Assets .............................................     100.0%
                                                                  ======
      Portfolio holdings are subject to change at any time.

                                  SENBANC FUND
                             SCHEDULE OF INVESTMENTS
                                FEBRUARY 28, 2007
                                   (UNAUDITED)

COMMON STOCK -- 92.9%
---------------------------------------------------------------------------------------------------
                                                                                           MARKET
SHARES           DESCRIPTION                                                               VALUE
------           -----------                                                              --------
                 SAVINGS, CREDIT & OTHER FINANCIAL INSTITUTIONS -- 92.6%
                 -------------------------------------------------------
        26,900   Associated Banc-Corp. ..............................................   $    930,202
       176,400   Bank of America Corp. ..............................................      8,973,468
        39,200   BB&T Corp. .........................................................      1,665,216
        47,000   C&F Financial Corp. ................................................      2,070,350
        23,200   Camden National Corp. ..............................................      1,029,616
        34,800   Capital Bank Corp. .................................................        634,752
        15,400   Central Pacific Financial Corp. ....................................        580,426
        22,700   Citigroup, Inc. ....................................................      1,144,080
        12,300   Citizens Banking Corp. .............................................        279,210
        37,000   City Holding Co. ...................................................      1,455,580
        35,700   Comerica, Inc. .....................................................      2,155,923
        11,800   Community Banks, Inc. ..............................................        296,180
        59,600   Corus Bankshares, Inc. .............................................      1,106,176
        31,481   Dearborn Bancorp, Inc.* ............................................        609,159
        16,300   Desert Community Bank* .............................................        301,550
        13,800   Financial Institutions, Inc. .......................................        295,458
        27,100   First United Corp. .................................................        606,769
        37,600   FNB Corp. ..........................................................      1,359,240
        40,600   Fremont General Corp. ..............................................        357,686
       342,400   Greater Bay Bancorp ................................................      9,176,320
       294,000   JPMorgan Chase & Co. ...............................................     14,523,600
       360,400   KeyCorp ............................................................     13,601,496
        13,000   Leesport Financial Corp. ...........................................        299,390
        65,197   MainSource Financial Group, Inc. ...................................      1,095,310
       260,400   National Bankshares, Inc. ..........................................      6,246,996
       246,300   National City Corp. ................................................      9,322,455
       302,943   Northrim BanCorp, Inc. .............................................      8,839,877
       339,600   Oriental Financial Group, Inc.(a) ..................................      4,350,276
       442,200   PAB Bankshares, Inc. ...............................................      8,105,526
       145,100   Pacific Premier Bancorp, Inc.* .....................................      1,661,395
       117,840   Penns Woods Bancorp, Inc. ..........................................      4,153,860
         9,900   Pinnacle Financial Partners, Inc.* .................................        306,801
        31,594   Premier Financial Bancorp ..........................................        511,823
       229,800   Regions Financial Corp. ............................................      8,231,436
        37,485   Royal Bancshares of Pennsylvania, Inc., Class A ....................        911,635

                                       3


                                  SENBANC FUND
                       SCHEDULE OF INVESTMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                   (UNAUDITED)

COMMON STOCK (CONTINUED)
                                                                                           MARKET
SHARES           DESCRIPTION                                                               VALUE
------           -----------                                                              --------
       359,343   Sun Bancorp, Inc. (NJ)* ............................................   $  6,780,802
       246,000   U.S. Bancorp .......................................................      8,772,360
        11,700   Umpqua Holdings Corp. ..............................................        316,017
       102,900   UnionBanCal Corp. ..................................................      6,294,393
        21,395   United Security Bancshares, Inc. ...................................        614,250
       238,942   Wachovia Corp. .....................................................     13,230,219
                                                                                        ------------
                                                                                         153,197,278
                                                                                        ------------
                 STATE & NATIONAL BANKS -- 0.3%
                 -----------------------------
        25,500   Huntington Bancshares, Inc. ........................................        590,325
                                                                                        ------------
                                                                                             590,325
                                                                                        ------------
                    TOTAL COMMON STOCK (COST $130,721,849) ..........................    153,787,603
                                                                                        ------------

PRINCIPAL
---------
                 U.S. GOVERNMENT AGENCY OBLIGATION -- 7.4%
                 -----------------------------------------
   $12,220,000   Federal Home Loan Bank Discount Note
                 5.14%, 03/01/07(b) .................................................     12,220,000
                                                                                        ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATION (COST $12,220,000) .........     12,220,000
                                                                                        ------------
                 TOTAL INVESTMENTS -- 100.3%
                 (COST $142,941,849) ................................................    166,007,603
                                                                                        ------------
                 LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%) ....................       (494,992)
                                                                                        ------------
                 NET ASSETS -- 100% .................................................   $165,512,611
                                                                                        ============

-------------------------
The percentage shown for each investment category is the value of that category as a percentage of the total net assets of the Fund.

*Non-income producing security.

(a)Incorporated in Puerto Rico.

(b)Rate shown is the effective yield at purchase.


                       See Notes to Financial Statements.

                                  SENBANC FUND
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007
                                   (UNAUDITED)

ASSETS:
Investments in securities, at value (Cost $142,941,849) .............................   $166,007,603
Cash ................................................................................          2,464
Receivable for:
   Dividends ........................................................................        424,998
   Capital shares sold ..............................................................        151,160
Prepaid expenses ....................................................................         12,539
                                                                                        ------------
        Total Assets ................................................................    166,598,764
                                                                                        ------------
LIABILITIES:
Payables for:
   Capital shares redeemed ..........................................................        765,031
   Advisory fees ....................................................................         79,315
   Distribution fees ................................................................        164,975
   Professional fees ................................................................         20,252
   Administration and accounting fees ...............................................         20,047
   Directors' and officers' fees ....................................................          6,634
   Custodian fees ...................................................................          3,210
Accrued expenses and other liabilities ..............................................         26,689
                                                                                        ------------
        Total Liabilities ...........................................................      1,086,153
                                                                                        ------------
NET ASSETS ..........................................................................   $165,512,611
                                                                                        ============
NET ASSETS CONSISTED OF:
Paid-in capital .....................................................................   $139,373,720
Undistributed net investment income .................................................      1,477,628
Accumulated net realized gain on investments ........................................      1,595,509
Net unrealized appreciation of investments ..........................................     23,065,754
                                                                                        ------------
NET ASSETS ..........................................................................   $165,512,611
                                                                                        ============
NET ASSET VALUE, OFFERING, AND REDEMPTION PRICE PER SHARE
   ($165,512,611/10,096,615 outstanding shares of
   common stock, $0.001 par value, 50,000,000 shares authorized) ....................   $      16.39
                                                                                        ============
Maximum offering price per share (100/97.75 of $16.39) ..............................   $      16.77
                                                                                        ============



                       See Notes to Financial Statements.

                                  SENBANC FUND
                             STATEMENT OF OPERATIONS

                                                                                           FOR THE
                                                                                         SIX MONTHS
                                                                                            ENDED
                                                                                      FEBRUARY 28, 2007
                                                                                         (UNAUDITED)
                                                                                      -----------------
INVESTMENT INCOME:
     Dividends (Net of foreign withholding taxes of $9,509) ......................        $2,637,603
     Interest income .............................................................           201,140
                                                                                          ----------
          Total income ...........................................................         2,838,743
                                                                                          ----------
EXPENSES:
     Advisory fees ...............................................................           535,327
     Distribution fees ...........................................................           535,327
     Administration and accounting fees ..........................................           105,713
     Transfer agent fees .........................................................            60,977
     Printing and shareholder reporting fees .....................................            40,582
     Professional fees ...........................................................            25,085
     Registration and filing fees ................................................            20,661
     Custodian fees ..............................................................            16,140
     Directors' and officers' fees ...............................................            15,659
     Other expenses ..............................................................             5,644
                                                                                          ----------
          Total expenses .........................................................         1,361,115
                                                                                          ----------
NET INVESTMENT INCOME ............................................................         1,477,628
                                                                                          ----------
REALIZED AND UNREALIZED GAIN FROM INVESTMENTS:
     Net realized gain on investments ............................................         1,983,547
     Net change in unrealized appreciation on investments ........................         2,682,589
                                                                                          ----------
     Net realized and unrealized gain from investments ...........................         4,666,136
                                                                                          ----------
     Net increase in net assets resulting from operations ........................        $6,143,764
                                                                                          ==========



                       See Notes to Financial Statements.

                                  SENBANC FUND
                       STATEMENTS OF CHANGES IN NET ASSETS


                                                                                         FOR THE
                                                                                        SIX MONTHS         FOR THE
                                                                                          ENDED          FISCAL YEAR
                                                                                    FEBRUARY 28, 2007       ENDED
                                                                                       (UNAUDITED)     AUGUST 31, 2006
                                                                                    -----------------  ---------------
INCREASE/(DECREASE) IN NET ASSETS:
OPERATIONS:
     Net investment income .......................................................     $  1,477,628      $  3,190,506
     Net realized gain from investments ..........................................        1,983,547         4,304,498
     Net change in unrealized appreciation on investments ........................        2,682,589         1,529,299
                                                                                       ------------      ------------
          Net increase in net assets resulting
              from operations ....................................................        6,143,764         9,024,303
                                                                                       ------------      ------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
     Net investment income .......................................................       (3,190,506)       (1,518,443)
     Net realized capital gain ...................................................       (4,336,731)       (4,067,335)
                                                                                       ------------      ------------
          Total distributions ....................................................       (7,527,237)       (5,585,778)
                                                                                       ------------      ------------
CAPITAL SHARE TRANSACTIONS (NOTE 4):
     Proceeds from shares sold ...................................................        2,780,949        10,542,359
     Reinvestment of distributions ...............................................        6,961,407         5,203,018
     Shares redeemed .............................................................      (28,438,958)      (63,841,566)
                                                                                       ------------      ------------
          Net decrease in net assets derived
              from capital share transactions ....................................      (18,696,602)      (48,096,189)
                                                                                       ------------      ------------
TOTAL DECREASE IN NET ASSETS .....................................................      (20,080,075)      (44,657,664)
                                                                                       ------------      ------------
NET ASSETS:
     Beginning of period .........................................................      185,592,686       230,250,350
                                                                                       ------------      ------------=
     End of period ...............................................................     $165,512,611      $185,592,686
                                                                                       ============      ============

     Undistributed net investment income, end of period ..........................     $  1,477,628      $  3,190,506
                                                                                       ============      ============




                       See Notes to Financial Statements.

                                  SENBANC FUND
                              FINANCIAL HIGHLIGHTS

                                     FOR THE         FOR THE    FOR THE PERIOD
                                   SIX MONTHS      FISCAL YEAR   JULY 1, 2005               FOR THE FISCAL YEARS ENDED
                                      ENDED           ENDED         THROUGH     --------------------------------------------------
                                FEBRUARY 28, 2007   AUGUST 31,     AUGUST 31,     JUNE 30,     JUNE 30,     JUNE 30,     JUNE 30,
                                   (UNAUDITED)        2006           2005*         2005         2004         2003         2002
                                -----------------  -----------  --------------  -----------  -----------  -----------  -----------
PER SHARE OPERATING PERFORMANCE
Net asset value:
   Beginning of period ............  $  16.57       $  16.27       $  16.13      $  16.54     $  14.86     $  13.47      $ 12.05
                                     --------       --------       --------      --------     --------     --------      -------
Net investment income/(loss) ......      0.15           0.29           0.03          0.15         0.04        (0.01)        0.03+
Net realized and unrealized
   gain on investments ............      0.40           0.44           0.11          0.78         2.59         2.05         2.38
                                     --------       --------       --------      --------     --------     --------      -------
Total from investment operations ..      0.55           0.73           0.14          0.93         2.63         2.04         2.41
                                     --------       --------       --------      --------     --------     --------      -------
Less distributions from:
Net investment income .............     (0.31)         (0.12)            --         (0.10)       (0.02)       (0.01)       (0.11)
Net realized gain on investments ..     (0.42)         (0.31)            --         (1.24)       (0.93)       (0.64)       (0.88)
                                     --------       --------       --------      --------     --------     --------      -------
Total distributions ...............     (0.73)         (0.43)            --         (1.34)       (0.95)       (0.65)       (0.99)
                                     --------       --------       --------      --------     --------     --------      -------
Net asset value:
   End of period ..................  $  16.39       $  16.57       $  16.27      $  16.13     $  16.54     $  14.86      $ 13.47
                                     ========       ========       ========      ========     ========     ========      =======
Total investment return
   (excludes sales charge) ........      3.23%          4.52%**        0.87%**       5.25%       17.84%       15.87%       21.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
   (000's omitted) ................  $165,513       $185,593       $230,250      $231,651     $217,494     $104,837      $49,638
Ratio of operating expenses
   to average net assets,
   including waivers ..............      1.53%***       1.38%          1.43%***      1.40%        1.25%        1.64%        1.75%
Ratio of operating expenses
   to average net assets,
   excluding waivers ..............      1.53%***       1.38%          1.43%***      1.40%        1.25%        1.64%        2.01%
Ratio of net investment
   income/(loss) to average
   net assets, including waivers ..      1.66%***       1.53%          0.93%***      0.91%        0.29%       (0.13)%       0.13%
Ratio of net investment
   income/(loss) to average
   net assets, excluding waivers ..      1.66%***       1.53%          0.93%***      0.91%        0.29%       (0.13)%      (0.13)%
Portfolio turnover rate ...........      3.49%**        7.47%          0.94%        19.90%       51.01%       60.14%       40.27%

-----------------------
*   As a result of a reorganization that was effective
    August 31, 2005, the Fund changed its fiscal
    year end from June 30 to August 31.
**  Not annualized.
*** Annualized.
+   Calculated based on average shares outstanding.

                       See Notes to Financial Statements.

                                  SENBANC FUND
                          NOTES TO FINANCIAL STATEMENTS
                                FEBRUARY 28, 2007
                                  (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"), as an open-end management investment company. RBB is a "series fund", which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Senbanc Fund (the "Fund"). As of the date hereof, the Fund offers one class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 76.673 billion shares are currently classified into one hundred and six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families."

The Fund commenced operations on July 8, 1999, as a separate portfolio (the "Predecessor Fund") of the Hilliard Lyons Research Trust. After the close of business on August 31, 2005, all of the assets and liabilities of the Predecessor Fund were transferred to the Fund, a newly-created portfolio of the Company, that is continuing the business, including carrying forward the financial and performance history, of the Predecessor Fund.

PORTFOLIO VALUATION -- The Fund's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York StockExchange
("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (NASDAQ) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Board of Directors. Relying on prices supplied by pricing services or dealers or using Fair Valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

USE OF ESTIMATES --The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                  (UNAUDITED)

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Fund records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Fund.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on ex-date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Fund's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

OTHER -- In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

Hilliard Lyons Research Advisors (the "Adviser"), a division of J.J.B. Hilliard, W.L. Lyons, Inc., provides management and investment advisory services to the Fund pursuant to an investment advisory agreement with the Company. For its services, the Adviser is paid a monthly fee at the annual rate of 0.60% of the Fund's average daily net assets. For the six months ended February 28, 2007, investment advisory fees were $535,327. As of February 28, 2007, the Fund owed the Adviser $79,315.

PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and an affiliate of the Adviser serves as administrator for the Fund. For providing administrative and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.095% of the Fund's first $250 million of average daily net assets; 0.080% of the next $250 million of average daily net assets; 0.060% of the next $250 million of average daily net assets; and 0.040% of the average daily net assets in excess of $750 million, subject to a minimum of $7,500 per month. For the six months ended February 28, 2007, PFPC's administration and accounting fees were $105,713.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                  (UNAUDITED)

in the administration and accounting fees shown above are fees for providing regulatory administration services to RBB. For providing those services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to the Fund in proportion to its net assets of the RBB Funds.

In addition, PFPC serves as the Fund's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive a monthly fee, subject to a minimum monthly fee of $3,000, plus out of pocket expenses. For the six months ended February 28, 2007, PFPC's transfer agency fees were $60,977.

PFPC Trust Company provides certain custodial services to the Fund. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. and an affiliate of the Adviser. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.015% of the first $100 million of the Fund's average gross assets; 0.01% of the next $400 million of average gross assets; and 0.008% of average gross assets over $500 million, subject to a minimum monthly fee of $1,500. For the six months ended February 28, 2007, PFPC Trust Company's fees were $16,140.

PFPC Distributors, Inc. ("PFPC Distributors"), a wholly-owned subsidiary of PFPC Worldwide, Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., and an affiliate of the Adviser, provides certain administrative services to the Fund. The Board of Directors has adopted a distribution plan pursuant to Rule 12b-1 under the Investment Company Act, to allow the Fund to reimburse PFPC Distributors for certain expenses incurred in connection with distribution activities. The Directors have authorized a payment of up to 0.60% of the Fund's average net assets annually to reimburse the Distributor for such expenses.

For the six months ended February 28, 2007, the Distributor earned $5,632 in underwriting fees and $543,327 for commissions on sales of the Fund's shares.

As of February 28, 2007, the Fund owed PFPC and its affiliates $23,257.

3. INVESTMENT IN SECURITIES

For the six months ended February 28, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

                              Investment Securities
                           Purchases           Sales
                         -------------     -------------
                           $5,911,112       $34,390,424

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONTINUED)
                                FEBRUARY 28, 2007
                                  (UNAUDITED)

4. CAPITAL SHARE TRANSACTIONS

As of February 28, 2007, the Fund has 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares were as follows:

                                                 For the Six Months           For the Fiscal Year
                                                       Ended                         Ended
                                                 February 28, 2007              August 31, 2006
                                             --------------------------    --------------------------
                                               Shares          Value         Shares         Value
                                             ----------    ------------    ----------    ------------
                     Sales                      165,426    $  2,780,949       645,428    $ 10,542,359
                     Reinvestments              418,103       6,961,407       322,958       5,203,018
                     Redemptions             (1,687,358)    (28,438,958)   (3,916,426)    (63,841,566)
                                             ----------    ------------    ----------    ------------
                     Net Decrease            (1,103,829)   $(18,696,602)   (2,948,040)   $(48,096,189)
                                             ==========    ============    ==========    ============

5. FEDERAL INCOME TAX INFORMATION

At February 28, 2007, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows:

                     Cost of investments for tax purposes ...................   $142,941,849
                                                                                -------------
                     Gross tax unrealized appreciation ......................   $ 25,106,232
                     Gross tax unrealized depreciation ......................     (2,040,478)
                                                                                ------------=
                     Net tax unrealized appreciation on investments .........   $ 23,065,754
                                                                                ============

At August 31, 2006, the Fund had no capital loss carryforwards available to offset future capital gains.

Under federal tax law, foreign currency and capital losses realized after October 31 may be deferred and treated as having arisen on the first day of the following fiscal year. For the year ended August 31, 2006, the Fund incurred no post-October capital losses. The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal tax purposes.

6. INDUSTRY CONCENTRATION RISK

Since the Fund's investments are concentrated in the banking industry, they are subject to risks in addition to those that apply to the general equity market. Events may occur that significantly affect the entire banking industry; therefore, the Fund's share value may at times increase or decrease at a faster rate than the share value of a mutual fund with investments in many industries.

                                  SENBANC FUND
                    NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
                                FEBRUARY 28, 2007
                                  (UNAUDITED)

7. NEW ACCOUNTING PRONOUNCEMENTS

In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year funds by no later than June 29, 2007. The Adviser has recently begun to evaluate the application of the Interpretation to the Fund, and is not in a position at this time to estimate the significance of its impact, if any, on the Fund's financial statements.

In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Fund is in the process of reviewing the impact, if any, of the SFAS on the Fund's financial statements.

                                  SENBANC FUND
                                OTHER INFORMATION
                                FEBRUARY 28, 2007
                                   (UNAUDITED)

PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 is available without charge, upon request by calling 800-444-1854, at www.hilliard.com and on the SEC's website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

--------------------------------------------------------------------------------


             INVESTMENT ADVISER

   Hilliard, Lyons Research Advisors
   500 West Jefferson Street
   Louisville, KY 40202

             ADMINISTRATOR

   PFPC Inc.
   301 Bellevue Parkway
   Wilmington, DE 19809

             TRANSFER AGENT

   PFPC Inc.
   101 Sabin Street
   Pawtucket, RI 02866

             DISTRIBUTOR

   PFPC Distributors, Inc.
   760 Moore Road
   King of Prussia, PA 19406

             CUSTODIAN

   PFPC Trust Company
   8800 Tinicum Boulevard
   Suite 200
   Philadelphia, PA 19153

        INDEPENDENT REGISTERED
        PUBLIC ACCOUNTING FIRM

   Deloitte & Touche LLP
   1700 Market Street
   Philadelphia, PA 19103

             LEGAL COUNSEL

   Drinker Biddle & Reath LLP
   One Logan Square
   18th and Cherry Streets
   Philadelphia, PA 19103







--------------------------------------------------------------------------------

                          BEAR STEARNS CUFS(R)
                          MLP MORTGAGE
                          PORTFOLIO
                          OF THE RBB FUND, INC.





                          SEMI-ANNUAL REPORT
                          FEBRUARY 28, 2007
                          (UNAUDITED)





[GRAPHIC OMITTED]
BEAR STEARNS


                          ------------------------------------------------------
                          This report is submitted for the general information of the shareholders of the Portfolio. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Portfolio.
                          ------------------------------------------------------

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
            SEMI-ANNUAL REPORT FOR THE PERIOD ENDED FEBRUARY 28, 2007

--------------------------------------------------------------------------------
Dear Shareholder:

We are pleased to present the Bear Stearns CUFS(R) Managed Leverage Program ("MLP") Mortgage Portfolio's (the "Portfolio") semi-annual report covering the period from December 19, 2006 through February 28, 2007.

Enclosed you will find a market commentary for the period, ending February 28, 2007. We look forward to bringing you additional commentary in the Portfolio's annual report which will be dated as of August 31, 2007. We encourage you to review the enclosed information to stay informed.

We are available to assist you in-person Monday through Friday during normal business hours by calling 1-800-519-CUFS. In addition, general information about the CUFS(R) MLP Mortgage Portfolio is available online at WWW.BSAMONLINE.COM. Click under the Additional Products and Services navigation bar to reach the CUFS(R) MLP Mortgage Portfolio section of the website.

Thank you for participating in the Bear Stearns CUFS(R) MLP Mortgage Portfolio and for helping to make it a reality.

                     CUFS(R): HELPING CREDIT UNIONS DO WELL
                            SO THAT THEY CAN DO GOOD

Sincerely,





Wade Charles Barnett
Senior Managing Director, CUFS(R)
Bear Stearns & Co, Inc.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                              MANAGEMENT COMMENTARY


PERFORMANCE

The Portfolio's total return from inception on December 19, 2006 through February 28, 2007 was 1.34%, net of all fees and expenses. The Portfolio's benchmark, the Lehman Brothers 1-3 Month U.S. Treasury Bill Index2, returned 0.95% for the same period and one-month LIBOR3 returned 1.05%.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA USED IN PRINTED GRAPHIC AS FOLLOWS:


                                                                 From Inception    From Inception
                                                      YTD          (12/19/06)        (12/19/06)
                                    1 Month        (2/28/07)       to 2/28/07        to 12/31/06
                                    -------        ---------     --------------    --------------
CUFS(R) MLP Mortgage Portfolio(1)     0.45            0.95             1.34             0.38

1-3 Month Components of the
Lehman Brothers U.S. Treasury
Bills Index(2)                        0.38            0.79             0.95             0.17

1-Month LIBOR(3)                      0.41            0.87             1.05             0.18


     PERFORMANCE QUOTED IS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE RETURNS QUOTED ABOVE. CALL CUFS(R) AT 1-800-519-CUFS (2837) FOR RETURNS CURRENT TO THE MOST RECENT MONTH-END. THE PORTFOLIO'S GROSS ANNUAL OPERATING EXPENSES, AS STATED IN THE CURRENT PROSPECTUS, IS 0.60%. THE PERFORMANCE DATA REFLECTS FEE WAIVERS AND EXPENSE REIMBURSEMENTS. THE RETURNS COULD HAVE BEEN LOWER IF THESE WAIVERS AND EXPENSE REIMBURSEMENTS WERE NOT IN EFFECT.

     PORTFOLIO COMPOSITION IS SUBJECT TO CHANGE.

----------
1  Net of fees and expenses.
2 The Lehman Brothers U.S. Treasury Bills 1-3 Month Index is the 1-3 Month component of the Lehman Brothers U.S. Treasury Bills Index. The Lehman Brothers Treasury Bill Index includes U.S. Treasury bills with a remaining maturity from 1 up to (but not including) 12 months. It excludes zero coupon strips. Source: Lehman Live.
3 The 1-Month LIBOR is a constant maturity index of the London Interbank Offering Rate established to reflect the total return of the 1-Month LIBOR rate. Source: Merrill Lynch.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                        MANAGEMENT COMMENTARY (CONTINUED)


INVESTMENT ENVIRONMENT

The reporting period was characterized by rising interest rates and lowering risk premiums during most of December and January. These trends reversed in February as renewed economic concerns moved to the forefront. Throughout February, reports of slowing manufacturing output persisted while inflation indicators stabilized. This environment, coupled with increasing scrutiny on subprime mortgage lenders, pushed interest rates lower and increased volatility, both of which adversely affected the mortgage-backed securities sector.

From a macro perspective, we believe that the Portfolio was positioned to take advantage of ongoing demand for U.S. fixed income assets, including mortgage-backed securities, by the global investment community. At the same time, our forecast for ongoing weakness in the domestic housing markets was expressed by holding very high-quality assets with limited credit exposure. We specifically avoided subprime mortgage-backed loans during the period. We focused our allocations on high quality (primarily agency-backed or AAA rated) securities, structured collateralized mortgage obligations and adjustable rate mortgage securities ("ARMs").

We incorporated geographic prepayment themes into our positions, including our belief that slower than average mortgage refinancing would occur in states like New York and Texas, which we believe is due in part to tax and refinancing restrictions.

THE PORTFOLIO'S SUCCESSES

In addition to having attractive valuations, we believed that the ARM sector would benefit from index-related buying associated with their introduction into the Lehman Brothers Aggregate Bond Index in April. Our ARM holdings performed well for most of the period before facing some pressure, along with most mortgage-related securities, during the February spread widening triggered by subprime mortgage concerns. Yield curve inversion during the period benefited the Portfolio's holdings of floating rate collateralized mortgage obligations ("CMOs").

Near-term stability of mortgage prepayments was another theme expressed in the Portfolio's holdings. Given tightening lending standards and softness in many housing markets, along with a general lack of mortgage refinancing incentive for borrowers, we sought to add stripped mortgage securities to the Portfolio. The Interest Only ("IO") and Principal Only ("PO") positions in the Portfolio performed well in this environment.

THE PORTFOLIO'S SHORTFALLS

The Portfolio's holdings of fixed rate CMOs underperformed during the period. These assets recovered some value during February, but not enough for the net performance during the period to be positive. The inverse IO positions performed well during the beginning of the period, but in February reversed course.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                        MANAGEMENT COMMENTARY (CONCLUDED)


PORTFOLIO POSITIONING

We expect these themes will continue to evolve in the coming months. Spillover from the subprime mortgage market into prime mortgages could present an opportunity to increase exposure to certain components of that sector. In the short term, however, we believe focus on the subprime market may keep volatility elevated. We will continue to use treasury futures and interest rate swaps as well as options on those instruments to try to mitigate the Portfolio's interest rate risk.

Shares of the Bear Stearns CUFS MLP Mortgage Portfolio are distributed by PFPCDistributors, Inc., King of Prussia, PA 19406.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                              FUND EXPENSE EXAMPLE
                                   (UNAUDITED)


As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Portfolio expenses. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period from December 19, 2006 through February 28, 2007, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if any transactional costs were included, your costs would have been higher.


                                 --------------------------------------------------------------------------------
                                 BEGINNING ACCOUNT VALUE        ENDING ACCOUNT VALUE         EXPENSES PAID DURING
                                   DECEMBER 19, 2006*             FEBRUARY 28, 2007                PERIOD**
                                 -----------------------        --------------------         --------------------
Actual                                    $1,000.00                     $1,013.40                       $1.19

Hypothetical
   (5% return before
   expenses)                               1,000.00                      1,008.67                        1.19

----------
*   Commencement of operations.

** Expenses are equal to the Portfolio's annualized expense ratio of 0.60%, which includes waived fees or reimbursed expenses, multiplied by the number of days (72) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Portfolio's ending account value on the first line is based on the actual total return of 1.34%.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                        PORTFOLIO HOLDINGS SUMMARY TABLE
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


                                                  % OF NET
         SECURITY TYPE CLASSIFICATION              ASSETS             VALUE
------------------------------------------------------------------------------

GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS       83.4%         $133,465,189
MORTGAGE DERIVATIVES                                13.4            21,391,592
COLLATERALIZED MORTGAGE OBLIGATIONS                 27.5            43,954,659
OPTIONS                                               --                48,437
U.S. TREASURY OBLIGATIONS                            2.6             4,216,656
SHORT-TERM INVESTMENTS                               0.3               492,219
REVERSE REPURCHASE AGREEMENTS                       (5.6)           (9,035,000)
LIABILITIES IN EXCESS OF OTHER ASSETS              (21.6)          (34,597,646)
                                                   -----          ------------
      NET ASSETS                                   100.0%         $159,936,106
                                                   =====          ============

----------
     Portfolio holdings are subject to change at any time.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2007 (UNAUDITED)


                                        MOODY'S/      PAR
                                          S&P        (000'S)        VALUE
                                        -------      -------     ------------

GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS--83.4%
FEDERAL HOME LOAN MORTGAGE CORPORATION--32.8%
   5.971% 03/01/07 (a)                  Aaa/AAA      $ 4,000     $  4,051,371
   5.720% 07/15/23 (a)                  Aaa/AAA        9,390        9,435,205
   5.720% 06/15/35 (a)                  Aaa/AAA        2,788        2,799,390
   5.964% 08/01/36 (a)                  Aaa/AAA        9,203        9,285,898
   6.500% 10/01/36                      Aaa/AAA        2,058        2,099,265
   6.500% 11/01/36                      Aaa/AAA        1,215        1,238,988
   5.570% 11/15/36 (a)                  Aaa/AAA       23,589       23,615,044
                                                                 ------------
                                                                   52,525,161
                                                                 ------------
FEDERAL NATIONAL MORTGAGE ASSOCIATION--50.6%
   5.670% 04/25/35 (a)                  Aaa/AAA        2,662        2,668,035
   5.000% 02/01/36                      Aaa/AAA       14,016       13,612,082
   5.000% 05/01/36                      Aaa/AAA        8,935        8,677,973
   6.104% 10/01/36 (a)                  Aaa/AAA        3,651        3,713,813
   6.124% 10/01/36 (a)                  Aaa/AAA        1,894        1,928,180
   5.500% 12/01/36                      Aaa/AAA       14,799       14,691,979
   5.000% 03/01/37 TBA                  Aaa/AAA        3,000        2,910,937
   5.500% 03/01/37 TBA                  Aaa/AAA       33,000       32,737,029
                                                                 ------------
                                                                   80,940,028
                                                                 ------------
     TOTAL GOVERNMENT AGENCY
       MORTGAGE-BACKED
       OBLIGATIONS
       (Cost $133,006,131) .................................      133,465,189
                                                                 ------------

MORTGAGE DERIVATIVES--13.4%
FANNIE MAE (IO)--10.4%
   5.500% 04/01/36                      Aaa/AAA       15,237        3,462,889
   5.500% 04/01/36                      Aaa/AAA        9,139        1,989,392
   5.500% 01/25/36                      Aaa/AAA       13,640        3,068,952
   5.000% 02/01/35 (a)                  Aaa/AAA        2,344          498,160
   5.000% 02/01/35                      Aaa/AAA        3,900          832,923
   5.000% 10/01/33                      Aaa/AAA       12,302        2,668,467
   5.500% 07/25/28                      Aaa/AAA       42,262        3,618,309
   5.500% 05/25/23                      Aaa/AAA        1,640          502,087
                                                                 ------------
                                                                   16,641,179
                                                                 ------------


                                        MOODY'S/      PAR
                                          S&P        (000'S)        VALUE
                                        -------      -------     ------------

FANNIE MAE (PO)--2.4%
   0.000% 05/25/36                      Aaa/AAA      $ 4,605     $  3,766,473

FREDDIE MAC (IO)--0.6%
   1.730% 10/15/34 (a)                  Aaa/AAA       10,277          587,720
   5.000% 02/15/20                      Aaa/AAA          950          175,936
   5.500% 07/15/16                      Aaa/AAA        1,377          220,284
                                                                 ------------
                                                                      983,940
                                                                 ------------
     TOTAL MORTGAGE DERIVATIVES
       (Cost $21,581,709) ..................................       21,391,592
                                                                 ------------
COLLATERALIZED MORTGAGE
OBLIGATIONS--27.5%
   CWALT Series
     2006-J2
     6.000% 04/25/36                    Aaa/AAA        9,564        9,649,333
   CWALT Series
     2006-2CB
     5.500% 03/25/36                    Aaa/AAA        1,005        1,005,740
   CWALT Series
     2006-43CB
     0.000% 02/25/37                    Aaa/AAA        5,113        1,687,152
   CWALT Series
     2006-43CB
     6.000% 02/25/37                    Aaa/AAA        1,946        1,963,981
   CWALT Series
     2006-43CB (a)
     5.820% 04/25/18                    Aaa/AAA        1,882        1,887,193
   CWALT Series
     2006-HY13 (a)
     5.932% 02/25/37                    Aaa/AAA       13,480       13,584,105
   CWALT Series
     2007-2CB
     5.750% 03/25/37                    Aaa/AAA        5,383        5,429,919
   First Horizon Asset
     Securities, Inc.
     Series 2006-AR1 (a)
     5.876% 05/25/36                    Aaa/AAA        4,727        4,752,229


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2007 (UNAUDITED)


                                        MOODY'S/      PAR
                                          S&P        (000'S)        VALUE
                                        -------      -------     ------------

COLLATERALIZED MORTGAGE
OBLIGATIONS--(CONTINUED)
   JP Morgan Mortgage
     Trust Series
     2005-A4 (a)
     5.176% 07/25/35                    Aaa/AAA      $ 1,505     $  1,492,184
   JP Morgan Mortgage
     Trust Series
     2005-A6 (a)
     4.977% 08/25/35                    Aaa/AAA        1,023        1,014,073
   Washington Mutual, Inc.
     Series 2007-HY3 (a)
     5.362% 05/26/37                     Aa/AA         1,500        1,488,750
                                                                 ------------
     TOTAL COLLATERALIZED
       MORTGAGE OBLIGATIONS
       (Cost $43,887,689) ..................................       43,954,659
                                                                 ------------

                                                     CONTRACTS/
                                                      NOTIONAL
                                                      AMOUNT
                                                      (000'S)
                                                    -----------
OPTIONS PURCHASED--0.0%
CALL OPTIONS--0.0%
   U.S. Treasury 10 year
     Note 06/2007
     109 Call Option Expire
     05/25/07 .................................           50           35,937
   U.S. Treasury 10 year
     Note 6/2007
     110 Call Option Expire
     03/23/07 .................................          100           12,500
                                                                 ------------
     TOTAL OPTIONS PURCHASED
       (Cost $34,975) ......................................           48,437
                                                                 ------------


                                                      PAR
                                                    (000'S)
                                                  -----------
U.S. TREASURY OBLIGATIONS--2.6%
U.S. TREASURY BILLS--0.1% U.S. Treasury Bill +
     5.020% 05/17/07                                 $   195          192,906
                                                                 ------------


                                        MOODY'S/      PAR
                                          S&P        (000'S)        VALUE
                                        -------      -------     ------------

U.S. TREASURY NOTES--2.5%
   U.S. Treasury Note
     4.625% 02/15/17                    Aaa/AAA      $ 4,000     $  4,023,750
                                                                 ------------
     TOTAL U.S. TREASURY
       OBLIGATIONS
       (Cost $4,159,264) ...................................        4,216,656
                                                                 ------------
SHORT-TERM INVESTMENTS--0.3%
   PNC Bank Money Market
     4.900% 03/01/07 ..........................          492          492,219
                                                                 ------------
     TOTAL SHORT-TERM
       INVESTMENTS
       (Cost $492,219) .....................................          492,219
                                                                 ------------
REVERSE REPURCHASE AGREEMENTS--(5.6%)
   Lehman Brothers
     4.200% 03/01/07 ..........................       (4,035)      (4,035,000)
   Lehman Brothers
     5.350% 03/01/07 ..........................       (5,000)      (5,000,000)
                                                                 ------------
     TOTAL REVERSE
       REPURCHASE AGREEMENTS
       (Cost $(9,035,000)) .................................       (9,035,000)
                                                                 ------------
TOTAL INVESTMENTS--121.6%
   (Cost $194,126,987) .....................................      194,533,752
                                                                 ------------
LIABILITIES IN EXCESS OF
   OTHER ASSETS--(21.6)% ...................................      (34,597,646)
                                                                 ------------
NET ASSETS--100.0% .........................................     $159,936,106
                                                                 ============


----------
(a) Adjustable rate security.
CWALT -- Countrywide Alternative Loan Trust
IO -- Interest Only
PO -- Principal Only
TBA -- To Be Announced


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                          FEBRUARY 28, 2007 (UNAUDITED)


 + All or a portion of the security was held as collateral for the following Futures contracts open at February 28, 2007:

  NUMBER                                  VALUE         VALUE        UNREALIZED
    OF                     EXPIRATION    AT TRADE        AT        APPRECIATION
CONTRACTS        TYPE         MONTH        DATE        2/28/07    (DEPRECIATION)
----------     -------    -----------   ---------    ----------  ---------------
Long Positions:
   114      U.S. Treasury
              10 Year Note    6/2007   $12,337,660   $12,379,688    $ 42,028
Short Positions:
   142      U.S. Treasury
              2 Year Note     3/2007    29,175,879    29,045,656    (130,223)
   142      U.S. Treasury
              2 Year Note     6/2007    29,205,974    29,103,344    (102,630)
   118      U.S. Treasury
              5 Year Note     6/2007    12,593,503    12,502,469     (91,034)
                                                                   ---------
                                                                   $(281,859)
                                                                   =========


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                       STATEMENT OF ASSETS AND LIABILITIES
                                FEBRUARY 28, 2007
                                   (UNAUDITED)


ASSETS
   Investments, at value (cost $203,161,987) ...................................  $203,568,752
   Receivable for investments sold .............................................    21,193,907
   Receivable for capital shares sold ..........................................            10
   Dividends and interest receivable ...........................................       877,710
   Due from broker-variation margin ............................................        38,509
   Prepaid expenses and other assets ...........................................        13,012
                                                                                  ------------
     Total assets ..............................................................   225,691,900
                                                                                  ------------
LIABILITIES
   Payable for investments purchased ...........................................    56,495,385
   Reverse Repurchase Agreements at value ......................................     9,035,000
   Payable to the Adviser ......................................................        44,049
   Dividends and Distributions .................................................       135,691
   Accrued expenses and other liabilities ......................................        45,669
                                                                                  ------------
     Total liabilities .........................................................    65,755,794
                                                                                  ------------
NET ASSETS
   Capital stock, $0.001 par value .............................................  $    159,354
   Paid-in capital .............................................................   159,611,972
   Accumulated net realized gain from investments and futures transactions .....        39,874
   Net unrealized appreciation on investments and futures transactions .........       124,906
                                                                                  ------------
     Net assets ................................................................  $159,936,106
                                                                                  ============
   Net assets value, offering and redemption price per share
     ($159,936,106 / 15,935,420 outstanding shares) ............................  $      10.04
                                                                                  ============

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                             STATEMENT OF OPERATIONS
                                   (UNAUDITED)


                                                                                        FOR THE PERIOD
                                                                                     DECEMBER 19, 2006* TO
                                                                                       FEBRUARY 28, 2007
                                                                                     ---------------------
INVESTMENT INCOME
   Interest income .............................................................          $1,023,517
                                                                                          ----------
   Total investment income .....................................................           1,023,517
                                                                                          ----------
EXPENSES
   Advisory fees ...............................................................              92,288
   Administration and accounting fees ..........................................              21,710
   Professional fees ...........................................................              12,694
   Directors' and officers' fees ...............................................               9,783
   Custodian fees ..............................................................               7,507
   Registration and filing fees ................................................               6,964
   Transfer agent fees .........................................................               6,608
   Printing and shareholder reporting fees .....................................               6,519
   Other expenses ..............................................................                 139
                                                                                          ----------
     Total expenses before waivers .............................................             164,212
     Less: waivers .............................................................             (48,852)
                                                                                          ----------
     Net expenses ..............................................................             115,360
                                                                                          ----------
   Net investment income .......................................................             908,157
                                                                                          ----------
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS AND FUTURES TRANSACTIONS
   Net realized gain from investments and futures transactions .................              39,874
   Net change in unrealized appreciation on investments
     and futures transactions ..................................................             124,906
                                                                                          ----------
   Net realized and unrealized gain from investments and futures transactions ..             164,780
                                                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...........................          $1,072,937
                                                                                          ==========

----------
*   Commencement of Operations.


    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                       STATEMENT OF CHANGES IN NET ASSETS



                                                                                          FOR THE PERIOD
                                                                                       DECEMBER 19, 2006* TO
                                                                                         FEBRUARY 28, 2007
                                                                                       ---------------------
                                                                                            (UNAUDITED)
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .......................................................           $      908,157
   Net realized gain from investments and futures transactions .................                   39,874
   Net change in unrealized appreciation on investments
     and futures transactions ..................................................                  124,906
                                                                                             ------------
   Net increase in net assets resulting from operations ........................                1,072,937
                                                                                             ------------

LESS DIVIDENDS TO SHAREHOLDERS:
   Net investment income .......................................................                 (908,157)
                                                                                             ------------

INCREASE IN NET ASSETS DERIVED FROM
   CAPITAL SHARE TRANSACTIONS(1) ...............................................              159,771,326
                                                                                             ------------
   Total increase in net assets ................................................              159,936,106
                                                                                             ------------

NET ASSETS
   Beginning of period .........................................................                       --
                                                                                             ------------
   End of period ...............................................................             $159,936,106
                                                                                             ============

----------
*   Commencement of Operations.

(1) See Note 4 in the Notes to Financial Statements.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                              FINANCIAL HIGHLIGHTS


--------------------------------------------------------------------------------
Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. This information has been derived from information provided in the financial statements.
--------------------------------------------------------------------------------


                                                                                              FOR THE PERIOD
                                                                                           DECEMBER 19, 2006* TO
                                                                                             FEBRUARY 28, 2007
                                                                                                (UNAUDITED)
                                                                                           ---------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period ...........................................                   $10.00

Net investment income ..........................................................                     0.09
Net realized and unrealized gain on investments and futures transactions .......                     0.04
                                                                                                   ------
Net increase in net assets resulting from operations. ..........................                     0.13
                                                                                                   ------
Dividends to shareholders from:
Net investment income ..........................................................                    (0.09)
Net realized capital gains .....................................................                       --
                                                                                                   ------
Net asset value, end of period .................................................                   $10.04
                                                                                                   ======
Total investment return(1) .....................................................                     1.34%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted) ......................................                 $159,936
Ratio of expenses to average net assets(2) .....................................                     0.60%
Ratio of expenses to average net assets without waivers and
   expense reimbursements(2) ...................................................                     0.85%
Ratio of net investment income to average net assets(2) ........................                     4.70%
Portfolio turnover rate ........................................................                   103.52%(3)

----------
*   Commencement of operations.

(1) Total  investment  return is  calculated  by  assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes  reinvestments of dividends and distributions, if any.

(2) Annualized.

(3) The  portfolio  turnover  rate  excluding  TBA transactions  is 56.55% for the period  December 19, 2006 to
    February 28, 2007.

    The accompanying notes are an integral part of the financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
               FOR THE PERIOD ENDED FEBRUARY 28, 2007 (UNAUDITED)


1.   ORGANIZATIONS AND SIGNIFICANT ACCOUNTING POLICIES

     The RBB Fund, Inc. ("RBB" or "Company") was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the "Investment Company Act") as an open-end management investment company. RBB is a "series fund," which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the Investment Company Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has eighteen active investment portfolios, including the Bear Stearns CUFS MLP Mortgage Portfolio (the "Portfolio"), which commenced investment operations on December 19, 2006.

     RBB has authorized capital of one hundred billion shares of common stock of which 76.673 billion shares are currently classified into one hundred and six classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio. The active classes have been grouped into eight separate "families."

     PORTFOLIO VALUATION -- The Portfolio's net asset value ("NAV") is calculated once daily at the close of regular trading hours on the New York Stock Exchange ("NYSE") (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are amortized to maturity based on their cost. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Company's Board of Directors. Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

     USE OF ESTIMATES --The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

     INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES -- The Portfolio records security transactions based on trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolio estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. The Portfolio's investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred for all of the RBB families (such as director or professional fees) are charged to all funds in

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
         FOR THE PERIOD ENDED FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


proportion to their net assets of the RBB Funds, or in such other manner as the Board of Directors deems fair or equitable. Expenses and fees, including investment advisory and administration fees are accrued daily and taken into account for the purpose of determining the net asset value of the Portfolio.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-date for the Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

     U.S. TAX STATUS -- No provision is made for U.S. income taxes as it is the Portfolio's intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

     OTHER -- In the normal course of business, the Portfolio may enter into contracts that provide general indemnifications. The Portfolio's maximum exposure under these arrangements is dependent on claims that may be made against the Portfolio in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

     MORTGAGE-RELATED SECURITIES GENERALLY -- The Portfolio may invest in mortgage pass-through securities and multiple-class pass-through securities, such as collateralized mortgage obligations ("CMOs") and Real Estate Mortgage Investment Conduit ("REMIC") pass-through or participation certificates as well as other securities collateralized by or representing a direct or indirect interest in mortgage-related securities or mortgage loans. The Portfolio may also invest in certain stripped mortgage-backed securities. Some of these securities may contain "embedded leverage" which can make them more sensitive to small movements in interest rates.

     The types of mortgage-related securities in which the Portfolio may invest include: mortgage pass-through securities, including CMOs and REMICs, which may or may not be U.S. Government guaranteed, privately-issued mortgage related securities, stripped mortgage backed securities, including interest only ("IO") or principal only ("PO") class securities, and floating rate and inverse floating rate securities. Payments received for IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the book value of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities.

     TBA'S -- The Portfolio may purchase securities on a to-be-announced ("TBA") basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
         FOR THE PERIOD ENDED FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


the risk that their value at delivery may be more or less than the trade date purchase price. Although the Portfolio may purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Portfolio may dispose of when-issued securities or forward commitments prior to settlement if the Adviser deems it appropriate.

     FUTURES CONTRACTS -- The Portfolio may enter into futures contracts to increase total return, hedge against changes in interest rates and securities prices, or to otherwise manage its term structure, sector selections and duration. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gain or loss. The Portfolio recognizes a realized gain or loss when the contract is closed.

     There are several risks in connection with the use of futures contracts including the risk of loss in excess of the amount recognized in the Statement of Changes in Net Assets to the extent of total notional value. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the investments held by the Portfolio. In addition, there is the risk that the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

     OPTIONS CONTRACTS -- The Portfolio may write call and put options on futures, or securities it owns or in which it may invest. Writing put options tends to increase the Portfolio's exposure to the underlying instrument. Writing call options tends to decrease the Portfolio's exposure to the underlying instrument. When the Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Statement of Assets and Liabilities. Payments received or made, if any, from writing options with premiums to be determined on a future date are reflected as such on the Statement of Assets and Liabilities. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future or security transaction to determine the realized gain or loss. The Portfolio, as a writer of an option, has no control over whether the underlying future or security may be sold (call) or purchased (put), and as a result bears the market risk of an unfavorable change in the price of the future or security underlying the written option. The Portfolio may not be able to enter into a closing transaction because of an illiquid market.

     The Portfolio may also purchase put and call options. Purchasing call options tends to increase the Portfolio's exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolio's exposure to the underlying instrument. The Portfolio pays a premium which is included in the Portfolio's Statement of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
         FOR THE PERIOD ENDED FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)

purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future or security transaction to determine the realized gain or loss.

     REVERSE REPURCHASE AGREEMENTS -- The Portfolio may borrow money by entering into transactions called reverse repurchase agreements. Under these arrangements, the Portfolio will sell portfolio securities to dealers in U.S. Government securities or members of the Federal Reserve System, with an agreement to repurchase the security on an agreed date, price and interest payment. Reverse repurchase agreements involve the possible risk that the value of portfolio securities the Portfolio relinquishes may decline below the price the Portfolio must pay when the transaction closes. Borrowings may magnify the potential for gain or loss on amounts invested resulting in an increase in the speculative character of the Portfolio's outstanding shares.

     When the Portfolio enters into a reverse repurchase agreement, it places in a separate custodial account either liquid assets or other high grade debt securities that have a value equal to or greater than the repurchase price. The account is monitored to make sure that an appropriate value is maintained. Reverse repurchase agreements are considered to be borrowings under the Investment Company Act.

2.   TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

     Bear Stearns Asset Management Inc. ("BSAM" or the "Adviser"), a wholly-owned subsidiary of The Bear Stearns Companies, Inc. ("Bear Stearns"), serves as investment adviser to the Portfolio pursuant to an investment advisory agreement with the Company (the "Advisory Agreement"). For its services, the Adviser is paid a monthly fee at the annual rate of 0.48% of the Portfolio's average daily net assets. BSAM is voluntarily waiving a portion of its advisory fee and reimbursing certain expenses in order to limit the Portfolio's total annual portfolio operating expenses to 0.60% of the Portfolio's average daily net assets. The fee waiver and expense reimbursement are not contractual, and can be terminated at any time. For the period ended February 28, 2007, investment advisory fees were $92,288 and $41,161 was waived by the Adviser. As of February 28, 2007, the Portfolio owed the Adviser $44,049.

     PFPC Inc. ("PFPC"), a wholly-owned subsidiary of PFPC Worldwide Inc., an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., serves as administrator for the Portfolio. For providing administration and accounting services, PFPC is entitled to receive a monthly fee equal to an annual rate of 0.08% of the Portfolio's first $250 million of average daily net assets; 0.06% of the next $250 million of average daily net assets; 0.04% of the average daily net assets in excess of $500 million. For the period ended February 28, 2007, PFPC's administration and accounting fees were $21,710.

     PFPC voluntarily agreed to waive a portion of its administration and accounting service fees for the Portfolio. For the period ended February 28, 2007, $7,691 was waived by PFPC.

     Included in the administration and accounting fees, shown above, are fees for providing regulatory administration services to RBB. For providing these services, PFPC is entitled to receive compensation as agreed to by the Company and PFPC. This fee is allocated to each portfolio in proportion to its net assets of the RBB Funds.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
         FOR THE PERIOD ENDED FEBRUARY 28, 2007 (UNAUDITED) (CONTINUED)


     In addition, PFPC serves as the Portfolio's transfer and dividend disbursing agent. For providing transfer agent services, PFPC is entitled to receive an annual fee of $25,000, paid monthly, plus out of pocket expenses. For the period ended February 28, 2007, PFPC transfer agency fees were $6,608.

     PFPC Trust Company provides certain custodial services to the Portfolio. PFPC Trust Company is a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc. As compensation for such custodial services, PFPC Trust Company is entitled to receive a monthly fee equal to an annual rate of 0.01% of the first $250 million of the Portfolio's average daily gross assets; 0.0075% of the next $250 million of the Portfolio's average daily gross assets; and 0.005% of the Portfolio's average daily gross assets over $500 million. There is a minimum monthly fee of $1,200 for the Portfolio, exclusive of transaction charges and out of pocket expenses charged to the Portfolio.

     PFPC Distributors, Inc., ("PFPC Distributors") a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of The PNC Financial Services Group, Inc., provides certain administrative services to the Portfolio. As compensation for such administrative services, PFPC Distributors is entitled to receive a fee paid by PFPC from the fees PFPC receives from the Portfolio pursuant to the Administration and Accounting Services Agreement.

     The Portfolio will not pay PFPC or PFPC's affiliates at a later time for any amounts waived or any amounts assumed.

     As of February 28, 2007, the Portfolio owed PFPC and its affiliates $23,591 for their services.

3.   INVESTMENT IN SECURITIES

     For the period ended February 28, 2007, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolio were as follows:


                                            PURCHASES             SALES
                                           ------------       ------------
     Investment Securities                 $367,436,195       $156,175,539

4.   CAPITAL SHARE TRANSACTIONS

     As of February 28, 2007, the Portfolio has 100,000,000 shares of $0.001 par value common stock authorized. Transactions in capital shares were as follows:

                                                       FOR THE
                                                    PERIOD ENDED
                                                  FEBRUARY 28, 2007
                                                     (UNAUDITED)
                                             -----------------------------
                                               SHARES             VALUE
                                             ----------       ------------
Sales ....................................   15,858,652       $159,001,000
Reinvestments ............................       76,768            770,326
Redemptions ..............................           --                 --
                                             ----------       ------------
Net Increase .............................   15,935,420       $159,771,326
                                             ==========       ============

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                          NOTES TO FINANCIAL STATEMENTS
         FOR THE PERIOD ENDED FEBRUARY 28, 2007 (UNAUDITED) (CONCLUDED)


5.   FEDERAL INCOME TAX INFORMATION

     At February 28, 2007, federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by the Portfolio were as follows:


         FEDERAL TAX         UNREALIZED         UNREALIZED        NET UNREALIZED
            COST            APPRECIATION       DEPRECIATION        APPRECIATION
         ------------       ------------       ------------       --------------
         $203,162,308        $1,158,053        $(1,033,147)          $124,906


6.   NEW ACCOUNTING PRONOUNCEMENTS

     In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - an Interpretation of FASB Statement No. 109" (the "Interpretation"). The Interpretation establishes for all entities a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction), and requires certain expanded tax disclosures. The Interpretation is effective for fiscal years beginning after December 15, 2006, and is required to be implemented by calendar year funds by no later than June 29, 2007. The Adviser has recently begun to evaluate the application of the Interpretation to the Portfolio, and is not in a position at this time to estimate the significance of its impact, if any, on the Portfolio's financial statements.

     In September 2006, FASB issued Statement of Financial Accounting Standards ("SFAS") 157, Fair Value Measurements, which clarifies the definition of fair value and requires companies to expand their disclosure about the use of fair value to measure assets and liabilities in interim and annual periods subsequent to initial recognition. Adoption of SFAS 157 requires the use of the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. SFAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. At this time, the Portfolio is in the process of reviewing the impact, if any, of the SFAS on the Portfolio's financial statements.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                                OTHER INFORMATION
                                   (UNAUDITED)


PROXY VOTING

     Policies and procedures that the Portfolio uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolio voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (800) 519-CUFS (2837) and on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

     The Company will file its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company's Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling 1-800-SEC-0330.

APPROVAL OF ADVISORY AGREEMENT

     As required by the Investment Company Act, the Company's Board of Directors (the "Board"), including all of the Directors who are not "interested persons" of the Company, as that term is defined in the Investment Company Act (the "Independent Directors"), considered the approval of the Advisory Agreement between BSAM and the Company on behalf of the Portfolio at meetings of the Board held on May 25, 2006, September 6, 2006 and November 8, 2006. At these Meetings, the Board approved the Advisory Agreement for an initial term ending August 16, 2007. The Board's decision to approve the Advisory Agreement reflects the exercise of its business judgment to engage BSAM to provide advisory services to the Portfolio pursuant to the terms of the Advisory Agreement and based upon the information provided to the Directors in connection with the Meetings. In approving the Advisory Agreement, the Board considered information provided by the Adviser with the assistance and advice of counsel to the Independent Directors and the Company.

     In considering the approval of the Advisory Agreement, the Directors took into account all the materials provided prior to and during the Meetings, the presentations made during the Meetings, and the discussions during the Meetings. The Directors discussed the materials from BSAM mailed in advance of the Meetings that addressed most, if not all, of the factors listed below. BSAM also made presentations during the Meetings and responded to questions from the Directors. Among other things, the Directors considered (i) the nature, extent, and quality of BSAM's services to be provided to the Portfolio; (ii) descriptions of the experience and qualifications of BSAM's personnel providing those services; (iii) BSAM's investment philosophies and processes; (iv) BSAM's assets under management and client descriptions; (v) BSAM's soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) BSAM's proposed advisory fee arrangements with the Company as compared to another mutual fund with a similar investment objective and policies as the Portfolio (the "Comparative Fund"); (vii) BSAM's compliance procedures; (viii) BSAM's financial information and insurance coverage; and (ix) the extent to which economies of scale are relevant to the Portfolio. No one factor was determinative in the Board's consideration of the Advisory Agreement.

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
                                OTHER INFORMATION
                             (UNAUDITED) (CONCLUDED)


     The Directors met in executive session with counsel to discuss and consider information presented, as well as the Directors' responsibilities and duties in connection with approving the Advisory Agreement.

     The Directors considered that the Portfolio's proposed advisory fee was higher than the advisory fee of its Comparative Fund. However, the Directors noted that BSAM is voluntarily waiving a portion of its advisory fee and reimbursing expenses of the Portfolio. The Directors further considered that the costs associated with executing the Portfolio's investment strategy are higher due to the type of derivative securities in which the Portfolio invests. The Directors recognized that because the Portfolio had not yet commenced investment operations that the effect of any economies of scale due to asset growth could not currently be evaluated, nor could BSAM's expected profitability from providing advisory services to the Portfolio.

     The Directors also considered that the Advisory Agreement permitted BSAM to use sub-advisers in the future to manage one or more portions of the Portfolio's assets. The Directors noted that the Advisory Agreement requires that any fee or compensation payable to any sub-adviser is to be paid by BSAM. Further, the Directors, including a majority of the Independent Directors, and the
Portfolio's shareholders would have to approve the appointment of any sub-advisers recommended by BSAM.

     The Directors concluded that the nature, extent and quality of services to be provided by BSAM in advising the Portfolio was satisfactory; and the benefits expected to be derived by BSAM from managing the Portfolio, including its use of soft dollars and its method for selecting brokers, seemed reasonable.

     Based on all of the information presented to the Board and its consideration of relevant factors, the Board concluded that the proposed advisory fee was reasonable and determined that BSAM's Advisory Agreement be approved for an initial term ending August 16, 2007.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                            BEAR STEARNS CUFS(R) MLP
                               MORTGAGE PORTFOLIO
--------------------------------------------------------------------------------

                               INVESTMENT ADVISERS
                               -------------------
                       Bear Stearns Asset Management Inc.
                               383 Madison Avenue
                            New York, New York 10179


                                  ADMINISTRATOR
                                  -------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                                 TRANSFER AGENT
                                 --------------
                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809


                                   DISTRIBUTOR
                                   -----------
                             PFPC Distributors, Inc.
                                 760 Moore Road
                            King of Prussia, PA 19406


                                    CUSTODIAN
                                    ---------
                               PFPC Trust Company
                               8800 Tinicum Blvd.
                                    Suite 200
                             Philadelphia, PA 19153


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                  ---------------------------------------------
                              Deloitte & Touche LLP
                               1700 Market Street
                             Philadelphia, PA 19103


                                  LEGAL COUNSEL
                                  -------------
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                             Philadelphia, PA 19103





ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or
     15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

     (a)(1)  Not applicable.

     (a)(2)  Certifications pursuant to Rule 30a-2(a) under the 1940 Act and
             Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)  Not applicable.

     (b)     Certifications pursuant to Rule 30a-2(b) under the 1940 Act and
             Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               The RBB Fund, Inc.
            ---------------------------------
By (Signature and Title)*  /s/ Edward J. Roach
                           -----------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer)

Date              April 25, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Edward J. Roach
                           -----------------------------------------------------
                           Edward J. Roach, President & Treasurer
                           (principal executive officer &
                           principal financial officer)

Date              April 25, 2007
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.